UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:         811-07852

USAA Mutual Funds Trust

(Exact name of registrant as specified in charter)

15935 La Cantera Pkwy, Building Two, San Antonio,Texas                              78256

                 (Address of principal executive offices)                                               (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-235-8396

Date of fiscal year end: July 31

Date of reporting period: January 31, 2022

Item 1. Reports to Stockholders.

January 31, 2022

Semi Annual Report

USAA Capital Growth Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	23
Statement of Operations	24
Statements of Changes in Net Assets	25
Financial Highlights	26
Notes to Financial Statements	28
Supplemental Information	37
Proxy Voting and Portfolio Holdings Information	37
Expense Examples	37
Advisory Contract Approval	38
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Capital Growth Fund	January 31, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks capital appreciation.

Top 10 Equity Holdings*:

January 31, 2022

(% of Net Assets)

Apple, Inc.	3.4%
Microsoft Corp.	2.6%
Alphabet, Inc. Class C	2.0%
Nestle SA Registered Shares	1.1%
Toyota Motor Corp.	1.1%
Johnson & Johnson	1.0%
UnitedHealth Group, Inc.	1.0%
Roche Holding AG	0.9%
LVMH Moet Hennessy Louis Vuitton SE	0.9%
The Home Depot, Inc.	0.9%

Sector Allocation*:

January 31, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)
Australia (2.1%):
Consumer Discretionary (0.3%):
Aristocrat Leisure Ltd.	91,410	$2,649
Energy (0.1%):
Santos Ltd.	102,492	522
Woodside Petroleum Ltd.	29,239	522
		1,044
Financials (0.5%):
Australia & New Zealand Banking Group Ltd.	57,377	1,084
Macquarie Group Ltd.	25,007	3,268
		4,352
Health Care (0.4%):
CSL Ltd.	13,836	2,563
Sonic Healthcare Ltd.	27,313	735
		3,298
Materials (0.5%):
BHP Group Ltd. (a)	98,005	3,142
Rio Tinto Ltd.	12,070	960
		4,102
Real Estate (0.3%):
Charter Hall Group	48,889	585
Scentre Group	724,605	1,504
Stockland	176,854	510
		2,599
Utilities (0.0%): (b)
Origin Energy Ltd.	123,897	496
		18,540
Austria (0.1%):
Financials (0.0%): (b)
Raiffeisen Bank International AG	22,450	631
Industrials (0.1%):
ANDRITZ AG	12,097	644
		1,275
Belgium (0.3%):
Information Technology (0.2%):
Melexis NV	17,960	1,883
Materials (0.1%):
Titan Cement International SA	21,754	340
		2,223

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Brazil (0.3%):
Consumer Discretionary (0.0%): (b)
Vibra Energia SA	61,400	$265
Consumer Staples (0.1%):
Sendas Distribuidora SA	132,491	313
SLC Agricola SA	51,040	442
		755
Financials (0.1%):
Banco ABC Brasil SA Preference Shares	123,600	369
Health Care (0.0%): (b)
Blau Farmaceutica SA	36,149	252
Industrials (0.1%):
Randon SA Implementos e Participacoes Preference Shares	181,700	412
SIMPAR SA	195,516	407
		819
Materials (0.0%): (b)
Dexco SA	109,230	307
Utilities (0.0%): (b)
Neoenergia SA	105,900	328
		3,095
Canada (2.3%):
Consumer Staples (0.2%):
Alimentation Couche-Tard, Inc.	59,430	2,397
Energy (0.3%):
Canacol Energy Ltd. (a)	80,136	211
Parex Resources, Inc.	105,762	2,250
		2,461
Financials (1.0%):
Manulife Financial Corp.	143,261	2,984
National Bank of Canada	32,656	2,613
The Toronto-Dominion Bank	38,603	3,092
		8,689
Industrials (0.3%):
Canadian Pacific Railway Ltd.	36,005	2,576
Information Technology (0.3%):
Constellation Software, Inc.	1,889	3,254
Materials (0.2%):
Kirkland Lake Gold Ltd.	39,921	1,504
		20,881
Chile (0.1%):
Industrials (0.1%):
Quinenco SA	133,664	348

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Materials (0.0%): (b)
CAP SA	27,906	$314
		662
China (0.6%):
Communication Services (0.2%):
Tencent Holdings Ltd.	26,200	1,642
Consumer Discretionary (0.1%):
JD.com, Inc. Class A (c)	1,024	39
Jiumaojiu International Holdings Ltd. (d)	140,000	302
Minth Group Ltd.	60,000	278
		619
Consumer Staples (0.1%):
Chacha Food Co. Ltd. Class A	41,900	362
Chlitina Holding Ltd.	50,000	380
		742
Financials (0.0%): (b)
Finvolution Group, ADR	52,612	208
Health Care (0.0%): (b)
Amoy Diagnostics Co. Ltd. Class A	21,200	193
China Resources Medical Holdings Co. Ltd.	264,500	149
		342
Industrials (0.0%): (b)
Binjiang Service Group Co. Ltd.	88,500	260
Xinte Energy Co. Ltd. Class H	104,400	194
		454
Information Technology (0.1%):
Shenzhen Sunline Tech Co. Ltd. Class A	136,400	313
WUS Printed Circuit Kunshan Co. Ltd. Class A	168,740	464
		777
Utilities (0.1%):
China Tian Lun Gas Holdings Ltd.	400,000	475
		5,259
Denmark (0.9%):
Consumer Discretionary (0.2%):
Pandora A/S	18,438	2,005
Consumer Staples (0.4%):
Carlsberg A/S Class B	5,074	822
Royal Unibrew A/S	19,744	2,270
		3,092
Health Care (0.2%):
Novo Nordisk A/S Class B	16,476	1,639
Industrials (0.1%):
AP Moller — Maersk A/S Class B	317	1,139

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Utilities (0.0%): (b)
Orsted A/S (d)	2,923	$312
		8,187
Finland (0.1%):
Industrials (0.1%):
Metso Outotec Oyj	70,135	752
France (3.3%):
Communication Services (0.1%):
Publicis Groupe SA	11,382	771
Vivendi SE	33,223	435
		1,206
Consumer Discretionary (1.1%):
La Francaise des Jeux SAEM (d)	42,072	1,742
LVMH Moet Hennessy Louis Vuitton SE	10,038	8,244
		9,986
Consumer Staples (0.1%):
Pernod Ricard SA	3,768	806
Energy (0.2%):
Gaztransport Et Technigaz SA	8,203	753
TotalEnergies SE	10,255	583
		1,336
Financials (0.3%):
Amundi SA (d)	4,626	360
AXA SA	30,897	978
BNP Paribas SA	13,611	972
		2,310
Health Care (0.0%): (b)
Sartorius Stedim Biotech	835	366
Industrials (0.5%):
Cie de Saint-Gobain	14,008	948
Eiffage SA	4,646	488
Safran SA	17,715	2,145
Teleperformance	1,499	564
		4,145
Information Technology (0.6%):
Capgemini SE	22,305	5,014
Edenred	9,136	392
		5,406
Materials (0.4%):
Arkema SA	26,631	3,937
		29,498

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Germany (2.2%):
Communication Services (0.2%):
Deutsche Telekom AG	66,681	$1,259
Consumer Discretionary (0.3%):
Volkswagen AG Preference Shares	13,381	2,787
Financials (0.6%):
Allianz SE Registered Shares	18,914	4,856
Hannover Rueck SE	4,062	819
		5,675
Health Care (0.1%):
Merck KGaA	5,529	1,212
Industrials (0.2%):
Deutsche Post AG Registered Shares	18,801	1,131
Siemens AG Registered Shares	3,113	494
		1,625
Information Technology (0.5%):
Infineon Technologies AG	15,677	651
SAP SE	32,450	4,071
		4,722
Materials (0.1%):
Covestro AG (d)	14,223	853
Real Estate (0.1%):
LEG Immobilien SE	3,651	484
Utilities (0.1%):
E.ON SE	67,943	937
		19,554
Greece (0.1%):
Financials (0.1%):
National Bank of Greece SA (c)	157,409	619
Industrials (0.0%): (b)
Mytilineos SA	25,706	440
		1,059
Hong Kong (0.8%):
Consumer Discretionary (0.1%):
Chow Tai Fook Jewellery Group Ltd.	216,400	380
EC Healthcare	212,000	244
Pou Sheng International Holdings Ltd. (c)	1,688,000	271
		895
Consumer Staples (0.0%): (b)
WH Group Ltd. (d)	388,307	260

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Financials (0.2%):
AIA Group Ltd.	150,400	$1,570
CSSC Hong Kong Shipping Co. Ltd.	2,094,000	302
		1,872
Industrials (0.1%):
LK Technology Holdings Ltd.	172,500	264
Real Estate (0.4%):
CK Asset Holdings Ltd.	485,000	3,238
Sun Hung Kai Properties Ltd.	38,000	463
		3,701
		6,992
India (0.9%):
Consumer Discretionary (0.2%):
Asahi India Glass Ltd.	56,148	421
Balkrishna Industries Ltd.	13,987	441
Garware Technical Fibres Ltd.	8,727	373
Orient Electric Ltd.	87,829	393
		1,628
Energy (0.1%):
Hindustan Petroleum Corp. Ltd.	109,449	463
Financials (0.1%):
Cholamandalam Investment & Finance Co. Ltd.	54,539	464
UTI Asset Management Co. Ltd.	30,158	364
		828
Health Care (0.0%): (b)
Alkem Laboratories Ltd.	6,750	321
Industrials (0.2%):
Ashoka Buildcon Ltd. (c)	225,252	300
Craftsman Automation Ltd. (c)	12,216	338
Somany Ceramics Ltd.	58,135	693
		1,331
Information Technology (0.1%):
Mphasis Ltd.	16,655	699
WNS Holdings Ltd., ADR (c)	3,666	309
		1,008
Materials (0.2%):
APL Apollo Tubes Ltd. (c)	32,646	381
Dalmia Bharat Ltd.	21,193	510
Finolex Industries Ltd.	149,741	339
JK Lakshmi Cement Ltd.	67,037	509
Supreme Industries Ltd.	12,200	343
		2,082

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Utilities (0.0%): (b)
PTC India Ltd.	275,182	$354
		8,015
Indonesia (0.1%):
Financials (0.0%): (b)
Bank CIMB Niaga Tbk PT	4,500,500	298
Health Care (0.0%): (b)
Medikaloka Hermina TBK PT	4,059,800	309
Industrials (0.0%): (b)
PT Buana Lintas Lautan Tbk (c)	7,931,700	81
Real Estate (0.1%):
PT Puradelta Lestari Tbk	24,920,300	324
		1,012
Ireland (1.5%):
Health Care (0.1%):
ICON PLC (c)	4,555	1,210
Industrials (0.7%):
DCC PLC	9,911	833
Eaton Corp. PLC	15,986	2,533
Johnson Controls International PLC	35,720	2,596
		5,962
Information Technology (0.7%):
Accenture PLC Class A	18,824	6,656
		13,828
Isle of Man (0.0%): (b)
Real Estate (0.0%):
NEPI Rockcastle PLC	1	—	(e)
Israel (0.1%):
Information Technology (0.1%):
Check Point Software Technologies Ltd. (c)	3,983	482
Italy (1.0%):
Health Care (0.3%):
Recordati Industria Chimica e Farmaceutica SpA	40,787	2,285
Industrials (0.0%): (b)
Leonardo SpA (c)	50,460	364
Information Technology (0.1%):
Nexi SpA (c) (d)	39,292	575
Utilities (0.6%):
ACEA SpA	3,072	62
Enel SpA	443,038	3,409

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Iren SpA	131,235	$395
Snam SpA	333,237	1,867
		5,733
		8,957
Japan (6.8%):
Communication Services (0.4%):
Capcom Co. Ltd.	62,300	1,504
Kakaku.com, Inc.	63,000	1,305
Nippon Telegraph & Telephone Corp.	36,200	1,036
		3,845
Consumer Discretionary (1.7%):
Sony Group Corp.	27,600	3,088
Toyo Tire Corp.	25,000	354
Toyota Motor Corp.	482,300	9,534
ZOZO, Inc.	64,400	1,716
		14,692
Consumer Staples (0.3%):
Ajinomoto Co., Inc.	24,800	692
Asahi Group Holdings Ltd.	12,700	519
Seven & i Holdings Co. Ltd.	10,600	539
Toyo Suisan Kaisha Ltd.	29,300	1,201
		2,951
Financials (0.8%):
JAFCO Group Co. Ltd.	44,700	714
Mitsubishi UFJ Financial Group, Inc.	433,600	2,629
Mizuho Financial Group, Inc.	52,920	717
ORIX Corp.	61,200	1,263
Sumitomo Mitsui Financial Group, Inc.	19,500	702
Tokio Marine Holdings, Inc.	23,700	1,414
		7,439
Health Care (0.7%):
Hoya Corp.	27,300	3,540
Otsuka Holdings Co. Ltd.	10,600	362
Shionogi & Co. Ltd.	33,400	1,904
		5,806
Industrials (1.7%):
AGC, Inc.	12,300	565
en Japan, Inc.	44,300	1,068
Fuji Electric Co. Ltd.	69,200	3,699
Hitachi Ltd.	16,500	858
ITOCHU Corp.	37,600	1,208
Komatsu Ltd.	16,200	407
Mitsubishi Electric Corp.	33,200	416
Mitsui & Co. Ltd.	33,500	836
Nippon Yusen KK	35,000	2,744
OKUMA Corp.	30,500	1,331

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Sanwa Holdings Corp.	170,900	$1,851
Yamato Holdings Co. Ltd.	16,500	351
		15,334
Information Technology (0.8%):
Fujitsu Ltd.	20,900	2,764
Murata Manufacturing Co. Ltd.	8,700	654
NTT Data Corp.	30,000	575
Tokyo Electron Ltd.	2,400	1,174
Ulvac, Inc.	30,500	1,552
		6,719
Materials (0.2%):
Rengo Co. Ltd.	62,800	469
Shin-Etsu Chemical Co. Ltd.	4,100	686
Tosoh Corp.	24,400	382
		1,537
Real Estate (0.1%):
Daiwa House Industry Co. Ltd.	18,400	537
Open House Group Co. Ltd.	10,200	528
		1,065
Utilities (0.1%):
Chubu Electric Power Co., Inc.	60,400	605
Osaka Gas Co. Ltd.	30,000	510
		1,115
		60,503
Korea, Republic Of (0.8%):
Communication Services (0.1%):
AfreecaTV Co. Ltd.	5,409	710
JYP Entertainment Corp.	8,855	310
		1,020
Consumer Discretionary (0.1%):
Danawa Co. Ltd.	9,672	190
Handsome Co. Ltd. (c)	10,298	291
Hyosung TNC Corp.	730	259
Shinsegae, Inc.	1,795	353
		1,093
Financials (0.1%):
DB Insurance Co. Ltd.	7,995	401
JB Financial Group Co. Ltd.	58,374	398
KIWOOM Securities Co. Ltd. (c)	3,125	235
		1,034
Health Care (0.1%):
Classys, Inc.	19,691	257
Hugel, Inc.	2,115	242

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
InBody Co. Ltd.	12,563	$218
I-Sens, Inc.	9,544	223
		940
Industrials (0.1%):
CJ Corp.	3,267	219
Hanwha Aerospace Co. Ltd.	13,303	539
Samsung Engineering Co. Ltd. (c)	16,882	309
		1,067
Information Technology (0.2%):
Hana Materials, Inc.	9,284	440
Innox Advanced Materials Co. Ltd.	11,578	497
Samwha Capacitor Co. Ltd. (c)	5,768	318
TES Co. Ltd.	14,764	314
		1,569
Materials (0.1%):
Kolon Industries, Inc.	4,699	244
PI Advanced Materials Co. Ltd.	8,555	296
		540
		7,263
Luxembourg (0.1%):
Energy (0.1%):
Tenaris SA	49,207	600
Materials (0.0%): (b)
ArcelorMittal SA	18,681	555
		1,155
Malaysia (0.1%):
Financials (0.0%): (b)
Hong Leong Financial Group Bhd	85,000	371
Information Technology (0.1%):
Inari Amertron Bhd	557,000	445
		816
Mexico (0.2%):
Consumer Discretionary (0.1%):
Alsea SAB de CV (c)	189,014	388
Consumer Staples (0.0%): (b)
Industrias Bachoco SAB de CV Class B	92,822	319
Financials (0.1%):
Regional SAB de CV (a)	69,571	399
Industrials (0.0%): (b)
Grupo Traxion SAB de CV (c) (d)	176,359	281
Real Estate (0.0%): (b)
Corp Inmobiliaria Vesta SAB de CV	198,732	376
		1,763

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Netherlands (1.8%):
Communication Services (0.3%):
Koninklijke KPN NV	752,795	$2,483
Consumer Staples (0.1%):
Koninklijke Ahold Delhaize NV	34,910	1,132
Financials (0.5%):
ING Groep NV	279,326	4,131
NN Group NV	12,446	696
		4,827
Health Care (0.1%):
QIAGEN NV (c)	10,765	532
Information Technology (0.5%):
ASM International NV	9,207	3,163
STMicroelectronics NV	23,773	1,117
		4,280
Materials (0.3%):
LyondellBasell Industries NV Class A	29,098	2,815
		16,069
New Zealand (0.2%):
Health Care (0.2%):
Fisher & Paykel Healthcare Corp. Ltd.	91,213	1,678
Norway (0.4%):
Energy (0.2%):
Aker BP ASA	47,901	1,660
Equinor ASA	21,885	604
		2,264
Financials (0.2%):
SpareBank 1 SMN	87,042	1,442
		3,706
Peru (0.1%):
Financials (0.1%):
Intercorp Financial Services, Inc.	15,272	482
Philippines (0.0%): (b)
Real Estate (0.0%):
Filinvest Land, Inc.	17,251,000	369
Russian Federation (0.1%):
Consumer Discretionary (0.0%): (b)
Detsky Mir PJSC (d)	214,920	285
Financials (0.0%): (b)
Bank St Petersburg PJSC	372,110	379

See notes to financial statements.

13

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (0.1%):
Globaltrans Investment PLC Registered Shares, GDR	54,896	$387
		1,051
Saudi Arabia (0.1%):
Consumer Discretionary (0.1%):
Leejam Sports Co. JSC	13,835	439
United Electronics Co.	9,365	350
		789
Singapore (0.2%):
Consumer Staples (0.1%):
Wilmar International Ltd.	206,400	657
Financials (0.1%):
DBS Group Holdings Ltd.	33,400	877
		1,534
South Africa (0.0%): (b)
Industrials (0.0%):
Raubex Group Ltd.	145,480	354
Spain (0.5%):
Consumer Discretionary (0.0%): (b)
Industria de Diseno Textil SA	14,335	435
Financials (0.4%):
Banco Bilbao Vizcaya Argentaria SA	443,340	2,830
Banco Santander SA	177,589	623
		3,453
Utilities (0.1%):
Acciona SA	3,119	543
		4,431
Sweden (1.1%):
Consumer Staples (0.1%):
Swedish Match AB	113,532	879
Financials (0.1%):
Skandinaviska Enskilda Banken AB Class A	46,979	608
Health Care (0.0%): (b)
Getinge AB B Shares	12,589	492
Industrials (0.7%):
Atlas Copco AB Class B	75,267	3,851
Nibe Industrier AB Class B	118,863	1,130
Sandvik AB	27,986	737
Volvo AB Class B	24,134	545
		6,263
Information Technology (0.1%):
Telefonaktiebolaget LM Ericsson Class B	52,993	662

See notes to financial statements.

14

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Materials (0.1%):
Boliden AB	17,646	$715
		9,619
Switzerland (4.4%):
Consumer Discretionary (0.4%):
Cie Financiere Richemont SA Registered Shares	7,646	1,112
Garmin Ltd.	17,884	2,225
		3,337
Consumer Staples (1.3%):
Coca-Cola HBC AG	71,126	2,355
Nestle SA Registered Shares	75,365	9,734
		12,089
Financials (0.9%):
Julius Baer Group Ltd.	10,470	685
Partners Group Holding AG	1,144	1,595
Swiss Life Holding AG	2,852	1,836
UBS Group AG	206,397	3,829
		7,945
Health Care (1.5%):
Lonza Group AG Registered Shares	611	421
Novartis AG Registered Shares	53,045	4,610
Roche Holding AG	21,897	8,476
		13,507
Industrials (0.2%):
Adecco Group AG	42,533	2,026
Materials (0.1%):
Holcim Ltd.	9,801	531
		39,435
Taiwan (0.9%):
Health Care (0.0%): (b)
Pegavision Corp.	19,000	275
Industrials (0.2%):
Chicony Power Technology Co. Ltd.	179,000	512
China Airlines Ltd. (c)	497,000	433
Turvo International Co. Ltd.	99,000	378
		1,323
Information Technology (0.6%):
Gold Circuit Electronics Ltd.	138,000	384
Holy Stone Enterprise Co. Ltd.	80,000	338
King Yuan Electronics Co. Ltd.	338,000	560
Lelon Electronics Corp.	156,000	366
Macronix International Co. Ltd.	378,000	577
Parade Technologies Ltd.	10,000	738
Phison Electronics Corp.	22,000	365

See notes to financial statements.

15

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Powertech Technology, Inc.	124,000	$442
Sigurd Microelectronics Corp.	206,000	427
Tripod Technology Corp.	101,000	472
Walsin Technology Corp.	54,000	301
		4,970
Materials (0.1%):
China General Plastics Corp.	303,450	366
Taiwan Hon Chuan Enterprise Co. Ltd.	155,000	401
Tung Ho Steel Enterprise Corp.	216,410	534
		1,301
		7,869
Thailand (0.1%):
Financials (0.0%): (b)
AEON Thana Sinsap Thailand PCL-NVDR	58,700	324
Health Care (0.0%): (b)
Mega Lifesciences PCL	286,300	401
Real Estate (0.1%):
AP Thailand PCL	1,756,800	540
		1,265
Turkey (0.0%): (b)
Industrials (0.0%):
Turkiye Sise ve Cam Fabrikalari A/S	280,561	292
United Arab Emirates (0.1%):
Industrials (0.1%):
RAS Al Khaimah Ceramics	526,426	430
United Kingdom (5.4%):
Communication Services (0.3%):
ITV PLC (c)	914,407	1,399
Vodafone Group PLC	509,690	895
WPP PLC	34,021	533
		2,827
Consumer Discretionary (0.4%):
Barratt Developments PLC	61,287	510
Next PLC	15,607	1,590
Stellantis NV	89,727	1,732
		3,832
Consumer Staples (0.8%):
Diageo PLC	67,428	3,402
Imperial Brands PLC	101,295	2,401
Tesco PLC	243,363	977
Unilever PLC	9,897	508
		7,288

See notes to financial statements.

16

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Energy (0.9%):
BP PLC	715,731	$3,710
Harbour Energy PLC (c)	92,458	451
Shell PLC	136,073	3,495
		7,656
Financials (1.1%):
3i Group PLC	59,491	1,108
Aon PLC Class A	9,170	2,535
Barclays PLC	742,575	1,992
Intermediate Capital Group PLC	33,631	868
Legal & General Group PLC	661,592	2,586
Standard Chartered PLC	69,574	507
		9,596
Health Care (0.2%):
AstraZeneca PLC	6,557	763
CVS Group PLC	31,010	823
Hikma Pharmaceuticals PLC	19,900	559
		2,145
Industrials (0.6%):
Ashtead Group PLC	45,400	3,247
Bunzl PLC	12,697	476
Ferguson PLC	4,840	761
Royal Mail PLC	101,833	608
		5,092
Materials (1.0%):
Anglo American PLC	38,398	1,692
Croda International PLC	13,991	1,511
Evraz PLC	259,803	1,765
Rio Tinto PLC	59,061	4,162
		9,130
Real Estate (0.1%):
Safestore Holdings PLC	29,232	501
		48,067
United States (58.9%):
Communication Services (4.3%):
Alphabet, Inc. Class C (c)	6,655	18,062
AT&T, Inc.	135,229	3,448
Comcast Corp. Class A	133,527	6,675
Match Group, Inc. (c)	16,796	1,893
Netflix, Inc. (c)	5,682	2,427
Sirius XM Holdings, Inc. (a)	384,489	2,445
Verizon Communications, Inc.	67,189	3,577
Zillow Group, Inc. Class C (c)	2,917	147
		38,674

See notes to financial statements.

17

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Consumer Discretionary (4.9%):
AutoZone, Inc. (c)	1,401	$2,783
Best Buy Co., Inc.	19,340	1,920
eBay, Inc.	37,976	2,281
Ford Motor Co.	286,309	5,812
General Motors Co. (c)	49,799	2,626
Lennar Corp. Class A	25,276	2,429
Lowe's Cos., Inc.	27,106	6,434
McDonald's Corp.	13,041	3,384
O'Reilly Automotive, Inc. (c)	4,094	2,668
Target Corp.	23,552	5,192
The Home Depot, Inc.	22,324	8,192
		43,721
Consumer Staples (3.8%):
Altria Group, Inc.	65,775	3,347
Archer-Daniels-Midland Co.	41,131	3,085
Colgate-Palmolive Co.	34,717	2,862
Costco Wholesale Corp.	6,781	3,425
PepsiCo, Inc.	21,117	3,664
Philip Morris International, Inc.	65,940	6,782
The Clorox Co.	15,238	2,558
The Estee Lauder Cos., Inc.	8,177	2,550
Tyson Foods, Inc. Class A	33,087	3,007
Walgreens Boots Alliance, Inc.	55,971	2,785
		34,065
Energy (2.7%):
Chevron Corp.	30,547	4,012
ConocoPhillips	77,945	6,907
Devon Energy Corp.	59,502	3,009
EOG Resources, Inc.	27,639	3,081
Exxon Mobil Corp.	57,012	4,331
Marathon Petroleum Corp.	39,969	2,868
		24,208
Financials (8.2%):
AGNC Investment Corp.	6,846	102
Annaly Capital Management, Inc.	18,240	144
Bank of America Corp.	85,885	3,963
Berkshire Hathaway, Inc. Class B (c)	14,673	4,593
Blackstone, Inc.	19,956	2,634
Capital One Financial Corp.	36,590	5,369
Citigroup, Inc.	46,915	3,055
First Republic Bank	12,133	2,106
Marsh & McLennan Cos., Inc.	17,296	2,657
MetLife, Inc.	44,366	2,975
Morgan Stanley	62,882	6,448
MSCI, Inc.	4,093	2,194
Prudential Financial, Inc.	49,993	5,578
Regions Financial Corp.	104,494	2,397

See notes to financial statements.

18

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
S&P Global, Inc.	6,310	$2,620
SVB Financial Group (c)	7,058	4,121
Synchrony Financial	55,099	2,347
T. Rowe Price Group, Inc.	12,087	1,867
The Allstate Corp.	46,286	5,585
The Goldman Sachs Group, Inc.	15,438	5,476
The Progressive Corp.	28,083	3,051
Wells Fargo & Co.	69,502	3,739
		73,021
Health Care (10.0%):
AbbVie, Inc.	29,918	4,095
Agilent Technologies, Inc.	16,918	2,357
Amgen, Inc.	28,426	6,457
Anthem, Inc.	7,070	3,118
Biogen, Inc. (c)	10,249	2,316
Bristol-Myers Squibb Co.	53,098	3,446
Cigna Corp.	13,456	3,101
CVS Health Corp.	33,548	3,573
Danaher Corp.	11,063	3,162
Eli Lilly & Co.	25,754	6,320
Gilead Sciences, Inc.	44,541	3,059
HCA Healthcare, Inc.	11,288	2,710
IDEXX Laboratories, Inc. (c)	8,575	4,350
Intuitive Surgical, Inc. (c)	8,361	2,376
IQVIA Holdings, Inc. (c)	10,730	2,628
Johnson & Johnson	53,279	9,179
Merck & Co., Inc.	82,338	6,709
Mettler-Toledo International, Inc. (c)	1,668	2,456
Pfizer, Inc.	78,540	4,138
UnitedHealth Group, Inc.	18,833	8,900
Waters Corp. (c)	7,242	2,318
West Pharmaceutical Services, Inc.	6,344	2,495
		89,263
Industrials (5.1%):
3M Co.	32,696	5,428
Carrier Global Corp.	49,064	2,339
Cummins, Inc.	11,607	2,564
Fastenal Co.	43,986	2,493
General Dynamics Corp.	13,810	2,929
Illinois Tool Works, Inc.	11,745	2,747
Lockheed Martin Corp.	17,019	6,623
Northrop Grumman Corp.	15,266	5,647
Old Dominion Freight Line, Inc.	7,514	2,269
Otis Worldwide Corp.	30,984	2,647
PACCAR, Inc.	30,840	2,868
Republic Services, Inc.	19,705	2,516
Rockwell Automation, Inc.	7,774	2,248
W.W. Grainger, Inc.	5,257	2,603
		45,921

See notes to financial statements.

19

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Information Technology (15.7%):
Adobe, Inc. (c)	5,680	$3,035
Apple, Inc.	174,507	30,500
Applied Materials, Inc.	40,349	5,575
Broadcom, Inc.	12,584	7,373
Cisco Systems, Inc.	123,376	6,868
Cognizant Technology Solutions Corp. Class A	34,470	2,945
EPAM Systems, Inc. (c)	3,722	1,772
Fortinet, Inc. (c)	7,743	2,302
Gartner, Inc. (c)	7,725	2,270
HP, Inc.	169,234	6,216
Intel Corp.	67,767	3,308
International Business Machines Corp.	25,256	3,374
Intuit, Inc.	5,231	2,904
Mastercard, Inc. Class A	10,832	4,185
Micron Technology, Inc.	39,079	3,215
Microsoft Corp.	75,204	23,387
Motorola Solutions, Inc.	10,732	2,489
NVIDIA Corp.	18,682	4,575
Oracle Corp.	69,695	5,657
QUALCOMM, Inc.	39,764	6,989
Texas Instruments, Inc.	33,713	6,051
VeriSign, Inc. (c)	10,894	2,366
VMware, Inc. Class A	21,015	2,700
		140,056
Materials (1.1%):
Avery Dennison Corp.	11,113	2,283
Nucor Corp.	23,292	2,362
PPG Industries, Inc.	16,143	2,521
The Sherwin-Williams Co.	8,618	2,469
		9,635
Real Estate (1.6%):
Alexandria Real Estate Equities, Inc.	1,828	356
American Tower Corp.	5,931	1,492
AvalonBay Communities, Inc.	1,821	445
Boston Properties, Inc.	1,934	217
Camden Property Trust	1,274	204
CBRE Group, Inc. Class A (c)	4,378	444
Crown Castle International Corp.	5,637	1,029
Digital Realty Trust, Inc.	3,673	548
Duke Realty Corp.	4,867	281
Equinix, Inc.	1,168	847
Equity LifeStyle Properties, Inc.	2,259	177
Equity Residential	4,634	411
Essex Property Trust, Inc.	848	282
Extra Space Storage, Inc.	1,744	346
Healthpeak Properties, Inc.	7,029	248
Host Hotels & Resorts, Inc. (c)	9,209	160
Invitation Homes, Inc.	7,404	311

See notes to financial statements.

20

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Iron Mountain, Inc.	3,766	$173
Medical Properties Trust, Inc.	7,672	174
Mid-America Apartment Communities, Inc.	1,493	308
Omega Healthcare Investors, Inc.	3,070	97
Prologis, Inc.	9,649	1,513
Public Storage	2,054	736
Realty Income Corp.	6,960	483
Regency Centers Corp.	1,994	143
SBA Communications Corp.	1,426	464
Simon Property Group, Inc.	4,285	631
Sun Communities, Inc.	1,459	276
UDR, Inc.	3,872	220
Ventas, Inc.	5,132	272
VICI Properties, Inc. (a)	8,008	229
Vornado Realty Trust	2,123	87
Welltower, Inc.	5,407	468
Weyerhaeuser Co.	9,772	395
WP Carey, Inc.	2,321	180
		14,647
Utilities (1.5%):
Exelon Corp.	50,311	2,915
FirstEnergy Corp.	67,518	2,833
NRG Energy, Inc.	71,097	2,839
The AES Corp.	105,138	2,332
UGI Corp.	55,691	2,526
		13,445
		526,656
Total Common Stocks (Cost $686,330)		885,867
Exchange-Traded Funds (0.2%)
United States (0.2%):
iShares Core MSCI EAFE ETF	24,072	1,724
Total Exchange-Traded Funds (Cost $1,809)		1,724
Collateral for Securities Loaned (0.7%)^
United States (0.7%):
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (f)	6,151,557	6,152
Total Collateral for Securities Loaned (Cost $6,152)		6,152
Total Investments (Cost $694,291) — 100.0%		893,743
Other assets in excess of liabilities — 0.0% (b)		182
NET ASSETS — 100.00%		$893,925

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

See notes to financial statements.

21

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2022

  (Unaudited)

(b)  Amount represents less than 0.05% of net assets.

(c)  Non-income producing security.

(d)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of January 31, 2022, the fair value of these securities was $4,970 (thousands) and amounted to 0.6% of net assets.

(e)  Rounds to less than $1 thousand.

(f)  Rate disclosed is the daily yield on January 31, 2022.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

NVDR — Non-Voting Depository Receipt

PCL — Public Company Limited

PLC — Public Limited Company

See notes to financial statements.

22

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Capital Growth Fund
Assets:
Investments, at value (Cost $694,291)	$893,743	(a)
Foreign currency, at value (Cost $694)	688
Cash	5,291
Receivables:
Interest and dividends	721
Capital shares issued	452
Investments sold	61
Reclaims	987
From Adviser	2
Prepaid expenses	15
Total Assets	901,960
Liabilities:
Payables:
Collateral received on loaned securities	6,152
Investments purchased	59
Capital shares redeemed	605
Accrued foreign capital gains taxes	282
Accrued expenses and other payables:
Investment advisory fees	581
Administration fees	116
Custodian fees	26
Transfer agent fees	176
Compliance fees	—	(b)
Trustees' fees	1
Other accrued expenses	37
Total Liabilities	8,035
Net Assets:
Capital	672,910
Total accumulated earnings/(loss)	221,015
Net Assets	$893,925
Net Assets
Fund Shares	$891,843
Institutional Shares	2,082
Total	$893,925
Shares (unlimited number of shares authorized with no par value):
Fund Shares	72,444
Institutional Shares	168
Total	72,612
Net asset value, offering and redemption price per share: (c)
Fund Shares	$12.31
Institutional Shares	12.42

(a)  Includes $5,905 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

23

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended January 31, 2022

(Amounts in Thousands)  (Unaudited)

USAA Capital Growth Fund
Investment Income:
Dividends	$10,484
Interest	1
Securities lending (net of fees)	41
Foreign tax withholding	(440)
Total Income	10,086
Expenses:
Investment advisory fees	3,301
Administration fees — Fund Shares	687
Administration fees — Institutional Shares	1
Sub-Administration fees	39
Custodian fees	91
Transfer agent fees — Fund Shares	552
Transfer agent fees — Institutional Shares	1
Trustees' fees	24
Compliance fees	3
Legal and audit fees	42
State registration and filing fees	24
Other expenses	64
Recoupment of prior expenses waived/reimbursed by Adviser	56
Total Expenses	4,885
Expenses waived/reimbursed by Adviser	(7)
Net Expenses	4,878
Net Investment Income (Loss)	5,208
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions	48,301
Foreign taxes on realized gains	(102)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	(39,235)
Net change in accrued foreign taxes on unrealized gains	157
Net realized/unrealized gains (losses) on investments	9,121
Change in net assets resulting from operations	$14,329

See notes to financial statements.

24

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Capital Growth Fund
	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021
From Investments:
Operations:
Net investment income (loss)	$5,208	$8,666
Net realized gains (losses) from investments	48,199	90,229
Net change in unrealized appreciation/depreciation on investments	(39,078)	136,449
Change in net assets resulting from operations	14,329	235,344
Distributions to Shareholders:
Fund Shares	(105,732)	(24,838)
Institutional Shares	(271)	(206)
Change in net assets resulting from distributions to shareholders	(106,003)	(25,044)
Change in net assets resulting from capital transactions	84,066	(75,428)
Change in net assets	(7,608)	134,872
Net Assets:
Beginning of period	901,533	766,661
End of period	$893,925	$901,533
Capital Transactions:
Fund Shares
Proceeds from shares issued	$30,919	$53,898
Distributions reinvested	105,029	24,634
Cost of shares redeemed	(52,428)	(142,355)
Total Fund Shares	$83,520	$(63,823)
Institutional Shares
Proceeds from shares issued	$822	$1,635
Distributions reinvested	264	32
Cost of shares redeemed	(540)	(13,272)
Total Institutional Shares	$546	$(11,605)
Change in net assets resulting from capital transactions	$84,066	$(75,428)
Share Transactions:
Fund Shares
Issued	2,302	4,393
Reinvested	8,241	2,105
Redeemed	(3,902)	(11,813)
Total Fund Shares	6,641	(5,315)
Institutional Shares
Issued	61	128
Reinvested	20	3
Redeemed	(41)	(1,087)
Total Institutional Shares	40	(956)
Change in Shares	6,681	(6,271)
See notes to financial statements.

25

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Capital Growth Fund
Fund Shares
Six Months Ended January 31, 2022 (Unaudited):	$13.67	0.08	(d)	0.17	0.25	(0.16)	(1.45)
Year Ended July 31:
2021	$10.62	0.13	(d)	3.28	3.41	(0.12)	(0.24)
2020	$11.36	0.14	(d)	0.13	0.27	(0.17)	(0.84)
2019	$12.63	0.16		(0.48)	(0.32)	(0.17)	(0.78)
2018	$11.67	0.15		1.21	1.36	(0.12)	(0.28)
2017	$9.97	0.14		1.71	1.85	(0.15)	—
Institutional Shares
Six Months Ended January 31, 2022 (Unaudited):	$13.81	0.10	(d)	0.18	0.28	(0.22)	(1.45)
Year Ended July 31:
2021	$10.66	0.15	(d)	3.35	3.50	(0.11)	(0.24)
2020	$11.39	0.14	(d)	0.14	0.28	(0.17)	(0.84)
2019	$12.66	0.23	(d)	(0.55)	(0.32)	(0.17)	(0.78)
2018	$11.70	0.17		1.20	1.37	(0.13)	(0.28)
2017	$9.98	0.15		1.71	1.86	(0.14)	—

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

**  For the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

†  Does not include acquired fund fees, if any.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects a return to normal trading levels after a prior year transition.

(f)  Reflects increased trading activity due to current year transition or asset allocation shift.

(g)  Reflects overall increase in purchases and sales of securities.

(h)  Reflects overall decrease in purchases and sales of securities.

See notes to financial statements.

26

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses**^†(b)	Net Investment Income (Loss)(b)	Gross Expenses†(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Capital Growth Fund
Fund Shares
Six Months Ended January 31, 2022 (Unaudited):	(1.61)	$12.31	1.59%	1.06%	1.13%	1.06%	$891,843	33%
Year Ended July 31:
2021	(0.36)	$13.67	32.74%	1.07%	1.04%	1.07%	$899,767	67	%(e)
2020	(1.01)	$10.62	2.14%	1.12%	1.35%	1.13%	$755,102	152	%(f)
2019	(0.95)	$11.36	(1.82)%	1.13%	1.43%	1.13%	$826,325	54	%(g)
2018	(0.40)	$12.63	11.76%	1.15%	1.25%	1.15%	$902,670	22	%(h)
2017	(0.15)	$11.67	18.75%	1.21%	1.27%	1.21%	$836,515	55%
Institutional Shares
Six Months Ended January 31, 2022 (Unaudited):	(1.67)	$12.42	1.76%	0.72%	1.48%	1.33%	$2,082	33%
Year Ended July 31:
2021	(0.35)	$13.81	33.45%	0.77%	1.30%	0.92%	$1,766	67	%(e)
2020	(1.01)	$10.66	2.20%	1.01%	1.31%	1.01%	$11,559	152	%(f)
2019	(0.95)	$11.39	(1.77)%	1.03%	2.04%	1.03%	$110,430	54	%(g)
2018	(0.41)	$12.66	11.84%	1.10%	1.38%	1.21%	$7,961	22	%(h)
2017	(0.14)	$11.70	18.79%	1.10%	1.38%	1.47%	$5,762	55%

See notes to financial statements.

27

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2022

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Capital Growth Fund (the "Fund"). The Fund offers two classes of shares: Fund Shares and Institutional Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

28

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs") and American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as Level 2 in the fair value hierarchy.

A summary of the valuations as of January 31, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$574,444	$311,423	$—	$885,867
Exchange-Traded Funds	1,724	—	—	1,724
Collateral for Securities Loaned	6,152	—	—	6,152
Total	$582,320	$311,423	$—	$893,743

For the six months ended January 31, 2022, there were no transfers in or out of Level 3 in the fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

29

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Foreign Exchange Currency Contracts:

The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of January 31, 2022, the Fund had no open forward foreign exchange currency contracts.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also

30

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of January 31, 2022.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$5,905	$—	$6,152

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

The Fund filed for additional European Union reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. For the six months ended January 31, 2022, the Fund has $174 thousand receivable for previously recognized reclaims, of which $4 thousand is related to interest on the filed reclaims.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31.

For the six months ended January 31, 2022, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

31

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended January 31, 2022, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$293,487	$310,541

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA Mutual Funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at www.vcm.com. As of January 31, 2022, certain fund-of-funds owned total outstanding shares of the Fund as follows:

Affiliated USAA Mutual Funds	Ownership %
USAA Cornerstone Equity Fund	0.0	*
USAA Target Retirement Income Fund	0.0	*

*  Amount is less than 0.05%

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended January 31, 2022, are reflected on the Statement of Operations as Investment advisory fees.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the prior investment adviser to the Fund announced that AMCO would be acquired by Victory Capital Holdings Inc. (the "Transaction"). A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and VCM. The Transaction closed on July 1, 2019, and effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and no performance adjustments were made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter is utilized in calculating future performance adjustments.

32

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

The performance adjustment for each share class is accrued daily and calculated monthly by comparing each class' performance to that of the Lipper Global Funds Index. The Lipper Global Funds Index tracks the total return performance of the largest funds within the Lipper Global Funds category.

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Global Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period August 1, 2021, to January 31, 2022, performance adjustments were $(136) and $(4) for Fund Shares and Institutional Shares, in thousands, respectively. Performance adjustments were (0.03)% and (0.38)% for Fund Shares and Institutional Shares, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended January 31, 2022, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15% and 0.10%, which is based on the Fund's average daily net assets of the Fund Shares and of the Institutional Shares, respectively. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of

33

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for the Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended January 31, 2022, are reflected on the Statement of Operations as Transfer agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of January 31, 2022, the expense limits (excluding voluntary waivers) were 1.12% and 1.10% for Fund Shares and Institutional Shares, respectively.

Under the terms of the expense limitation agreement, as amended May 1, 2021, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Adviser was permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of January 31, 2022, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at January 31, 2022.

Expires 2024	Expires 2025	Total
$10	$7	$17

34

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended January 31, 2022.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk — The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic and political conditions and other factors. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.

Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.

7. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 28, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended January 31, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one-month London Interbank Offered Rate ("LIBOR") plus one percent, with LIBOR to be replaced by a different benchmark rate in accordance with the terms of the agreement) on amounts borrowed. Prior to June 28, 2021, the Victory Funds Complex paid an annual commitment fee of 0.15% and an upfront fee of 0.10%. Each fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

35

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

The Fund had no borrowings under the Line of Credit agreement during the six months ended January 31, 2022.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended January 31, 2022.

8. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending July 31, 2022.

As of July 31, 2021, the Fund had no capital loss carryforwards for federal income tax purposes.

36

USAA Mutual Funds Trust	Supplemental Information January 31, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2021, through January 31, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/21	Actual Ending Account Value 1/31/22	Hypothetical Ending Account Value 1/31/22	Actual Expenses Paid During Period 8/1/21- 1/31/22*	Hypothetical Expenses Paid During Period 8/1/21- 1/31/22*	Annualized Expense Ratio During Period 8/1/21- 1/31/22
Fund Shares	$1,000.00	$1,015.90	$1,019.86	$5.39	$5.40	1.06%
Institutional Shares	1,000.00	1,017.60	1,021.58	3.66	3.67	0.72%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

37

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2022

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement

USAA Capital Growth Fund (the "Fund")

At a meeting of the Board of Trustees (the "Board") of USAA Mutual Funds Trust (the "Trust") held on December 9-10, 2021, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Victory Capital Management Inc. (the "Adviser") with respect to the Fund. Prior to the December 9-10, 2021 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 19, 2021.

In advance of the foregoing meetings, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board's conclusions may be based, in part, on its consideration of these same arrangements in prior years.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Adviser under the Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board also took into account its knowledge of the Adviser's management and the quality of the performance of the Adviser's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, shareholder

38

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2022

  (Unaudited)

services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund's compliance programs, (ii) risk management programs, (iii) liquidity risk management programs, and (iv) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Adviser's management style and the performance of the Adviser's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Adviser's process for monitoring "best execution," also was considered. The Adviser's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Adviser's risk management processes. The Board considered the Adviser's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the "expense group") and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's net management fee rate — which includes advisory and administrative services and the effects of any performance adjustment1, as well as any fee waivers and reimbursements — was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses, including after any reimbursements, were equal to the median of its expense group and below the median of its expense universe. The Board also took into account the Adviser's current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates and noted the high quality of services received by the Fund.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was below the average of its performance universe for the one- and three-year periods ended September 30, 2021, and was above the average of its performance universe for the five- and ten-year periods ended September 30, 2021, and was below its Lipper index for the one-year period ended September 30, 2021, and was above its Lipper index for the three-, five- and ten-year periods ended September 30, 2021.

1  The Adviser previously agreed that no performance adjustment (positive or negative) would be made to the amount payable to the Adviser from July 1, 2019, through June 30, 2020.

39

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2022

  (Unaudited)

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser's relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.

Economies of Scale — The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board also considered the effect of the change in size, if any, of each of the Fund's classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

40

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
www.vcm.com	(800) 235-8396

36843-0322

January 31, 2022

Semi Annual Report

USAA Aggressive Growth Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	12
Supplemental Information	20
Proxy Voting and Portfolio Holdings Information	20
Expense Examples	20
Advisory Contract Approval	21
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Aggressive Growth Fund	January 31, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks capital appreciation.

Top 10 Equity Holdings*:

January 31, 2022

(% of Net Assets)

Microsoft Corp.	7.8%
Alphabet, Inc. Class C	7.5%
Amazon.com, Inc.	6.0%
Apple, Inc.	5.4%
NVIDIA Corp.	5.3%
Visa, Inc. Class A	4.2%
ServiceNow, Inc.	3.1%
Meta Platforms, Inc. Class A	2.4%
Zoetis, Inc.	2.3%
Tesla, Inc.	2.2%

Sector Allocation*:

January 31, 2022

(% of Net Assets)

*   Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Aggressive Growth Fund	Schedule of Portfolio Investments January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.3%)
Communication Services (10.8%):
Alphabet, Inc. Class C (a)	56,037	$152,083
Meta Platforms, Inc. Class A (a)	153,086	47,956
Netflix, Inc. (a)	21,334	9,112
Twitter, Inc. (a)	278,383	10,442
		219,593
Communications Equipment (1.2%):
Arista Networks, Inc. (a)	60,899	7,570
Motorola Solutions, Inc.	74,920	17,377
		24,947
Consumer Discretionary (20.0%):
Airbnb, Inc. Class A (a)	135,710	20,895
Amazon.com, Inc. (a)	40,759	121,929
Aptiv PLC (a)	235,719	32,194
Burlington Stores, Inc. (a)	83,690	19,829
Chipotle Mexican Grill, Inc. (a)	5,884	8,741
Lululemon Athletica, Inc. (a)	128,579	42,915
NIKE, Inc. Class B	198,568	29,402
O'Reilly Automotive, Inc. (a)	39,601	25,810
Target Corp.	52,822	11,644
Tesla, Inc. (a)	46,607	43,658
The Home Depot, Inc.	90,204	33,103
Ulta Beauty, Inc. (a)	43,281	15,743
		405,863
Consumer Staples (0.7%):
Constellation Brands, Inc. Class A	62,356	14,825
Electronic Equipment, Instruments & Components (0.9%):
CDW Corp.	96,024	18,153
Energy (0.6%):
Diamondback Energy, Inc.	88,283	11,138
Financials (2.3%):
LPL Financial Holdings, Inc.	104,448	17,999
MSCI, Inc.	51,524	27,623
		45,622
Health Care (11.7%):
Align Technology, Inc. (a)	66,725	33,026
Charles River Laboratories International, Inc. (a)	35,902	11,839
Dexcom, Inc. (a)	57,468	24,739
Jazz Pharmaceuticals PLC (a)	81,376	11,304
Tenet Healthcare Corp. (a)	96,305	7,138
Thermo Fisher Scientific, Inc.	69,262	40,262
Veeva Systems, Inc. Class A (a)	93,509	22,118
Vertex Pharmaceuticals, Inc. (a)	107,882	26,221
West Pharmaceutical Services, Inc.	35,557	13,982

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Aggressive Growth Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Zoetis, Inc.	228,035	$45,559
		236,188
Industrials (6.3%):
Carrier Global Corp.	231,263	11,027
CoStar Group, Inc. (a)	241,718	16,959
Generac Holdings, Inc. (a)	114,340	32,287
IDEX Corp.	79,036	17,028
IHS Markit Ltd.	104,652	12,222
Kornit Digital Ltd. (a)	122,685	12,889
Uber Technologies, Inc. (a)	693,480	25,936
		128,348
IT Services (9.5%):
EPAM Systems, Inc. (a)	51,323	24,437
Gartner, Inc. (a)	39,922	11,733
PayPal Holdings, Inc. (a)	233,868	40,211
Shopify, Inc. Class A (a)	18,936	18,259
Twilio, Inc. Class A (a)	56,458	11,637
Visa, Inc. Class A	380,300	86,012
		192,289
Real Estate (0.8%):
Extra Space Storage, Inc.	41,158	8,157
SBA Communications Corp.	23,099	7,517
		15,674
Semiconductors & Semiconductor Equipment (7.6%):
Advanced Micro Devices, Inc. (a)	81,964	9,365
Lam Research Corp.	38,083	22,466
Marvell Technology, Inc.	208,574	14,892
NVIDIA Corp.	439,206	107,544
		154,267
Software (19.5%):
Adobe, Inc. (a)	68,917	36,822
AppLovin Corp. Class A (a) (b)	137,208	8,839
Cadence Design Systems, Inc. (a)	179,431	27,299
Crowdstrike Holdings, Inc. Class A (a)	84,236	15,216
Fair Isaac Corp. (a)	25,843	12,792
Microsoft Corp.	506,314	157,453
Palo Alto Networks, Inc. (a)	35,566	18,402
RingCentral, Inc. Class A (a)	51,899	9,160
ServiceNow, Inc. (a)	107,531	62,989
Synopsys, Inc. (a)	50,611	15,715
The Trade Desk, Inc. Class A (a)	201,302	13,999
Workday, Inc. Class A (a)	63,593	16,090
		394,776
Technology Hardware, Storage & Peripherals (5.4%):
Apple, Inc.	624,708	109,187
Total Common Stocks (Cost $1,153,123)		1,970,870

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Aggressive Growth Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned (0.3%)^
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (c)	5,896,800	$5,897
Total Collateral for Securities Loaned (Cost $5,897)		5,897
Total Investments (Cost $1,159,020) — 97.6%		1,976,767
Other assets in excess of liabilities — 2.4%		48,332
NET ASSETS — 100.00%		$2,025,099

At January 31, 2022, the Fund's investments in foreign securities were 6.4% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on January 31, 2022.

PLC — Public Limited Company

See notes to financial statements.

5

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Aggressive Growth Fund
Assets:
Investments, at value (Cost $1,159,020)	$1,976,767	(a)
Cash	68,949
Receivables:
Interest and dividends	137
Capital shares issued	1,191
Investments sold	10,927
From Adviser	1
Prepaid expenses	26
Total Assets	2,057,998
Liabilities:
Payables:
Collateral received on loaned securities	5,897
Investments purchased	24,368
Capital shares redeemed	1,367
Accrued expenses and other payables:
Investment advisory fees	660
Administration fees	266
Custodian fees	15
Transfer agent fees	254
Compliance fees	1
Trustees' fees	—	(b)
Other accrued expenses	71
Total Liabilities	32,899
Net Assets:
Capital	1,213,184
Total accumulated earnings/(loss)	811,915
Net Assets	$2,025,099
Net Assets
Fund Shares	$2,007,090
Institutional Shares	18,009
Total	$2,025,099
Shares (unlimited number of shares authorized with no par value):
Fund Shares	40,689
Institutional Shares	358
Total	41,047
Net asset value, offering and redemption price per share: (c)
Fund Shares	$49.33
Institutional Shares	50.26

(a)  Includes $6,030 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

6

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended January 31, 2022

(Amounts in Thousands)  (Unaudited)

USAA Aggressive Growth Fund
Investment Income:
Dividends	$2,753
Interest	5
Securities lending (net of fees)	9
Total Income	2,767
Expenses:
Investment advisory fees	4,290
Administration fees — Fund Shares	1,719
Administration fees — Institutional Shares	11
Sub-Administration fees	20
Custodian fees	49
Transfer agent fees — Fund Shares	793
Transfer agent fees — Institutional Shares	11
Trustees' fees	24
Compliance fees	8
Legal and audit fees	31
State registration and filing fees	35
Interfund lending fees	— (a)
Other expenses	98
Total Expenses	7,089
Expenses waived/reimbursed by Adviser	(3)
Net Expenses	7,086
Net Investment Income (Loss)	(4,319)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	62,967
Net change in unrealized appreciation/depreciation on investment securities	(284,104)
Net realized/unrealized gains (losses) on investments	(221,137)
Change in net assets resulting from operations	$(225,456)

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

7

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Aggressive Growth Fund
	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021
From Investments:
Operations:
Net investment income (loss)	$(4,319)	$(5,807)
Net realized gains (losses) from investments	62,967	236,099
Net change in unrealized appreciation/depreciation on investments	(284,104)	369,249
Change in net assets resulting from operations	(225,456)	599,541
Distributions to Shareholders:
Fund Shares	(234,710)	(3,755)
Institutional Shares	(2,113)	(25)
Change in net assets resulting from distributions to shareholders	(236,823)	(3,780)
Change in net assets resulting from capital transactions	159,710	(141,662)
Change in net assets	(302,569)	454,099
Net Assets:
Beginning of period	2,327,668	1,873,569
End of period	$2,025,099	$2,327,668
Capital Transactions:
Fund Shares
Proceeds from shares issued	$75,137	$177,645
Distributions reinvested	231,580	3,705
Cost of shares redeemed	(148,767)	(326,682)
Total Fund Shares	$157,950	$(145,332)
Institutional Shares
Proceeds from shares issued	$2,409	$8,395
Distributions reinvested	2,069	24
Cost of shares redeemed	(2,718)	(4,749)
Total Institutional Shares	$1,760	$3,670
Change in net assets resulting from capital transactions	$159,710	$(141,662)
Share Transactions:
Fund Shares
Issued	1,269	3,315
Reinvested	4,259	70
Redeemed	(2,525)	(6,148)
Total Fund Shares	3,003	(2,763)
Institutional Shares
Issued	38	159
Reinvested	37	— (a)
Redeemed	(45)	(93)
Total Institutional Shares	30	66
Change in Shares	3,033	(2,697)

(a)  Rounds to less than 1 thousand shares.

See notes to financial statements.

8

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9

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Aggressive Growth Fund
Fund Shares
Six Months Ended January 31, 2022 (Unaudited):	$61.22	(0.11	)(d)	(5.42)	(5.53)	—	(6.36)
Year Ended July 31:
2021	$46.02	(0.15	)(d)	15.45	15.30	—	(0.10)
2020	$43.91	(0.07	)(d)	9.82	9.75	(0.04)	(7.60)
2019	$48.92	0.13		1.72	1.85	(0.08)	(6.78)
2018	$43.96	0.19		8.79	8.98	(0.19)	(3.83)
2017	$40.02	0.36		6.30	6.66	(0.33)	(2.39)
Institutional Shares
Six Months Ended January 31, 2022 (Unaudited):	$62.27	(0.13	)(d)	(5.52)	(5.65)	—	(6.36)
Year Ended July 31:
2021	$46.82	(0.17	)(d)	15.72	15.55	—	(0.10)
2020	$44.54	(0.05	)(d)	9.98	9.93	(0.05)	(7.60)
2019	$49.55	0.14	(d)	1.75	1.89	(0.12)	(6.78)
2018	$44.36	0.14	(d)	8.93	9.07	(0.05)	(3.83)
2017	$40.39	0.21	(d)	6.52	6.73	(0.37)	(2.39)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

**  For the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

†  Does not include acquired fund fees, if any.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects total annual operating expenses of the shares before reductions of any expenses paid indirectly. The shares' expenses paid indirectly decreased the expense ratio by less than 0.01%.

(f)  Prior to December 1, 2017, USAA Asset Management Company ("AMCO") (previous Investment Adviser) had voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.70% of the Institutional Shares' average daily net assets.

See notes to financial statements.

10

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets					Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses**^†(b)		Net Investment Income (Loss)(b)	Gross Expenses†(b)		Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Aggressive Growth Fund
Fund Shares
Six Months Ended January 31, 2022 (Unaudited):	(6.36)	$49.33	(9.99)%	0.61%		(0.37)%	0.61%		$2,007,090	26%
Year Ended July 31:
2021	(0.10)	$61.22	33.27%	0.63%		(0.28)%	0.63%		$2,307,263	46%
2020	(7.64)	$46.02	26.30%	0.72%		(0.17)%	0.72%		$1,861,282	64%
2019	(6.86)	$43.91	5.53%	0.72%		0.30%	0.72%		$1,624,319	78%
2018	(4.02)	$48.92	21.57%	0.75	%(e)	0.32%	0.75	%(e)	$1,592,944	57%
2017	(2.72)	$43.96	17.92%	0.81	%(e)	0.57%	0.81	%(e)	$1,340,385	51%
Institutional Shares
Six Months Ended January 31, 2022 (Unaudited):	(6.36)	$50.26	(10.02)%	0.67%		(0.43)%	0.70%		$18,009	26%
Year Ended July 31:
2021	(0.10)	$62.27	33.24%	0.66%		(0.32)%	0.73%		$20,405	46%
2020	(7.65)	$46.82	26.33%	0.70%		(0.13)%	0.81%		$12,287	64%
2019	(6.90)	$44.54	5.56%	0.70%		0.32%	0.83%		$11,841	78%
2018	(3.88)	$49.55	21.54%	0.75	%(e)(f)	0.30%	0.94	%(e)	$11,379	57%
2017	(2.76)	$44.36	17.94%	0.73	%(e)	0.54%	0.73	%(e)	$5,587	51%

See notes to financial statements.

11

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2022

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Aggressive Growth Fund (the "Fund"). The Fund offers two classes of shares: Fund Shares and Institutional Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), are valued at the closing price on the exchange or system where the security is principally traded,

12

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of January 31, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,970,870	$—	$—	$1,970,870
Collateral for Securities Loaned	5,897	—	—	5,897
Total	$1,976,767	$—	$—	$1,976,767

For the six months ended January 31, 2022, there were no transfers in or out of Level 3 in the fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional

13

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of January 31, 2022.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$6,030	$—	$5,897

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31.

For the six months ended January 31, 2022, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

14

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended January 31, 2022, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$588,705	$689,833

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA Mutual Funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at www.vcm.com. As of January 31, 2022, certain fund-of-funds owned total outstanding shares of the Fund as follows:

Affiliated USAA Mutual Funds	Ownership %
USAA Cornerstone Conservative Fund	0.1
USAA Cornerstone Equity Fund	0.5

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the first $750 million of the Fund's average daily net assets, 0.40% of that portion of the Fund's average daily net assets over $750 million but not over $1.5 billion, and 0.33% of that portion of the Fund's average daily net assets over $1.5 billion. Amounts incurred and paid to VCM for the six months ended January 31, 2022, are reflected on the Statement of Operations as Investment advisory fees.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the prior investment adviser to the Fund announced that AMCO would be acquired by Victory Capital Holdings Inc. (the "Transaction"). A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and VCM. The Transaction closed on July 1, 2019, and effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and no performance adjustments were made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter is utilized in calculating future performance adjustments.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing each class' performance to that of the Lipper Large-Cap Growth Funds Index. The Lipper Large-Cap Growth Funds Index tracks the total return performance of the largest funds within the Lipper Large-Cap Growth Funds category.

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

15

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Large-Cap Growth Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period August 1, 2021, to January 31, 2022, performance adjustments were $(444) and $(3) for Fund Shares and Institutional Shares, in thousands, respectively. Performance adjustments were (0.04)% and (0.03)% for Fund Shares and Institutional Shares, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended January 31, 2022, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15% and 0.10%, which is based on the Fund's average daily net assets of the Fund Shares and of the Institutional Shares, respectively. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for the Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended January 31, 2022, are reflected on the Statement of Operations as Transfer agent fees.

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of January 31, 2022, the expense limits (excluding voluntary waivers) were 0.75% and 0.70% for Fund Shares and Institutional Shares, respectively.

Under the terms of the expense limitation agreement, as amended May 1, 2021, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Adviser was permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of January 31, 2022, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at January 31, 2022.

Expires 2022	Expires 2023	Expires 2024	Expires 2025	Total
$3	$13	$10	$3	$29

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended January 31, 2022.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods or other

17

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk — The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic and political conditions and other factors. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.

Large-Capitalization Stock Risk — The Fund invests in large-capitalization companies. Such investments may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large-capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large-capitalization companies could trail the returns on investments in stocks of small- and mid-capitalization companies.

7. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 28, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended January 31, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one-month London Interbank Offered Rate ("LIBOR") plus one percent, with LIBOR to be replaced by a different benchmark rate in accordance with the terms of the agreement) on amounts borrowed. Prior to June 28, 2021, the Victory Funds Complex paid an annual commitment fee of 0.15% and an upfront fee of 0.10%. Each fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended January 31, 2022.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended January 31, 2022, were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at January 31, 2022	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$1,682	1	0.57%	$1,682

*  For the six months ended January 31, 2022, based on the number of days borrowings were outstanding.

8. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending July 31, 2022.

As of July 31, 2021, the Fund had no capital loss carryforwards for federal income tax purposes.

19

USAA Mutual Funds Trust	Supplemental Information January 31, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2021, through January 31, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/21	Actual Ending Account Value 1/31/22	Hypothetical Ending Account Value 1/31/22	Actual Expenses Paid During Period 8/1/21- 1/31/22*	Hypothetical Expenses Paid During Period 8/1/21- 1/31/22*	Annualized Expense Ratio During Period 8/1/21- 1/31/22
Fund Shares	$1,000.00	$900.10	$1,022.13	$2.92	$3.11	0.61%
Institutional Shares	1,000.00	899.80	1,021.83	3.21	3.41	0.67%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

20

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2022

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement

USAA Aggressive Growth Fund (the "Fund")

At a meeting of the Board of Trustees (the "Board") of USAA Mutual Funds Trust (the "Trust") held on December 9-10, 2021, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Victory Capital Management Inc. (the "Adviser") with respect to the Fund. Prior to the December 9-10, 2021 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 19, 2021.

In advance of the foregoing meetings, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board's conclusions may be based, in part, on its consideration of these same arrangements in prior years.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Adviser under the Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board also took into account its knowledge of the Adviser's management and the quality of the performance of the Adviser's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

21

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2022

  (Unaudited)

The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund's compliance programs, (ii) risk management programs, (iii) liquidity risk management programs, and (iv) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Adviser's management style and the performance of the Adviser's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Adviser's process for monitoring "best execution," also was considered. The Adviser's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Adviser's risk management processes. The Board considered the Adviser's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the "expense group") and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's net management fee rate — which includes advisory and administrative services and the effects of any performance adjustment1, as well as any fee waivers and reimbursements — was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses, including after any reimbursements, were below the median of its expense group and its expense universe. The Board also took into account the Adviser's current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates and noted the high quality of services received by the Fund.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was below the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended September 30, 2021. The Board took into account management's discussion of the Fund's performance, including the reasons for the Fund's underperformance.

1  The Adviser previously agreed that no performance adjustment (positive or negative) would be made to the amount payable to the Adviser from July 1, 2019, through June 30, 2020.

22

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2022

  (Unaudited)

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser's relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.

Economies of Scale — The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale were currently reflected in the advisory fee. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board also considered the effect of the change in size, if any, of each of the Fund's classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices and the Adviser is appropriately monitoring the Fund's performance; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

23

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
www.vcm.com	(800) 235-8396

23418-0322

JANUARY 31, 2022

Semi Annual Report

USAA Growth Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	12
Supplemental Information	21
Proxy Voting and Portfolio Holdings Information	21
Expense Examples	21
Advisory Contract Approval	22
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Growth Fund	January 31, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks long-term growth of capital.

Top 10 Equity Holdings*:

January 31, 2022

(% of Net Assets)

Microsoft Corp.	6.6%
Alphabet, Inc. Class C	5.8%
Amazon.com, Inc.	5.6%
NVIDIA Corp.	5.5%
Visa, Inc. Class A	4.6%
Apple, Inc.	3.6%
Meta Platforms, Inc. Class A	3.5%
ServiceNow, Inc.	1.9%
Vertex Pharmaceuticals, Inc.	1.8%
The Boeing Co.	1.7%

Sector Allocation*:

January 31, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Growth Fund	Schedule of Portfolio Investments January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (93.6%)
Communication Services (12.6%):
Alphabet, Inc. Class A (a)	16,099	$43,565
Alphabet, Inc. Class C (a)	69,721	189,221
Meta Platforms, Inc. Class A (a)	363,584	113,897
Netflix, Inc. (a)	39,119	16,709
The Walt Disney Co. (a)	282,788	40,430
Twitter, Inc. (a)	234,286	8,788
		412,610
Communications Equipment (1.3%):
Arista Networks, Inc. (a)	55,947	6,955
Cisco Systems, Inc.	303,830	16,914
Motorola Solutions, Inc.	78,258	18,151
		42,020
Consumer Discretionary (16.1%):
Airbnb, Inc. Class A (a)	143,064	22,028
Alibaba Group Holding Ltd., ADR (a)	151,594	19,069
Amazon.com, Inc. (a)	60,960	182,360
Aptiv PLC (a)	233,428	31,882
Burlington Stores, Inc. (a)	86,980	20,608
Chipotle Mexican Grill, Inc. (a)	5,268	7,826
Lululemon Athletica, Inc. (a)	130,022	43,396
NIKE, Inc. Class B	208,735	30,907
O'Reilly Automotive, Inc. (a)	38,818	25,300
Starbucks Corp.	256,293	25,199
Target Corp.	59,324	13,077
Tesla, Inc. (a)	41,084	38,484
The Home Depot, Inc.	82,090	30,125
Ulta Beauty, Inc. (a)	39,761	14,463
Yum China Holdings, Inc.	153,983	7,417
Yum! Brands, Inc.	117,544	14,713
		526,854
Consumer Staples (1.9%):
Colgate-Palmolive Co.	166,798	13,752
Constellation Brands, Inc. Class A	52,403	12,459
Monster Beverage Corp. (a)	395,550	34,302
		60,513
Electronic Equipment, Instruments & Components (0.6%):
CDW Corp.	99,730	18,854
Energy (0.9%):
Diamondback Energy, Inc.	80,363	10,138
Schlumberger NV	525,128	20,517
		30,655
Financials (2.4%):
FactSet Research Systems, Inc.	44,656	18,840
LPL Financial Holdings, Inc.	93,794	16,163

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Growth Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
MSCI, Inc.	54,730	$29,342
SEI Investments Co.	252,219	14,782
		79,127
Health Care (12.6%):
Align Technology, Inc. (a)	66,362	32,847
Charles River Laboratories International, Inc. (a)	31,124	10,263
Dexcom, Inc. (a)	54,936	23,649
Illumina, Inc. (a)	76,109	26,548
Intuitive Surgical, Inc. (a)	50,659	14,396
Jazz Pharmaceuticals PLC (a)	74,055	10,287
Novartis AG, ADR	377,030	32,768
NOVO Nordisk A/S, ADR	123,047	12,289
Regeneron Pharmaceuticals, Inc. (a)	52,722	32,086
Roche Holdings Ltd., ADR	611,928	29,734
Tenet Healthcare Corp. (a)	85,677	6,350
Thermo Fisher Scientific, Inc.	73,081	42,482
Veeva Systems, Inc. Class A (a)	99,162	23,456
Vertex Pharmaceuticals, Inc. (a)	239,119	58,118
West Pharmaceutical Services, Inc.	31,158	12,252
Zoetis, Inc.	231,525	46,256
		413,781
Industrials (7.1%):
Carrier Global Corp.	198,954	9,486
CoStar Group, Inc. (a)	254,560	17,860
Deere & Co.	80,912	30,455
Expeditors International of Washington, Inc.	188,413	21,570
Generac Holdings, Inc. (a)	116,714	32,958
IDEX Corp.	68,474	14,752
IHS Markit Ltd.	92,315	10,781
Kornit Digital Ltd. (a)	128,391	13,489
The Boeing Co. (a)	270,215	54,108
Uber Technologies, Inc. (a)	727,373	27,204
		232,663
IT Services (8.0%):
Automatic Data Processing, Inc.	40,113	8,270
EPAM Systems, Inc. (a)	53,375	25,414
Gartner, Inc. (a)	33,410	9,819
PayPal Holdings, Inc. (a)	233,707	40,184
Shopify, Inc. Class A (a)	20,092	19,373
Twilio, Inc. Class A (a)	51,361	10,587
Visa, Inc. Class A	661,967	149,717
		263,364
Real Estate (0.4%):
Extra Space Storage, Inc.	37,492	7,431
SBA Communications Corp.	19,630	6,388
		13,819
Semiconductors & Semiconductor Equipment (7.6%):
Advanced Micro Devices, Inc. (a)	75,299	8,603
Lam Research Corp.	33,882	19,988

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Growth Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Marvell Technology, Inc.	168,733	$12,047
NVIDIA Corp.	731,474	179,109
QUALCOMM, Inc.	157,980	27,766
		247,513
Software (18.4%):
Adobe, Inc. (a)	72,724	38,856
AppLovin Corp. Class A (a)	122,396	7,885
Autodesk, Inc. (a)	177,363	44,304
Cadence Design Systems, Inc. (a)	197,266	30,012
Crowdstrike Holdings, Inc. Class A (a)	87,360	15,781
Fair Isaac Corp. (a)	23,511	11,638
Microsoft Corp.	692,686	215,411
Oracle Corp.	611,111	49,598
Palo Alto Networks, Inc. (a)	32,356	16,741
RingCentral, Inc. Class A (a)	47,243	8,338
salesforce.com, Inc. (a)	185,117	43,064
ServiceNow, Inc. (a)	105,465	61,779
Synopsys, Inc. (a)	42,974	13,343
The Trade Desk, Inc. Class A (a)	209,073	14,539
Workday, Inc. Class A (a)	122,163	30,908
		602,197
Technology Hardware, Storage & Peripherals (3.7%):
Apple, Inc.	683,564	119,473
Total Common Stocks (Cost $1,592,916)		3,063,443
Exchange-Traded Funds (3.8%)
Vanguard Mega Cap Growth ETF	531,929	126,705
Total Exchange-Traded Funds (Cost $132,711)		126,705
Total Investments (Cost $1,725,627) — 97.4%		3,190,148
Other assets in excess of liabilities — 2.6%		83,693
NET ASSETS — 100.00%		$3,273,841

At January 31, 2022, the Fund's investments in foreign securities were 7.0% of net assets.

(a)  Non-income producing security.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

PLC — Public Limited Company

See notes to financial statements.

5

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

USAA Growth Fund
Assets:
Investments, at value (Cost $1,725,627)	$3,190,148
Cash	96,204
Receivables:
Interest and dividends	308
Capital shares issued	3,203
Investments sold	17,949
Reclaims	842
Prepaid expenses	25
Total Assets	3,308,679
Liabilities:
Payables:
Investments purchased	30,723
Capital shares redeemed	1,625
Accrued expenses and other payables:
Investment advisory fees	1,729
Administration fees	372
Custodian fees	7
Transfer agent fees	308
Compliance fees	2
Other accrued expenses	72
Total Liabilities	34,838
Net Assets:
Capital	1,786,764
Total accumulated earnings/(loss)	1,487,077
Net Assets	$3,273,841
Net Assets
Fund Shares	$1,969,326
Institutional Shares	1,304,515
Total	$3,273,841
Shares (unlimited number of shares authorized with no par value):
Fund Shares	60,227
Institutional Shares	40,001
Total	100,228
Net asset value, offering and redemption price per share: (a)
Fund Shares	$32.70
Institutional Shares	32.61

(a)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

6

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended January 31, 2022

(Amounts in Thousands)  (Unaudited)

USAA Growth Fund
Investment Income:
Dividends	$5,691
Interest	6
Securities lending (net of fees)	7
Total Income	5,704
Expenses:
Investment advisory fees	10,891
Administration fees — Fund Shares	1,656
Administration fees — Institutional Shares	689
Sub-Administration fees	28
Custodian fees	82
Transfer agent fees — Fund Shares	633
Transfer agent fees — Institutional Shares	689
Trustees' fees	24
Compliance fees	12
Legal and audit fees	32
State registration and filing fees	30
Interfund lending fees	— (a)
Other expenses	152
Total Expenses	14,918
Net Investment Income (Loss)	(9,214)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	139,174
Net change in unrealized appreciation/depreciation on investment securities	(416,982)
Net realized/unrealized gains (losses) on investments	(277,808)
Change in net assets resulting from operations	$(287,022)

(a)  Rounds to less than $1 thousand.
See notes to financial statements.

7

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Growth Fund
	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021
From Investments:
Operations:
Net investment income (loss)	$(9,214)	$(12,184)
Net realized gains (losses) from investments	139,174	369,266
Net change in unrealized appreciation/depreciation on investments	(416,982)	569,910
Change in net assets resulting from operations	(287,022)	926,992
Distributions to Shareholders:
Fund Shares	(207,204)	(85,081)
Institutional Shares	(139,551)	(52,266)
Change in net assets resulting from distributions to shareholders	(346,755)	(137,347)
Change in net assets resulting from capital transactions	344,803	(243,688)
Change in net assets	(288,974)	545,957
Net Assets:
Beginning of period	3,562,815	3,016,858
End of period	$3,273,841	$3,562,815
Capital Transactions:
Fund Shares
Proceeds from shares issued	$49,651	$122,264
Distributions reinvested	204,327	83,901
Cost of shares redeemed	(132,137)	(313,290)
Total Fund Shares	$121,841	$(107,125)
Institutional Shares
Proceeds from shares issued	$308,098	$68,924
Distributions reinvested	139,296	52,208
Cost of shares redeemed	(224,432)	(257,695)
Total Institutional Shares	$222,962	$(136,563)
Change in net assets resulting from capital transactions	$344,803	$(243,688)
Share Transactions:
Fund Shares
Issued	1,301	3,519
Reinvested	5,764	2,483
Redeemed	(3,479)	(9,059)
Total Fund Shares	3,586	(3,057)
Institutional Shares
Issued	7,946	1,950
Reinvested	3,940	1,549
Redeemed	(6,058)	(7,520)
Total Institutional Shares	5,828	(4,021)
Change in Shares	9,414	(7,078)

See notes to financial statements.

8

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9

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Growth Fund
Fund Shares
Six Months Ended January 31, 2022 (Unaudited):	$39.27	(0.10	)(d)	(2.72)	(2.82)	—	(3.75)
Year Ended July 31:
2021	$30.85	(0.13	)(d)	10.03	9.90	—	(1.48)
2020	$31.54	(0.05	)(d)	6.18	6.13	(0.08)	(6.74)
2019	$32.15	0.12		2.80	2.92	(0.09)	(3.44)
2018	$28.65	0.07		4.18	4.25	(0.05)	(0.70)
2017	$25.53	0.09		4.31	4.40	(0.05)	(1.23)
Institutional Shares
Six Months Ended January 31, 2022 (Unaudited):	$39.17	(0.10	)(d)	(2.71)	(2.81)	—	(3.75)
Year Ended July 31:
2021	$30.77	(0.13	)(d)	10.01	9.88	—	(1.48)
2020	$31.47	(0.04	)(d)	6.16	6.12	(0.08)	(6.74)
2019	$32.08	0.15		2.78	2.93	(0.10)	(3.44)
2018	$28.59	0.09		4.18	4.27	(0.08)	(0.70)
2017	$25.48	0.12		4.30	4.42	(0.08)	(1.23)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

**  For the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

†  Does not include acquired fund fees, if any.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects total annual operating expenses of the shares before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratio by less than 0.01%.

(f)  Reflects increased trading activity due to current year transition or asset allocation shift.

See notes to financial statements.

10

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets					Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses**^†(b)		Net Investment Income (Loss)(b)	Gross Expenses†(b)		Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Growth Fund
Fund Shares
Six Months Ended January 31, 2022 (Unaudited):	(3.75)	$32.70	(7.92)%	0.83%		(0.52)%	0.83%		$1,969,326	30%
Year Ended July 31:
2021	(1.48)	$39.27	32.87%	0.84%		(0.38)%	0.84%		$2,224,130	40%
2020	(6.82)	$30.85	23.71%	0.91%		(0.16)%	0.91%		$1,841,547	59%
2019	(3.53)	$31.54	10.90%	0.90	%(e)	0.41%	0.90	%(e)	$1,676,470	70	%(f)
2018	(0.75)	$32.15	14.99%	0.97	%(e)	0.33%	0.97	%(e)	$1,581,693	19%
2017	(1.28)	$28.65	18.04%	1.09	%(e)	0.36%	1.09	%(e)	$1,375,305	17%
Institutional Shares
Six Months Ended January 31, 2022 (Unaudited):	(3.75)	$32.61	(7.91)%	0.83%		(0.51)%	0.83%		$1,304,515	30%
Year Ended July 31:
2021	(1.48)	$39.17	32.89%	0.83%		(0.36)%	0.83%		$1,338,685	40%
2020	(6.82)	$30.77	23.75%	0.87%		(0.13)%	0.87%		$1,175,311	59%
2019	(3.54)	$31.47	10.94%	0.85	%(e)	0.47%	0.85	%(e)	$1,083,799	70	%(f)
2018	(0.78)	$32.08	15.07%	0.92	%(e)	0.39%	0.92	%(e)	$1,324,054	19%
2017	(1.31)	$28.59	18.14%	1.01	%(e)	0.43%	1.01	%(e)	$1,299,751	17%

See notes to financial statements.

11

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2022

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Growth Fund (the "Fund"). The Fund offers two classes of shares: Fund Shares and Institutional Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

12

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs") and American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of January 31, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$3,063,443	$—	$—	$3,063,443
Exchange-Traded Funds	126,705	—	—	126,705
Total	$3,190,148	$—	$—	$3,190,148

For the six months ended January 31, 2022, there were no transfers in or out of Level 3 in the fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market

13

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.

As of January 31, 2022, the Fund did not have any securities on loan.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31.

For the six months ended January 31, 2022, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions.

14

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended January 31, 2022, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$1,030,811	$1,078,105

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA Mutual Funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at www.vcm.com. As of January 31, 2022, certain fund-of-funds owned total outstanding shares of the Fund as follows:

Affiliated USAA Mutual Funds	Ownership %
USAA Cornerstone Conservative Fund	0.1
USAA Cornerstone Equity Fund	0.3
USAA Target Retirement Income Fund	0.4
USAA Target Retirement 2030 Fund	1.4
USAA Target Retirement 2040 Fund	2.3
USAA Target Retirement 2050 Fund	1.4
USAA Target Retirement 2060 Fund	0.2

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.65% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended January 31, 2022, are reflected on the Statement of Operations as Investment advisory fees.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the prior investment adviser to the Fund announced that AMCO would be acquired by Victory Capital Holdings Inc. (the "Transaction"). A special shareholder meeting

15

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and VCM. The Transaction closed on July 1, 2019, and effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and no performance adjustments were made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter is utilized in calculating future performance adjustments.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing each class' performance to that of the Lipper Large-Cap Growth Funds Index. The Lipper Large-Cap Growth Funds Index tracks the total return performance of the largest funds within the Lipper Large-Cap Growth Funds category.

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Large-Cap Growth Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period August 1, 2021, to January 31, 2022, performance adjustments were $(472) and $(294) for Fund Shares and Institutional Shares, in thousands, respectively. Performance adjustments were (0.04)% and (0.04)% for Fund Shares and Institutional Shares, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets.

VCM has entered into a Subadvisory Agreement with Loomis, Sayles & Company, L.P. ("Loomis Sayles"), under which Loomis Sayles directs the investment and reinvestment of a portion of the Fund's assets (as allocated from time to time by VCM). This arrangement provides for monthly fees that are paid by VCM. VCM (not the Fund) pays the subadviser fees.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15% and 0.10%, which is based on the Fund's average

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

daily net assets of the Fund Shares and of the Institutional Shares, respectively. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for the Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended January 31, 2022, are reflected on the Statement of Operations as Transfer agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of January 31, 2022, the expense limits (excluding voluntary waivers) were 0.92% and 0.88% for Fund Shares and Institutional Shares, respectively.

Under the terms of the expense limitation agreement, as amended May 1, 2021, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three

17

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Adviser was permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of January 31, 2022, there are no amounts to be repaid to the Adviser.

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended January 31, 2022.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk — The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic and political conditions and other factors. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.

Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.

7. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 28, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

ended January 31, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one-month London InterBank Offered Rate ("LIBOR") plus one percent, with LIBOR to be replaced by a different benchmark rate in accordance with the terms of the agreement) on amounts borrowed. Prior to June 28, 2021, the Victory Funds Complex paid an annual commitment fee of 0.15% and an upfront fee of 0.10%. Each fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The average borrowing for the days outstanding and average interest rate for the Fund during the six months ended January 31, 2022, were as follows (amounts in thousands):

Amount Outstanding at January 31, 2022	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
$—	$18,600	4	1.21%	$18,600

*  For the six months ended January 31, 2022, based on the number of days borrowings were outstanding.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended January 31, 2022, were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at January 31, 2022	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$4,387	2	0.58%	$5,525

*  For the six months ended January 31, 2022, based on the number of days borrowings were outstanding.

8. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net

19

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending July 31, 2022.

As of July 31, 2021, the Fund had no capital loss carryforwards for federal income tax purposes.

20

USAA Mutual Funds Trust	Supplemental Information January 31, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2021, through January 31, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/21	Actual Ending Account Value 1/31/22	Hypothetical Ending Account Value 1/31/22	Actual Expenses Paid During Period 8/1/21- 1/31/22*	Hypothetical Expenses Paid During Period 8/1/21- 1/31/22*	Annualized Expense Ratio During Period 8/1/21- 1/31/22
Fund Shares	$1,000.00	$920.80	$1,021.02	$4.02	$4.23	0.83%
Institutional Shares	1,000.00	920.90	1,021.02	4.02	4.23	0.83%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

21

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2022

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement

USAA Growth Fund (the "Fund")

At a meeting of the Board of Trustees (the "Board") of USAA Mutual Funds Trust (the "Trust") held on December 9-10, 2021, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Victory Capital Management Inc. (the "Adviser") and the Subadvisory Agreement between the Adviser and Loomis, Sayles & Company, LP (the "Subadviser") with respect to the Fund. Prior to the December 9-10, 2021 meeting at which the Advisory Agreement and Subadvisory Agreement were approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement and Subadvisory Agreement at a meeting held on November 19, 2021.

In advance of the foregoing meetings, the Trustees received and considered a variety of information relating to the Advisory Agreement and Subadvisory Agreement and the Adviser and the Subadviser and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser's and the Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and Subadvisory Agreement with management and with experienced independent counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Adviser and the Subadviser in providing services to the Fund.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Adviser and the Subadviser. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement and Subadvisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser and Subadviser in prior years and that the Board's conclusions may be based, in part, on its consideration of these same arrangements in prior years.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Adviser under the Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board also took into account its knowledge of the Adviser's management

22

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2022

  (Unaudited)

and the quality of the performance of the Adviser's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund's compliance programs, (ii) risk management programs, (iii) liquidity risk management programs, and (iv) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Adviser's management style and the performance of the Adviser's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The Board considered the Adviser's process for monitoring the performance of the Subadviser and the Adviser's timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Adviser's process for monitoring "best execution," also was considered. The Adviser's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Adviser's risk management processes. The Board considered the Adviser's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the "expense group") and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's net management fee rate — which includes advisory and administrative services and the effects of any performance adjustment1 was below the median of its expense group and above the median of its expense universe. The data indicated that the Fund's total expenses were above the median of its expense group and below the median of its expense universe. The Board also took into account the Adviser's current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates and noted the high quality of services received by the Fund. The Board also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Adviser. The Board also considered and discussed information about the Subadviser's fees, including the amount of management fees retained by the Adviser after payment of the subadvisory fees.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total returns relative to its Lipper index and

1  The Adviser previously agreed that no performance adjustment (positive or negative) would be made to the amount payable to the Adviser from July 1, 2019, through June 30, 2020.

23

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2022

  (Unaudited)

other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was below the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended September 30, 2021. The Board took into account management's discussion of the Fund's performance, including the reasons for the Fund's underperformance.

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Adviser pays the Fund's subadvisory fees. The Trustees reviewed the profitability of the Adviser's relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.

Economies of Scale — The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board considered the fact that the Adviser also pays the Fund's subadvisory fees. The Board also considered the effect of the change in size, if any, of each of the Fund's classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices and the Adviser is appropriately monitoring the Fund's performance; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Subadvisory Agreement

In approving the Subadvisory Agreement with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the Subadviser, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons, to the extent applicable, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. A summary of the Board's analysis of these factors is set forth below. After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

24

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2022

  (Unaudited)

Nature, Extent, and Quality of Services Provided; Investment Personnel — The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Trustees considered, based on the materials provided to them by the Subadviser, whether the method of compensating portfolio managers is reasonable and includes mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board also took into account the Subadviser's risk management processes. The Board noted that the Adviser's monitoring processes of the Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies, and to review portfolio performance; (ii) quarterly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

Subadviser Compensation — The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreement were paid by the Adviser. The Trustees also relied on the ability of the Adviser to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. For the above reasons, the Board determined that the profitability of the Subadviser from its relationship with the Fund was not a material factor in its deliberations with respect to the consideration of the approval of the Subadvisory Agreement. For similar reasons, the Board concluded that the potential for economies of scale in the Subadviser's management of the Fund was not a material factor in considering the Subadvisory Agreement.

Subadvisory Fees and Fund Performance — The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Adviser and that, in turn, the Adviser pays a subadvisory fee to the Subadviser. As noted above, the Board considered the Fund's performance during the one-, three-, five-, and ten-year periods ended September 30, 2021, as compared to the Fund's peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board also considered the performance of the Subadviser. The Board noted the Adviser's experience and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser. The Board was mindful of the Adviser's focus on the Subadviser's performance. The Board also noted the Subadviser's performance record for similar accounts, as applicable.

Conclusions — The Board reached the following conclusions regarding the Subadvisory Agreement: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies; (ii) the Subadviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and relevant indices and the Adviser is appropriately monitoring the Fund's performance; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser and the Subadviser. Based on its conclusions, the Board determined that approval of the Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

25

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
www.vcm.com	(800	) 235-8396

23420-0322

January 31, 2022

Semi Annual Report

USAA Growth & Income Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	14
Notes to Financial Statements	16
Supplemental Information	24
Proxy Voting and Portfolio Holdings Information	24
Expense Examples	24
Advisory Contract Approval	25
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Growth & Income Fund	January 31, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks capital growth with a secondary investment objective of current income.

Top 10 Equity Holdings*:

January 31, 2022

(% of Net Assets)

Microsoft Corp.	7.4%
Apple, Inc.	5.7%
Alphabet, Inc. Class C	4.1%
Amazon.com, Inc.	2.3%
Tesla, Inc.	1.9%
The Home Depot, Inc.	1.7%
Visa, Inc. Class A	1.6%
NVIDIA Corp.	1.6%
Verizon Communications, Inc.	1.2%
Meta Platforms, Inc. Class A	1.2%

Sector Allocation*:

January 31, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Growth & Income Fund	Schedule of Portfolio Investments January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.2%)
Communication Services (9.8%):
Alphabet, Inc. Class C (a)	27,959	$75,880
AT&T, Inc.	150,412	3,835
Comcast Corp. Class A	252,213	12,608
Fox Corp. Class A	75,364	3,061
Meta Platforms, Inc. Class A (a)	72,931	22,846
Netflix, Inc. (a)	17,334	7,404
Omnicom Group, Inc.	183,376	13,819
Sirius XM Holdings, Inc. (b)	1,081,569	6,879
The Interpublic Group of Cos., Inc.	124,031	4,408
Twitter, Inc. (a)	205,863	7,722
Verizon Communications, Inc.	432,618	23,028
World Wrestling Entertainment, Inc. Class A	26,262	1,312
		182,802
Communications Equipment (1.9%):
Arista Networks, Inc. (a)	49,527	6,157
Cisco Systems, Inc.	396,698	22,084
Juniper Networks, Inc.	118,109	4,113
Motorola Solutions, Inc.	13,281	3,080
		35,434
Consumer Discretionary (12.0%):
Amazon.com, Inc. (a)	14,125	42,254
Aptiv PLC (a)	82,783	11,306
Best Buy Co., Inc.	73,945	7,341
Chipotle Mexican Grill, Inc. (a)	4,759	7,070
Garmin Ltd.	21,814	2,714
Genuine Parts Co.	30,724	4,093
H&R Block, Inc.	113,737	2,600
Lennar Corp. Class A	12,555	1,207
Lowe's Cos., Inc.	38,502	9,138
Lululemon Athletica, Inc. (a)	27,770	9,269
O'Reilly Automotive, Inc. (a)	15,670	10,213
PulteGroup, Inc.	50,912	2,683
Target Corp.	78,523	17,309
Tesla, Inc. (a)	37,321	34,959
The Home Depot, Inc.	87,302	32,038
Toll Brothers, Inc.	45,272	2,670
Ulta Beauty, Inc. (a)	35,198	12,803
Whirlpool Corp.	26,527	5,576
Williams-Sonoma, Inc.	32,302	5,186
Yum! Brands, Inc.	32,844	4,111
		224,540
Consumer Staples (6.3%):
Altria Group, Inc.	292,785	14,897
Colgate-Palmolive Co.	116,181	9,579
Constellation Brands, Inc. Class A	45,235	10,755
Costco Wholesale Corp.	10,816	5,463

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Growth & Income Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
General Mills, Inc.	107,683	$7,396
Ingredion, Inc.	32,240	3,053
Kimberly-Clark Corp.	56,354	7,757
PepsiCo, Inc.	46,501	8,069
Philip Morris International, Inc.	90,462	9,304
The Clorox Co.	23,104	3,878
The Hershey Co.	16,535	3,259
The J.M. Smucker Co. (b)	15,917	2,238
The Kroger Co.	87,599	3,818
The Procter & Gamble Co.	73,209	11,746
Tyson Foods, Inc. Class A	87,167	7,923
Walgreens Boots Alliance, Inc.	61,340	3,052
Walmart, Inc.	41,362	5,783
		117,970
Energy (2.2%):
Chevron Corp.	40,497	5,318
ConocoPhillips	91,874	8,142
Coterra Energy, Inc.	222,892	4,881
Devon Energy Corp.	135,983	6,877
Diamondback Energy, Inc.	71,728	9,049
EOG Resources, Inc.	23,043	2,569
HollyFrontier Corp.	82,184	2,890
Phillips 66	27,429	2,326
		42,052
Financials (10.7%):
Aflac, Inc.	82,180	5,163
American Express Co.	21,235	3,818
American Financial Group, Inc.	35,475	4,622
Ameriprise Financial, Inc.	24,845	7,561
Annaly Capital Management, Inc.	737,279	5,824
Bank of America Corp.	258,306	11,918
Capital One Financial Corp.	19,383	2,844
Comerica, Inc.	54,486	5,055
Discover Financial Services	42,623	4,934
Everest Re Group Ltd.	8,864	2,512
FactSet Research Systems, Inc.	9,206	3,884
Fidelity National Financial, Inc.	130,874	6,590
Fifth Third Bancorp	153,619	6,856
First American Financial Corp.	27,202	2,027
First Horizon Corp.	391,248	6,694
Jefferies Financial Group, Inc.	158,863	5,821
JPMorgan Chase & Co.	34,924	5,190
KeyCorp	208,283	5,220
LPL Financial Holdings, Inc.	84,644	14,586
M&T Bank Corp.	10,451	1,770
Marsh & McLennan Cos., Inc.	25,967	3,990
MetLife, Inc.	82,471	5,530
Morgan Stanley	37,781	3,874
Popular, Inc.	21,697	1,935

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Growth & Income Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Principal Financial Group, Inc.	102,768	$7,508
Prudential Financial, Inc.	43,759	4,882
Regions Financial Corp.	347,139	7,963
SEI Investments Co.	32,301	1,893
Synchrony Financial	100,898	4,297
T. Rowe Price Group, Inc.	47,704	7,367
The Allstate Corp.	70,194	8,470
The Goldman Sachs Group, Inc.	24,507	8,692
The Hanover Insurance Group, Inc.	20,591	2,841
The Hartford Financial Services Group, Inc.	32,571	2,341
The PNC Financial Services Group, Inc.	30,007	6,181
The Travelers Cos., Inc.	18,895	3,140
Western Alliance Bancorp	11,727	1,163
Zions Bancorp NA	92,836	6,296
		201,252
Health Care (12.5%):
Abbott Laboratories	27,652	3,525
AbbVie, Inc.	45,169	6,183
Align Technology, Inc. (a)	14,487	7,171
AmerisourceBergen Corp.	15,049	2,050
Amgen, Inc.	45,784	10,399
Anthem, Inc.	12,997	5,732
Bristol-Myers Squibb Co.	88,209	5,724
Cardinal Health, Inc.	74,848	3,860
Cerner Corp.	36,601	3,338
Charles River Laboratories International, Inc. (a)	27,861	9,187
Chemed Corp.	7,967	3,736
CVS Health Corp.	78,472	8,358
Danaher Corp.	11,872	3,393
Dexcom, Inc. (a)	12,909	5,557
Eli Lilly & Co.	40,539	9,948
Gilead Sciences, Inc.	53,959	3,706
Jazz Pharmaceuticals PLC (a)	66,124	9,185
Johnson & Johnson	131,800	22,708
Medtronic PLC	41,177	4,261
Merck & Co., Inc.	138,284	11,267
PerkinElmer, Inc.	5,654	973
Pfizer, Inc.	163,398	8,609
Quest Diagnostics, Inc.	23,667	3,196
Tenet Healthcare Corp. (a)	77,444	5,740
Thermo Fisher Scientific, Inc.	8,899	5,173
UnitedHealth Group, Inc.	34,869	16,478
Vertex Pharmaceuticals, Inc. (a)	87,736	21,324
West Pharmaceutical Services, Inc.	36,615	14,398
Zoetis, Inc.	91,351	18,251
		233,430
Industrials (8.2%):
3M Co.	39,048	6,483
Carrier Global Corp.	177,418	8,459

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Growth & Income Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Cintas Corp.	12,746	$4,991
Cummins, Inc.	26,122	5,770
Eaton Corp. PLC	53,255	8,437
Emerson Electric Co.	56,356	5,182
Fastenal Co.	118,425	6,712
Generac Holdings, Inc. (a)	26,670	7,531
General Dynamics Corp.	31,173	6,612
Huntington Ingalls Industries, Inc.	19,923	3,730
IDEX Corp.	61,294	13,205
IHS Markit Ltd.	83,784	9,785
Illinois Tool Works, Inc.	44,698	10,456
Johnson Controls International PLC	22,014	1,600
Knight-Swift Transportation Holdings, Inc.	38,294	2,167
Lennox International, Inc.	8,753	2,483
Lockheed Martin Corp.	22,122	8,608
ManpowerGroup, Inc.	36,532	3,831
Masco Corp.	53,565	3,392
MSC Industrial Direct Co., Inc.	17,087	1,395
Oshkosh Corp.	14,347	1,633
Owens Corning	29,101	2,581
Robert Half International, Inc.	39,691	4,495
Rockwell Automation, Inc.	27,687	8,008
Snap-on, Inc.	18,061	3,761
United Parcel Service, Inc. Class B	28,111	5,684
W.W. Grainger, Inc.	11,656	5,771
		152,762
IT Services (4.2%):
Accenture PLC Class A	14,847	5,250
Cognizant Technology Solutions Corp. Class A	50,176	4,286
Gartner, Inc. (a)	28,469	8,367
International Business Machines Corp.	68,061	9,091
PayPal Holdings, Inc. (a)	51,498	8,854
The Western Union Co.	146,802	2,776
Twilio, Inc. Class A (a)	45,877	9,456
Visa, Inc. Class A	132,965	30,073
		78,153
Materials (1.7%):
Avery Dennison Corp.	16,454	3,380
International Paper Co.	140,856	6,796
LyondellBasell Industries NV Class A	24,581	2,378
Nucor Corp.	42,219	4,281
Packaging Corp. of America	32,584	4,908
PPG Industries, Inc.	33,326	5,206
Reliance Steel & Aluminum Co.	11,670	1,784
Steel Dynamics, Inc.	21,594	1,199
The Sherwin-Williams Co.	6,427	1,841
		31,773

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Growth & Income Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Real Estate (3.3%):
Alexandria Real Estate Equities, Inc.	6,505	$1,267
AvalonBay Communities, Inc.	17,172	4,194
Boston Properties, Inc.	28,795	3,227
Equity Residential	33,576	2,979
Essex Property Trust, Inc.	9,382	3,119
Extra Space Storage, Inc.	33,457	6,631
Healthpeak Properties, Inc.	122,522	4,334
Kimco Realty Corp.	103,186	2,503
National Retail Properties, Inc.	43,884	1,948
Prologis, Inc.	13,592	2,131
Realty Income Corp.	46,994	3,262
Regency Centers Corp.	22,544	1,618
SBA Communications Corp.	17,555	5,713
Simon Property Group, Inc.	32,029	4,715
Ventas, Inc.	80,100	4,247
VICI Properties, Inc. (b)	194,896	5,578
Welltower, Inc.	48,177	4,174
		61,640
Semiconductors & Semiconductor Equipment (5.4%):
Advanced Micro Devices, Inc. (a)	66,658	7,616
Intel Corp.	301,343	14,711
Lam Research Corp.	30,627	18,067
Marvell Technology, Inc.	150,862	10,771
NVIDIA Corp.	120,688	29,552
Texas Instruments, Inc.	118,740	21,313
		102,030
Software (12.0%):
AppLovin Corp. Class A (a)	110,679	7,130
Fair Isaac Corp. (a)	21,000	10,395
Microsoft Corp.	442,908	137,736
Oracle Corp.	48,193	3,911
Palo Alto Networks, Inc. (a)	28,900	14,953
RingCentral, Inc. Class A (a)	42,167	7,442
ServiceNow, Inc. (a)	31,614	18,519
Synopsys, Inc. (a)	37,650	11,690
Workday, Inc. Class A (a)	51,668	13,072
		224,848
Technology Hardware, Storage & Peripherals (6.3%):
Apple, Inc.	612,431	107,041
HP, Inc.	108,973	4,002
NetApp, Inc.	83,804	7,250
		118,293
Utilities (2.7%):
DTE Energy Co.	46,922	5,651
Duke Energy Corp.	54,159	5,690
Evergy, Inc.	76,188	4,949
Exelon Corp.	183,694	10,645

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Growth & Income Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
OGE Energy Corp.	78,921	$2,993
Pinnacle West Capital Corp.	36,220	2,521
PPL Corp.	86,554	2,569
Public Service Enterprise Group, Inc.	104,265	6,937
The Southern Co.	106,261	7,384
UGI Corp.	23,031	1,044
		50,383
Total Common Stocks (Cost $1,312,368)		1,857,362
Collateral for Securities Loaned (0.7%)^
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (c)	6,528,054	6,528
HSBC U.S. Government Money Market Fund, I Shares, 0.03% (c)	6,139,598	6,140
Total Collateral for Securities Loaned (Cost $12,668)		12,668
Total Investments (Cost $1,325,036) — 99.9%		1,870,030
Other assets in excess of liabilities — 0.1%		1,644
NET ASSETS — 100.00%		$1,871,674

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on January 31, 2022.

PLC — Public Limited Company

See notes to financial statements.

8

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Growth & Income Fund
Assets:
Investments, at value (Cost $1,325,036)	$1,870,030	(a)
Cash	26,940
Receivables:
Interest and dividends	1,307
Capital shares issued	479
Investments sold	7,653
From Adviser	6
Prepaid expenses	23
Total Assets	1,906,438
Liabilities:
Payables:
Collateral received on loaned securities	12,668
Investments purchased	19,835
Capital shares redeemed	825
Accrued expenses and other payables:
Investment advisory fees	911
Administration fees	244
Custodian fees	15
Transfer agent fees	213
Compliance fees	1
Trustees' fees	1
12b-1 fees	—	(b)
Other accrued expenses	51
Total Liabilities	34,764
Net Assets:
Capital	1,239,917
Total accumulated earnings/(loss)	631,757
Net Assets	$1,871,674
Net Assets
Fund Shares	$1,864,834
Institutional Shares	6,001
Class A	839
Total	$1,871,674
Shares (unlimited number of shares authorized with no par value):
Fund Shares	77,850
Institutional Shares	250
Class A	35
Total	78,135
Net asset value, offering and redemption price per share: (c)
Fund Shares	$23.95
Institutional Shares	24.03
Class A	23.85
Maximum Sales Charge — Class A	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$25.31

(a)  Includes $12,473 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

9

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended January 31, 2022

(Amounts in Thousands)  (Unaudited)

USAA Growth & Income Fund
Investment Income:
Dividends	$15,473
Interest	1
Securities lending (net of fees)	33
Foreign tax withholding	(1)
Total Income	15,506
Expenses:
Investment advisory fees	5,805
Administration fees — Fund Shares	1,472
Administration fees — Institutional Shares	57
Administration fees — Class A	1
Sub-Administration fees	20
12b-1 fees — Class A	1
Custodian fees	46
Transfer agent fees — Fund Shares	671
Transfer agent fees — Institutional Shares	57
Transfer agent fees — Class A	— (a)
Trustees' fees	24
Compliance fees	7
Legal and audit fees	31
State registration and filing fees	36
Interfund lending fees	— (a)
Other expenses	100
Total Expenses	8,328
Expenses waived/reimbursed by Adviser	(11)
Net Expenses	8,317
Net Investment Income (Loss)	7,189
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	156,583
Net change in unrealized appreciation/depreciation on investment securities	(149,588)
Net realized/unrealized gains (losses) on investments	6,995
Change in net assets resulting from operations	$14,184

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

10

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Growth & Income Fund
	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021
From Investments:
Operations:
Net investment income (loss)	$7,189	$12,509
Net realized gains (losses) from investments	156,583	185,553
Net change in unrealized appreciation/depreciation on investments	(149,588)	351,183
Change in net assets resulting from operations	14,184	549,245
Distributions to Shareholders:
Fund Shares	(209,606)	(13,267)
Institutional Shares	(963)	(1,508)
Class A	(92)	(44)
Change in net assets resulting from distributions to shareholders	(210,661)	(14,819)
Change in net assets resulting from capital transactions	(79,910)	(172,686)
Change in net assets	(276,387)	361,740
Net Assets:
Beginning of period	2,148,061	1,786,321
End of period	$1,871,674	$2,148,061
Capital Transactions:
Fund Shares
Proceeds from shares issued	$43,370	$94,079
Distributions reinvested	206,349	13,054
Cost of shares redeemed	(112,566)	(257,314)
Total Fund Shares	$137,153	$(150,181)
Institutional Shares
Proceeds from shares issued	$2,782	$8,819
Distributions reinvested	961	1,507
Cost of shares redeemed	(220,965)	(22,817)
Total Institutional Shares	$(217,222)	$(12,491)
Class A
Proceeds from shares issued	$102	$200
Distributions reinvested	78	2
Cost of shares redeemed	(21)	(10,216)
Total Class A	$159	$(10,014)
Change in net assets resulting from capital transactions	$(79,910)	$(172,686)

(continues on next page)

See notes to financial statements.

11

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Growth & Income Fund
	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021
Share Transactions:
Fund Shares
Issued	1,636	3,934
Reinvested	8,234	579
Redeemed	(4,236)	(10,945)
Total Fund Shares	5,634	(6,432)
Institutional Shares
Issued	103	372
Reinvested	38	67
Redeemed	(7,854)	(953)
Total Institutional Shares	(7,713)	(514)
Class A
Issued	4	9
Reinvested	3	— (a)
Redeemed	(1)	(399)
Total Class A	6	(390)
Change in Shares	(2,073)	(7,336)

(a)  Rounds to less than 1 thousand shares.

See notes to financial statements.

12

This page is intentionally left blank.

13

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Growth & Income Fund
Fund Shares
Six Months Ended January 31, 2022 (Unaudited):	$26.78	0.09	(d)	0.05	0.14	(0.11)	(2.86)
Year Ended July 31: 2021	$20.41	0.15	(d)	6.40	6.55	(0.18)	—
2020	$23.70	0.22	(d)	1.45	1.67	(0.23)	(4.73)
2019	$26.19	0.25		(0.24)	0.01	(0.24)	(2.26)
2018	$24.25	0.19		3.03	3.22	(0.18)	(1.10)
2017	$20.39	0.21		3.94	4.15	(0.22)	(0.07)
Institutional Shares
Six Months Ended January 31, 2022 (Unaudited):	$26.75	0.08	(d)	0.10	0.18	(0.04)	(2.86)
Year Ended July 31: 2021	$20.38	0.15	(d)	6.40	6.55	(0.18)	—
2020	$23.68	0.23	(d)	1.44	1.67	(0.24)	(4.73)
2019	$26.17	0.26		(0.24)	0.02	(0.25)	(2.26)
2018	$24.23	0.20		3.03	3.23	(0.19)	(1.10)
2017	$20.38	0.22		3.94	4.16	(0.24)	(0.07)
Class A
Six Months Ended January 31, 2022 (Unaudited):	$26.69	0.10	(d)	0.04	0.14	(0.12)	(2.86)
Year Ended July 31: 2021	$20.31	0.08	(d)	6.40	6.48	(0.10)	—
2020	$23.61	0.16	(d)	1.45	1.61	(0.18)	(4.73)
2019	$26.10	0.19		(0.25)	(0.06)	(0.17)	(2.26)
2018	$24.17	0.12		3.02	3.14	(0.11)	(1.10)
2017	$20.32	0.15		3.91	4.06	(0.14)	(0.07)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

**  For the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

†  Does not include acquired fund fees, if any.

(a)  Not annualized for periods less than one year.

See notes to financial statements.

14

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)*(a)	Net Expenses**^†(b)		Net Investment Income (Loss)(b)	Gross Expenses†(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Growth & Income Fund
Fund Shares
Six Months Ended January 31, 2022 (Unaudited):	(2.97)	$23.95	0.06%	0.80%		0.70%	0.80%	$1,864,834	28%
Year Ended July 31: 2021	(0.18)	$26.78	32.24%	0.81%		0.63%	0.81%	$1,934,246	62%
2020	(4.96)	$20.41	7.81%	0.87%		1.05%	0.87%	$1,605,020	74%
2019	(2.50)	$23.70	0.89%	0.88%		1.04%	0.88%	$1,673,033	93	%(e)
2018	(1.28)	$26.19	13.59%	0.88%		0.80%	0.88%	$1,756,259	23%
2017	(0.29)	$24.25	20.49%	0.91%		0.89%	0.91%	$1,605,220	21%
Institutional Shares
Six Months Ended January 31, 2022 (Unaudited):	(2.90)	$24.03	0.24%	0.77%		0.60%	0.77%	$6,001	28%
Year Ended July 31: 2021	(0.18)	$26.75	32.32%	0.79%		0.65%	0.79%	$213,041	62%
2020	(4.97)	$20.38	7.86%	0.83%		1.09%	0.83%	$172,787	74%
2019	(2.51)	$23.68	0.94%	0.83	%(f)	1.09%	0.83%	$165,137	93	%(e)
2018	(1.29)	$26.17	13.66%	0.84%		0.85%	0.84%	$159,148	23%
2017	(0.31)	$24.23	20.54%	0.85%		0.95%	0.85%	$139,866	21%
Class A
Six Months Ended January 31, 2022 (Unaudited):	(2.98)	$23.85	0.08%	0.76%		0.74%	3.17%	$839	28%
Year Ended July 31: 2021	(0.10)	$26.69	32.04%	1.09%		0.35%	1.49%	$774	62%
2020	(4.91)	$20.31	7.52%	1.14%		0.79%	1.14%	$8,514	74%
2019	(2.43)	$23.61	0.62%	1.15%		0.77%	1.23%	$9,912	93	%(e)
2018	(1.21)	$26.10	13.28%	1.17	%(g)	0.52%	1.20%	$10,858	23%
2017	(0.21)	$24.17	20.10%	1.20%		0.60%	1.24%	$9,987	21%

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects increased trading activity due to current year transition or asset allocation shift.

(f)  Prior to December 1, 2018, USAA Asset Management Company ("AMCO") (previous Investment Adviser) voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.85% of the Institutional Shares' average daily net assets.

(g)  Prior to December 1, 2017, AMCO voluntarily agreed to limit the annual expenses of Class A to 1.20% of the Class A average daily net assets.
See notes to financial statements.

15

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2022

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Growth & Income Fund (the "Fund"). The Fund offers three classes of shares: Fund Shares, Institutional Shares, and Class A. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of January 31, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,857,362	$—	$—	$1,857,362
Collateral for Securities Loaned	12,668	—	—	12,668
Total	$1,870,030	$—	$—	$1,870,030

For the six months ended January 31, 2022, there were no transfers in or out of Level 3 in the fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

17

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of January 31, 2022.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$12,473	$—	$12,668

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31.

For the six months ended January 31, 2022, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended January 31, 2022, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$579,614	$866,671

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended January 31, 2022, are reflected on the Statement of Operations as Investment advisory fees.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the prior investment adviser to the Fund announced that AMCO would be acquired by Victory Capital Holdings Inc. (the "Transaction"). A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and VCM. The Transaction closed on July 1, 2019, and effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and no performance adjustments were made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter is utilized in calculating future performance adjustments.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing each class' performance to that of the Lipper Multi-Cap Core Funds Index. The Lipper Multi-Cap Core Funds Index tracks the total return performance of the largest funds within the Lipper Multi-Cap Core Funds category.

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

19

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Multi-Cap Core Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period August 1, 2021, to January 31, 2022, performance adjustments were $(387), $(40), and $(2) for Fund Shares, Institutional Shares, and Class A, in thousands, respectively. Performance adjustments were (0.04)%, (0.07)%, and (0.39)% for Fund Shares, Institutional Shares, and Class A, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended January 31, 2022, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10% and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, of the Institutional Shares and of the Class A, respectively. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended January 31, 2022, are reflected on the Statement of Operations as Transfer agent fees.

20

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended January 31, 2022, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended January 31, 2022, the Distributor did not receive any commissions.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of January 31, 2022, the expense limits (excluding voluntary waivers) were 0.88%, 0.84%, and 1.15% for Fund Shares, Institutional Shares, and Class A, respectively.

Under the terms of the expense limitation agreement, as amended May 1, 2021, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Adviser was permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of January 31, 2022, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at January 31, 2022.

Expires 2022	Expires 2024	Expires 2025	Total
$4	$29	$11	$44

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended January 31, 2022.

21

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk — The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic and political conditions and other factors. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.

Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 28, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended January 31, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one-month London Interbank Offered Rate ("LIBOR") plus one percent, with LIBOR to be replaced by a different benchmark rate in accordance with the terms of the agreement) on amounts borrowed. Prior to June 28, 2021, the Victory Funds Complex paid an annual commitment fee of 0.15% and an upfront fee of 0.10%. Each fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended January 31, 2022.

22

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended January 31, 2022, were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at January 31, 2022	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$2,364	6	0.60%	$3,590

*  For the six months ended January 31, 2022, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending July 31, 2022.

As of July 31, 2021, the Fund had no capital loss carryforwards for federal income tax purposes.

23

USAA Mutual Funds Trust	Supplemental Information January 31, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2021, through January 31, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/21	Actual Ending Account Value 1/31/22	Hypothetical Ending Account Value 1/31/22	Actual Expenses Paid During Period 8/1/21- 1/31/22*	Hypothetical Expenses Paid During Period 8/1/21- 1/31/22*	Annualized Expense Ratio During Period 8/1/21- 1/31/22
Fund Shares	$1,000.00	$1,000.60	$1,021.17	$4.03	$4.08	0.80%
Institutional Shares	1,000.00	1,002.40	1,021.32	3.89	3.92	0.77%
Class A	1,000.00	1,000.80	1,021.37	3.83	3.87	0.76%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

24

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2022

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement

USAA Growth & Income Fund (the "Fund")

At a meeting of the Board of Trustees (the "Board") of USAA Mutual Funds Trust (the "Trust") held on December 9-10, 2021, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Victory Capital Management Inc. (the "Adviser") with respect to the Fund. Prior to the December 9-10, 2021 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 19, 2021.

In advance of the foregoing meetings, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board's conclusions may be based, in part, on its consideration of these same arrangements in prior years.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Adviser under the Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board also took into account its knowledge of the Adviser's management and the quality of the performance of the Adviser's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, shareholder

25

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2022

  (Unaudited)

services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.,

The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund's compliance programs, (ii) risk management programs, (iii) liquidity risk management programs, and (iv) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Adviser's management style and the performance of the Adviser's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Adviser's process for monitoring "best execution," also was considered. The Adviser's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Adviser's risk management processes. The Board considered the Adviser's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the "expense group") and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's net management fee rate — which includes advisory and administrative services and the effects of any performance adjustment1, as well as any fee waivers and reimbursements — was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses, including after any reimbursements, were below the median of its expense group and its expense universe. The Board also took into account the Adviser's current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates and noted the high quality of services received by the Fund.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was below the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended September 30, 2021. The Board took into account management's discussion of the Fund's performance, including the reasons for the Fund's underperformance for the three-year period ended September 30, 2021.

1  The Adviser previously agreed that no performance adjustment (positive or negative) would be made to the amount payable to the Adviser from July 1, 2019, through June 30, 2020.

26

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2022

  (Unaudited)

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser's relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.

Economies of Scale — The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board also considered the effect of the change in size, if any, of each of the Fund's classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices and the Adviser is appropriately monitoring the Fund's performance; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

27

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
www.vcm.com	(800) 235-8396

23432-0322

January 31, 2022

Semi Annual Report

USAA Income Stock Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	14
Supplemental Information	23
Proxy Voting and Portfolio Holdings Information	23
Expense Examples	23
Advisory Contract Approval	24
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Income Stock Fund	January 31, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks current income with the prospect of increasing dividend income and the potential for capital appreciation.

Top 10 Equity Holdings*:

January 31, 2022

(% of Net Assets)

Johnson & Johnson	2.3%
UnitedHealth Group, Inc.	2.1%
Cisco Systems, Inc.	2.0%
Microsoft Corp.	2.0%
The Procter & Gamble Co.	1.7%
Philip Morris International, Inc.	1.7%
Intel Corp.	1.6%
Altria Group, Inc.	1.3%
Apple, Inc.	1.3%
Merck & Co., Inc.	1.3%

Sector Allocation*:

January 31, 2022

(% of Net Assets)

*   Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Income Stock Fund	Schedule of Portfolio Investments January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.8%)
Communication Services (5.7%):
AT&T, Inc.	926,632	$23,629
Comcast Corp. Class A	579,453	28,967
Fox Corp. Class A	289,056	11,739
Omnicom Group, Inc.	460,171	34,678
Sirius XM Holdings, Inc. (a)	2,976,180	18,929
The Interpublic Group of Cos., Inc.	341,150	12,124
Verizon Communications, Inc.	641,185	34,130
		164,196
Consumer Discretionary (6.5%):
Best Buy Co., Inc.	203,390	20,192
Garmin Ltd.	78,267	9,738
Genuine Parts Co.	60,820	8,103
H&R Block, Inc.	278,682	6,371
Lennar Corp. Class A	162,567	15,624
Lowe's Cos., Inc.	71,882	17,061
McDonald's Corp.	68,495	17,771
PulteGroup, Inc.	229,895	12,113
Target Corp.	161,727	35,649
Toll Brothers, Inc.	101,299	5,974
Whirlpool Corp. (a)	36,332	7,637
Williams-Sonoma, Inc.	88,848	14,264
Yum! Brands, Inc.	162,247	20,308
		190,805
Consumer Staples (11.0%):
Altria Group, Inc.	754,148	38,371
Colgate-Palmolive Co.	319,699	26,359
Costco Wholesale Corp.	29,765	15,035
General Mills, Inc.	84,245	5,786
Ingredion, Inc.	88,717	8,401
Kimberly-Clark Corp.	69,141	9,517
PepsiCo, Inc.	86,176	14,953
Philip Morris International, Inc.	468,499	48,185
The Clorox Co.	63,576	10,672
The Coca-Cola Co.	160,548	9,795
The Hershey Co.	45,500	8,967
The J.M. Smucker Co. (a)	43,800	6,157
The Kroger Co.	426,786	18,604
The Procter & Gamble Co.	306,110	49,116
Tyson Foods, Inc. Class A	190,996	17,360
Walgreens Boots Alliance, Inc.	282,675	14,066
Walmart, Inc.	113,818	15,913
		317,257
Energy (2.9%):
Chevron Corp.	111,438	14,635
Coterra Energy, Inc.	862,934	18,898
Devon Energy Corp.	278,246	14,071

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Income Stock Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
EOG Resources, Inc.	216,464	$24,132
HollyFrontier Corp.	166,954	5,870
Phillips 66	75,215	6,377
		83,983
Financials (18.6%):
Aflac, Inc.	226,138	14,206
American Express Co.	74,563	13,408
American Financial Group, Inc.	76,815	10,007
Ameriprise Financial, Inc.	68,367	20,805
Annaly Capital Management, Inc.	2,187,186	17,279
Bank of America Corp.	408,307	18,839
Capital One Financial Corp.	33,823	4,963
Comerica, Inc.	229,326	21,277
Discover Financial Services	122,893	14,224
Everest Re Group Ltd.	13,435	3,807
FactSet Research Systems, Inc.	14,741	6,219
Fidelity National Financial, Inc.	399,964	20,138
Fifth Third Bancorp	422,717	18,866
First American Financial Corp.	56,332	4,197
First Horizon Corp.	914,267	15,643
Jefferies Financial Group, Inc.	424,196	15,543
JPMorgan Chase & Co.	214,446	31,867
KeyCorp	1,363,646	34,173
M&T Bank Corp.	47,334	8,017
Marsh & McLennan Cos., Inc.	52,974	8,139
MetLife, Inc.	226,939	15,219
Morgan Stanley	103,964	10,660
Principal Financial Group, Inc.	239,028	17,463
Prudential Financial, Inc.	153,662	17,144
Regions Financial Corp.	1,107,966	25,417
Synchrony Financial	277,644	11,825
Synovus Financial Corp.	91,919	4,574
T. Rowe Price Group, Inc.	117,520	18,149
The Allstate Corp.	193,156	23,309
The Goldman Sachs Group, Inc.	83,313	29,549
The Hanover Insurance Group, Inc.	56,661	7,817
The Hartford Financial Services Group, Inc.	89,628	6,442
The PNC Financial Services Group, Inc.	50,902	10,485
The Travelers Cos., Inc.	128,042	21,278
Zions Bancorp NA	209,713	14,223
		535,171
Health Care (17.0%):
Abbott Laboratories	76,091	9,698
AbbVie, Inc.	188,229	25,767
AmerisourceBergen Corp.	41,413	5,640
Amgen, Inc.	153,796	34,933
Anthem, Inc.	35,765	15,772
Bristol-Myers Squibb Co.	242,729	15,751
Chemed Corp.	18,013	8,446

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Income Stock Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
CVS Health Corp.	215,753	$22,980
Danaher Corp.	13,784	3,939
Eli Lilly & Co.	128,730	31,589
Gilead Sciences, Inc.	454,608	31,222
Johnson & Johnson	383,488	66,071
McKesson Corp.	91,572	23,508
Medtronic PLC	49,725	5,146
Merck & Co., Inc.	460,670	37,535
PerkinElmer, Inc.	31,681	5,455
Pfizer, Inc.	621,487	32,746
Quest Diagnostics, Inc.	89,228	12,048
Thermo Fisher Scientific, Inc.	24,490	14,236
UnitedHealth Group, Inc.	127,980	60,480
West Pharmaceutical Services, Inc.	23,370	9,190
Zoetis, Inc.	58,996	11,787
		483,939
Industrials (11.0%):
Cintas Corp.	44,201	17,306
Cummins, Inc.	71,883	15,878
Eaton Corp. PLC	109,718	17,383
Emerson Electric Co.	88,327	8,122
Fastenal Co.	325,873	18,470
General Dynamics Corp.	83,325	17,673
Huntington Ingalls Industries, Inc.	54,824	10,263
Illinois Tool Works, Inc.	109,690	25,658
Knight-Swift Transportation Holdings, Inc.	180,677	10,223
Lennox International, Inc.	48,962	13,887
Lockheed Martin Corp.	76,512	29,773
ManpowerGroup, Inc.	100,528	10,542
Masco Corp.	307,972	19,504
Northrop Grumman Corp.	26,409	9,769
Oshkosh Corp.	61,256	6,972
Owens Corning	98,175	8,708
Robert Half International, Inc.	173,175	19,614
Rockwell Automation, Inc.	64,673	18,704
Snap-on, Inc.	27,589	5,745
United Parcel Service, Inc. Class B	77,356	15,642
W.W. Grainger, Inc.	32,075	15,881
		315,717
Information Technology (13.2%):
Accenture PLC Class A	42,887	15,164
Apple, Inc.	217,404	37,998
Automatic Data Processing, Inc.	38,153	7,866
Cisco Systems, Inc.	1,050,632	58,488
Hewlett Packard Enterprise Co.	517,225	8,446
HP, Inc.	289,868	10,647
Intel Corp.	941,264	45,953
International Business Machines Corp.	123,358	16,477
Juniper Networks, Inc.	325,006	11,317

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Income Stock Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Microsoft Corp.	187,386	$58,273
Motorola Solutions, Inc.	47,338	10,980
NetApp, Inc.	263,652	22,809
Oracle Corp.	89,361	7,253
QUALCOMM, Inc.	179,258	31,506
Texas Instruments, Inc.	168,151	30,181
The Western Union Co.	403,960	7,639
		380,997
Materials (4.0%):
Avery Dennison Corp.	82,680	16,984
LyondellBasell Industries NV Class A	185,843	17,977
Nucor Corp.	163,728	16,602
Packaging Corp. of America	144,025	21,695
PPG Industries, Inc.	91,705	14,324
Reliance Steel & Aluminum Co.	32,092	4,906
Steel Dynamics, Inc.	184,942	10,268
The Sherwin-Williams Co.	54,746	15,686
		118,442
Real Estate (4.6%):
AvalonBay Communities, Inc.	47,254	11,541
Boston Properties, Inc.	79,203	8,877
Equity Residential	92,392	8,198
Essex Property Trust, Inc.	25,817	8,584
Kimco Realty Corp.	283,818	6,885
National Retail Properties, Inc.	120,758	5,359
Prologis, Inc.	156,072	24,475
Realty Income Corp.	129,317	8,976
Regency Centers Corp.	62,035	4,451
Ventas, Inc.	165,613	8,781
VICI Properties, Inc. (a)	536,301	15,349
Welltower, Inc.	132,572	11,485
Weyerhaeuser Co.	268,061	10,838
		133,799
Utilities (5.3%):
Duke Energy Corp.	149,031	15,657
Evergy, Inc.	299,514	19,456
Exelon Corp.	530,956	30,769
OGE Energy Corp.	217,169	8,235
PPL Corp.	238,174	7,069
Public Service Enterprise Group, Inc.	410,158	27,288
The Southern Co.	468,088	32,528
UGI Corp.	330,712	14,998
		156,000
Total Common Stocks (Cost $2,264,424)		2,880,306

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Income Stock Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned (1.3%)^
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (b)	6,943,735	$6,944
HSBC U.S. Government Money Market Fund, I Shares, 0.03% (b)	31,310,772	31,311
Total Collateral for Securities Loaned (Cost $38,255)		38,255
Total Investments (Cost $2,302,679) — 101.1%		2,918,561
Liabilities in excess of other assets — (1.1)%		(30,995)
NET ASSETS — 100.00%		$2,887,566

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Rate disclosed is the daily yield on January 31, 2022.

PLC — Public Limited Company

See notes to financial statements.

7

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Income Stock Fund
Assets:
Investments, at value (Cost $2,302,679)	$2,918,561	(a)
Cash	6,341
Receivables:
Interest and dividends	3,209
Capital shares issued	290
Reclaims	454
From Adviser	9
Prepaid expenses	26
Total Assets	2,928,890
Liabilities:
Payables:
Collateral received on loaned securities	38,255
Capital shares redeemed	1,222
Accrued expenses and other payables:
Investment advisory fees	1,162
Administration fees	327
Custodian fees	20
Transfer agent fees	265
Compliance fees	2
Trustees' fees	—	(b)
Other accrued expenses	71
Total Liabilities	41,324
Net Assets:
Capital	2,157,232
Total accumulated earnings/(loss)	730,334
Net Assets	$2,887,566
Net Assets
Fund Shares	$1,765,680
Institutional Shares	1,121,854
R6 Shares	32
Total	$2,887,566
Shares (unlimited number of shares authorized with no par value):
Fund Shares	90,660
Institutional Shares	57,695
R6 Shares	2
Total	148,357
Net asset value, offering and redemption price per share: (c)
Fund Shares	$19.48
Institutional Shares	19.44
R6 Shares	19.63

(a)  Includes $37,750 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

8

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended January 31, 2022

(Amounts in Thousands)  (Unaudited)

	USAA Income Stock Fund
Investment Income:
Dividends	$38,522
Interest	1
Securities lending (net of fees)	76
Total Income	38,599
Expenses:
Investment advisory fees	6,737
Administration fees — Fund Shares	1,335
Administration fees — Institutional Shares	565
Administration fees — R6 Shares	—	(a)
Sub-Administration fees	14
Custodian fees	61
Transfer agent fees — Fund Shares	522
Transfer agent fees — Institutional Shares	565
Transfer agent fees — R6 Shares	—	(a)
Trustees' fees	24
Compliance fees	10
Legal and audit fees	31
State registration and filing fees	37
Interfund lending fees	—	(a)
Other expenses	138
Total Expenses	10,039
Expenses waived/reimbursed by Adviser	(22)
Net Expenses	10,017
Net Investment Income (Loss)	28,582
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	166,365
Net change in unrealized appreciation/depreciation on investment securities	(38,461)
Net realized/unrealized gains (losses) on investments	127,904
Change in net assets resulting from operations	$156,486

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

9

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Income Stock Fund
	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021
From Investments:
Operations:
Net investment income (loss)	$28,582	$51,269
Net realized gains (losses) from investments	166,365	268,859
Net change in unrealized appreciation/depreciation on investments	(38,461)	400,765
Change in net assets resulting from operations	156,486	720,893
Distributions to Shareholders:
Fund Shares	(156,402)	(30,164)
Institutional Shares	(104,502)	(20,309)
R6 Shares	(3)	(82)
Change in net assets resulting from distributions to shareholders	(260,907)	(50,555)
Change in net assets resulting from capital transactions	172,674	(371,084)
Change in net assets	68,253	299,254
Net Assets:
Beginning of period	2,819,313	2,520,059
End of period	$2,887,566	$2,819,313

See notes to financial statements.

10

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Income Stock Fund
	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021
Capital Transactions:
Fund Shares
Proceeds from shares issued	$41,544	$78,038
Distributions reinvested	151,251	28,973
Cost of shares redeemed	(107,430)	(248,698)
Total Fund Shares	$85,365	$(141,687)
Institutional Shares
Proceeds from shares issued	$164,416	$31,528
Distributions reinvested	104,415	20,293
Cost of shares redeemed	(181,528)	(271,821)
Total Institutional Shares	$87,303	$(220,000)
R6 Shares
Proceeds from shares issued	$3	$31
Distributions reinvested	3	6
Cost of shares redeemed	— (a)	(9,434)
Total R6 Shares	$6	$(9,397)
Change in net assets resulting from capital transactions	$172,674	$(371,084)
Share Transactions:
Fund Shares
Issued	2,039	4,259
Reinvested	7,651	1,633
Redeemed	(5,285)	(13,926)
Total Fund Shares	4,405	(8,034)
Institutional Shares
Issued	7,932	1,763
Reinvested	5,290	1,148
Redeemed	(9,048)	(14,897)
Total Institutional Shares	4,174	(11,986)
R6 Shares
Issued	1	2
Reinvested	— (b)	— (b)
Redeemed	— (b)	(529)
Total R6 Shares	1	(527)
Change in Shares	8,580	(20,547)

(a)  Rounds to less than $1 thousand.

(b)  Rounds to less than 1,000 shares.

See notes to financial statements.

11

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments
USAA Income Stock Fund
Fund Shares
Six Months Ended January 31, 2022 (Unaudited):	$20.18	0.20	(d)	0.94	1.14	(0.23)	(1.61)
Year Ended July 31:
2021	$15.73	0.34	(d)	4.45	4.79	(0.33)	(0.01)
2020	$19.78	0.40	(d)	(0.87)	(0.47)	(0.36)	(3.22)
2019	$20.24	0.43		0.70	1.13	(0.44)	(1.15)
2018	$19.68	0.40		1.74	2.14	(0.40)	(1.18)
2017	$18.18	0.42		1.51	1.93	(0.43)	—
Institutional Shares
Six Months Ended January 31, 2022 (Unaudited):	$20.15	0.20	(d)	0.93	1.13	(0.23)	(1.61)
Year Ended July 31:
2021	$15.71	0.34	(d)	4.44	4.78	(0.33)	(0.01)
2020	$19.76	0.40	(d)	(0.86)	(0.46)	(0.37)	(3.22)
2019	$20.22	0.43		0.70	1.13	(0.44)	(1.15)
2018	$19.66	0.41		1.73	2.14	(0.40)	(1.18)
2017	$18.16	0.43		1.50	1.93	(0.43)	—
R6 Shares
Six Months Ended January 31, 2022 (Unaudited):	$20.76	0.36	(d)	0.96	1.32	(0.84)	(1.61)
Year Ended July 31:
2021	$15.72	0.35	(d)	5.05	5.40	(0.35)	(0.01)
2020	$19.77	0.42	(d)	(0.87)	(0.45)	(0.38)	(3.22)
2019	$20.23	0.45		0.69	1.14	(0.45)	(1.15)
2018	$19.67	0.47		1.69	2.16	(0.42)	(1.18)
December 1, 2016(i) through July 31, 2017	$18.17	0.27		1.60	1.87	(0.37)	—

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

**  For the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

†  Does not include acquired fund fees, if any.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

See notes to financial statements.

12

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets					Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses**^†(b)		Net Investment Income (Loss)(b)	Gross Expenses†(b)		Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Income Stock Fund
Fund Shares
Six Months Ended January 31, 2022 (Unaudited):	(1.84)	$19.48	5.63%	0.69%		1.95%	0.69%		$1,765,680	29%
Year Ended July 31:
2021	(0.34)	$20.18	30.75%	0.70%		1.90%	0.70%		$1,740,731	53%
2020	(3.58)	$15.73	(3.84)%	0.74%		2.31%	0.74%		$1,482,959	64%
2019	(1.59)	$19.78	6.26%	0.75%		2.44%	0.75%		$1,707,034	86	%(e)
2018	(1.58)	$20.24	11.16%	0.76	%(f)	2.19%	0.76	%(f)	$1,713,558	23%
2017	(0.43)	$19.68	10.71%	0.77	%(f)	2.24%	0.77	%(f)	$1,651,374	23%
Institutional Shares
Six Months Ended January 31, 2022 (Unaudited):	(1.84)	$19.44	5.59%	0.68%		1.98%	0.68%		$1,121,854	29%
Year Ended July 31:
2021	(0.34)	$20.15	30.75%	0.68%		1.91%	0.69%		$1,078,555	53%
2020	(3.59)	$15.71	(3.81)%	0.72%		2.34%	0.72%		$1,028,803	64%
2019	(1.59)	$19.76	6.30%	0.73%		2.47%	0.73%		$1,088,446	86	%(e)
2018	(1.58)	$20.22	11.21%	0.72	%(f)	2.22%	0.72	%(f)	$1,034,842	23%
2017	(0.43)	$19.66	10.76%	0.73	%(f)	2.30%	0.73	%(f)	$1,097,164	23%
R6 Shares
Six Months Ended January 31, 2022 (Unaudited):	(2.45)	$19.63	6.42%	0.80	%(g)	3.43%	66.07	%(h)	$32	29%
Year Ended July 31:
2021	(0.36)	$20.76	34.71%	0.56%		2.02%	0.94%		$27	53%
2020	(3.60)	$15.72	(3.77)%	0.65%		2.40%	0.72%		$8,297	64%
2019	(1.60)	$19.77	6.37%	0.65%		2.54%	0.73%		$12,038	86	%(e)
2018	(1.60)	$20.23	11.31%	0.65	%(f)	2.33%	0.90	%(f)	$12,746	23%
December 1, 2016(i) through July 31, 2017	(0.37)	$19.67	10.36%	0.65	%(f)	2.13%	1.24	%(f)	$5,412	23%

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects increased trading activity due to current year transition or asset allocation shift.

(f)  Reflects total annual operating expenses of the shares before reductions of any expenses paid indirectly. The shares' expenses paid indirectly decreased the expense ratio by less than 0.01%.

(g)  For the period ended January 31, 2022, the R6 Shares net expense ratio includes the impact of the performance fee adjustment. If the performance fee adjustment of (1.45)% was not applied to the R6 Shares net expense ratio, the R6 Shares net expense ratio would have been 0.65%.

(h)  The class specific expenses have significantly impacted the gross expense ratio due to fluctuations in the R6 Shares net assets.

(i)  Commencement of operations.

See notes to financial statements.

13

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2022

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Income Stock Fund (the "Fund"). The Fund offers three classes of shares: Fund Shares, Institutional Shares, and R6 Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

14

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of January 31, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,880,306	$—	$—	$2,880,306
Collateral for Securities Loaned	38,255	—	—	38,255
Total	$2,918,561	$—	$—	$2,918,561

For the six months ended January 31, 2022, there were no transfers in or out of Level 3 in the fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

15

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of January 31, 2022.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$37,750	$—	$38,255

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31.

For the six months ended January 31, 2022, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended January 31, 2022, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$824,505	$881,599

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA Mutual Funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at www.vcm.com. As of January 31, 2022, certain fund-of-funds owned total outstanding shares of the Fund as follows:

Affiliated USAA Mutual Funds	Ownership %
USAA Cornerstone Conservative Fund	0.1
USAA Cornerstone Equity Fund	0.4
USAA Target Retirement Income Fund	0.2
USAA Target Retirement 2030 Fund	0.8
USAA Target Retirement 2040 Fund	1.2
USAA Target Retirement 2050 Fund	0.9
USAA Target Retirement 2060 Fund	0.1

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended January 31, 2022, are reflected on the Statement of Operations as Investment advisory fees.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the prior investment adviser to the Fund announced that AMCO would be acquired by Victory Capital Holdings Inc. (the "Transaction"). A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and VCM. The Transaction closed on July 1, 2019,

17

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

and effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and no performance adjustments were made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter is utilized in calculating future performance adjustments.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing each class' performance to that of the Lipper Equity Income Funds Index. The Lipper Equity Income Funds Index tracks the total return performance of the largest funds within the Lipper Equity Income Funds category.

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Equity Income Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period August 1, 2021, to January 31, 2022, performance adjustments were $(328), $(211), and less than $1 for Fund Shares, Institutional Shares, and R6 Shares, in thousands, respectively. Performance adjustments were (0.04)%, (0.04)%, and (1.45)% for Fund Shares, Institutional Shares, and R6 Shares, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended January 31, 2022, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10% and 0.05%, which is based on the Fund's average daily net assets of the Fund Shares, of the Institutional Shares and of the R6 Shares, respectively. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

specifically allocated to the Fund. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and R6 Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.01%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended January 31, 2022, are reflected on the Statement of Operations as Transfer agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of January 31, 2022, the expense limits (excluding voluntary waivers) were 0.76%, 0.72%, and 0.65% for Fund Shares, Institutional Shares, and R6 Shares, respectively.

Under the terms of the expense limitation agreement, as amended May 1, 2021, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Adviser was permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

19

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

As of January 31, 2022, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at January 31, 2022.

Expires 2022	Expires 2023	Expires 2024	Expires 2025	Total
$4	$21	$52	$22	$99

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended January 31, 2022.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk — The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic and political conditions and other factors. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.

Financials Sectors Risk — The Fund's investments in companies within the financials sector means that market or economic factors impacting that sector could have a significant effect on the value of the Fund's investments and could make the Fund's performance more volatile. Financial companies, such as retail and commercial banks, insurance companies, and financial services companies, are especially subject to the adverse effects of economic recession, currency exchange rates, extensive government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets, industries or products (such as commercial and residential real estate loans), and competition from new entrants in their fields of business.

7. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 28, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount.

20

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended January 31, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one-month London Interbank Offered Rate ("LIBOR") plus one percent, with LIBOR to be replaced by a different benchmark rate in accordance with the terms of the agreement) on amounts borrowed. Prior to June 28, 2021, the Victory Funds Complex paid an annual commitment fee of 0.15% and an upfront fee of 0.10%. Each fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended January 31, 2022.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended January 31, 2022, were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at January 31, 2022	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$3,867	2	0.58%	$5,030

*  For the six months ended January 31, 2022, based on the number of days borrowings were outstanding.

8. Federal Income Tax Information:

The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending July 31, 2022.

21

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

As of July 31, 2021, the Fund had no capital loss carryforwards for federal income tax purposes.

9. Subsequent Events:

On December 10, 2021, the Board approved a Plan of Liquidation for the USAA Income Stock Fund R6 Shares, which will be liquidated on or about February 28, 2022. Effective January 3, 2022, the USAA Income Stock Fund R6 Shares closed to new investors.

22

USAA Mutual Funds Trust	Supplemental Information January 31, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2021, through January 31, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/21	Actual Ending Account Value 1/31/22	Hypothetical Ending Account Value 1/31/22	Actual Expenses Paid During Period 8/1/21- 1/31/22*	Hypothetical Expenses Paid During Period 8/1/21- 1/31/22*	Annualized Expense Ratio During Period 8/1/21- 1/31/22
Fund Shares	$1,000.00	$1,056.30	$1,021.73	$3.58	$3.52	0.69%
Institutional Shares	1,000.00	1,055.90	1,021.78	3.52	3.47	0.68%
R6 Shares**	1,000.00	1,064.20	1,021.93	3.38	3.31	0.65%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  The expense ratio for the six-month period could potentially change due to performance fee adjustments.

23

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2022

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement

USAA Income Stock Fund (the "Fund")

At a meeting of the Board of Trustees (the "Board") of USAA Mutual Funds Trust (the "Trust") held on December 9-10, 2021, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Victory Capital Management Inc. (the "Adviser") with respect to the Fund. Prior to the December 9-10, 2021 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 19, 2021.

In advance of the foregoing meetings, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board's conclusions may be based, in part, on its consideration of these same arrangements in prior years.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Adviser under the Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board also took into account its knowledge of the Adviser's management and the quality of the performance of the Adviser's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

24

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2022

  (Unaudited)

The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund's compliance programs, (ii) risk management programs, (iii) liquidity risk management programs, and (iv) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Adviser's management style and the performance of the Adviser's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Adviser's process for monitoring "best execution," also was considered. The Adviser's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Adviser's risk management processes. The Board considered the Adviser's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the "expense group") and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's net management fee rate — which includes advisory and administrative services and the effects of any performance adjustment1, as well as any fee waivers and reimbursements — was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses, including after any reimbursements, were below the median of its expense group and its expense universe. The Board also took into account the Adviser's current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates and noted the high quality of services received by the Fund.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was below the average of its performance universe for the one-, three-, five-year periods ended September 30, 2021, and was above the average of its performance universe for the ten-year period ended September 30, 2021, and was below its Lipper index for the one-, three-, five- and ten-year periods ended September 30, 2021. The Board took into account management's discussion of the Fund's performance, including the reasons for the Fund's underperformance.

1  The Adviser previously agreed that no performance adjustment (positive or negative) would be made to the amount payable to the Adviser from July 1, 2019, through June 30, 2020.

25

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2022

  (Unaudited)

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser's relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.

Economies of Scale — The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board also considered the effect of the change in size, if any, of each of the Fund's classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices and the Adviser is appropriately monitoring the Fund's performance; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

26

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
www.vcm.com	(800) 235-8396

23422-0322

January 31, 2022

Semi Annual Report

USAA Science & Technology Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	18
Supplemental Information	27
Proxy Voting and Portfolio Holdings Information	27
Expense Examples	27
Advisory Contract Approval	28
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Science & Technology Fund	January 31, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks long-term capital appreciation.

Top 10 Equity Holdings*:

January 31, 2022

(% of Net Assets)

Microsoft Corp.	8.3%
Amazon.com, Inc.	4.8%
RingCentral, Inc. Class A	2.7%
Meta Platforms, Inc. Class A	2.6%
Alphabet, Inc. Class A	2.3%
NVIDIA Corp.	2.3%
Marvell Technology, Inc.	2.2%
ServiceNow, Inc.	2.0%
MACOM Technology Solutions Holdings, Inc.	2.0%
Visa, Inc. Class A	1.9%

Sector Allocation*:

January 31, 2022

(% of Net Assets)

*   Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Science & Technology Fund	Schedule of Portfolio Investments January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.2%)
Australia (0.1%):
Health Care (0.1%):
Opthea Ltd., ADR (a)	305,881	$2,010
Belgium (0.0%): (b)
Health Care (0.0%):
UCB SA	1,645	164
Brazil (0.3%):
Consumer Discretionary (0.3%):
Arco Platform Ltd. Class A (a) (c)	196,980	4,166
Health Care (0.0%): (b)
Hypera SA	33,100	194
Notre Dame Intermedica Participacoes SA	12,100	162
		356
		4,522
Canada (0.6%):
Health Care (0.2%):
Fusion Pharmaceuticals, Inc. (a)	362,387	2,772
Information Technology (0.4%):
Shopify, Inc. Class A (a)	5,925	5,713
		8,485
China (0.1%):
Health Care (0.1%):
Everest Medicines Ltd. (a) (d)	28,000	93
Gracell Biotechnologies, Inc., ADR (a) (c)	8,959	32
InnoCare Pharma Ltd. (a) (d)	26,000	38
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	72,000	89
Venus MedTech Hangzhou, Inc. Class H (a) (d)	26,500	102
Wuxi AppTec Co. Ltd. Class H (d)	11,276	162
Zai Lab Ltd. (a)	400	19
Zai Lab Ltd., ADR (a)	5,574	277
		812
Denmark (0.0%): (b)
Health Care (0.0%):
Ascendis Pharma A/S, ADR (a)	1,599	195
Zealand Pharma A/S, ADR (a) (c) (e)	1,429	28
		223
Finland (0.3%):
Information Technology (0.3%):
Nokia Oyj, ADR (a)	828,310	4,887

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Science & Technology Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Germany (0.0%): (b)
Health Care (0.0%):
BioNTech SE, ADR (a)	633	$109
Hong Kong (0.0%): (b)
Health Care (0.0%):
CSPC Pharmaceutical Group Ltd.	58,000	70
Hutchison China Meditech Ltd., ADR (a)	1,647	45
Hutchmed China Ltd. (a)	6,649	35
		150
Ireland (0.0%): (b)
Health Care (0.0%):
Alkermes PLC (a)	11,467	292
Israel (1.6%):
Information Technology (1.6%):
ironSource Ltd. Class A (a) (c)	675,951	4,671
Wix.com Ltd. (a)	153,031	20,103
		24,774
Italy (0.0%): (b)
Health Care (0.0%):
DiaSorin SpA	1,486	229
Japan (0.8%):
Health Care (0.5%):
Astellas Pharma, Inc.	5,400	87
Chugai Pharmaceutical Co. Ltd.	6,000	195
Daiichi Sankyo Co. Ltd.	13,950	314
Eisai Co. Ltd.	4,615	231
Hoya Corp.	51,600	6,692
Kyowa Kirin Co. Ltd.	8,000	199
Ono Pharmaceutical Co. Ltd.	10,130	246
		7,964
Information Technology (0.3%):
Money Forward, Inc. (a)	49,800	2,267
Sansan, Inc. (a)	150,800	1,672
		3,939
		11,903
Korea, Republic Of (0.6%):
Consumer Discretionary (0.2%):
Coupang, Inc. (a) (c)	103,133	2,147
Information Technology (0.4%):
Koh Young Technology, Inc.	153,630	2,646
SK Hynix, Inc.	38,182	3,953
		6,599
		8,746

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Science & Technology Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Netherlands (0.8%):
Health Care (0.3%):
Argenx SE, ADR (a)	633	$171
Koninklijke Philips NV	7,689	256
Merus NV (a) (c)	168,642	4,150
		4,577
Information Technology (0.5%):
BE Semiconductor Industries NV	90,405	7,579
		12,156
Singapore (0.4%):
Information Technology (0.4%):
Flex Ltd. (a)	316,174	5,116
Switzerland (0.0%): (b)
Health Care (0.0%):
Novartis AG Registered Shares	2,197	191
Tecan Group AG Class R	359	174
		365
United Kingdom (1.1%):
Consumer Discretionary (0.3%):
Farfetch Ltd. Class A (a)	150,149	3,260
Trainline PLC (a) (d)	710,181	2,150
		5,410
Health Care (0.8%):
Abcam PLC (a)	11,379	205
AstraZeneca PLC, ADR	9,129	531
Bicycle Therapeutics PLC, ADR (a)	161,473	7,885
Compass Pathways PLC, ADR (a) (c)	154,858	2,439
Genus PLC	3,531	182
Hikma Pharmaceuticals PLC	4,407	124
Myovant Sciences Ltd. (a) (c)	4,532	59
Smith & Nephew PLC	14,047	239
		11,664
		17,074
United States (91.5%):
Communication Services (9.4%):
Alphabet, Inc. Class A (a)	13,095	35,436
Cargurus, Inc. (a)	134,102	4,278
Chicken Soup For The Soul Entertainment, Inc. (a) (c)	222,549	2,263
Electronic Arts, Inc.	34,373	4,560
IAC/InterActiveCorp (a)	53,592	7,317
Match Group, Inc. (a)	137,239	15,467
Meta Platforms, Inc. Class A (a)	126,270	39,555
ROBLOX Corp. Class A (a)	28,922	1,905
Roku, Inc. (a)	15,684	2,573
Snap, Inc. Class A (a)	79,226	2,578
See notes to financial statements.

5

USAA Mutual Funds Trust USAA Science & Technology Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Take-Two Interactive Software, Inc. (a)	77,874	$12,720
Twitter, Inc. (a)	401,001	15,042
Vimeo, Inc. (a)	83,740	1,227
		144,921
Consumer Discretionary (6.7%):
Airbnb, Inc. Class A (a)	27,155	4,181
Amazon.com, Inc. (a)	24,508	73,315
Booking Holdings, Inc. (a)	5,960	14,639
Etsy, Inc. (a)	29,145	4,578
Peloton Interactive, Inc. Class A (a)	197,005	5,384
		102,097
Financials (1.2%):
DA32 Life Science Tech Acquisition Corp. Class A (a)	887,074	8,534
MedTech Acquisition Corp. (a)	8,811	88
Omega Alpha SPAC Class A (a)	344,839	3,369
Orion Acquisition Corp. (a)	2,790	27
Oscar Health, Inc. Class A (a) (c)	5,598	37
Panacea Acquisition Corp. II (a) (c)	710,663	6,844
		18,899
Health Care (17.4%):
89bio, Inc. (a)	14,387	85
Absci Corp. (a) (c)	223,765	1,506
AdaptHealth Corp. (a)	4,578	87
Agilent Technologies, Inc.	4,923	686
Agilon Health, Inc. (a)	8,053	134
Align Technology, Inc. (a)	805	398
Alnylam Pharmaceuticals, Inc. (a)	1,276	176
Alpha Teknova, Inc. (a)	195,728	3,089
Amedisys, Inc. (a)	1,224	165
Amicus Therapeutics, Inc. (a)	23,726	223
Apellis Pharmaceuticals, Inc. (a)	383,944	15,461
Aptinyx, Inc. (a)	117,246	375
Ardelyx, Inc. (a) (c)	747,439	618
Avantor, Inc. (a)	220,997	8,250
Aveanna Healthcare Holdings, Inc. (a)	9,502	52
Baxter International, Inc.	6,168	527
Beam Therapeutics, Inc. (a)	101,796	7,045
Becton Dickinson & Co.	3,360	854
Better Therapeutics, Inc. (a)	924,000	3,622
BioAtla, Inc. (a)	1,552	15
BioCryst Pharmaceuticals, Inc. (a)	507,423	7,840
Bio-Techne Corp.	460	173
Blueprint Medicines Corp. (a)	65,712	5,066
Boston Scientific Corp. (a)	26,049	1,118
Bridgebio Pharma, Inc. (a) (c)	219,852	2,170
Bristol-Myers Squibb Co.	23,225	1,507
Cabaletta Bio, Inc. (a)	557,024	1,682
Cano Health, Inc. (a)	10,600	61

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Science & Technology Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Celcuity, Inc. (a)	202,187	$2,248
Celldex Therapeutics, Inc. (a)	4,836	150
Centene Corp. (a)	7,289	567
Codexis, Inc. (a)	259,321	5,316
Codiak Biosciences, Inc. (a)	296,859	1,965
Covetrus, Inc. (a)	10,817	195
Crinetics Pharmaceuticals, Inc. (a)	270,346	5,107
CryoPort, Inc. (a)	179,874	7,513
Cullinan Oncology, Inc. (a) (c)	78,215	1,054
Danaher Corp.	5,039	1,440
DermTech, Inc. (a) (c)	319,853	4,097
Edwards Lifesciences Corp. (a)	9,056	989
Elanco Animal Health, Inc. (a)	4,209	110
Eli Lilly & Co.	9,062	2,224
Encompass Health Corp.	4,551	282
Entrada Therapeutics, Inc. (a)	9,440	104
Equillium, Inc. (a)	888,607	3,483
Exact Sciences Corp. (a)	4,418	337
Fate Therapeutics, Inc. (a)	159,750	6,631
Ginkgo Bioworks Holdings, Inc. (a) (c)	617,745	3,694
Glaukos Corp. (a)	3,891	207
Haemonetics Corp. (a)	1,692	82
HCA Healthcare, Inc.	2,651	636
Hologic, Inc. (a)	4,658	327
Humana, Inc.	2,430	954
Ikena Oncology, Inc. (a) (c)	272,214	2,649
Illumina, Inc. (a)	1,378	481
ImmunoGen, Inc. (a)	26,061	147
Inari Medical, Inc. (a)	2,639	194
Inhibrx, Inc. (a) (c)	227,418	6,040
Insulet Corp. (a)	1,786	443
Integra LifeSciences Holdings Corp. (a)	2,577	167
Intellia Therapeutics, Inc. (a)	107,863	10,201
Intra-Cellular Therapies, Inc. (a)	4,524	215
Invitae Corp. (a) (c)	7,554	85
Iovance Biotherapeutics, Inc. (a)	502,854	8,373
Ironwood Pharmaceuticals, Inc. (a)	14,904	166
Karuna Therapeutics, Inc. (a)	64,075	7,116
Karyopharm Therapeutics, Inc. (a)	345,724	3,077
Kezar Life Sciences, Inc. (a)	849,365	11,195
Kinnate Biopharma, Inc. (a)	233,175	2,560
Kodiak Sciences, Inc. (a)	2,079	122
Kymera Therapeutics, Inc. (a)	3,361	141
Laboratory Corp. of America Holdings (a)	1,380	374
Lyell Immunopharma, Inc. (a) (c)	463,562	2,633
Madrigal Pharmaceuticals, Inc. (a)	3,006	173
Marinus Pharmaceuticals, Inc. (a)	274,574	2,801
Masimo Corp. (a)	398	88
Moderna, Inc. (a)	671	114
Molina Healthcare, Inc. (a)	1,241	360

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Science & Technology Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
NanoString Technologies, Inc. (a)	4,901	$170
NeoGenomics, Inc. (a)	5,379	121
Nurix Therapeutics, Inc. (a)	6,579	122
Nuvalent, Inc. Class A (a) (c)	170,304	2,297
Omega Therapeutics, Inc. (a) (c)	273,548	3,108
ORIC Pharmaceuticals, Inc. (a)	474,188	4,690
Owens & Minor, Inc.	5,072	213
PerkinElmer, Inc.	31,221	5,375
Pfizer, Inc.	47,819	2,520
PMV Pharmaceuticals, Inc. (a) (c)	119,907	1,926
Quidel Corp. (a)	1,234	128
Rain Therapeutics, Inc. (a) (c)	259,083	2,223
Regulus Therapeutics, Inc. (a) (c)	6,270,099	1,547
Replimune Group, Inc. (a)	105,794	2,098
Rubius Therapeutics, Inc. (a)	269,608	1,820
Sage Therapeutics, Inc. (a)	2,528	100
Sarepta Therapeutics, Inc. (a)	106,565	7,627
Scholar Rock Holding Corp. (a)	244,325	4,351
Science 37, Inc. (a)	621,680	5,011
Seagen, Inc. (a)	2,331	314
Shattuck Labs, Inc. (a)	482,104	3,331
Singular Genomics Systems, Inc. (a)	420,625	3,260
SpringWorks Therapeutics, Inc. (a)	128,324	7,145
Stryker Corp.	3,981	987
Surface Oncology, Inc. (a)	480,643	1,802
Syneos Health, Inc. (a)	7,179	650
Teleflex, Inc.	1,330	413
Tricida, Inc. (a)	200,849	2,039
UnitedHealth Group, Inc.	7,960	3,762
Vaxcyte, Inc. (a) (c)	225,991	4,303
Veeva Systems, Inc. Class A (a)	34,792	8,230
Veracyte, Inc. (a)	5,366	163
Vertex Pharmaceuticals, Inc. (a)	46,337	11,262
Verve Therapeutics, Inc. (a) (c)	2,851	82
Waters Corp. (a)	858	275
Zoetis, Inc.	4,792	957
		267,034
Industrials (0.2%):
Uber Technologies, Inc. (a)	69,251	2,590
Information Technology (56.4%):
Adobe, Inc. (a)	11,806	6,308
Advanced Micro Devices, Inc. (a)	126,731	14,479
Ambarella, Inc. (a)	144,240	20,215
Applied Materials, Inc.	139,639	19,295
AppLovin Corp. Class A (a)	177,440	11,431
Arista Networks, Inc. (a)	56,421	7,014
Avalara, Inc. (a)	23,990	2,630
Avaya Holdings Corp. (a)	608,478	11,086
Backblaze, Inc. Class A (a) (c)	311,445	4,120

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Science & Technology Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Block, Inc. (a)	42,629	$5,213
Ceridian HCM Holding, Inc. (a)	69,457	5,266
Confluent, Inc. Class A (a)	10,625	695
Coupa Software, Inc. (a)	41,243	5,538
Datadog, Inc. Class A (a)	57,156	8,351
DocuSign, Inc. (a)	88,186	11,091
Domo, Inc. Class B (a)	217,121	10,196
Dropbox, Inc. Class A (a)	500,479	12,387
F5, Inc. (a)	48,859	10,144
Fair Isaac Corp. (a)	25,291	12,519
FleetCor Technologies, Inc. (a)	29,938	7,133
Genpact Ltd.	170,008	8,458
Gitlab, Inc. Class A (a) (c)	107,734	6,896
Global Payments, Inc.	81,901	12,275
GoDaddy, Inc. Class A (a)	150,407	11,387
Guidewire Software, Inc. (a)	43,490	4,386
HashiCorp., Inc. Class A (a) (c)	119,734	7,949
Ichor Holdings Ltd. (a)	201,088	8,530
Impinj, Inc. (a)	328,412	26,073
KLA Corp.	27,705	10,785
Lam Research Corp.	47,193	27,840
Lattice Semiconductor Corp. (a)	281,815	15,562
MACOM Technology Solutions Holdings, Inc. (a)	488,644	29,910
Marvell Technology, Inc.	477,803	34,115
Micron Technology, Inc.	107,325	8,830
Microsoft Corp.	408,438	127,016
MKS Instruments, Inc.	133,641	20,758
Monolithic Power Systems, Inc.	35,526	14,314
NVIDIA Corp.	144,563	35,398
Palo Alto Networks, Inc. (a)	7,811	4,041
Paycom Software, Inc. (a)	46,932	15,736
PayPal Holdings, Inc. (a)	75,065	12,907
QUALCOMM, Inc.	38,515	6,769
Qualtrics International, Inc. Class A (a)	68,363	2,001
Rapid7, Inc. (a)	23,819	2,294
RingCentral, Inc. Class A (a)	232,443	41,024
salesforce.com, Inc. (a)	68,043	15,829
SentinelOne, Inc. Class A (a) (c)	31,292	1,400
ServiceNow, Inc. (a)	51,910	30,408
SiTime Corp. (a)	64,265	14,980
Skyworks Solutions, Inc.	28,672	4,201
Snowflake, Inc. Class A (a)	11,436	3,155
Teradyne, Inc.	64,950	7,627
Texas Instruments, Inc.	109,307	19,620
Twilio, Inc. Class A (a)	93,570	19,287
UiPath, Inc. Class A (a)	63,422	2,317
Varonis Systems, Inc. (a)	516,736	19,254
Visa, Inc. Class A	125,799	28,452
WEX, Inc. (a)	35,542	5,722
Workday, Inc. Class A (a)	43,766	11,073
		863,690

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Science & Technology Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Materials (0.2%):
Kronos Bio, Inc. (a) (c)	279,070	$2,540
		1,401,771
Total Common Stocks (Cost $1,065,296)		1,503,788
Rights (0.0%)
United States (0.0%):
Health Care (0.0%):
Contra Clementia Pharmaceuticals (a) (e) (f)	14,251	—
Total Rights (Cost $19)		—
Warrants (0.0%) (b)
United States (0.0%):
Health Care (0.0%):
Nuvation Bio, Inc.	165,496	182
Regulus Therapeutics, Inc. (a) (e) (g) (j) (k)	4,702,574	—	(h)
		182
Total Warrants (Cost $588)		182
Collateral for Securities Loaned (2.0%)^
United States (2.0%):
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (i)	26,010,819	26,011
HSBC U.S. Government Money Market Fund, I Shares, 0.03% (i)	5,115,124	5,115
Total Collateral for Securities Loaned (Cost $31,126)		31,126
Total Investments (Cost $1,097,029) — 100.2%		1,535,096
Liabilities in excess of other assets — (0.2)%		(2,789)
NET ASSETS — 100.00%		$1,532,307

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  Amount represents less than 0.05% of net assets.

(c)  All or a portion of this security is on loan.

(d)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of January 31, 2022, the fair value of these securities was $2,545 (thousands) and amounted to 0.2% of net assets.

(e)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of January 31, 2022, illiquid securities were less than 0.05% of the Fund's net assets.

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Science & Technology Fund	Schedule of Portfolio Investments — continued January 31, 2022

  (Unaudited)

(f)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of January 31, 2022. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

(g)  Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of January 31, 2022. (See Note 2 in the Notes to Financial Statements)

(h)  Rounds to less than $1 thousand.

(i)  Rate disclosed is the daily yield on January 31, 2022.

(j)  Restricted security that is not registered under the Securities Act of 1933.

(k)  The following table details the acquisition date and cost of the Fund's restricted securities at January 31, 2022 (amount in thousands):

Security Name	Acquisition Date	Cost
Regulus Therapeutics, Inc.	12/3/2020	$588

ADR — American Depositary Receipt

PLC — Public Limited Company

See notes to financial statements.

11

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Science & Technology Fund
Assets:
Investments, at value (Cost $1,097,029)	$1,535,096	(a)
Foreign currency, at value (Cost $8)	8
Cash	34,134
Receivables:
Interest and dividends	256
Capital shares issued	769
Investments sold	4,384
Reclaims	64
Prepaid expenses	21
Total Assets	1,574,732
Liabilities:
Payables:
Collateral received on loaned securities	31,126
Investments purchased	8,515
Capital shares redeemed	1,328
Accrued expenses and other payables:
Investment advisory fees	943
Administration fees	206
Custodian fees	27
Transfer agent fees	200
Compliance fees	1
Trustees' fees	—	(b)
12b-1 fees	8
Other accrued expenses	71
Total Liabilities	42,425
Net Assets:
Capital	1,104,596
Total accumulated earnings/(loss)	427,711
Net Assets	$1,532,307
Net Assets
Fund Shares	$1,454,016
Class A	78,291
Total	$1,532,307
Shares (unlimited number of shares authorized with no par value):
Fund Shares	57,220
Class A	3,266
Total	60,486
Net asset value, offering and redemption price per share: (c)
Fund Shares	$25.41
Class A	23.97
Maximum Sales Charge — Class A	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$25.43

(a)  Includes $31,809 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

12

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended January 31, 2022

(Amounts in Thousands)  (Unaudited)

USAA Science & Technology Fund
Investment Income:
Dividends	$1,935
Interest	7
Securities lending (net of fees)	554
Foreign tax withholding	(18)
Total Income	2,478
Expenses:
Investment advisory fees	6,678
Administration fees — Fund Shares	1,356
Administration fees — Class A	75
Sub-Administration fees	20
12b-1 fees — Class A	125
Custodian fees	61
Transfer agent fees — Fund Shares	617
Transfer agent fees — Class A	50
Trustees' fees	24
Compliance fees	7
Legal and audit fees	35
State registration and filing fees	36
Interfund lending fees	— (a)
Other expenses	90
Total Expenses	9,174
Net Investment Income (Loss)	(6,696)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions	17,769
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	(390,590)
Net realized/unrealized gains (losses) on investments	(372,821)
Change in net assets resulting from operations	$(379,517)

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

13

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Science & Technology Fund
	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021
From Investments:
Operations:
Net investment income (loss)	$(6,696)	$(15,178)
Net realized gains (losses) from investments	17,769	319,204
Net change in unrealized appreciation/depreciation on investments	(390,590)	234,446
Change in net assets resulting from operations	(379,517)	538,472
Distributions to Shareholders:
Fund Shares	(232,742)	(99,547)
Class A	(13,315)	(6,058)
Change in net assets resulting from distributions to shareholders	(246,057)	(105,605)
Change in net assets resulting from capital transactions	125,159	(53,180)
Change in net assets	(500,415)	379,687
Net Assets:
Beginning of period	2,032,722	1,653,035
End of period	$1,532,307	$2,032,722
Capital Transactions:
Fund Shares
Proceeds from shares issued	$49,941	$175,554
Distributions reinvested	228,857	98,069
Cost of shares redeemed	(155,746)	(318,929)
Total Fund Shares	$123,052	$(45,306)
Class A
Proceeds from shares issued	$1,986	$6,285
Distributions reinvested	12,974	5,892
Cost of shares redeemed	(12,853)	(20,051)
Total Class A	$2,107	$(7,874)
Change in net assets resulting from capital transactions	$125,159	$(53,180)
Share Transactions:
Fund Shares
Issued	1,511	4,999
Reinvested	7,988	2,803
Redeemed	(4,726)	(9,252)
Total Fund Shares	4,773	(1,450)
Class A
Issued	63	193
Reinvested	480	176
Redeemed	(404)	(628)
Total Class A	139	(259)
Change in Shares	4,912	(1,709)

See notes to financial statements.

14

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15

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains from Investments	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)*(a)
USAA Science & Technology Fund
Fund Shares
Six Months Ended January 31, 2022 (Unaudited):	$36.68	(0.12	)(d)	(6.54)	(6.66)	(4.61)	(4.61)	$25.41	(19.57)%
Year Ended July 31: 2021	$28.93	(0.26	)(d)	9.92	9.66	(1.91)	(1.91)	$36.68	33.71%
2020	$28.39	(0.17	)(d)	7.26	7.09	(6.55)	(6.55)	$28.93	30.85%
2019	$29.19	0.01		2.83	2.84	(3.64)	(3.64)	$28.39	12.79%
2018	$26.89	—	(g)	4.50	4.50	(2.20)	(2.20)	$29.19	17.55%
2017	$22.03	0.05		5.68	5.73	(0.87)	(0.87)	$26.89	27.05%
Class A
Six Months Ended January 31, 2022 (Unaudited):	$34.93	(0.16	)(d)	(6.19)	(6.35)	(4.61)	(4.61)	$23.97	(19.67)%
Year Ended July 31: 2021	$27.71	(0.35	)(d)	9.48	9.13	(1.91)	(1.91)	$34.93	33.27%
2020	$27.53	(0.23	)(d)	6.96	6.73	(6.55)	(6.55)	$27.71	30.47%
2019	$28.49	(0.07)		2.75	2.68	(3.64)	(3.64)	$27.53	12.52%
2018	$26.36	(0.08)		4.41	4.33	(2.20)	(2.20)	$28.49	17.24%
2017	$21.67	(0.02)		5.58	5.56	(0.87)	(0.87)	$26.36	26.71%

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

**  For the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

†  Does not include acquired fund fees, if any.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects total annual operating expenses of the shares before reductions of any expenses paid indirectly. The expenses paid indirectly decreased the expense ratio by less than 0.01%.

(f)  Reflects increased trading activity due to current year transition or asset allocation shift.

(g)  Amount is less than $0.005 per share.

See notes to financial statements.

16

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Ratios to Average Net Assets					Supplemental Data
	Net Expenses**^†(b)		Net Investment Income (Loss)(b)	Gross Expenses†(b)		Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Science & Technology Fund
Fund Shares
Six Months Ended January 31, 2022 (Unaudited):	0.95%		(0.69)%	0.95%		$1,454,016	22%
Year Ended July 31: 2021	0.99%		(0.76)%	0.99%		$1,923,477	43%
2020	1.04%		(0.66)%	1.04%		$1,559,222	44%
2019	1.02	%(e)	(0.39)%	1.02	%(e)	$1,383,956	109	%(f)
2018	1.04	%(e)	(0.31)%	1.04	%(e)	$1,328,080	56%
2017	1.14	%(e)	(0.28)%	1.14	%(e)	$1,137,256	75%
Class A
Six Months Ended January 31, 2022 (Unaudited):	1.25%		(0.99)%	1.25%		$78,291	22%
Year Ended July 31: 2021	1.30%		(1.07)%	1.30%		$109,245	43%
2020	1.33%		(0.94)%	1.33%		$93,813	44%
2019	1.29	%(e)(h)	(0.65)%	1.29	%(e)	$104,773	109	%(f)
2018	1.31	%(e)(i)	(0.57)%	1.31	%(e)	$115,229	56%
2017	1.41	%(e)(j)	(0.55)%	1.42	%(e)	$115,559	75%

(h)  Prior to December 1, 2018, USAA Asset Management Company ("AMCO") (previous Investment Adviser) voluntarily agreed to limit the annual expenses of Class A to 1.35% of the Class A average daily net assets.

(i)  Prior to December 1, 2017, AMCO voluntarily agreed to limit the annual expenses of Class A to 1.35% of the Class A average daily net assets.

(j)  Prior to December 1, 2016, AMCO voluntarily agreed to limit the annual expenses of Class A to 1.40% of the Class A average daily net assets.

See notes to financial statements.

17

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2022

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Science & Technology Fund (the "Fund"). The Fund offers two classes of shares: Fund Shares and Class A. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), American Depositary Receipts ("ADRs"), Private Investments in Public Equities, and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as Level 2 in the fair value hierarchy.

A summary of the valuations as of January 31, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2		Level 3		Total
Common Stocks	$1,473,185	$30,603		$—		$1,503,788
Rights	—	—		—	(a)	—
Warrants	182	—	(b)	—		182
Collateral for Securities Loaned	31,126	—		—		31,126
Total	$1,504,493	$30,603		$—		$1,535,096

(a)  Zero market value security.

(b)  Rounds to less than $1 thousand.

As of January 31, 2022, there were no significant Level 3 holdings in the fair value hierarchy. For the six months ended January 31, 2022, there were no transfers in or out of Level 3 in the fair value hierarchy.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Foreign Exchange Currency Contracts:

The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to

19

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of January 31, 2022, the Fund had no open forward foreign exchange currency contracts.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

20

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of January 31, 2022.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$31,809	$—	$31,126

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

The Fund filed for additional European Union reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. For the six months ended January 31, 2022, the Fund recognized $59 thousand in reclaims, of which $1 thousand of the amount is related to interest on the filed reclaims. These reclaims and interest are reflected on the Statement of Operations as Dividend Income and Interest Income, respectively.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31.

For the six months ended January 31, 2022, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are

21

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended January 31, 2022, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$413,003	$498,680

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended January 31, 2022, are reflected on the Statement of Operations as Investment advisory fees.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the prior investment adviser to the Fund announced that AMCO would be acquired by Victory Capital Holdings Inc. (the "Transaction"). A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and VCM. The Transaction closed on July 1, 2019, and effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and no performance adjustments were made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter is utilized in calculating future performance adjustments.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing each class' performance to that of the Lipper Science & Technology Funds Index. The Lipper Science & Technology Funds Index tracks the total return performance of the largest funds within the Lipper Science & Technology Funds category.

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

22

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Science & Technology Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period August 1, 2021, to January 31, 2022, performance adjustments were $(448) and $(28) for Fund Shares and Class A, in thousands, respectively. Performance adjustments were (0.05)% and (0.06)% for Fund Shares and Class A, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets.

VCM has entered into a Subadvisory Agreement with Wellington Management Company LLP ("Wellington Management"), under which Wellington directs the investment and reinvestment of a portion of the Fund's assets (as allocated from time to time by VCM). This arrangement provides for monthly fees that are paid by VCM. VCM (not the Fund) pays the subadviser fees.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15% and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares and of the Class A, respectively. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses. Amounts incurred

23

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

and paid to VCTA for the six months ended January 31, 2022, are reflected on the Statement of Operations as Transfer agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended January 31, 2022, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended January 31, 2022, the Distributor received less than $1 thousand from commissions earned in connection with sales of Class A.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of January 31, 2022, the expense limits (excluding voluntary waivers) were 1.06% and 1.34% for Fund Shares and Class A, respectively.

Under the terms of the expense limitation agreement, as amended May 1, 2021, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Adviser was permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment. As of January 31, 2022, there are no amounts to be repaid to the Adviser.

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended January 31, 2022.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

24

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Sector Risk — A mutual fund portfolio consisting of investments related to the fields of science and technology is likely to be more volatile than a portfolio that is more widely diversified in other economic sectors. There is a possibility that the Fund's investments in companies whose values are highly dependent on scientific and technological developments may be more volatile because of the short life cycles and competitive pressures of many of the products or services of these companies. Because of the competitiveness and rapid changes in the fields of science and technology, many of the companies in the Fund's portfolio are subject to distinctive risks. The products and services of these companies may not be economically successful or may quickly become outdated. Additionally, many of these companies must comply with significant governmental regulations and may need governmental approval of their products and services.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk — The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic and political conditions and other factors. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 28, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended January 31, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one-month London Interbank Offered Rate ("LIBOR") plus one percent, with LIBOR to be replaced by a different benchmark rate in accordance with the terms of the agreement) on amounts borrowed. Prior to June 28, 2021, the Victory Funds Complex paid an annual commitment fee of 0.15% and an upfront fee of 0.10%. Each fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended January 31, 2022.

25

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended January 31, 2022, were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at January 31, 2022	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$2,003	1	0.59%	$2,003

*  For the six months ended January 31, 2022, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending July 31, 2022.

As of July 31, 2021, the Fund had no capital loss carryforwards for federal income tax purposes.

26

USAA Mutual Funds Trust	Supplemental Information January 31, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2021, through January 31, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/21	Actual Ending Account Value 1/31/22	Hypothetical Ending Account Value 1/31/22	Actual Expenses Paid During Period 8/1/21- 1/31/22*	Hypothetical Expenses Paid During Period 8/1/21- 1/31/22*	Annualized Expense Ratio During Period 8/1/21- 1/31/22
Fund Shares	$1,000.00	$804.30	$1,020.42	$4.32	$4.84	0.95%
Class A	1,000.00	803.30	1,018.90	5.68	6.36	1.25%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

27

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2022

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement

USAA Science & Technology Fund (the "Fund")

At a meeting of the Board of Trustees (the "Board") of USAA Mutual Funds Trust (the "Trust") held on December 9-10, 2021, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Victory Capital Management Inc. (the "Adviser") and the Subadvisory Agreement between the Adviser and Wellington Management Company LLP (the "Subadviser") with respect to the Fund. Prior to the December 9-10, 2021 meeting at which the Advisory Agreement and Subadvisory Agreement were approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement and Subadvisory Agreement at a meeting held on November 19, 2021.

In advance of the foregoing meetings, the Trustees received and considered a variety of information relating to the Advisory Agreement and Subadvisory Agreement and the Adviser and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser's and the Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and Subadvisory Agreement with management and with experienced independent counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Adviser and the Subadviser in providing services to the Fund.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Adviser and the Subadviser. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement and Subadvisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board's conclusions may be based, in part, on its consideration of these same arrangements in prior years.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Adviser under the Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board also took into account its knowledge of the Adviser's management

28

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2022

  (Unaudited)

and the quality of the performance of the Adviser's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund's compliance programs, (ii) risk management programs, (iii) liquidity risk management programs, and (iv) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Adviser's management style and the performance of the Adviser's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The Board considered the Adviser's process for monitoring the performance of the Subadviser and the Adviser's timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Adviser's process for monitoring "best execution," also was considered. The Adviser's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Adviser's risk management processes. The Board considered the Adviser's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the "expense group") and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's net management fee rate — which includes advisory and administrative services and the effects of any performance adjustment1 was above the median of its expense group and its expense universe. The data indicated that the Fund's total expenses were above the median of its expense group and its expense universe. The Board also took into account the Adviser's current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates and noted the high quality of services received by the Fund. The Board also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Adviser. The Board also considered and discussed information about the Subadviser's fees, including the amount of management fees retained by the Adviser after payment of the subadvisory fees.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among

1  The Adviser previously agreed that no performance adjustment (positive or negative) would be made to the amount payable to the Adviser from July 1, 2019, through June 30, 2020.

29

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2022

  (Unaudited)

other information, a comparison of the Fund's average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was below the average of its performance universe and its Lipper index for the one-, three- and five-year periods ended September 30, 2021, and was above the average of its performance universe and its Lipper index for the ten-year period ended September 30, 2021. The Board took into account management's discussion of the Fund's performance, including the reasons for the Fund's underperformance.

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Adviser pays the Fund's subadvisory fees. The Trustees reviewed the profitability of the Adviser's relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.

Economies of Scale — The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board considered the fact that the Adviser also pays the Fund's subadvisory fees. The Board also considered the effect of the change in size, if any, of each of the Fund's classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices and the Adviser is appropriately monitoring the Fund's performance; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Subadvisory Agreement

In approving the Subadvisory Agreement with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the Subadviser, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons, to the extent applicable, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. A summary of the Board's analysis of these factors is set forth below. After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different

30

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2022

  (Unaudited)

weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services Provided; Investment Personnel — The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Trustees considered, based on the materials provided to them by the Subadviser, whether the method of compensating portfolio managers is reasonable and includes mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board also took into account the Subadviser's risk management processes. The Board noted that the Adviser's monitoring processes of the Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies, and to review portfolio performance; (ii) quarterly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

Subadviser Compensation — The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreement were paid by the Adviser. The Trustees also relied on the ability of the Adviser to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. For the above reasons, the Board determined that the profitability of the Subadviser from its relationship with the Fund was not a material factor in its deliberations with respect to the consideration of the approval of the Subadvisory Agreement. For similar reasons, the Board concluded that the potential for economies of scale in the Subadviser's management of the Fund was not a material factor in considering the Subadvisory Agreement.

Subadvisory Fees and Fund Performance — The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Adviser and that, in turn, the Adviser pays a subadvisory fee to the Subadviser. As noted above, the Board considered the Fund's performance during the one-, three-, five-, and ten-year periods ended September 30, 2021, as compared to the Fund's peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board also considered the performance of the Subadviser. The Board noted the Adviser's experience and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser. The Board was mindful of the Adviser's focus on the Subadviser's performance. The Board also noted the Subadviser's performance record for similar accounts, as applicable.

Conclusions — The Board reached the following conclusions regarding the Subadvisory Agreement: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies; (ii) the Subadviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and relevant indices and the Adviser is appropriately monitoring the Fund's performance; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser and the Subadviser. Based on its conclusions, the Board determined that approval of the Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

31

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
www.vcm.com	(800) 235-8396

31704-0322

January 31, 2022

Semi Annual Report

USAA Small Cap Stock Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	17
Statement of Operations	18
Statements of Changes in Net Assets	19
Financial Highlights	20
Notes to Financial Statements	22
Supplemental Information	32
Proxy Voting and Portfolio Holdings Information	32
Expense Examples	32
Advisory Contract Approval	33
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Small Cap Stock Fund	January 31, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks long-term growth of capital.

Top 10 Equity Holdings*:

January 31, 2022

(% of Net Assets)

Stifel Financial Corp.	1.0%
Perficient, Inc.	0.8%
Home BancShares, Inc.	0.8%
Euronet Worldwide, Inc.	0.8%
Kornit Digital Ltd.	0.8%
First Busey Corp.	0.7%
Callaway Golf Co.	0.6%
WillScot Mobile Mini Holdings Corp.	0.6%
PDC Energy, Inc.	0.6%
Veracyte, Inc.	0.6%

Sector Allocation*:

January 31, 2022

(% of Net Assets)

*   Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)
Communication Services (2.2%):
Bumble, Inc. Class A (a)	5,500	$162
Chicken Soup For The Soul Entertainment, Inc. (a)	58,880	599
Cian PLC, ADR (a)	914	8
Cinemark Holdings, Inc. (a) (b)	96,193	1,453
EverQuote, Inc. Class A (a)	27,175	447
Genius Sports Ltd. (a) (b)	45,210	293
Gray Television, Inc.	160,048	3,337
Iridium Communications, Inc. (a)	31,200	1,119
Lions Gate Entertainment Corp. Class B (a)	105,800	1,543
Madison Square Garden Sports Corp. (a)	6,830	1,134
Magnite, Inc. (a) (b)	347,960	4,722
Radius Global Infrastructure, Inc. Class A (a)	63,815	878
TechTarget, Inc. (a)	39,123	3,245
TEGNA, Inc.	89,418	1,731
The Marcus Corp. (a) (b)	55,790	940
World Wrestling Entertainment, Inc. Class A	36,120	1,804
		23,415
Consumer Discretionary (10.9%):
2U, Inc. (a) (b)	68,344	1,103
Abercrombie & Fitch Co. (a)	48,884	1,906
Academy Sports & Outdoors, Inc. (a)	43,846	1,706
Adient PLC (a)	14,610	613
Adtalem Global Education, Inc. (a)	29,800	877
Asbury Automotive Group, Inc. (a)	11,887	1,913
Big Lots, Inc.	32,113	1,346
Bloomin' Brands, Inc. (a)	81,939	1,666
Bright Horizons Family Solutions, Inc. (a)	7,227	928
Brinker International, Inc. (a)	36,500	1,212
Brunswick Corp.	27,487	2,495
Burlington Stores, Inc. (a)	5,471	1,296
Callaway Golf Co. (a) (b)	286,362	6,833
Carter's, Inc.	24,330	2,266
Cavco Industries, Inc. (a)	23,010	6,200
Century Communities, Inc.	26,819	1,766
Chegg, Inc. (a)	100,219	2,653
Cricut, Inc. Class A (a) (b)	31,096	615
Dana, Inc.	153,390	3,322
Dave & Buster's Entertainment, Inc. (a)	44,939	1,608
Dine Brands Global, Inc.	25,050	1,700
F45 Training Holdings, Inc. (a) (b)	78,400	981
First Watch Restaurant Group, Inc. (a)	13,213	199
Five Below, Inc. (a)	6,460	1,059
Fox Factory Holding Corp. (a)	26,495	3,526
Gentherm, Inc. (a)	2,375	207
Green Brick Partners, Inc. (a)	88,122	2,087
Group 1 Automotive, Inc.	20,751	3,524
Installed Building Products, Inc.	35,745	3,960

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
KB Home	27,369	$1,156
Kohl's Corp.	24,406	1,457
Kura Sushi USA, Inc. Class A (a)	22,050	1,018
Legacy Housing Corp. (a)	50,043	1,239
Levi Strauss & Co. Class A (b)	70,698	1,550
Life Time Group Holdings, Inc. (a) (b)	27,911	419
Lithia Motors, Inc.	2,509	733
Macy's, Inc.	90,336	2,313
MarineMax, Inc. (a)	37,054	1,744
Marriott Vacations Worldwide Corp.	11,344	1,842
Meritage Homes Corp. (a)	26,447	2,698
Motorcar Parts of America, Inc. (a)	79,317	1,311
Movado Group, Inc.	137,490	5,097
Murphy USA, Inc.	6,276	1,234
Overstock.com, Inc. (a) (b)	13,551	650
Patrick Industries, Inc.	12,577	810
Polaris, Inc.	14,467	1,629
Porch Group, Inc. (a) (b)	180,251	1,902
Portillo's, Inc. Class A (a) (b)	56,160	1,491
Revolve Group, Inc. (a)	2,184	108
Signet Jewelers Ltd.	11,389	981
Skyline Champion Corp. (a)	49,601	3,340
Steven Madden Ltd.	113,913	4,686
Stoneridge, Inc. (a)	28,300	534
Sweetgreen, Inc. Class A (a) (b)	26,002	786
Taylor Morrison Home Corp. (a)	68,912	2,115
The Goodyear Tire & Rubber Co. (a)	69,890	1,449
The Lovesac Co. (a)	4,450	240
ThredUp, Inc. Class A (a) (b)	203,644	1,888
Torrid Holdings, Inc. (a)	94,088	866
Tri Pointe Homes, Inc. (a)	160,436	3,820
Udemy, Inc. (a)	914	15
Victoria's Secret & Co. (a)	30,100	1,680
Visteon Corp. (a)	15,489	1,572
Winnebago Industries, Inc.	8,415	543
Wolverine World Wide, Inc.	112,390	2,977
		117,460
Consumer Staples (2.0%):
Albertsons Cos., Inc. Class A	46,702	1,315
Celsius Holdings, Inc. (a)	17,265	824
Coty, Inc. Class A (a)	221,073	1,875
Edgewell Personal Care Co.	39,414	1,805
Herbalife Nutrition Ltd. (a)	26,900	1,143
Hostess Brands, Inc. (a)	53,980	1,108
Nomad Foods Ltd. (a)	77,140	1,990
Performance Food Group Co. (a)	85,358	3,601
Sovos Brands, Inc. (a)	117,453	1,723
Spectrum Brands Holdings, Inc.	5,940	531
The Chefs' Warehouse, Inc. (a) (b)	21,150	631
The Simply Good Foods Co. (a)	41,550	1,464

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
The Vita Coco Co., Inc. (a) (b)	138,884	$1,515
TreeHouse Foods, Inc. (a)	17,861	692
Universal Corp.	30,908	1,682
		21,899
Energy (5.2%):
Antero Resources Corp. (a)	187,405	3,660
Cactus, Inc. Class A	97,905	4,744
California Resources Corp.	56,680	2,416
Chesapeake Energy Corp.	40,529	2,763
CNX Resources Corp. (a)	65,279	968
Comstock Resources, Inc. (a)	155,260	1,208
CONSOL Energy, Inc. (a)	90,728	1,972
DHT Holdings, Inc.	70,555	344
Expro Group Holdings NV (a)	214,635	3,361
Green Plains, Inc. (a)	71,395	2,180
Magnolia Oil & Gas Corp. Class A	213,154	4,611
Northern Oil and Gas, Inc.	34,230	805
Ovintiv, Inc.	103,157	4,003
PDC Energy, Inc.	110,616	6,556
Peabody Energy Corp. (a)	41,738	451
Renewable Energy Group, Inc. (a)	99,749	4,016
RPC, Inc. (a)	1,012,656	5,985
Talos Energy, Inc. (a)	187,147	1,991
Whiting Petroleum Corp. (a) (b)	43,552	3,234
World Fuel Services Corp.	44,375	1,252
		56,520
Financials (17.1%):
1st Source Corp.	10,419	520
Alleghany Corp. (a)	3,080	2,045
American Business Bank (a)	18,762	787
American Equity Investment Life Holding Co.	12,146	500
Ameris Bancorp	62,910	3,102
Apollo Commercial Real Estate Finance, Inc.	75,734	1,034
Artisan Partners Asset Management, Inc. Class A	41,050	1,774
Associated Banc-Corp.	80,540	1,925
Assured Guaranty Ltd.	25,300	1,348
Atlantic Union Bankshares Corp.	55,628	2,265
B Riley Financial, Inc.	11,168	688
Banc of California, Inc.	86,571	1,673
Banner Corp.	80,227	4,983
Blackstone Mortgage Trust, Inc. Class A	113,862	3,578
Brighthouse Financial, Inc. (a)	25,097	1,367
Cathay General Bancorp	37,351	1,687
CNO Financial Group, Inc.	138,336	3,450
Colony Bankcorp, Inc.	25,372	427
Columbia Banking System, Inc.	25,000	869
Customers Bancorp, Inc. (a)	42,226	2,462
Eagle Bancorp, Inc.	12,229	733
Eastern Bankshares, Inc.	134,840	2,871

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Employers Holdings, Inc.	59,892	$2,342
Enova International, Inc. (a)	33,408	1,346
Essent Group Ltd.	31,210	1,424
FB Financial Corp.	45,065	2,006
Federated Hermes, Inc.	152,383	5,045
First Bancorp/Puerto Rico	360,838	5,250
First Bancorp/Southern Pines NC	28,500	1,251
First Busey Corp.	265,319	7,397
First Merchants Corp.	51,475	2,184
Flushing Financial Corp.	16,678	394
Genworth Financial, Inc. (a)	194,972	760
Globe Life, Inc.	23,680	2,422
Hagerty, Inc. Class A (a) (b)	68,067	971
Hancock Whitney Corp.	92,001	4,850
Heartland Financial USA, Inc.	5,756	299
Heritage Financial Corp.	35,700	866
Home BancShares, Inc.	366,599	8,637
Hope Bancorp, Inc.	126,662	2,122
Horace Mann Educators Corp.	32,376	1,231
International Bancshares Corp.	35,244	1,481
James River Group Holdings Ltd.	160,055	4,533
Kemper Corp.	30,940	1,856
Kinsale Capital Group, Inc.	26,988	5,406
Ladder Capital Corp.	107,071	1,273
LendingTree, Inc. (a) (b)	24,546	2,991
MGIC Investment Corp.	120,213	1,825
Morningstar, Inc.	7,019	2,017
Mr. Cooper Group, Inc. (a)	30,369	1,219
NMI Holdings, Inc. Class A (a)	68,401	1,692
OceanFirst Financial Corp.	34,413	781
Pacific Premier Bancorp, Inc.	15,060	576
PacWest Bancorp	58,288	2,706
Palomar Holdings, Inc. (a)	27,508	1,451
Pennymac Mortgage Investment Trust	74,339	1,325
Pinnacle Financial Partners, Inc.	16,190	1,566
Piper Sandler Cos.	2,860	441
Primerica, Inc.	19,740	3,047
ProAssurance Corp.	54,119	1,297
Radian Group, Inc.	141,587	3,170
Renasant Corp.	12,961	477
RLI Corp.	11,382	1,193
Sandy Spring Bancorp, Inc.	35,750	1,691
Selectquote, Inc. (a)	107,170	792
Silvercrest Asset Management Group, Inc. Class A	128,048	2,151
SLM Corp.	58,747	1,077
SouthState Corp.	49,394	4,169
Starwood Property Trust, Inc.	49,721	1,231
StepStone Group, Inc. Class A	76,336	2,672
Stifel Financial Corp.	143,512	10,749
Synovus Financial Corp.	120,307	5,986

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Texas Capital Bancshares, Inc. (a)	88,291	$5,536
The Bank of NT Butterfield & Son Ltd.	57,300	2,100
Tradeweb Markets, Inc. Class A	27,495	2,331
Trustmark Corp.	45,965	1,498
UMB Financial Corp.	16,150	1,590
United Community Banks, Inc.	74,400	2,633
Veritex Holdings, Inc.	53,445	2,146
Washington Federal, Inc.	10,724	376
Wintrust Financial Corp.	21,797	2,138
		184,074
Health Care (15.2%):
23andMe Holding Co. Class A (a) (b)	131,345	613
4D Molecular Therapeutics, Inc. (a) (b)	7,121	113
Aerie Pharmaceuticals, Inc. (a)	130,066	957
Affimed NV (a)	167,826	685
Akero Therapeutics, Inc. (a)	14,961	262
Alkermes PLC (a)	29,253	746
Alpha Teknova, Inc. (a)	24,008	379
American Well Corp. Class A (a)	305,172	1,443
AMN Healthcare Services, Inc. (a)	12,300	1,246
Annexon, Inc. (a)	6,432	48
Apellis Pharmaceuticals, Inc. (a)	25,009	1,007
Arcturus Therapeutics Holdings, Inc. (a)	5,500	144
Arcus Biosciences, Inc. (a)	34,100	1,050
Arrowhead Pharmaceuticals, Inc. (a)	20,444	1,079
Atea Pharmaceuticals, Inc. (a)	44,276	316
Aurinia Pharmaceuticals, Inc. (a)	90,758	1,512
Avidity Biosciences, Inc. (a)	13,310	221
Beam Therapeutics, Inc. (a) (b)	36,138	2,501
Berkeley Lights, Inc. (a)	15,375	149
Bicycle Therapeutics PLC, ADR (a)	42,424	2,072
BioAtla, Inc. (a)	7,119	68
BioCryst Pharmaceuticals, Inc. (a)	77,658	1,200
BioLife Solutions, Inc. (a)	71,037	2,120
BioMarin Pharmaceutical, Inc. (a)	2,993	265
Biomerica, Inc. (a) (b)	142,314	606
Blueprint Medicines Corp. (a)	12,630	974
Brookdale Senior Living, Inc. (a)	216,933	1,148
C4 Therapeutics, Inc. (a)	2,657	65
Cabaletta Bio, Inc. (a)	37,005	112
Castle Biosciences, Inc. (a)	115,326	4,988
Cerus Corp. (a)	74,444	399
Codiak Biosciences, Inc. (a)	66,385	439
Collegium Pharmaceutical, Inc. (a)	17,343	310
CONMED Corp.	8,079	1,111
Corcept Therapeutics, Inc. (a)	47,487	891
CorVel Corp. (a)	22,268	3,922
Covetrus, Inc. (a)	63,276	1,143
CRISPR Therapeutics AG (a) (b)	4,382	279
CryoPort, Inc. (a)	16,960	708
See notes to financial statements.

7

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
CytoSorbents Corp. (a) (b)	182,746	$680
Definitive Healthcare Corp. (a) (b)	76,772	1,680
DermTech, Inc. (a) (b)	46,581	597
Dynavax Technologies Corp. (a) (b)	91,996	1,193
Enanta Pharmaceuticals, Inc. (a)	15,487	920
Evolent Health, Inc. Class A (a)	176,445	4,184
Fate Therapeutics, Inc. (a)	43,995	1,826
Fulgent Genetics, Inc. (a)	7,037	449
Fusion Pharmaceuticals, Inc. (a)	46,129	353
Gamida Cell Ltd. (a) (b)	91,069	303
Generation Bio Co. (a)	12,604	82
Genetron Holdings Ltd., ADR (a) (b)	58,392	243
Globus Medical, Inc. (a)	22,145	1,478
Halozyme Therapeutics, Inc. (a)	118,457	4,100
Health Catalyst, Inc. (a)	61,813	1,845
HealthEquity, Inc. (a)	47,092	2,517
Heska Corp. (a) (b)	8,650	1,190
Horizon Therapeutics PLC (a)	10,501	980
iCAD, Inc. (a)	143,766	804
ICU Medical, Inc. (a)	6,202	1,323
IGM Biosciences, Inc. (a) (b)	8,560	152
Immunocore Holdings PLC, ADR (a)	7,487	169
ImmunoGen, Inc. (a)	209,026	1,181
Inari Medical, Inc. (a)	9,555	703
Inmode Ltd. (a)	44,852	2,163
Insmed, Inc. (a)	66,846	1,516
Instil Bio, Inc. (a) (b)	11,208	130
Insulet Corp. (a)	5,671	1,406
Integer Holdings Corp. (a)	31,118	2,440
Intellia Therapeutics, Inc. (a)	29,466	2,787
IO Biotech, Inc. (a)	914	8
Iovance Biotherapeutics, Inc. (a)	26,568	442
Ironwood Pharmaceuticals, Inc. (a)	46,005	513
Kezar Life Sciences, Inc. (a)	57,600	759
Kiniksa Pharmaceuticals Ltd. Class A (a)	109,954	1,235
LHC Group, Inc. (a)	8,212	1,019
LianBio, ADR (a)	160,058	624
Ligand Pharmaceuticals, Inc. (a)	18,923	2,358
Maravai LifeSciences Holdings, Inc. Class A (a)	11,840	342
Medpace Holdings, Inc. (a)	26,786	4,753
Merit Medical Systems, Inc. (a)	38,805	2,152
Mesa Laboratories, Inc.	4,484	1,275
ModivCare, Inc. (a)	17,469	2,025
Myriad Genetics, Inc. (a)	14,708	387
NanoString Technologies, Inc. (a)	35,628	1,237
Natera, Inc. (a)	39,796	2,812
Neogen Corp. (a)	90,024	3,283
NeoGenomics, Inc. (a)	65,126	1,468
Neurocrine Biosciences, Inc. (a)	3,574	282
Nupathe, Inc. (a) (c) (d)	133,709	—

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Nurix Therapeutics, Inc. (a)	6,432	$120
NuVasive, Inc. (a)	25,854	1,345
Olink Holding AB, ADR (a) (b)	58,925	953
Omnicell, Inc. (a)	20,808	3,124
OPKO Health, Inc. (a)	139,487	437
Organogenesis Holdings, Inc. (a)	256,227	1,970
ORIC Pharmaceuticals, Inc. (a)	40,110	397
OrthoPediatrics Corp. (a)	44,917	2,124
Oyster Point Pharma, Inc. (a) (b)	4,427	53
Pacific Biosciences of California, Inc. (a)	130,487	1,459
Pacira BioSciences, Inc. (a)	32,655	2,050
Patterson Cos., Inc.	54,734	1,570
Pliant Therapeutics, Inc. (a)	42,850	503
PMV Pharmaceuticals, Inc. (a)	2,987	48
PolyPid Ltd. (a)	88,426	394
Prothena Corp. PLC (a)	19,212	655
Pulmonx Corp. (a)	20,261	493
Pulse Biosciences, Inc. (a) (b)	84,004	1,021
Quanterix Corp. (a)	109,938	3,347
RadNet, Inc. (a)	35,019	902
Reata Pharmaceuticals, Inc. Class A (a)	7,781	219
Recursion Pharmaceuticals, Inc. Class A (a) (b)	2,280	27
Renalytix PLC, ADR (a) (b)	32,839	415
Repligen Corp. (a)	3,810	756
Revance Therapeutics, Inc. (a)	62,386	832
Select Medical Holdings Corp.	48,757	1,133
SI-BONE, Inc. (a)	87,698	1,728
Silk Road Medical, Inc. (a)	30,241	992
Singular Genomics Systems, Inc. (a)	51,646	400
STAAR Surgical Co. (a)	41,057	2,986
Stoke Therapeutics, Inc. (a)	16,075	305
Supernus Pharmaceuticals, Inc. (a)	58,711	1,811
Sutro Biopharma, Inc. (a)	26,306	281
TCR2 Therapeutics, Inc. (a)	71,912	240
Tenet Healthcare Corp. (a)	46,931	3,479
TG Therapeutics, Inc. (a)	25,140	291
The Ensign Group, Inc.	63,221	4,769
Tivity Health, Inc. (a)	75,420	1,919
Veracyte, Inc. (a)	212,242	6,454
Vericel Corp. (a)	173,327	6,167
Vir Biotechnology, Inc. (a)	4,994	171
Xencor, Inc. (a)	22,632	778
Xenon Pharmaceuticals, Inc. (a)	44,383	1,204
Zai Lab Ltd., ADR (a)	8,110	403
		164,384
Industrials (16.5%):
AAR Corp. (a)	55,612	2,240
ABM Industries, Inc.	38,660	1,612
Acacia Research Corp. (a)	107,554	484
Alta Equipment Group, Inc. (a)	76,083	1,037

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Altra Industrial Motion Corp.	114,977	$5,551
Ameresco, Inc. Class A (a)	3,574	181
Apogee Enterprises, Inc.	19,193	857
ArcBest Corp.	13,556	1,199
Array Technologies, Inc. (a)	313,848	3,308
ASGN, Inc. (a)	36,000	4,135
Atkore, Inc. (a)	34,117	3,677
Atlas Air Worldwide Holdings, Inc. (a)	9,246	743
Axon Enterprise, Inc. (a)	13,447	1,882
AZZ, Inc.	25,905	1,233
Beacon Roofing Supply, Inc. (a)	39,890	2,189
Brady Corp. Class A	26,929	1,398
BWX Technologies, Inc.	11,245	501
Casella Waste Systems, Inc. (a)	56,691	4,307
Chart Industries, Inc. (a)	30,242	3,686
Clean Harbors, Inc. (a)	16,413	1,519
Columbus McKinnon Corp.	86,323	3,736
Construction Partners, Inc. Class A (a)	19,944	523
Crane Co.	17,006	1,760
EMCOR Group, Inc.	49,783	5,935
EnerSys	6,447	483
Enovix Corp. (a)	63,435	1,022
EnPro Industries, Inc.	16,552	1,738
ESCO Technologies, Inc.	5,933	473
Evoqua Water Technologies Corp. (a)	67,892	2,750
Exponent, Inc.	40,152	3,814
Finning International, Inc.	38,000	1,060
Forward Air Corp.	31,843	3,385
FTI Consulting, Inc. (a)	12,427	1,812
Gibraltar Industries, Inc. (a)	59,472	3,259
GMS, Inc. (a)	27,476	1,406
GrafTech International Ltd.	198,710	2,082
Granite Construction, Inc.	55,100	1,983
H&E Equipment Services, Inc.	24,460	1,018
Hexcel Corp. (a)	93,889	4,898
Hub Group, Inc. Class A (a)	23,482	1,778
Hudson Technologies, Inc. (a)	113,832	425
Hydrofarm Holdings Group, Inc. (a)	19,748	387
Hyster-Yale Materials Handling, Inc.	56,726	2,546
Kaman Corp.	17,540	701
Kirby Corp. (a)	22,695	1,479
Korn Ferry	9,820	652
Kornit Digital Ltd. (a)	77,402	8,132
Kratos Defense & Security Solutions, Inc. (a)	69,680	1,168
Landstar System, Inc.	27,283	4,365
Luxfer Holdings PLC	43,790	748
ManpowerGroup, Inc.	14,897	1,562
Matson, Inc.	3,552	347
Matthews International Corp. Class A	37,699	1,324
Maxar Technologies, Inc.	64,700	1,683

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
McGrath RentCorp	27,380	$2,087
Meritor, Inc. (a)	206,749	4,766
MillerKnoll, Inc.	44,600	1,722
Mueller Industries, Inc.	24,294	1,255
nVent Electric PLC	43,088	1,490
Owens Corning	21,587	1,915
PGT Innovations, Inc. (a)	57,703	1,096
Primoris Services Corp.	110,035	2,830
Proto Labs, Inc. (a)	28,317	1,421
RBC Bearings, Inc. (a)	33,566	6,058
Regal Rexnord Corp.	3,757	595
Rush Enterprises, Inc. Class A	25,643	1,354
Ryder System, Inc.	18,369	1,344
Saia, Inc. (a)	5,231	1,487
Sensata Technologies Holding PLC (a)	12,895	740
Shoals Technologies Group, Inc. Class A (a)	87,043	1,468
SkyWest, Inc. (a)	89,729	3,423
Terex Corp.	29,700	1,239
The AZEK Co., Inc. (a)	28,036	926
The Greenbrier Cos., Inc. (b)	33,068	1,335
Triton International Ltd.	22,372	1,352
Triumph Group, Inc. (a)	90,878	1,656
UFP Industries, Inc.	48,740	3,892
UniFirst Corp.	12,042	2,289
Univar Solutions, Inc. (a)	73,828	1,956
Vicor Corp. (a)	16,157	1,524
Wabash National Corp.	116,301	2,282
Werner Enterprises, Inc.	30,322	1,352
WESCO International, Inc. (a)	18,339	2,235
WillScot Mobile Mini Holdings Corp. (a)	178,189	6,600
Zurn Water Solutions Corp.	64,251	1,962
		177,824
Information Technology (19.5%):
908 Devices, Inc. (a) (b)	128,840	2,038
ACV Auctions, Inc. Class A (a)	3,736	50
Advanced Energy Industries, Inc.	65,512	5,646
Airgain, Inc. (a)	153,402	1,465
Akoustis Technologies, Inc. (a)	337,256	2,040
Allegro MicroSystems, Inc. (a)	141,996	4,030
Alteryx, Inc. Class A (a)	4,642	265
Ambarella, Inc. (a)	20,199	2,831
Amkor Technology, Inc.	33,220	732
Arteris, Inc. (a)	78,868	1,166
Avaya Holdings Corp. (a)	130,057	2,370
AXT, Inc. (a)	227,646	1,705
Azenta, Inc.	50,980	4,300
Belden, Inc.	48,211	2,697
Benchmark Electronics, Inc.	48,188	1,163
Blackline, Inc. (a)	22,658	2,082
BM Technologies, Inc. (a) (b)	7,293	69

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
C3.ai, Inc. Class A (a)	9,016	$238
CEVA, Inc. (a)	111,585	4,203
Ciena Corp. (a)	34,817	2,309
Cognyte Software Ltd. (a)	140,350	1,523
Conduent, Inc. (a)	180,544	854
Couchbase, Inc. (a)	3,920	92
Coupa Software, Inc. (a)	550	74
CS Disco, Inc. (a) (b)	44,513	1,528
CyberArk Software Ltd. (a)	6,920	949
Datto Holding Corp. (a) (b)	61,080	1,522
Diebold Nixdorf, Inc. (a)	140,581	1,313
Digital Turbine, Inc. (a)	145,946	6,444
Diodes, Inc. (a)	52,971	4,915
Domo, Inc. Class B (a)	14,012	658
DoubleVerify Holdings, Inc. (a)	3,802	105
Dropbox, Inc. Class A (a)	18,219	451
Ebix, Inc.	13,578	413
Elastic NV (a)	24,018	2,240
Endava PLC, ADR (a)	10,158	1,235
Enphase Energy, Inc. (a)	15,779	2,217
ePlus, Inc. (a)	104,275	4,794
Euronet Worldwide, Inc. (a)	61,011	8,169
EVERTEC, Inc.	109,959	4,799
ExlService Holdings, Inc. (a)	39,639	4,777
Expensify, Inc. Class A (a)	64,009	1,872
Flywire Corp. (a) (b)	11,529	325
ForgeRock, Inc. Class A (a)	3,915	56
FormFactor, Inc. (a)	124,878	5,337
Freshworks, Inc. Class A (a)	39,601	861
Globant SA (a)	9,663	2,466
Harmonic, Inc. (a)	168,589	1,814
Infinera Corp. (a)	143,303	1,207
Insight Enterprises, Inc. (a)	47,220	4,446
Intapp, Inc. (a)	784	16
InterDigital, Inc.	10,034	693
Kulicke & Soffa Industries, Inc.	41,839	2,288
Limelight Networks, Inc. (a)	830,872	3,548
LivePerson, Inc. (a)	23,383	698
Mitek Systems, Inc. (a)	95,139	1,557
Monday.com Ltd. (a) (b)	392	82
Monolithic Power Systems, Inc.	2,580	1,040
Napco Security Technologies, Inc. (a)	149,298	3,104
NCR Corp. (a)	65,710	2,501
NetScout Systems, Inc. (a)	42,553	1,343
New Relic, Inc. (a)	25,581	2,690
Nutanix, Inc. Class A (a)	72,834	1,991
ON Semiconductor Corp. (a)	57,262	3,378
Onto Innovation, Inc. (a)	28,788	2,635
OSI Systems, Inc. (a)	26,192	2,172
PagerDuty, Inc. (a)	46,731	1,543

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Perficient, Inc. (a)	83,442	$8,746
Ping Identity Holding Corp. (a)	37,086	734
Plexus Corp. (a)	15,791	1,224
Power Integrations, Inc.	26,878	2,169
PROS Holdings, Inc. (a)	90,460	2,507
PTC, Inc. (a)	17,744	2,063
Pure Storage, Inc. Class A (a)	124,383	3,295
Qualys, Inc. (a)	15,864	2,033
Radware Ltd. (a)	79,814	2,684
Rapid7, Inc. (a)	45,115	4,346
Sanmina Corp. (a)	37,664	1,424
Sapiens International Corp. NV	33,309	1,061
Shift4 Payments, Inc. Class A (a)	15,165	800
ShotSpotter, Inc. (a)	15,784	416
Silicon Laboratories, Inc. (a)	10,566	1,745
Silicon Motion Technology Corp., ADR	8,506	672
SiTime Corp. (a)	7,388	1,722
Smartsheet, Inc. Class A (a)	31,586	1,965
Sprout Social, Inc. Class A (a)	17,865	1,230
SPS Commerce, Inc. (a)	11,061	1,370
Stratasys Ltd. (a)	16,378	390
Switch, Inc. Class A	35,235	903
Synaptics, Inc. (a)	3,735	786
TaskUS, Inc. Class A (a)	16,733	535
Telos Corp. (a)	17,129	200
Ultra Clean Holdings, Inc. (a)	6,324	319
Varonis Systems, Inc. (a)	45,690	1,702
Veeco Instruments, Inc. (a)	128,973	3,545
Verint Systems, Inc. (a)	102,657	5,269
Veritone, Inc. (a) (b)	43,950	693
Verra Mobility Corp. (a)	112,200	1,777
Vishay Intertechnology, Inc.	141,494	2,930
Vizio Holding Corp. Class A (a) (b)	62,686	901
Western Digital Corp. (a)	29,241	1,513
WNS Holdings Ltd., ADR (a)	61,714	5,194
Workiva, Inc. (a)	5,820	688
Yext, Inc. (a)	51,498	417
Zeta Global Holdings Corp. Class A (a) (b)	61,910	573
		210,675
Materials (3.6%):
Arconic Corp. (a)	42,983	1,329
Avient Corp.	48,859	2,432
Commercial Metals Co.	39,979	1,337
Constellium SE (a)	63,000	1,102
Eagle Materials, Inc.	31,287	4,563
Franco-Nevada Corp.	11,433	1,512
Graphic Packaging Holding Co.	156,420	2,958
Materion Corp.	15,055	1,247
Minerals Technologies, Inc.	12,339	863
Neo Performance Materials, Inc.	36,349	511

See notes to financial statements.

13

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Olin Corp.	44,120	$2,236
Schnitzer Steel Industries, Inc.	51,935	2,033
Schweitzer-Mauduit International, Inc.	32,830	994
Stepan Co.	18,826	2,074
Summit Materials, Inc. Class A (a)	154,613	5,498
Trinseo PLC	45,961	2,461
Tronox Holdings PLC Class A	83,880	1,904
UFP Technologies, Inc. (a)	29,929	2,124
Warrior Met Coal, Inc.	37,368	979
Worthington Industries, Inc.	18,017	976
		39,133
Real Estate (5.0%):
Alexander & Baldwin, Inc.	57,499	1,320
American Assets Trust, Inc.	30,105	1,083
Apple Hospitality REIT, Inc.	120,840	1,949
Broadstone Net Lease, Inc.	58,805	1,359
CareTrust REIT, Inc.	72,000	1,527
Cushman & Wakefield PLC (a)	84,450	1,773
DiamondRock Hospitality Co. (a)	210,323	1,966
DigitalBridge Group, Inc. (a)	53,331	389
Easterly Government Properties, Inc.	76,903	1,613
Equity Commonwealth (a)	97,840	2,548
Essential Properties Realty Trust, Inc.	63,001	1,673
FirstService Corp.	9,607	1,531
Four Corners Property Trust, Inc.	72,170	1,954
Global Medical REIT, Inc.	49,356	835
Hudson Pacific Properties, Inc.	64,000	1,512
Industrial Logistics Properties Trust	46,222	1,060
Innovative Industrial Properties, Inc.	6,453	1,279
Jones Lang LaSalle, Inc. (a)	5,610	1,407
Kennedy-Wilson Holdings, Inc.	60,530	1,359
LXP Industrial Trust	240,763	3,586
National Health Investors, Inc.	8,258	477
Newmark Group, Inc. Class A	37,458	573
Physicians Realty Trust	71,125	1,299
Piedmont Office Realty Trust, Inc. Class A	78,029	1,386
PotlatchDeltic Corp.	9,545	513
Retail Opportunity Investments Corp.	37,702	699
Rexford Industrial Realty, Inc.	16,128	1,180
Sabra Health Care REIT, Inc.	218,758	2,977
SITE Centers Corp.	143,000	2,118
STAG Industrial, Inc.	65,003	2,777
Summit Hotel Properties, Inc. (a)	213,069	2,007
Sunstone Hotel Investors, Inc. (a)	126,500	1,431
The Macerich Co.	35,057	580
UMH Properties, Inc.	70,429	1,662
Urban Edge Properties	40,555	740
Veris Residential, Inc. (a)	90,196	1,488
		53,630

See notes to financial statements.

14

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Utilities (1.9%):
ALLETE, Inc.	26,037	$1,662
Avista Corp.	35,204	1,565
Black Hills Corp.	46,155	3,127
NorthWestern Corp.	83,697	4,864
ONE Gas, Inc.	23,483	1,829
Portland General Electric Co.	72,023	3,784
South Jersey Industries, Inc.	68,030	1,702
Spire, Inc.	29,080	1,917
		20,450
Total Common Stocks (Cost $927,665)		1,069,464
Rights (0.0%) (e)
Health Care (0.0%):
Flexion Therapeutics, Inc. (a) (c) (d)	58,207	36
Total Rights (Cost $36)		36
Exchange-Traded Funds (0.2%)
iShares Russell 2000 ETF	10,702	2,153
Total Exchange-Traded Funds (Cost $2,338)		2,153
Collateral for Securities Loaned (2.2%)^
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (f)	19,190,499	19,191
HSBC U.S. Government Money Market Fund, I Shares, 0.03% (f)	4,790,234	4,790
Total Collateral for Securities Loaned (Cost $23,981)		23,981
Total Investments (Cost $954,020) — 101.5%		1,095,634
Liabilities in excess of other assets — (1.5)%		(16,166)
NET ASSETS — 100.00%		$1,079,468

At January 31, 2022, the Fund's investments in foreign securities were 6.5% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of January 31, 2022. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

(d)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At January 31, 2022, illiquid securities were less than 0.05% of the Fund's net assets.

(e)  Amount represents less than 0.05% of net assets.

(f)  Rate disclosed is the daily yield on January 31, 2022.

ADR — American Depositary Receipt

See notes to financial statements.

15

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2022

  (Unaudited)

ETF — Exchange-Traded Fund

PLC — Public Limited Company

REIT — Real Estate Investment Trust

See notes to financial statements.

16

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Small Cap Stock Fund
Assets:
Investments, at value (Cost $954,020)	$1,095,634	(a)
Cash	9,607
Receivables:
Interest and dividends	184
Capital shares issued	673
Investments sold	3,233
From Adviser	16
Prepaid expenses	19
Total Assets	1,109,366
Liabilities:
Payables:
Collateral received on loaned securities	23,981
Investments purchased	4,244
Capital shares redeemed	531
Accrued expenses and other payables:
Investment advisory fees	762
Administration fees	127
Custodian fees	15
Transfer agent fees	166
Compliance fees	1
Trustees' fees	1
Other accrued expenses	70
Total Liabilities	29,898
Net Assets:
Capital	893,563
Total accumulated earnings/(loss)	185,905
Net Assets	$1,079,468
Net Assets
Fund Shares	$712,989
Institutional Shares	366,479
Total	$1,079,468
Shares (unlimited number of shares authorized with no par value):
Fund Shares	52,383
Institutional Shares	26,408
Total	78,791
Net asset value, offering and redemption price per share: (b)
Fund Shares	$13.61
Institutional Shares	13.88

(a)  Includes $24,738 of securities on loan.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

17

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended January 31, 2022

(Amounts in Thousands)  (Unaudited)

USAA Small Cap Stock Fund
Investment Income:
Dividends	$6,373
Interest	— (a)
Securities lending (net of fees)	290
Foreign tax withholding	(12)
Total Income	6,651
Expenses:
Investment advisory fees	5,345
Administration fees — Fund Shares	608
Administration fees — Institutional Shares	265
Sub-Administration fees	54
Custodian fees	40
Transfer agent fees — Fund Shares	408
Transfer agent fees — Institutional Shares	265
Trustees' fees	24
Compliance fees	5
Legal and audit fees	31
State registration and filing fees	25
Interfund lending fees	— (a)
Interest fees	3
Other expenses	86
Total Expenses	7,159
Expenses waived/reimbursed by Adviser	(39)
Net Expenses	7,120
Net Investment Income (Loss)	(469)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions	135,339
Net change in unrealized appreciation/depreciation on investment securities	(195,690)
Net realized/unrealized gains (losses) on investments	(60,351)
Change in net assets resulting from operations	$(60,820)

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

18

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Small Cap Stock Fund
	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021
From Investments:
Operations:
Net investment income (loss)	$(469)	$(180)
Net realized gains (losses) from investments	135,339	372,920
Net change in unrealized appreciation/depreciation on investments	(195,690)	210,737
Change in net assets resulting from operations	(60,820)	583,477
Distributions to Shareholders:
Fund Shares	(241,242)	(59,223)
Institutional Shares	(116,892)	(51,168)
Change in net assets resulting from distributions to shareholders	(358,134)	(110,391)
Change in net assets resulting from capital transactions	35,044	(161,900)
Change in net assets	(383,910)	311,186
Net Assets:
Beginning of period	1,463,378	1,152,192
End of period	$1,079,468	$1,463,378
Capital Transactions:
Fund Shares
Proceeds from shares issued	$26,875	$65,154
Distributions reinvested	238,354	58,491
Cost of shares redeemed	(75,946)	(150,399)
Total Fund Shares	$189,283	$(26,754)
Institutional Shares
Proceeds from shares issued	$69,900	$35,252
Distributions reinvested	116,737	51,148
Cost of shares redeemed	(340,876)	(221,546)
Total Institutional Shares	$(154,239)	$(135,146)
Change in net assets resulting from capital transactions	$35,044	$(161,900)
Share Transactions:
Fund Shares
Issued	1,414	3,291
Reinvested	16,656	3,230
Redeemed	(4,214)	(7,982)
Total Fund Shares	13,856	(1,461)
Institutional Shares
Issued	4,351	1,795
Reinvested	8,001	2,787
Redeemed	(15,894)	(11,634)
Total Institutional Shares	(3,542)	(7,052)
Change in Shares	10,314	(8,513)

See notes to financial statements.

19

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Small Cap Stock Fund
Fund Shares
Six Months Ended January 31, 2022 (Unaudited):	$21.25	(0.01	)(d)	(1.16)	(1.17)	—	(6.47)
Year Ended July 31:
2021	$14.88	(0.01	)(d)	7.95	7.94	(0.14)	(1.43)
2020	$16.74	0.05	(d)	(0.28)	(0.23)	(0.03)	(1.60)
2019	$19.33	0.07		(0.71)	(0.64)	(0.04)	(1.91)
2018	$18.02	0.05		3.19	3.24	(0.07)	(1.86)
2017	$16.17	0.08		1.99	2.07	(0.03)	(0.19)
Institutional Shares
Six Months Ended January 31, 2022 (Unaudited):	$21.53	(0.01	)(d)	(1.17)	(1.18)	—	(6.47)
Year Ended July 31:
2021	$15.06	(—	)(d)(f)	8.04	8.04	(0.14)	(1.43)
2020	$16.91	0.07	(d)	(0.28)	(0.21)	(0.04)	(1.60)
2019	$19.50	0.08		(0.71)	(0.63)	(0.05)	(1.91)
2018	$18.16	0.07		3.22	3.29	(0.09)	(1.86)
2017	$16.30	0.09		2.02	2.11	(0.06)	(0.19)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

**  For the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

†  Does not include acquired fund fees, if any.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects total annual operating expenses of the shares before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratio by less than 0.01%.

(f)  Amount is less than $0.005 per share.

See notes to financial statements.

20

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets					Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses**^†(b)		Net Investment Income (Loss)(b)	Gross Expenses†(b)		Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Small Cap Stock Fund
Fund Shares
Six Months Ended January 31, 2022 (Unaudited):	(6.47)	$13.61	(7.01)%	1.08%		(0.07)%	1.08%		$712,989	45%
Year Ended July 31:
2021	(1.57)	$21.25	55.25%	1.10%		(0.04)%	1.10%		$818,576	85%
2020	(1.63)	$14.88	(2.21)%	1.10%		0.33%	1.10%		$595,019	71%
2019	(1.95)	$16.74	(2.07)%	1.06	%(e)	0.58%	1.06	%(e)	$694,015	84%
2018	(1.93)	$19.33	19.21%	1.06	%(e)	0.31%	1.06	%(e)	$758,065	68%
2017	(0.22)	$18.02	12.81%	1.09	%(e)	0.42%	1.09	%(e)	$658,038	53%
Institutional Shares
Six Months Ended January 31, 2022 (Unaudited):	(6.47)	$13.88	(6.96)%	1.04%		(0.06)%	1.06%		$366,479	45%
Year Ended July 31:
2021	(1.57)	$21.53	55.30%	1.04%		0.02%	1.05%		$644,802	85%
2020	(1.64)	$15.06	(2.08)%	0.98%		0.45%	0.99%		$557,173	71%
2019	(1.96)	$16.91	(1.98)%	0.96	%(e)	0.67%	0.96	%(e)	$904,981	84%
2018	(1.95)	$19.50	19.36%	0.95	%(e)	0.42%	0.95	%(e)	$996,393	68%
2017	(0.25)	$18.16	12.92%	0.97	%(e)	0.52%	0.97	%(e)	$892,691	53%

See notes to financial statements.

21

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2022

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Small Cap Stock Fund (the "Fund"). The Fund offers two classes of shares: Fund Shares and Institutional Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

22

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), American Depositary Receipts ("ADRs"), and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of January 31, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,069,464	$—	$—	$1,069,464
Rights	—	—	36	36
Exchange-Traded Funds	2,153	—	—	2,153
Collateral for Securities Loaned	23,981	—	—	23,981
Total	$1,095,598	$—	$36	$1,095,634

As of January 31, 2022, there were no significant Level 3 holdings in the fair value hierarchy. For the six months ended January 31, 2022, there were no transfers in or out of Level 3 in the fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

23

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Foreign Exchange Currency Contracts:

The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of January 31, 2022, the Fund had no open forward foreign exchange currency contracts.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During

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USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

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the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of January 31, 2022.

Value of Securities on Loan		Non-Cash Collateral	Cash Collateral
$24,817	(a)	$—	$23,981

(a)  Includes $79 thousand of securities on loan that were sold prior to January 31, 2022.

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31.

For the six months ended January 31, 2022, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

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Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended January 31, 2022, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$596,623	$910,410

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA Mutual Funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at www.vcm.com. As of January 31, 2022, certain fund-of-funds owned total outstanding shares of the Fund as follows:

Affiliated USAA Mutual Funds	Ownership %
USAA Cornerstone Conservative Fund	0.1
USAA Cornerstone Equity Fund	0.5
USAA Target Retirement Income Fund	0.5
USAA Target Retirement 2030 Fund	2.1
USAA Target Retirement 2040 Fund	2.8
USAA Target Retirement 2050 Fund	2.0
USAA Target Retirement 2060 Fund	0.3

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended January 31, 2022, are reflected on the Statement of Operations as Investment advisory fees.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the prior investment adviser to the Fund announced that AMCO would be acquired by Victory Capital Holdings Inc. (the "Transaction"). A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and VCM. The Transaction closed on July 1, 2019, and effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and no performance adjustments were made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter is utilized in calculating future performance adjustments.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

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The performance adjustment for each share class is accrued daily and calculated monthly by comparing each class' performance to that of the Lipper Small-Cap Core Funds Index. The Lipper Small-Cap Core Funds Index tracks the total return performance of the largest funds within the Lipper Small-Cap Core Funds category.

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Small-Cap Core Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period August 1, 2021, to January 31, 2022, performance adjustments were $160 and $160 for Fund Shares and Institutional Shares, in thousands, respectively. Performance adjustments were 0.04% and 0.06% for Fund Shares and Institutional Shares, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets.

VCM has entered into a Subadvisory Agreement with Granahan Investment Management, Inc. ("GIMI"), under which GIMI directs the investment and reinvestment of a portion of the Fund's assets (as allocated from time to time by VCM). This arrangement provides for monthly fees that are paid by VCM. VCM (not the Fund) pays the subadviser fees.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15% and 0.10%, which is based on the Fund's average daily net assets of the Fund Shares and of the Institutional Shares, respectively. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses

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USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

specifically allocated to the Fund. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for the Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended January 31, 2022, are reflected on the Statement of Operations as Transfer agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of January 31, 2022, the expense limits (excluding voluntary waivers) were 1.10% and 0.98% for Fund Shares and Institutional Shares, respectively.

Under the terms of the expense limitation agreement, as amended May 1, 2021, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Adviser was permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal

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USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of January 31, 2022, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at January 31, 2022.

Expires 2023	Expires 2024	Expires 2025	Total
$64	$67	$39	$170

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended January 31, 2022.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Small-Capitalization Stock Risk — The Fund is subject to small-cap company risk, which is the greater risk of investing in smaller, less well-known companies, as opposed to investing in established companies with proven track records. Small-cap companies also may have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market in general and, therefore, may involve greater risk than investing in the securities of larger companies.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk — The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic and political conditions and other factors. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.

7. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 28, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

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The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended January 31, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one-month London Interbank Offered Rate ("LIBOR") plus one percent, with LIBOR to be replaced by a different benchmark rate in accordance with the terms of the agreement) on amounts borrowed. Prior to June 28, 2021, the Victory Funds Complex paid an annual commitment fee of 0.15% and an upfront fee of 0.10%. Each fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The average borrowing for the days outstanding and average interest rate for the Fund during the six months ended January 31, 2022, were as follows (amounts in thousands):

Amount Outstanding at January 31, 2022	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
$—	$4,033	9	1.21%	$4,800

*  For the six months ended January 31, 2022, based on the number of days borrowings were outstanding.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended January 31, 2022, were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at January 31, 2022	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$4,538	4	0.57%	$8,643

*  For the six months ended January 31, 2022, based on the number of days borrowings were outstanding.

8. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net

30

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending July 31, 2022.

As of July 31, 2021, the Fund had no capital loss carryforwards for federal income tax purposes.

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USAA Mutual Funds Trust	Supplemental Information January 31, 2022

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Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2021, through January 31, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/21	Actual Ending Account Value 1/31/22	Hypothetical Ending Account Value 1/31/22	Actual Expenses Paid During Period 8/1/21- 1/31/22*	Hypothetical Expenses Paid During Period 8/1/21- 1/31/22*	Annualized Expense Ratio During Period 8/1/21- 1/31/22
Fund Shares	$1,000.00	$929.90	$1,019.76	$5.25	$5.50	1.08%
Institutional Shares	1,000.00	930.40	1,019.96	5.06	5.30	1.04%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2022

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Considerations of the Board in Continuing the Investment Advisory Agreement

USAA Small Cap Stock Fund (the "Fund")

At a meeting of the Board of Trustees (the "Board") of USAA Mutual Funds Trust (the "Trust") held on December 9-10, 2021, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Victory Capital Management Inc. (the "Adviser") and the Subadvisory Agreement between the Adviser and Granahan Investment Management, Inc. (the "Subadviser") with respect to the Fund. Prior to the December 9-10, 2021 meeting at which the Advisory Agreement and Subadvisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement and Subadvisory Agreement at a meeting held on November 19, 2021.

In advance of the foregoing meetings, the Trustees received and considered a variety of information relating to the Advisory Agreement and Subadvisory Agreement and the Adviser and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser's and the Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and Subadvisory Agreement with management and with experienced independent counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Adviser and the Subadviser in providing services to the Fund.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Adviser and the Subadviser. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement and Subadvisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser and Subadviser in prior years and that the Board's conclusions may be based, in part, on its consideration of these same arrangements in prior years.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

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USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2022

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Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Adviser under the Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board also took into account its knowledge of the Adviser's management and the quality of the performance of the Adviser's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund's compliance programs, (ii) risk management programs, (iii) liquidity risk management programs, and (iv) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Adviser's management style and the performance of the Adviser's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The Board considered the Adviser's process for monitoring the performance of the Subadviser and the Adviser's timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Adviser's process for monitoring "best execution," also was considered. The Adviser's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Adviser's risk management processes. The Board considered the Adviser's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the "expense group") and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's net management fee rate — which includes advisory and administrative services and the effects of any performance adjustment1, as well as any fee waivers and reimbursements — was below the median of its expense group and above the median of its expense universe. The data indicated that the Fund's total expenses, including after any reimbursements, were below the medians of its expense group and expense universe. The Board also took into account the Adviser's current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates and noted the high quality of services received by the Fund. The Board also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Adviser. The Board also considered and discussed information about the Subadviser's fees, including the amount of management fees retained by the Adviser after payment of the subadvisory fees.

1  The Adviser previously agreed that no performance adjustment (positive or negative) would be made to the amount payable to the Adviser from July 1, 2019, through June 30, 2020.

34

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2022

  (Unaudited)

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe for the one-, three-, five- and ten-year periods ended September 30, 2021, and was below its Lipper index for the one-year period ended September 30, 2021, and was above its Lipper index for the three-, five- and ten-year periods ended September 30, 2021.

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Adviser pays the Fund's subadvisory fees and also noted that the Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser's relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.

Economies of Scale — The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board considered the fact that the Adviser also pays the Fund's subadvisory fees. The Board also considered the effect of the change in size, if any, of each of the Fund's classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Subadvisory Agreement

In approving the Subadvisory Agreement with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the Subadviser, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons, to the extent applicable, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. A summary of the Board's analysis of these factors is set forth below. After full consideration of a variety of factors, the Board, including

35

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2022

  (Unaudited)

the Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services Provided; Investment Personnel — The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Trustees considered, based on the materials provided to them by the Subadviser, whether the method of compensating portfolio managers is reasonable and includes mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board also took into account the Subadviser's risk management processes. The Board noted that the Adviser's monitoring processes of the Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies, and to review portfolio performance; (ii) quarterly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

Subadviser Compensation — The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreement were paid by the Adviser. The Trustees also relied on the ability of the Adviser to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. For the above reasons, the Board determined that the profitability of the Subadviser from its relationship with the Fund was not a material factor in its deliberations with respect to the consideration of the approval of the Subadvisory Agreement. For similar reasons, the Board concluded that the potential for economies of scale in the Subadviser's management of the Fund was not a material factor in considering the Subadvisory Agreement.

Subadvisory Fees and Fund Performance — The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Adviser and that, in turn, the Adviser pays a subadvisory fee to the Subadviser. As noted above, the Board considered the Fund's performance during the one-, three-, five-, and ten-year periods ended September 30, 2021, as compared to the Fund's peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board also considered the performance of the Subadviser. The Board noted the Adviser's experience and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser. The Board was mindful of the Adviser's focus on the Subadviser's performance. The Board also noted the Subadviser's performance record for similar accounts, as applicable.

Conclusions — The Board reached the following conclusions regarding the Subadvisory Agreement: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies; (ii) the Subadviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser and the Subadviser. Based on its conclusions, the Board determined that approval of the Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

36

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
www.vcm.com	(800) 235-8396

40053-0322

January 31, 2022

Semi Annual Report

USAA Value Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	14
Supplemental Information	22
Proxy Voting and Portfolio Holdings Information	22
Expense Examples	22
Advisory Contract Approval	23
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Value Fund	January 31, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks long-term growth of capital.

Top 10 Equity Holdings*:

January 31, 2022

(% of Net Assets)

Johnson & Johnson	2.3%
The Progressive Corp.	2.2%
Vistra Corp.	2.0%
UnitedHealth Group, Inc.	2.0%
Comerica, Inc.	2.0%
Exelon Corp.	1.7%
Willis Towers Watson PLC	1.6%
Keurig Dr Pepper, Inc.	1.6%
Global Payments, Inc.	1.6%
AbbVie, Inc.	1.5%

Sector Allocation*:

January 31, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Value Fund	Schedule of Portfolio Investments January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.5%)
Communication Services (5.1%):
Alphabet, Inc. Class A (a)	6,418	$17,367
AT&T, Inc.	233,667	5,958
Comcast Corp. Class A	127,427	6,370
DISH Network Corp. Class A (a)	62,169	1,952
Meta Platforms, Inc. Class A (a)	46,100	14,441
Omnicom Group, Inc.	78,472	5,914
Verizon Communications, Inc.	137,885	7,340
ViacomCBS, Inc. Class B	80,675	2,699
		62,041
Consumer Discretionary (6.1%):
AutoNation, Inc. (a)	25,027	2,728
Best Buy Co., Inc.	42,212	4,191
Dick's Sporting Goods, Inc. (b)	36,315	4,191
eBay, Inc.	27,040	1,624
Ford Motor Co.	185,839	3,773
General Motors Co. (a)	205,507	10,836
Gentex Corp.	59,489	1,868
Lennar Corp. Class A	54,525	5,240
LKQ Corp.	213,804	11,736
O'Reilly Automotive, Inc. (a)	2,917	1,901
PulteGroup, Inc.	106,974	5,637
Target Corp.	45,640	10,060
The Home Depot, Inc.	8,125	2,982
Tractor Supply Co.	10,345	2,258
Ulta Beauty, Inc. (a)	6,005	2,184
Yum! Brands, Inc.	29,389	3,679
		74,888
Consumer Staples (8.1%):
Altria Group, Inc.	118,867	6,048
Colgate-Palmolive Co.	45,469	3,749
General Mills, Inc.	70,359	4,832
Herbalife Nutrition Ltd. (a)	49,947	2,123
Keurig Dr Pepper, Inc.	516,092	19,586
Lamb Weston Holdings, Inc.	101,800	6,537
Mondelez International, Inc. Class A	201,200	13,486
Nu Skin Enterprises, Inc. Class A	34,892	1,681
Philip Morris International, Inc.	89,942	9,251
The Hershey Co.	14,456	2,849
The Kroger Co.	84,404	3,679
The Procter & Gamble Co.	66,949	10,742
Tyson Foods, Inc. Class A	38,695	3,517
U.S. Foods Holding Corp. (a)	83,700	2,951
Walmart, Inc.	50,868	7,112
		98,143
See notes to financial statements.

3

USAA Mutual Funds Trust USAA Value Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Energy (4.9%):
Chevron Corp.	57,442	$7,544
ConocoPhillips	64,077	5,679
Continental Resources, Inc. (b)	79,887	4,149
Coterra Energy, Inc.	117,711	2,578
Enterprise Products Partners LP	446,924	10,565
EOG Resources, Inc.	51,825	5,778
Exxon Mobil Corp.	18,792	1,427
Hess Corp.	96,100	8,869
Pioneer Natural Resources Co.	43,600	9,544
Valero Energy Corp.	36,500	3,028
		59,161
Financials (19.5%):
Aflac, Inc.	99,581	6,256
American Financial Group, Inc.	19,112	2,490
Ameriprise Financial, Inc.	13,315	4,052
Berkshire Hathaway, Inc. Class B (a)	9,005	2,819
Capital One Financial Corp.	26,911	3,949
Cboe Global Markets, Inc.	117,700	13,951
Citigroup, Inc.	97,796	6,368
Comerica, Inc.	256,500	23,798
Discover Financial Services	27,603	3,195
Evercore, Inc.	20,653	2,578
Everest Re Group Ltd.	7,556	2,141
Fifth Third Bancorp	106,271	4,743
First Horizon Corp.	381,552	6,528
Interactive Brokers Group, Inc.	148,800	10,147
JPMorgan Chase & Co.	74,360	11,050
KeyCorp	417,045	10,451
LPL Financial Holdings, Inc.	26,466	4,561
M&T Bank Corp.	27,482	4,655
MetLife, Inc.	49,857	3,343
MGIC Investment Corp.	325,334	4,939
OneMain Holdings, Inc.	45,937	2,373
Primerica, Inc.	24,633	3,802
Principal Financial Group, Inc.	74,420	5,437
Regions Financial Corp.	239,560	5,495
S&P Global, Inc.	8,434	3,502
Synchrony Financial	74,965	3,193
T. Rowe Price Group, Inc.	16,640	2,570
The Allstate Corp.	47,645	5,749
The Goldman Sachs Group, Inc.	12,517	4,439
The Progressive Corp.	247,577	26,902
U.S. Bancorp	276,852	16,110
Wells Fargo & Co.	111,908	6,021
Willis Towers Watson PLC	84,100	19,676
		237,283

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Value Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Health Care (17.7%):
AbbVie, Inc.	135,114	$18,496
Amgen, Inc.	26,120	5,933
Anthem, Inc.	7,669	3,382
Biogen, Inc. (a)	19,313	4,365
Bristol-Myers Squibb Co.	79,721	5,173
Cigna Corp.	77,556	17,874
CVS Health Corp.	41,645	4,436
Eli Lilly & Co.	11,326	2,779
Gilead Sciences, Inc.	58,999	4,052
HCA Healthcare, Inc.	12,662	3,040
Hologic, Inc. (a)	31,737	2,229
Humana, Inc.	44,300	17,388
IDEXX Laboratories, Inc. (a)	9,056	4,594
Jazz Pharmaceuticals PLC (a)	17,849	2,479
Johnson & Johnson	159,726	27,519
Laboratory Corp. of America Holdings (a)	11,503	3,121
McKesson Corp.	18,363	4,714
Medtronic PLC	157,759	16,326
Merck & Co., Inc.	117,717	9,592
Moderna, Inc. (a)	8,038	1,361
Pfizer, Inc.	129,724	6,835
Quest Diagnostics, Inc.	25,023	3,379
Regeneron Pharmaceuticals, Inc. (a)	5,549	3,377
Sotera Health Co. (a)	536,800	11,547
Thermo Fisher Scientific, Inc.	4,446	2,584
UnitedHealth Group, Inc.	50,735	23,976
Universal Health Services, Inc. Class B	24,354	3,167
Zoetis, Inc.	10,775	2,153
		215,871
Industrials (11.7%):
3M Co.	49,786	8,266
CACI International, Inc. Class A (a)	14,148	3,501
Caterpillar, Inc.	9,055	1,825
Cintas Corp.	10,828	4,240
Cummins, Inc.	23,655	5,225
Eaton Corp. PLC	32,411	5,135
Emerson Electric Co.	43,722	4,020
Fastenal Co.	91,998	5,214
Graco, Inc.	31,438	2,281
Honeywell International, Inc.	14,175	2,899
Huntington Ingalls Industries, Inc.	22,044	4,127
Johnson Controls International PLC	32,600	2,369
L3Harris Technologies, Inc.	25,200	5,274
Leidos Holdings, Inc.	129,983	11,627
Lockheed Martin Corp.	12,721	4,950
ManpowerGroup, Inc.	33,492	3,512
Masco Corp.	71,631	4,536
MasTec, Inc. (a)	33,204	2,860

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Value Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
MSC Industrial Direct Co., Inc.	66,485	$5,428
Otis Worldwide Corp.	39,784	3,399
PACCAR, Inc.	87,100	8,099
Parker-Hannifin Corp.	21,300	6,603
Raytheon Technologies Corp.	65,467	5,904
Robert Half International, Inc.	37,944	4,298
Sensata Technologies Holding PLC (a)	142,000	8,145
Union Pacific Corp.	54,262	13,270
United Parcel Service, Inc. Class B	13,398	2,709
W.W. Grainger, Inc.	5,896	2,919
		142,635
Information Technology (11.0%):
Amdocs Ltd.	30,285	2,298
Broadcom, Inc.	7,647	4,480
CDW Corp.	16,910	3,197
Cisco Systems, Inc.	194,250	10,814
Dell Technologies, Inc. Class C (a)	45,465	2,583
Euronet Worldwide, Inc. (a)	89,000	11,916
Fidelity National Information Services, Inc.	103,300	12,388
FleetCor Technologies, Inc. (a)	35,100	8,363
Fortinet, Inc. (a)	6,035	1,794
Global Payments, Inc.	129,200	19,364
HP, Inc.	160,050	5,879
Intel Corp.	156,439	7,637
International Business Machines Corp.	28,711	3,835
Lumentum Holdings, Inc. (a)	40,953	4,156
Micron Technology, Inc.	44,107	3,629
NetApp, Inc.	36,605	3,167
Oracle Corp.	33,091	2,686
Qorvo, Inc. (a)	30,410	4,175
Skyworks Solutions, Inc.	16,366	2,398
Texas Instruments, Inc.	25,653	4,604
The Western Union Co.	181,602	3,434
Ubiquiti, Inc.	8,776	2,545
VMware, Inc. Class A	26,195	3,366
Vontier Corp.	102,719	2,887
Zebra Technologies Corp. (a)	4,153	2,114
		133,709
Materials (4.6%):
Celanese Corp.	17,567	2,735
Dow, Inc.	50,037	2,989
Eastman Chemical Co.	28,210	3,355
Freeport-McMoRan, Inc.	105,500	3,927
International Paper Co.	59,905	2,890
Louisiana-Pacific Corp.	61,169	4,064
LyondellBasell Industries NV Class A	40,264	3,895
Nucor Corp.	20,735	2,103
PPG Industries, Inc.	59,140	9,238

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Value Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Reliance Steel & Aluminum Co.	33,565	$5,131
Sealed Air Corp.	236,829	16,085
		56,412
Real Estate (4.0%):
Alexandria Real Estate Equities, Inc.	13,419	2,614
AvalonBay Communities, Inc.	11,824	2,888
Brixmor Property Group, Inc.	231,017	5,859
Gaming and Leisure Properties, Inc.	63,205	2,856
Healthpeak Properties, Inc.	77,404	2,738
Host Hotels & Resorts, Inc. (a)	790,500	13,707
Orion Office REIT, Inc. (a)	22,689	377
Prologis, Inc.	54,387	8,529
Realty Income Corp.	36,593	2,540
Ventas, Inc.	54,737	2,902
VICI Properties, Inc. (b)	129,385	3,703
		48,713
Utilities (5.8%):
Evergy, Inc.	43,728	2,840
Exelon Corp.	349,241	20,238
FirstEnergy Corp.	168,460	7,069
NRG Energy, Inc.	99,048	3,955
PPL Corp.	132,334	3,928
The AES Corp.	156,628	3,474
UGI Corp.	125,387	5,686
Vistra Corp.	1,099,571	23,982
		71,172
Total Common Stocks (Cost $990,603)		1,200,028
Collateral for Securities Loaned (0.7%)^
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (c)	3,067,351	3,067
HSBC U.S. Government Money Market Fund, I Shares, 0.03% (c)	4,809,767	4,810
Total Collateral for Securities Loaned (Cost $7,877)		7,877
Total Investments (Cost $998,480) — 99.2%		1,207,905
Other assets in excess of liabilities — 0.8%		10,269
NET ASSETS — 100.00%		$1,218,174

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on January 31, 2022.

LP — Limited Partnership

PLC — Public Limited Company

REIT — Real Estate Investment Trust

See notes to financial statements.

7

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Value Fund
Assets:
Investments, at value (Cost $998,480)	$1,207,905	(a)
Cash	18,905
Receivables:
Interest and dividends	1,040
Capital shares issued	322
Investments sold	4,721
From Adviser	11
Prepaid expenses	17
Total Assets	1,232,921
Liabilities:
Payables:
Collateral received on loaned securities	7,877
Investments purchased	5,160
Capital shares redeemed	690
Accrued expenses and other payables:
Investment advisory fees	647
Administration fees	141
Custodian fees	8
Transfer agent fees	170
Compliance fees	1
Trustees' fees	1
12b-1 fees	—	(b)
Other accrued expenses	52
Total Liabilities	14,747
Net Assets:
Capital	988,316
Total accumulated earnings/(loss)	229,858
Net Assets	$1,218,174
Net Assets
Fund Shares	$824,279
Institutional Shares	393,800
Class A	95
Total	$1,218,174
Shares (unlimited number of shares authorized with no par value):
Fund Shares	44,937
Institutional Shares	21,466
Class A	5
Total	66,408
Net asset value, offering and redemption price per share: (c)
Fund Shares	$18.34
Institutional Shares	18.35
Class A	18.66
Maximum Sales Charge — Class A	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$19.80

(a)  Includes $7,808 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

8

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended January 31, 2022

(Amounts in Thousands)  (Unaudited)

	USAA Value Fund
Investment Income:
Dividends	$13,738
Interest	3
Securities lending (net of fees)	3
Total Income	13,744
Expenses:
Investment advisory fees	3,599
Administration fees — Fund Shares	628
Administration fees — Institutional Shares	168
Administration fees — Class A	—	(a)
Sub-Administration fees	28
12b-1 fees — Class A	—	(a)
Custodian fees	25
Transfer agent fees — Fund Shares	425
Transfer agent fees — Institutional Shares	168
Transfer agent fees — Class A	—	(a)
Trustees' fees	24
Compliance fees	4
Legal and audit fees	32
State registration and filing fees	28
Interfund lending fees	—	(a)
Other expenses	56
Recoupment of prior expenses waived/reimbursed by Adviser	48
Total Expenses	5,233
Expenses waived/reimbursed by Adviser	(11)
Net Expenses	5,222
Net Investment Income (Loss)	8,522
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	70,428
Net change in unrealized appreciation/depreciation on investment securities	(30,819)
Net realized/unrealized gains (losses) on investments	39,609
Change in net assets resulting from operations	$48,131

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

9

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Value Fund
	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021
From Investments:
Operations:
Net investment income (loss)	$8,522	$13,557
Net realized gains (losses) from investments	70,428	98,636
Net change in unrealized appreciation/depreciation on investments	(30,819)	231,402
Change in net assets resulting from operations	48,131	343,595
Distributions to Shareholders:
Fund Shares	(48,312)	(11,994)
Institutional Shares	(23,853)	(4,219)
Class A	(6)	(98)
Change in net assets resulting from distributions to shareholders	(72,171)	(16,311)
Change in net assets resulting from capital transactions	135,484	(153,593)
Change in net assets	111,444	173,691
Net Assets:
Beginning of period	1,106,730	933,039
End of period	$1,218,174	$1,106,730

(continues on next page)

See notes to financial statements.

10

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Value Fund
	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021
Capital Transactions:
Fund Shares
Proceeds from shares issued	$24,755	$54,246
Distributions reinvested	47,728	11,845
Cost of shares redeemed	(68,651)	(188,167)
Total Fund Shares	$3,832	$(122,076)
Institutional Shares
Proceeds from shares issued	$132,850	$8,135
Distributions reinvested	23,841	4,219
Cost of shares redeemed	(24,998)	(35,937)
Total Institutional Shares	$131,693	$(23,583)
Class A
Proceeds from shares issued	$11	$30
Distributions reinvested	4	1
Cost of shares redeemed	(56)	(7,965)
Total Class A	$(41)	$(7,934)
Change in net assets resulting from capital transactions	$135,484	$(153,593)
Share Transactions:
Fund Shares
Issued	1,318	3,277
Reinvested	2,599	770
Redeemed	(3,655)	(11,798)
Total Fund Shares	262	(7,751)
Institutional Shares
Issued	6,854	523
Reinvested	1,297	274
Redeemed	(1,334)	(2,041)
Total Institutional Shares	6,817	(1,244)
Class A
Issued	1	2
Reinvested	— (a)	— (a)
Redeemed	(3)	(442)
Total Class A	(2)	(440)
Change in Shares	7,077	(9,435)

(a)  Rounds to less than 1,000 shares.

See notes to financial statements.

11

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Value Fund
Fund Shares
Six Months Ended January 31, 2022 (Unaudited):	$18.65	0.14	(d)	0.66	0.80	(0.23)	(0.88)
Year Ended July 31: 2021	$13.57	0.21	(d)	5.12	5.33	(0.19)	(0.06)
2020	$19.32	0.26	(d)	(1.39)	(1.13)	(0.21)	(4.41)
2019	$22.01	0.25		(0.54)	(0.29)	(0.24)	(2.16)
2018	$21.55	0.21		1.84	2.05	(0.21)	(1.38)
2017	$19.41	0.27		2.74	3.01	(0.29)	(0.58)
Institutional Shares
Six Months Ended January 31, 2022 (Unaudited):	$18.67	0.14	(d)	0.67	0.81	(0.25)	(0.88)
Year Ended July 31: 2021	$13.58	0.22	(d)	5.13	5.35	(0.20)	(0.06)
2020	$19.33	0.27	(d)	(1.39)	(1.12)	(0.22)	(4.41)
2019	$22.00	0.28	(d)	(0.55)	(0.27)	(0.24)	(2.16)
2018	$21.54	0.23		1.84	2.07	(0.23)	(1.38)
2017	$19.40	0.30		2.73	3.03	(0.31)	(0.58)
Class A
Six Months Ended January 31, 2022 (Unaudited):	$18.59	0.27	(d)	0.68	0.95	—	(0.88)
Year Ended July 31: 2021	$13.48	0.16	(d)	5.17	5.33	(0.16)	(0.06)
2020	$19.24	0.23	(d)	(1.39)	(1.16)	(0.19)	(4.41)
2019	$21.91	0.20		(0.55)	(0.35)	(0.16)	(2.16)
2018	$21.46	0.15		1.83	1.98	(0.15)	(1.38)
2017	$19.32	0.23		2.72	2.95	(0.23)	(0.58)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

**  For the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

†  Does not include acquired fund fees, if any.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

See notes to financial statements.

12

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets					Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)*(a)	Net Expenses**^†(b)		Net Investment Income (Loss)(b)	Gross Expenses†(b)		Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Value Fund
Fund Shares
Six Months Ended January 31, 2022 (Unaudited):	(1.11)	$18.34	4.36%	0.91%		1.43%	0.91%		$824,279	31%
Year Ended July 31: 2021	(0.25)	$18.65	39.66%	0.92%		1.29%	0.92%		$833,149	55%
2020	(4.62)	$13.57	(9.43)%	0.96%		1.69%	0.97%		$711,182	74%
2019	(2.40)	$19.32	(0.11)%	0.96%		1.35%	0.96%		$940,515	108	%(e)
2018	(1.59)	$22.01	9.69%	0.99%		1.10%	0.99%		$1,007,712	29%
2017	(0.87)	$21.55	15.72%	1.08	%(f)	1.37%	1.08	%(f)	$936,630	27%
Institutional Shares
Six Months Ended January 31, 2022 (Unaudited):	(1.13)	$18.35	4.41%	0.85%		1.50%	0.85%		$393,800	31%
Year Ended July 31: 2021	(0.26)	$18.67	39.83%	0.84%		1.36%	0.85%		$273,446	55%
2020	(4.63)	$13.58	(9.40)%	0.88%		1.75%	0.89%		$215,830	74%
2019	(2.40)	$19.33	(0.02)%	0.88%		1.42%	0.88%		$222,701	108	%(e)
2018	(1.61)	$22.00	9.79%	0.91%		1.18%	0.91%		$640,281	29%
2017	(0.89)	$21.54	15.86%	0.98	%(f)	1.48%	0.98	%(f)	$591,384	27%
Class A
Six Months Ended January 31, 2022 (Unaudited):	(0.88)	$18.66	5.13%	(0.48	)%(g)	2.85%	13.41	%(h)	$95	31%
Year Ended July 31: 2021	(0.22)	$18.59	39.88%	1.21%		1.02%	1.65%		$135	55%
2020	(4.60)	$13.48	(9.66)%	1.21%		1.45%	1.21%		$6,027	74%
2019	(2.32)	$19.24	(0.44)%	1.27	%(i)	1.03%	1.31%		$8,613	108	%(e)
2018	(1.53)	$21.91	9.41%	1.30%		0.79%	1.30%		$9,807	29%
2017	(0.81)	$21.46	15.46%	1.33	%(f)(j)	1.13%	1.38	%(f)	$9,626	27%

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects increased trading activity due to current year transition or asset allocation shift.

(f)  Reflects total annual operating expenses of the shares before reductions of any expenses paid indirectly. The expenses paid indirectly decreased the expense ratio by less than 0.01%.

(g)  For the period ended January 31, 2022, the Class A net expense ratio includes the impact of the performance fee adjustment. If the performance fee adjustment of (1.75)% was not applied to the Class A net expense ratio, the Class A net expense ratio would have been 1.27%.

(h)  The class specific expenses have significantly impacted the gross expense ratio due to fluctuations in Class A net assets.

(i)  Prior to December 1, 2018, USAA Asset Management Company ("AMCO") (previous Investment Adviser) voluntarily agreed to limit the annual expenses of Class A to 1.30% of the Class A average daily net assets.

(j)  Effective December 1, 2016, AMCO voluntarily agreed to limit the annual expenses of Class A to 1.30% of the Class A average daily net assets.

See notes to financial statements.

13

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2022

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Value Fund (the "Fund"). The Fund offers three classes of shares: Fund Shares, Institutional Shares, and Class A. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

14

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

Portfolio securities listed or traded on securities exchanges are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of January 31, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,200,028	$—	$—	$1,200,028
Collateral for Securities Loaned	7,877	—	—	7,877
Total	$1,207,905	$—	$—	$1,207,905

For the six months ended January 31, 2022, there were no transfers in or out of Level 3 in the fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

15

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of January 31, 2022.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$7,808	$—	$7,877

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31.

For the six months ended January 31, 2022, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended January 31, 2022, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$417,652	$353,470

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA Mutual Funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at www.vcm.com. As of January 31, 2022, certain fund-of-funds owned total outstanding shares of the Fund as follows:

Affiliated USAA Mutual Funds	Ownership %
USAA Cornerstone Conservative Fund	0.2
USAA Cornerstone Equity Fund	0.9

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.65% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended January 31, 2022, are reflected on the Statement of Operations as Investment advisory fees.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the prior investment adviser to the Fund announced that AMCO would be acquired by Victory Capital Holdings Inc. (the "Transaction"). A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and VCM. The Transaction closed on July 1, 2019, and effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and no performance adjustments were made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter is utilized in calculating future performance adjustments.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing each class' performance to that of the Lipper Multi-Cap Value Funds Index. The Lipper Multi-Cap Value Funds Index tracks the total return performance of the largest funds within the Lipper Multi-Cap Value Funds category.

17

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Multi-Cap Value Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period August 1, 2021, to January 31, 2022, performance adjustments were $(164), $(50), and $(1) for Fund Shares, Institutional Shares, and Class A, in thousands, respectively. Performance adjustments were (0.04)%, (0.03)%, and (1.75)% for Fund Shares, Institutional Shares, and Class A, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended January 31, 2022, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, of the Institutional Shares, and of the Class A, respectively. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended January 31, 2022, are reflected on the Statement of Operations as Transfer agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended January 31, 2022, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended January 31, 2022, the Distributor did not receive any commissions.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of January 31, 2022, the expense limits (excluding voluntary waivers) were 0.96%, 0.88%, and 1.27% for Fund Shares, Institutional Shares, and Class A, respectively.

Under the terms of the expense limitation agreement, as amended May 1, 2021, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Adviser

19

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

was permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of January 31, 2022, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at January 31, 2022.

Expires 2023	Expires 2024	Expires 2025	Total
$30	$32	$11	$73

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended January 31, 2022.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Investment Style Risk — The Fund uses a value-oriented investment strategy to select investments. The strategy may be out of favor or may not produce the intended results over short or longer time periods. The strategy may, at times, substantially underperform funds that utilize other investment strategies, such as growth.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk — The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic and political conditions and other factors. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.

7. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 28, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount.

20

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended January 31, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one-month London Interbank Offered Rate ("LIBOR") plus one percent, with LIBOR to be replaced by a different benchmark rate in accordance with the terms of the agreement) on amounts borrowed. Prior to June 28, 2021, the Victory Funds Complex paid an annual commitment fee of 0.15% and an upfront fee of 0.10%. Each fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended January 31, 2022.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees.

The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended January 31, 2022, were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at January 31, 2022	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$3,136	2	0.58%	$4,607

*  For the six months ended January 31, 2022, based on the number of days borrowings were outstanding.

8. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending July 31, 2022.

As of July 31, 2021, the Fund had no capital loss carryforwards for federal income tax purposes.

21

USAA Mutual Funds Trust	Supplemental Information January 31, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2021, through January 31, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/21	Actual Ending Account Value 1/31/22	Hypothetical Ending Account Value 1/31/22	Actual Expenses Paid During Period 8/1/21- 1/31/22*	Hypothetical Expenses Paid During Period 8/1/21- 1/31/22*	Annualized Expense Ratio During Period 8/1/21- 1/31/22
Fund Shares	$1,000.00	$1,043.60	$1,020.62	$4.69	$4.63	0.91%
Institutional Shares	1,000.00	1,044.10	1,020.92	4.38	4.33	0.85%
Class A**	1,000.00	1,051.30	1,018.80	6.57	6.46	1.27%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  The expense ratio for the six-month period could potentially change due to performance fee adjustments.

22

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2022

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement

USAA Value Fund (the "Fund")

At a meeting of the Board of Trustees (the "Board") of USAA Mutual Funds Trust (the "Trust") held on December 9-10, 2021, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Victory Capital Management Inc. (the "Adviser") with respect to the Fund. Prior to the December 9-10, 2021 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 19, 2021.

In advance of the foregoing meetings, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board's conclusions may be based, in part, on its consideration of these same arrangements in prior years.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Adviser under the Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board also took into account its knowledge of the Adviser's management and the quality of the performance of the Adviser's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, shareholder

23

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2022

  (Unaudited)

services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund's compliance programs, (ii) risk management programs, (iii) liquidity risk management programs, and (iv) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Adviser's management style and the performance of the Adviser's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Adviser's process for monitoring "best execution," also was considered. The Adviser's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Adviser's risk management processes. The Board considered the Adviser's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the "expense group") and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's net management fee rate — which includes advisory and administrative services and the effects of any performance adjustment1, as well as any fee waivers and reimbursements — was below the median of its expense group and above the median of its expense universe. The data indicated that the Fund's total expenses, including after any reimbursements, were below the medians of its expense group and expense universe. The Board also took into account the Adviser's current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates and noted the high quality of services received by the Fund.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was below the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended September 30, 2021. The Board took into account management's discussion of the Fund's performance, including the reasons for the Fund's underperformance for the three-year period ended September 30, 2021.

1  The Adviser previously agreed that no performance adjustment (positive or negative) would be made to the amount payable to the Adviser from July 1, 2019, through June 30, 2020.

24

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2022

  (Unaudited)

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser's relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.

Economies of Scale — The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board also considered the effect of the change in size, if any, of each of the Fund's classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices and the Adviser is appropriately monitoring the Fund's performance; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

25

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
www.vcm.com	(800) 235-8396

40847-0322

January 31, 2022

Semi Annual Report

USAA Income Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	34
Statement of Operations	35
Statements of Changes in Net Assets	36
Financial Highlights	38
Notes to Financial Statements	42
Supplemental Information	54
Proxy Voting and Portfolio Holdings Information	54
Expense Examples	54
Advisory Contract Approval	55
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Income Fund	January 31, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks maximum current income without undue risk to principal.

Asset Allocation*:

January 31, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (6.2%)
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24 @ 100 (a)	$8,500	$8,197
American Credit Acceptance Receivables Trust, Series 2022-1, Class C, 2.12%, 3/13/28, Callable 9/13/25 @ 100 (a)	3,500	3,496
American Credit Acceptance Receivables Trust, Series 2022-1, Class B, 1.68%, 9/14/26, Callable 9/13/25 @ 100 (a)	2,500	2,494
AmeriCredit Automobile Receivables Trust, Series 2017-4, Class C, 2.60%, 9/18/23, Callable 6/18/22 @ 100	966	967
AmeriCredit Automobile Receivables Trust, Series 2017-4, Class D, 3.08%, 12/18/23, Callable 6/18/22 @ 100	1,921	1,936
AmeriCredit Automobile Receivables Trust, Series 2018-2, Class C, 3.59%, 6/18/24, Callable 1/18/23 @ 100	4,000	4,049
Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class B, 4.27%, 3/20/25, Callable 4/20/24 @ 100 (a)	5,250	5,469
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class B, 3.55%, 9/22/25, Callable 10/20/24 @ 100 (a)	7,500	7,742
California Republic Auto Receivables Trust, Series 2018-1, Class D, 4.33%, 4/15/25, Callable 9/15/22 @ 100	2,300	2,344
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B, 3.63%, 1/19/24, Callable 4/19/22 @ 100 (a)	1,250	1,258
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class C, 4.07%, 3/19/25, Callable 4/19/22 @ 100 (a)	1,590	1,599
CarMax Auto Owner Trust, Series 2020-2, Class B, 2.90%, 8/15/25, Callable 11/15/23 @ 100	3,611	3,694
CarMax Auto Owner Trust, Series 2018-4, Class D, 4.15%, 4/15/25, Callable 11/15/22 @ 100	1,470	1,503
CarMax Auto Owner Trust, Series 2019-1, Class B, 3.45%, 11/15/24, Callable 2/15/23 @ 100	1,924	1,969
CarNow Auto Receivables Trust, Series 2021-1A, Class A, 0.97%, 10/15/24, Callable 9/15/23 @ 100 (a)	1,602	1,602
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80%, 9/11/28, Callable 5/10/27 @ 100	2,750	2,716
CCG Receivables Trust, Series 2020-1, Class C, 1.84%, 12/14/27, Callable 11/14/23 @ 100 (a)	2,000	1,998
CF Hippolyta LLC, Series 2021-1A, Class A1, 1.53%, 3/15/61, Callable 3/15/24 @ 100 (a)	2,894	2,806
Chesapeake Funding LLC, Series 2018-3A, Class C, 3.81%, 1/15/31, Callable 10/15/22 @ 100 (a)	6,000	6,110
CIT Education Loan Trust, Series 2007-1, Class B, 0.43% (LIBOR03M+30bps), 6/25/42, Callable 9/25/31 @ 100 (a) (b)	3,753	3,455
CNH Equipment Trust, Series 2020-A, Class B, 2.30%, 10/15/27, Callable 7/15/23 @ 100	1,100	1,114
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84%, 6/16/25, Callable 9/15/23 @ 100 (a)	720	722
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00%, 5/15/30, Callable 11/15/24 @ 100 (a)	2,327	2,295
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class B, 1.26%, 4/15/30, Callable 12/15/24 @ 100 (a)	5,885	5,758

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.39%, 4/16/29, Callable 1/15/24 @ 100 (a)	$4,118	$4,147
Crossroads Asset Trust, Series 2021-A, Class A2, 0.82%, 3/20/24, Callable 5/20/24 @ 100 (a)	1,174	1,172
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/49, Callable 9/20/25 @ 100 (a)	5,667	5,370
Diamond Issuer, Series 2021-1A, Class A, 2.31%, 11/20/51, Callable 11/20/25 @ 100 (a)	4,875	4,725
Encina Equipment Finance LLC, Series 2021-1A, Class A2, 0.74%, 12/15/26, Callable 1/15/24 @ 100 (a)	2,046	2,037
Exeter Automobile Receivables Trust, Series 2017-3A, Class D, 5.28%, 10/15/24, Callable 6/15/22 @ 100 (a)	8,000	8,121
Exeter Automobile Receivables Trust, Series 2020-2A, Class B, 2.08%, 7/15/24, Callable 11/15/23 @ 100 (a)	1,404	1,407
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71%, 3/17/25, Callable 8/15/23 @ 100 (a)	14,770	15,037
ExteNet LLC, Series 2019-1A, Class A2, 3.20%, 7/26/49, Callable 1/25/23 @ 100 (a)	5,625	5,683
First Investors Auto Owner Trust, Series 2019-2A, Class C, 2.71%, 12/15/25, Callable 7/15/23 @ 100 (a)	4,463	4,508
First Investors Auto Owner Trust, Series 2020-1A, Class B, 1.85%, 2/17/26, Callable 6/15/23 @ 100 (a)	3,880	3,888
First Investors Auto Owner Trust, Series 2018-2A, Class F, 7.31%, 9/15/25, Callable 1/15/23 @ 100 (a)	3,150	3,229
FirstKey Homes Trust, Series 2021-SFR2, Class B, 1.61%, 9/17/26 (a)	6,538	6,211
Flagship Credit Auto Trust, Series 2018-3, Class D, 4.15%, 12/16/24, Callable 8/15/23 @ 100 (a)	1,176	1,206
Flagship Credit Auto Trust, Series 2020-2, Class D, 5.75%, 4/15/26, Callable 10/15/23 @ 100 (a)	3,898	4,122
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04%, 8/15/31, Callable 2/15/25 @ 100 (a)	5,333	5,378
Ford Credit Auto Owner Trust, Series 2020-1, Class C, 2.54%, 8/15/31, Callable 2/15/25 @ 100 (a)	4,000	4,033
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class B, 0.87%, 1/15/26, Callable 11/15/24 @ 100 (a)	3,281	3,230
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class B, 2.43%, 11/15/24, Callable 12/15/23 @ 100 (a)	2,775	2,795
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class B, 0.78%, 11/17/25, Callable 12/15/25 @ 100 (a)	5,500	5,419
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class B, 2.54%, 8/18/25, Callable 10/16/23 @ 100	1,500	1,525
Golden Credit Card Trust, Series 2021-1A, Class C, 1.74%, 8/15/28 (a)	4,467	4,345
Golden Credit Card Trust, Series 2021-1A, Class B, 1.44%, 8/15/28 (a)	9,000	8,703
Hertz Vehicle Financing III LP, Series 2021-2A, Class C, 2.52%, 12/27/27 (a)	3,667	3,600
Hertz Vehicle Financing LLC, Series 2022-2A, Class C, 2.95%, 6/26/28, Callable 6/25/27 @ 100 (a)	3,500	3,493
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.05%, 12/26/25 (a)	2,000	1,968
HPEFS Equipment Trust, Series 2020-1A, Class B, 1.89%, 2/20/30, Callable 2/20/23 @ 100 (a)	3,846	3,865
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 8/20/22 @ 100 (a)	2,700	2,713

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
HPEFS Equipment Trust, Series 2022-1A, Class C, 1.96%, 5/21/29, Callable 6/20/25 @ 100 (a)	$1,000	$998
HPEFS Equipment Trust, Series 2021-2A, Class C, 0.88%, 9/20/28, Callable 7/20/24 @ 100 (a)	7,686	7,516
JPMorgan Chase Bank NA, Series 2021-3, Class C, 0.86%, 2/26/29, Callable 9/25/24 @ 100 (a)	4,286	4,246
JPMorgan Chase Bank NA, Series 2021-1, Class B, 0.88%, 9/25/28, Callable 9/25/24 @ 100 (a)	6,274	6,231
Master Credit Card Trust, Series 2021-1A, Class C, 1.06%, 11/21/25 (a)	4,500	4,397
Master Credit Card Trust, Series 2021-1A, Class B, 0.79%, 11/21/25 (a)	1,615	1,578
Master Credit Card Trust, Series 2020-1A, Class B, 2.27%, 9/23/24 (a)	834	843
Master Credit Card Trust, Series 2022-1A, Class C, 2.27%, 7/21/26 (a)	3,000	3,000
Master Credit Card Trust, Series 2022-2A, Class C, 2.73%, 7/21/28 (a)	2,344	2,344
MMAF Equipment Finance LLC, Series 2017-A, Class A5, 2.68%, 7/16/27, Callable 12/16/26 @ 100 (a)	1,901	1,913
MMAF Equipment Finance LLC, Series 2015-A, Class A5, 2.49%, 2/19/36, Callable 3/16/23 @ 100 (a)	280	280
MVW LLC, Series 2021-1WA, Class A, 1.14%, 1/22/41, Callable 2/20/27 @ 100 (a)	1,581	1,532
Navient Student Loan Trust, Series 2018-2A, Class B, 1.25% (LIBOR01M+115bps), 3/25/67, Callable 12/25/33 @ 100 (a) (b)	3,500	3,400
Navient Student Loan Trust, Series 2015-2, Class B, 1.59% (LIBOR01M+150bps), 8/25/50, Callable 4/25/30 @ 100 (b)	3,000	2,999
Nelnet Student Loan Trust, Series 2005-4, Class B, 0.41% (LIBOR03M+28bps), 9/22/35, Callable 3/22/28 @ 100 (b)	918	821
NP SPE II LLC, Series 2017-1A, Class A2, 4.22%, 10/21/47, Callable 4/20/23 @ 100 (a)	15,625	16,062
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49 (a)	8,286	7,787
OSCAR U.S. Funding Trust LLC, Series 2018-1A, Class A4, 3.50%, 5/12/25, Callable 3/10/22 @ 100 (a)	2,396	2,403
Progress Residential Trust, Series 2021-SFR6, Class B, 1.75%, 7/17/38, Callable 7/17/26 @ 100 (a)	3,938	3,774
Progress Residential Trust, Series 2021-SFR6, Class A, 1.52%, 7/17/38, Callable 7/17/26 @ 100 (a)	4,395	4,266
PSNH Funding LLC, Series 2018-1, Class A3, 3.81%, 2/1/35	15,545	17,273
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class D, 5.49%, 4/15/26, Callable 9/15/23 @ 100 (a)	1,500	1,582
Santander Retail Auto Lease Trust, Series 2021-C, Class B, 0.83%, 3/20/26, Callable 7/20/24 @ 100 (a)	3,500	3,432
SCF Equipment Leasing LLC, Series 2020-1A, Class A3, 1.19%, 10/20/27, Callable 3/20/23 @ 100 (a)	10,000	9,996
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 3/20/23 @ 100 (a)	3,824	3,833
SLM Student Loan Trust, Series 2007-1, Class B, 0.34% (LIBOR03M+22bps), 1/27/42, Callable 7/25/29 @ 100 (b)	5,768	5,434
SLM Student Loan Trust, Series 2007-7, Class B, 0.87% (LIBOR03M+75bps), 10/27/70, Callable 4/25/24 @ 100 (b)	5,740	5,390
SLM Student Loan Trust, Series 2003-14, Class B, 0.81% (LIBOR03M+55bps), 10/25/65, Callable 10/25/29 @ 100 (b)	1,357	1,293
SLM Student Loan Trust, Series 2006-9, Class B, 0.35% (LIBOR03M+23bps), 1/25/41, Callable 4/25/33 @ 100 (b)	4,122	3,895

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
SLM Student Loan Trust, Series 2012-6, Class B, 1.11% (LIBOR01M+100bps), 4/27/43, Callable 2/25/29 @ 100 (b)	$20,862	$20,284
SLM Student Loan Trust, Series 2005-9, Class B, 0.42% (LIBOR03M+30bps), 1/25/41, Callable 4/25/31 @ 100 (b)	1,245	1,172
SLM Student Loan Trust, Series 2006-10, Class B, 0.34% (LIBOR03M+22bps), 3/25/44, Callable 7/25/32 @ 100 (b)	1,656	1,554
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	10,417	10,716
Toyota Auto Loan Extended Note Trust, Series 2021-1A, Class A, 1.07%, 2/27/34, Callable 2/25/26 @ 100 (a) (c)	5,500	5,340
United Auto Credit Securitization Trust, Series 2019-1, Class E, 4.29%, 8/12/24 (a)	3,000	3,002
VB-S1 Issuer LLC, Series 2018-1A, Class C, 3.41%, 2/15/48, Callable 2/15/22 @ 100 (a)	7,850	7,844
VB-S1 Issuer LLC, Series 2020-1A, Class C2, 3.03%, 6/15/50, Callable 6/15/24 @ 100 (a)	1,400	1,417
Wepco Environmental Trust Finance I LLC, Series 2021-1, Class A, 1.58%, 12/15/35	8,687	8,574
Westlake Automobile Receivables Trust, Series 2021-2A, Class B, 0.62%, 7/15/26, Callable 8/15/24 @ 100 (a)	6,500	6,407
World Omni Auto Receivables Trust, Series 2018-D, Class C, 3.87%, 8/15/25, Callable 11/15/22 @ 100	4,000	4,089
Total Asset-Backed Securities (Cost $396,042)		396,140
Collateralized Mortgage Obligations (4.7%)
Aventura Mall Trust, Series 2018-AVM, Class D, 4.11%, 7/5/40 (a) (c)	4,000	3,958
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33, Callable 4/14/25 @ 100 (a)	9,027	9,255
BANK, Series 2017-BNK4, Class B, 4.00%, 5/15/50, Callable 3/15/27 @ 100	5,600	5,885
BANK, Series 2019-BN24, Class ASB, 2.93%, 11/15/62, Callable 3/15/29 @ 100	7,123	7,330
BPR Trust, Series 2021-TY, Class C, 1.81% (LIBOR01M+170bps), 9/23/23 (a) (b)	1,538	1,536
BPR Trust, Series 2021-TY, Class A, 1.16% (LIBOR01M+105bps), 9/23/23 (a) (b)	4,904	4,898
BX Commercial Mortgage Trust, Series 2019-XL, Class B, 1.19% (LIBOR01M+108bps), 10/15/36 (a) (b)	5,246	5,238
BX Commercial Mortgage Trust, Series 2020-VIV4, Class A, 2.84%, 12/30/30 (a)	1,875	1,872
BX Commercial Mortgage Trust, Series 2019-XL, Class D, 1.56% (LIBOR01M+145bps), 10/15/36 (a) (b)	1,275	1,274
BX Trust, Series 2019-OC11, Class A, 3.20%, 12/9/41 (a)	9,231	9,500
BXP Trust, Series 2021-601L, Class C, 2.78%, 1/15/44 (a) (c)	6,500	6,091
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class ASB, 2.94%, 1/15/53, Callable 3/15/29 @ 100	6,000	6,176
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3, 3.36%, 7/10/47, Callable 6/10/24 @ 100	5,531	5,650
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class C, 4.68%, 1/10/36 (a)	8,100	8,364
Citigroup Commercial Mortgage Trust, Series 2020-555, Class A, 2.65%, 12/10/41 (a)	10,000	9,982
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class AS, 3.86%, 7/10/47, Callable 7/10/24 @ 100	4,000	4,151

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
COMM Mortgage Trust, Series 2015-PC1, Class B, 4.32%, 7/10/50, Callable 6/10/25 @ 100 (c)	$2,500	$2,606
COMM Mortgage Trust, Series 2012-CCRE1, Class XA, 1.87%, 5/15/45, Callable 5/15/22 @ 100 (c) (d)	16,907	1
COMM Mortgage Trust, Series 2012-CCRE3, Class AM, 3.42%, 10/15/45, Callable 10/15/22 @ 100 (a)	5,925	5,906
COMM Mortgage Trust, Series 2015-PC1, Class AM, 4.29%, 7/10/50, Callable 5/10/25 @ 100 (c)	2,000	2,105
COMM Mortgage Trust, Series 2014-277P, Class A, 3.61%, 8/10/49, Callable 8/10/24 @ 100 (a) (c)	10,500	10,838
COMM Mortgage Trust, Series 2012-CCRE4, Class AM, 3.25%, 10/15/45, Callable 10/15/22 @ 100	8,600	8,605
COMM Mortgage Trust, Series 2012-CR4, Class XA, 1.69%, 10/15/45, Callable 8/15/22 @ 100 (c) (d)	53,021	338
COMM Mortgage Trust, Series 2015-LC23, Class AM, 4.16%, 10/10/48, Callable 10/10/25 @ 100 (c)	6,300	6,630
COMM Mortgage Trust, Series 2020-CX, Class A, 2.17%, 11/10/46, Callable 11/10/30 @ 100 (a)	3,500	3,361
CSMC Trust, Series 2020-West, Class A, 3.04%, 2/15/35, Callable 2/15/30 @ 100 (a)	2,500	2,542
DBJPM Mortgage Trust, Series 2016-SFC, Class B, 3.24%, 8/10/36, Callable 8/10/26 @ 100 (a)	2,500	2,523
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36, Callable 8/10/26 @ 100 (a)	4,750	4,741
Extended Stay America Trust, Series 2021-ESH, Class B, 1.49% (LIBOR01M+138bps), 7/15/38 (a) (b)	5,025	5,025
Federal Home Loan Mortgage Corp., Series K020, Class X1, 1.34%, 5/25/22, Callable 2/25/22 @ 100 (c) (d)	64,718	102
Federal Home Loan Mortgage Corp., Series K021, Class X1, 1.38%, 6/25/22, Callable 3/25/22 @ 100 (d)	58,063	167
FREMF Mortgage Trust, Series 2019-K99, Class B, 3.65%, 9/25/29, Callable 9/25/29 @ 100 (a) (c)	10,000	10,490
GS Mortgage Securities Corp., Series 2013-GC10, Class AS, 3.28%, 2/10/46, Callable 1/10/23 @ 100	5,000	5,055
GS Mortgage Securities Corp., Series 2013-GC10, Class B, 3.68%, 2/10/46, Callable 1/10/23 @ 100 (a)	10,000	10,122
GS Mortgage Securities Corp., Series 2005-ROCK, Class X1, 0.21%, 5/3/32 (a) (c) (d)	190,667	1,599
GS Mortgage Securities Corp. Trust, Series 2012-ALOH, Class A, 3.55%, 4/10/34 (a)	4,667	4,675
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 2.86%, 5/10/34 (a)	2,000	1,996
GS Mortgage Securities Trust, Series 2012-GCJ7, Class XA, 1.76%, 5/10/45, Callable 5/10/22 @ 100 (c) (d)	6,426	—	(e)
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45, Callable 5/10/22 @ 100 (f)	246	246
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.91%, 2/13/53, Callable 12/13/29 @ 100	4,231	4,352
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2021-2NU, Class B, 2.08%, 1/5/40 (a)	2,500	2,371

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class C, 5.69%, 11/15/43, Callable 2/15/22 @ 100 (a) (c)	$7,998	$7,967
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class AS, 4.44%, 2/15/47, Callable 2/15/24 @ 100 (c)	9,000	9,253
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CIBX, Class AS, 4.27%, 6/15/45, Callable 6/15/22 @ 100	11,745	11,793
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class B, 4.82%, 5/15/45, Callable 4/15/22 @ 100 (c)	10,697	10,728
Manhattan West, Series 2020-1MW, Class A, 2.13%, 9/10/40 (a)	8,000	7,896
Morgan Stanley Bank of America Merrill Lynch Trust, Series C9, Class AS, 3.46%, 5/15/46, Callable 4/15/23 @ 100	3,200	3,251
Morgan Stanley Capital Trust, Series 2012-C4, Class AS, 3.77%, 3/15/45, Callable 2/15/22 @ 100	661	661
Morgan Stanley Capital Trust, Series 2015-MS1, Class AS, 4.03%, 5/15/48, Callable 6/15/25 @ 100 (c)	7,000	7,285
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 7/15/41 (a)	5,200	5,195
SMRT, Series 2022-MINI, Class B, 1/15/24 (a) (g)	6,500	6,500
UBS Commercial Mortgage Trust, Series 2012-C1, Class B, 4.82%, 5/10/45, Callable 4/10/22 @ 100	15,000	15,101
UBS Commercial Mortgage Trust, Series 2012-C1, Class AS, 4.17%, 5/10/45, Callable 3/10/22 @ 100	3,435	3,445
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 1.99%, 5/10/45, Callable 3/10/22 @ 100 (a) (c) (d)	2,579	—	(e)
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class ASEC, 4.18%, 5/10/63, Callable 7/10/22 @ 100 (a)	2,313	2,335
VLS Commercial Mortgage Trust, Series 2020-LAB, Class A, 2.13%, 10/10/42 (a)	4,000	3,825
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class XA, 1.72%, 10/15/45, Callable 9/15/22 @ 100 (a) (c) (d)	21,497	84
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class AS, 3.35%, 5/15/45, Callable 4/15/23 @ 100	5,000	5,084
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class AS, 4.09%, 6/15/45, Callable 6/15/22 @ 100 (c)	10,000	10,014
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A5, 3.24%, 12/15/45, Callable 12/15/22 @ 100	5,000	5,005
Total Collateralized Mortgage Obligations (Cost $303,112)		302,978
Preferred Stocks (0.7%)
Consumer Staples (0.1%):
CHS, Inc., cumulative redeemable, Series 1, 7.88% (h)	200,000	5,500
Financials (0.0%): (i)
Citigroup Capital, 6.67% (LIBOR03M+637bps), 10/30/40 (b)	40,000	1,077
Real Estate (0.6%):
Equity Residential, cumulative redeemable, Series K, 8.29% (h)	111,611	6,695
Mid-America Apartment Communities, Inc., cumulative redeemable, Series I, 8.50% (h)	219,731	13,516
Prologis, Inc., cumulative redeemable, Series Q, 8.54% (h) (j)	284,623	18,233
		38,444
Total Preferred Stocks (Cost $35,008)		45,021

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Senior Secured Loans (0.1%)
CSC Holdings LLC, 2017 Term Loan, First Lien, 2.36% (LIBOR01M+225bps), 7/17/25 (b)	$2,344	$2,306
Terex International Financial Services Co., Incremental U.S. Term Loan, First Lien, 2.75% (LIBOR01M+200bps), 1/31/24 (b)	958	956
Total Senior Secured Loans (Cost $3,290)		3,262
Corporate Bonds (45.3%)
Communication Services (2.3%):
AT&T, Inc.
4.50%, 5/15/35, Callable 11/15/34 @ 100	5,000	5,552
3.10%, 2/1/43, Callable 8/1/42 @ 100	10,000	9,157
CBS Corp., 4.20%, 6/1/29, Callable 3/1/29 @ 100	3,000	3,238
CenturyLink, Inc.
5.80%, 3/15/22	10,000	10,026
6.75%, 12/1/23	2,000	2,123
Charter Communications Operating LLC, 6.38%, 10/23/35, Callable 4/23/35 @ 100	5,000	6,124
Charter Communications Operating LLC/Charter Communications Operating Capital 2.30%, 2/1/32, Callable 11/1/31 @ 100 (f)	2,500	2,251
3.50%, 6/1/41, Callable 12/1/40 @ 100	10,000	8,997
Comcast Corp., 3.90%, 3/1/38, Callable 9/1/37 @ 100	15,000	16,118
CSC Holdings LLC, 5.50%, 4/15/27, Callable 4/15/22 @ 102.75 (a)	3,000	3,066
Discovery Communications LLC, 3.95%, 3/20/28, Callable 12/20/27 @ 100	10,000	10,546
Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100	7,600	8,395
T-Mobile USA, Inc. 4.75%, 2/1/28, Callable 2/1/23 @ 102.38	2,857	2,954
3.88%, 4/15/30, Callable 1/15/30 @ 100	15,000	15,755
2.55%, 2/15/31, Callable 11/15/30 @ 100	10,000	9,523
Verizon Communications, Inc. 2.10%, 3/22/28, Callable 1/22/28 @ 100	3,500	3,416
1.75%, 1/20/31, Callable 10/20/30 @ 100	8,000	7,298
4.40%, 11/1/34, Callable 5/1/34 @ 100	5,000	5,606
4.13%, 8/15/46	5,000	5,457
2.88%, 11/20/50, Callable 5/20/50 @ 100	3,000	2,675
ViacomCBS, Inc., 3.38%, 2/15/28, Callable 11/15/27 @ 100	7,000	7,273
		145,550
Consumer Discretionary (2.6%):
Amazon.com, Inc., 3.88%, 8/22/37, Callable 2/22/37 @ 100	9,000	10,054
AutoNation, Inc. 4.75%, 6/1/30, Callable 3/1/30 @ 100	7,000	7,769
2.40%, 8/1/31, Callable 5/1/31 @ 100	3,750	3,497
Brunswick Corp., 2.40%, 8/18/31, Callable 5/18/31 @ 100	6,500	6,039
Daimler Trucks Finance North America LLC, 2.38%, 12/14/28 (a)	5,600	5,454
Genting New York LLC/GENNY Capital, Inc., 3.30%, 2/15/26, Callable 1/15/26 @ 100 (a)	5,245	5,079
Genuine Parts Co., 2.75%, 2/1/32, Callable 11/1/31 @ 100	3,833	3,732

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Hasbro, Inc., 3.55%, 11/19/26, Callable 9/19/26 @ 100	$10,000	$10,470
Kohl's Corp., 3.38%, 5/1/31, Callable 2/1/31 @ 100 (k)	8,000	7,881
Marriott International, Inc. 5.75%, 5/1/25, Callable 4/1/25 @ 100 (f)	194	215
4.63%, 6/15/30, Callable 3/15/30 @ 100	2,333	2,555
2.85%, 4/15/31, Callable 1/15/31 @ 100 (f)	8,000	7,726
Mattel, Inc., 3.38%, 4/1/26, Callable 4/1/23 @ 101.69 (a)	500	500
Murphy Oil USA, Inc. 4.75%, 9/15/29, Callable 9/15/24 @ 102.38	2,000	2,038
3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (a)	1,332	1,254
Nordstrom, Inc. 4.38%, 4/1/30, Callable 1/1/30 @ 100 (k)	2,000	1,876
4.25%, 8/1/31, Callable 5/1/31 @ 100 (k)	4,250	3,931
Novant Health, Inc., 2.64%, 11/1/36, Callable 8/1/36 @ 100	13,000	12,544
O'Reilly Automotive, Inc., 4.20%, 4/1/30, Callable 1/1/30 @ 100	5,000	5,486
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100 (a)	5,367	5,137
Smithsonian Institution 1.51%, 9/1/26	1,250	1,219
1.61%, 9/1/27	1,150	1,113
2.65%, 9/1/39	2,000	1,954
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100 (a)	8,000	7,918
Stellantis Finance U.S., Inc., 2.69%, 9/15/31, Callable 6/15/31 @ 100 (a)	13,800	13,078
The Art Institute of Chicago, 3.23%, 3/1/22	2,750	2,754
Tufts University, 3.10%, 8/15/51, Callable 2/15/51 @ 100	9,500	9,701
University of Notre Dame du Lac, 3.44%, 2/15/45	5,000	5,565
Vanderbilt University Medical Center, 4.17%, 7/1/37, Callable 1/1/37 @ 100	1,000	1,045
VF Corp., 2.95%, 4/23/30, Callable 1/23/30 @ 100	8,000	8,077
Volkswagen Group of America Finance LLC, 3.20%, 9/26/26 (a)	6,000	6,210
YMCA of Greater New York, 2.30%, 8/1/26, Callable 5/1/26 @ 100	1,300	1,290
		163,161
Consumer Staples (2.3%):
Altria Group, Inc., 2.45%, 2/4/32, Callable 11/4/31 @ 100 (f)	6,500	5,908
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	20,000	22,983
Anheuser-Busch InBev Worldwide, Inc., 4.38%, 4/15/38, Callable 10/15/37 @ 100	6,500	7,210
BAT Capital Corp., 4.39%, 8/15/37, Callable 2/15/37 @ 100	15,000	15,165
Bunge Ltd. Finance Corp., 2.75%, 5/14/31, Callable 2/14/31 @ 100	12,000	11,678
Cargill, Inc., 2.13%, 11/10/31, Callable 8/10/31 @ 100 (a)	6,000	5,731
Church & Dwight Co., Inc., 2.30%, 12/15/31, Callable 9/15/31 @ 100	3,750	3,650
Constellation Brands, Inc., 2.25%, 8/1/31, Callable 5/1/31 @ 100	13,645	12,898
General Mills, Inc., 4.55%, 4/17/38, Callable 10/17/37 @ 100	4,667	5,327
JBS Finance Luxembourg Sarl, 2.50%, 1/15/27, Callable 12/15/26 @ 100 (a) (k)	6,500	6,319
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance, Inc., 3.00%, 2/2/29, Callable 12/2/28 @ 100 (a)	3,250	3,184
Keurig Dr Pepper, Inc. 4.60%, 5/25/28, Callable 2/25/28 @ 100	4,143	4,587
4.99%, 5/25/38, Callable 11/25/37 @ 100	4,667	5,527
Kraft Heinz Foods Co., 3.75%, 4/1/30, Callable 1/1/30 @ 100	6,000	6,198
See notes to financial statements.

10

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
McCormick & Co., Inc. 2.50%, 4/15/30, Callable 1/15/30 @ 100	$5,000	$4,905
1.85%, 2/15/31, Callable 11/15/30 @ 100	2,000	1,852
SC Johnson & Son, Inc., 4.35%, 9/30/44, Callable 3/30/44 @ 100 (a)	7,000	8,109
Smithfield Foods, Inc., 4.25%, 2/1/27, Callable 11/1/26 @ 100 (a)	5,000	5,280
Sysco Corp., 2.45%, 12/14/31, Callable 9/14/31 @ 100	8,000	7,744
		144,255
Energy (4.4%):
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 2.06%, 12/15/26, Callable 11/15/26 @ 100	5,688	5,623
Boardwalk Pipelines LP 4.95%, 12/15/24, Callable 9/15/24 @ 100	5,000	5,337
4.45%, 7/15/27, Callable 4/15/27 @ 100	10,000	10,728
Buckeye Partners LP, 5.60%, 10/15/44, Callable 4/15/44 @ 100	10,000	8,989
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100 (a)	17,364	17,442
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39, Callable 7/4/39 @ 100 (a)	8,667	8,088
Columbia Pipeline Group, Inc., 4.50%, 6/1/25, Callable 3/1/25 @ 100	7,500	8,059
ConocoPhillips Co., 4.15%, 11/15/34, Callable 5/15/34 @ 100	7,500	8,205
DCP Midstream Operating LP, 5.85% (LIBOR03M+385bps), 5/21/43, Callable 5/21/23 @ 100 (a) (b)	10,000	9,530
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100	6,000	6,283
Energy Transfer Operating LP 4.75%, 1/15/26, Callable 10/15/25 @ 100	5,000	5,373
3.15% (LIBOR03M+302bps), 11/1/66, Callable 3/14/22 @ 100 (b)	8,510	6,823
Enterprise TE Partners LP, 2.90% (LIBOR03M+278bps), 6/1/67, Callable 3/14/22 @ 100 (b)	3,000	2,430
EOG Resources, Inc., 3.90%, 4/1/35, Callable 10/1/34 @ 100	5,000	5,511
EQM Midstream Partners LP, 4.00%, 8/1/24, Callable 5/1/24 @ 100	3,437	3,429
EQT Corp., 7.50%, 2/1/30, Callable 11/1/29 @ 100	6,594	7,848
EQT Midstream Partners LP, 4.13%, 12/1/26, Callable 9/1/26 @ 100	8,000	7,916
Exxon Mobil Corp., 2.61%, 10/15/30, Callable 7/15/30 @ 100	8,500	8,558
Florida Gas Transmission Co. LLC, 2.55%, 7/1/30, Callable 4/1/30 @ 100 (a)	6,500	6,289
Gray Oak Pipeline LLC, 3.45%, 10/15/27, Callable 8/15/27 @ 100 (a)	5,333	5,463
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25%, 11/1/28, Callable 11/1/23 @ 103.13 (a)	4,000	4,150
6.00%, 2/1/31, Callable 2/1/26 @ 103 (a)	3,569	3,643
HollyFrontier Corp., 4.50%, 10/1/30, Callable 7/1/30 @ 100	12,000	12,596
Marathon Petroleum Corp., 4.75%, 9/15/44, Callable 3/15/44 @ 100	5,000	5,519
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100 (a) (f)	16,500	17,500
Murphy Oil Corp. 5.75%, 8/15/25, Callable 3/14/22 @ 102.88	5,000	5,089
6.38%, 7/15/28, Callable 7/15/24 @ 103.19	100	103
Northwest Pipeline LLC, 4.00%, 4/1/27, Callable 1/1/27 @ 100	5,067	5,392
Occidental Petroleum Corp. 3.40%, 4/15/26, Callable 1/15/26 @ 100	5,000	4,939
4.40%, 8/15/49, Callable 2/15/49 @ 100	5,000	4,725
Phillips 66, 4.65%, 11/15/34, Callable 5/15/34 @ 100	5,000	5,691
Pioneer Natural Resources Co., 1.90%, 8/15/30, Callable 5/15/30 @ 100	5,000	4,608
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29, Callable 9/15/29 @ 100	13,750	13,889

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Rockies Express Pipeline LLC 4.95%, 7/15/29, Callable 4/15/29 @ 100 (a)	$6,500	$6,575
4.80%, 5/15/30, Callable 2/15/30 @ 100 (a)	3,000	2,989
Sabal Trail Transmission LLC, 4.68%, 5/1/38, Callable 11/1/37 @ 100 (a)	5,000	5,721
Schlumberger Holdings Corp. 4.00%, 12/21/25, Callable 9/21/25 @ 100 (a)	961	1,020
3.90%, 5/17/28, Callable 2/17/28 @ 100 (a)	14,669	15,505
Southwestern Energy Co., 6.20%, 1/23/25, Callable 10/23/24 @ 100	2,000	2,115
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75	5,000	5,304
TransCanada PipeLines Ltd., 2.33% (LIBOR03M+221bps), 5/15/67, Callable 3/14/22 @ 100 (b) (k)	10,124	8,648
		283,645
Financials (13.1%):
Alexander Funding Trust, 1.84%, 11/15/23 (a)	6,000	5,974
American Honda Finance Corp., 1.30%, 9/9/26	5,000	4,841
American International Group, Inc., 3.88%, 1/15/35, Callable 7/15/34 @ 100	10,000	10,704
AmSouth Bancorp, 6.75%, 11/1/25	5,000	5,741
AmTrust Financial Services, Inc., 6.13%, 8/15/23	10,000	10,068
Assurant, Inc., 4.90%, 3/27/28, Callable 12/27/27 @ 100 (k)	5,000	5,576
Athene Global Funding, 2.45%, 8/20/27 (a)	5,000	4,969
Athene Holding Ltd., 3.50%, 1/15/31, Callable 10/15/30 @ 100	9,000	9,121
AXA Equitable Holdings, Inc., 4.35%, 4/20/28, Callable 1/20/28 @ 100	5,000	5,439
Banc of California, Inc., 5.25%, 4/15/25, Callable 1/15/25 @ 100	15,000	15,579
Bank of America Corp. 4.20%, 8/26/24, MTN (f)	10,000	10,554
3.95%, 4/21/25, MTN	5,000	5,257
1.53% (SOFR+65bps), 12/6/25, Callable 12/6/24 @ 100, MTN (b)	4,500	4,427
3.42% (LIBOR03M+104bps), 12/20/28, Callable 12/20/27 @ 100 (b)	4,383	4,556
BankUnited, Inc., 4.88%, 11/17/25, Callable 8/17/25 @ 100	10,000	10,832
Blackstone Private Credit Fund, 2.63%, 12/15/26, Callable 11/15/26 @ 100 (a)	10,248	9,732
BMW U.S. Capital LLC, 4.15%, 4/9/30, Callable 1/9/30 @ 100 (a)	7,000	7,749
BOKF Merger Corp., 5.63% (LIBOR03M+317bps), 6/25/30, Callable 6/25/25 @ 100 (b)	8,000	8,908
Cadence Bancorp, 4.75% (LIBOR03M+303bps), 6/30/29, Callable 6/30/24 @ 100 (b)	8,583	8,962
Cadence Bank, 4.13% (LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (b)	6,000	6,138
Capital One Financial Corp., 3.75%, 3/9/27, Callable 2/9/27 @ 100	7,500	7,943
CIT Group, Inc. 5.25%, 3/7/25	5,000	5,461
4.13% (H15T5Y+237bps), 11/13/29, Callable 11/13/24 @ 100 (b)	14,000	14,650
Citigroup, Inc. 4.40%, 6/10/25	10,000	10,654
3.67% (LIBOR03M+139bps), 7/24/28, Callable 7/24/27 @ 100 (b)	10,000	10,516
Citizens Financial Group, Inc., 2.64%, 9/30/32, Callable 7/2/32 @ 100	5,500	5,242
Compeer Financial FLCA/Compeer Financial PCA, 3.38% (SOFR+197bps), 6/1/36, Callable 6/1/31 @ 100 (a) (b)	5,544	5,315
Credit Acceptance Corp., 6.63%, 3/15/26, Callable 3/15/22 @ 103.31 (k)	4,875	5,025
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100 (f)	3,500	3,801

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Cullen/Frost Capital Trust II, 1.67% (LIBOR03M+155bps), 3/1/34, Callable 3/14/22 @ 100 (b)	$10,000	$9,649
Dime Community Bancshares, Inc., 4.50% (LIBOR03M+266bps), 6/15/27, Callable 6/15/22 @ 100 (b) (k)	3,750	3,779
F&G Global Funding, 2.00%, 9/20/28 (a)	10,250	9,756
Fifth Third Bank, 3.85%, 3/15/26, Callable 2/15/26 @ 100	5,000	5,297
First American Financial Corp., 2.40%, 8/15/31, Callable 5/15/31 @ 100	7,225	6,845
First Citizens BancShares, Inc., 3.37% (SOFR+247bps), 3/15/30, Callable 3/15/25 @ 100 (b)	12,097	12,154
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100	8,000	9,383
First Maryland Capital I, 1.12% (LIBOR03M+100bps), 1/15/27, Callable 3/14/22 @ 100 (b)	3,500	3,378
Ford Motor Credit Co. LLC 4.06%, 11/1/24, Callable 10/1/24 @ 100 (f)	5,000	5,099
4.54%, 8/1/26, Callable 6/1/26 @ 100	3,400	3,535
Fulton Financial Corp. 3.60%, 3/16/22	469	469
3.25% (SOFR+230bps), 3/15/30, Callable 3/15/25 @ 100 (b)	10,000	10,014
GA Global Funding Trust, 1.63%, 1/15/26 (a)	2,250	2,184
GlaxoSmithKline Capital, Inc., 4.20%, 3/18/43	7,000	8,056
Glencore Funding LLC, 2.50%, 9/1/30, Callable 6/1/30 @ 100 (a)	6,500	6,085
Global Atlantic Financial Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100 (a)	10,000	10,510
Home Bancshares, Inc., 5.63% (LIBOR03M+358bps), 4/15/27, Callable 4/15/22 @ 100 (b)	5,000	5,015
Huntington Bancshares, Inc., 2.49%, 8/15/36, Callable 8/15/31 @ 100 (a)	15,676	14,644
Huntington Capital Trust I, 0.83% (US0003M+70bps), 2/1/27, Callable 3/14/22 @ 100 (b)	2,300	2,196
Hyundai Capital America, 3.25%, 9/20/22 (a)	10,000	10,111
ILFC E-Capital Trust I, 3.37%, 12/21/65, Callable 3/14/22 @ 100 (a)	10,000	8,328
Intercontinental Exchange, Inc., 3.10%, 9/15/27, Callable 6/15/27 @ 100	7,500	7,795
JPMorgan Chase & Co. 2.95%, 10/1/26, Callable 7/1/26 @ 100 (f)	10,000	10,321
0.63% (LIBOR03M+50bps), 2/1/27, Callable 3/14/22 @ 100 (b)	4,000	3,870
4.25%, 10/1/27	5,000	5,453
1.95% (SOFR+1bps), 2/4/32, Callable 2/4/31 @ 100 (b)	8,667	8,033
KeyBank NA 3.40%, 5/20/26, MTN	2,500	2,612
3.90%, 4/13/29	3,000	3,215
KeyCorp, 2.25%, 4/6/27, MTN	2,000	1,993
Level 3 Financing, Inc. 3.75%, 7/15/29, Callable 1/15/24 @ 101.88 (a)	9,500	8,697
3.88%, 11/15/29, Callable 8/15/29 @ 100 (a)	19,000	18,686
Lincoln National Corp., 2.52% (US0003M+236bps), 5/17/66, Callable 8/11/26 @ 100 (b)	7,500	6,569
Loews Corp., 3.20%, 5/15/30, Callable 2/15/30 @ 100	8,000	8,312
Main Street Capital Corp. 5.20%, 5/1/24	3,000	3,153
3.00%, 7/14/26, Callable 6/14/26 @ 100	4,000	3,921
Manufacturers & Traders Trust Co., 3.40%, 8/17/27	5,000	5,236
MB Financial Bank NA, 4.00% (LIBOR03M+187bps), 12/1/27, Callable 12/1/22 @ 100 (b)	10,417	10,580

See notes to financial statements.

13

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Mercury General Corp., 4.40%, 3/15/27, Callable 12/15/26 @ 100	$10,000	$10,722
MetLife, Inc., 4.13%, 8/13/42	10,000	11,189
Morgan Stanley, 2.51% (SOFR+120bps), 10/20/32, MTN, Callable 10/20/31 @ 100 (b)	13,000	12,573
National Rural Utilities Cooperative Finance Corp., 4.75% (LIBOR03M+291bps), 4/30/43, Callable 4/30/23 @ 100 (b)	9,500	9,563
Nationwide Mutual Insurance Co., 2.49% (LIBOR03M+229bps), 12/15/24, Callable 3/14/22 @ 100 (a) (b)	20,000	19,900
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (b) (k)	12,000	12,907
Old Republic International Corp., 3.88%, 8/26/26, Callable 7/26/26 @ 100	5,000	5,307
Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100 (a)	15,000	16,427
Pinnacle Financial Partners, Inc., 4.13% (LIBOR03M+278bps), 9/15/29, Callable 9/15/24 @ 100 (b)	5,000	5,127
PNC Bank NA 3.88%, 4/10/25, Callable 3/10/25 @ 100	15,000	15,830
2.70%, 10/22/29	10,000	10,044
PPL Capital Funding, Inc., 2.80% (LIBOR03M+267bps), 3/30/67, Callable 3/14/22 @ 100 (b)	6,130	5,671
Primerica, Inc., 2.80%, 11/19/31, Callable 8/19/31 @ 100	6,500	6,398
Prudential Financial, Inc. 5.62% (LIBOR03M+392bps), 6/15/43, Callable 6/15/23 @ 100 (b)	19,000	19,624
3.94%, 12/7/49, Callable 6/7/49 @ 100	4,500	4,945
Regions Bank, 6.45%, 6/26/37	10,409	13,950
Santander Holdings USA, Inc., 4.40%, 7/13/27, Callable 4/14/27 @ 100	5,818	6,200
Signature Bank, 4.13% (LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100 (b)	10,000	10,388
Sterling Bancorp, 4.00% (SOFR+253bps), 12/30/29, Callable 12/30/24 @ 100 (b)	8,750	8,939
Stewart Information Services Corp., 3.60%, 11/15/31, Callable 8/15/31 @ 100	8,500	8,406
Synovus Bank/Columbus GA, 4.00% (H15T5Y+363bps), 10/29/30, Callable 10/29/25 @ 100 (b)	4,500	4,738
Synovus Financial Corp., 5.90% (USSW5+338bps), 2/7/29, Callable 2/7/24 @ 100 (b)	10,000	10,607
TCF National Bank 6.25%, 6/8/22	10,000	10,176
4.13% (LIBOR03M+238bps), 7/2/29, Callable 7/2/24 @ 100 (b)	4,000	4,211
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100 (b)	4,000	4,120
Texas Capital Bank NA, 5.25%, 1/31/26	9,335	9,914
The Allstate Corp., 5.75% (LIBOR03M+294bps), 8/15/53, Callable 8/15/23 @ 100 (b)	5,000	5,179
The Bank of New York Mellon Corp., 3.75% (H15T5Y+263bps), Callable 12/20/26 @ 100 (b) (h)	7,000	6,790
The Hartford Financial Services Group, Inc., 2.28% (LIBOR03M+213bps), 2/12/67, Callable 3/14/22 @ 100 (a) (b)	14,000	13,171
TIAA FSB Holdings, Inc., 5.75%, 7/2/25, Callable 6/2/25 @ 100	10,000	10,717
Torchmark Corp., 4.55%, 9/15/28, Callable 6/15/28 @ 100	7,670	8,555
Towne Bank, 4.50% (LIBOR03M+255bps), 7/30/27, Callable 7/30/22 @ 100 (b)	11,062	11,171
Truist Bank, 2.25%, 3/11/30, Callable 12/11/29 @ 100	2,450	2,371
Truist Financial Corp., 1.89% (SOFR+63bps), 6/7/29, MTN, Callable 6/7/28 @ 100 (b)	5,000	4,796

See notes to financial statements.

14

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
UMB Financial Corp., 3.70% (H15T5Y+344bps), 9/17/30, Callable 9/17/25 @ 100 (b)	$7,125	$7,179
W R Berkley Corp., 3.55%, 3/30/52, Callable 9/30/51 @ 100	2,088	2,087
Webster Financial Corp., 4.38%, 2/15/24, Callable 1/16/24 @ 100	6,285	6,554
Wells Fargo & Co., 3.00%, 10/23/26	10,000	10,282
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	15,000	15,143
		840,538
Health Care (3.8%):
AbbVie, Inc., 3.20%, 11/21/29, Callable 8/21/29 @ 100	10,000	10,315
Anthem, Inc., 2.55%, 3/15/31, Callable 12/15/30 @ 100	8,000	7,818
Baxter International, Inc., 3.13%, 12/1/51, Callable 6/1/51 @ 100 (a)	10,000	9,505
Baylor Scott & White Holdings 3.10%, 11/15/25, Callable 8/15/25 @ 100	5,000	5,135
2.65%, 11/15/26, Callable 8/15/26 @ 100	10,000	10,079
Bon Secours Charity Health System, Inc., 5.25%, 11/1/25	3,000	3,192
Cigna Corp., 3.40%, 3/1/27, Callable 12/1/26 @ 100	5,000	5,224
Community Health Network, Inc., 4.24%, 5/1/25	5,000	5,332
CVS Health Corp. 4.30%, 3/25/28, Callable 12/25/27 @ 100	3,000	3,273
3.25%, 8/15/29, Callable 5/15/29 @ 100 (f)	8,966	9,246
CVS Pass-Through Trust 6.04%, 12/10/28	4,588	5,097
5.93%, 1/10/34 (a)	3,490	4,059
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	12,000	12,348
Eastern Maine Healthcare Systems, 5.02%, 7/1/36	17,000	17,730
Fresenius Medical Care U.S. Finance III, Inc., 2.38%, 2/16/31, Callable 11/16/30 @ 100 (a)	13,000	11,993
HCA, Inc. 5.25%, 4/15/25	5,000	5,438
4.50%, 2/15/27, Callable 8/15/26 @ 100	2,500	2,690
Illumina, Inc., 2.55%, 3/23/31, Callable 12/23/30 @ 100	15,000	14,540
Mercy Health 3.38%, 11/1/25	15,000	15,541
4.30%, 7/1/28, Callable 1/1/28 @ 100 (k)	3,720	4,098
Northwell Healthcare, Inc., 3.39%, 11/1/27, Callable 8/1/27 @ 100	3,900	4,083
NYU Langone Hospitals, 4.17%, 7/1/37	6,500	7,114
Orlando Health Obligated Group, 2.89%, 10/1/35	1,660	1,625
PerkinElmer, Inc. 2.55%, 3/15/31, Callable 12/15/30 @ 100 (k)	8,500	8,268
2.25%, 9/15/31, Callable 6/15/31 @ 100	4,500	4,197
Piedmont Healthcare, Inc., 2.72%, 1/1/42, Callable 7/1/41 @ 100	5,000	4,620
Roche Holdings, Inc., 1.93%, 12/13/28, Callable 10/13/28 @ 100 (a)	8,000	7,798
Royalty Pharma PLC 2.20%, 9/2/30, Callable 6/2/30 @ 100	10,167	9,449
2.15%, 9/2/31, Callable 6/2/31 @ 100	8,500	7,784
Southern Illinois Healthcare Enterprises, Inc., 3.97%, 5/15/50, Callable 11/15/49 @ 100	9,000	10,005
SSM Health Care Corp., 3.82%, 6/1/27, Callable 3/1/27 @ 100	6,500	7,015

See notes to financial statements.

15

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Trinity Health Corp., 2.63%, 12/1/40, Callable 6/1/40 @ 100	$3,000	$2,813
Viatris, Inc., 2.30%, 6/22/27, Callable 4/22/27 @ 100	4,000	3,932
		241,356
Industrials (6.4%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	8,000	7,496
Air Lease Corp., 2.88%, 1/15/32, Callable 10/15/31 @ 100	4,750	4,521
American Airlines Pass Through Trust 3.70%, 4/1/28	6,254	6,220
4.00%, 3/22/29	7,395	7,129
4.00%, 8/15/30	3,906	3,828
3.60%, 4/15/31	8,106	7,809
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26 (a)	1,923	1,968
Ashtead Capital, Inc. 4.00%, 5/1/28, Callable 5/1/23 @ 102 (a)	2,500	2,591
4.25%, 11/1/29, Callable 11/1/24 @ 102.13 (a)	3,937	4,135
2.45%, 8/12/31, Callable 5/12/31 @ 100 (a)	6,000	5,641
BNSF Funding Trust I, 6.61% (LIBOR03M+235bps), 12/15/55, Callable 1/15/26 @ 100 (b)	8,325	9,235
British Airways Pass Through Trust 3.35%, 12/15/30 (a)	5,878	5,819
3.80%, 3/20/33 (a)	3,266	3,380
Burlington Northern Santa Fe LLC 3.65%, 9/1/25, Callable 6/1/25 @ 100	7,000	7,414
3.90%, 8/1/46, Callable 2/1/46 @ 100	5,000	5,520
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	7,127	7,048
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100	7,000	6,924
Continental Airlines Pass Through Trust, 4.00%, 4/29/26	3,006	3,091
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100 (a)	10,354	10,040
Delta Air Lines Pass Through Trust, 3.88%, 1/30/29	6,652	6,766
FedEx Corp., 3.90%, 2/1/35	10,000	10,712
Fluor Corp., 4.25%, 9/15/28, Callable 6/15/28 @ 100 (k)	8,000	7,973
General Electric Co., 3.45% (LIBOR03M+333bps), Callable 3/15/22 @ 100 (b) (h)	11,842	11,570
GXO Logistics, Inc., 2.65%, 7/15/31, Callable 4/15/31 @ 100 (a)	13,000	12,368
Hawaiian Airlines Pass Through Certificates, 3.90%, 7/15/27	10,412	10,114
Hillenbrand, Inc. 5.00%, 9/15/26, Callable 7/15/26 @ 100 (f)	15,000	16,271
3.75%, 3/1/31, Callable 3/1/26 @ 101.88	3,150	3,054
Howmet Aerospace, Inc., 3.00%, 1/15/29, Callable 11/15/28 @ 100	8,500	8,059
Hubbell, Inc. 3.50%, 2/15/28, Callable 11/15/27 @ 100	5,000	5,296
2.30%, 3/15/31, Callable 12/15/30 @ 100	8,500	8,208
IDEX Corp., 3.00%, 5/1/30, Callable 2/1/30 @ 100	3,500	3,549
JetBlue Pass Through Trust, 2.95%, 11/15/29	8,923	8,780
Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100	8,295	9,086
Leidos, Inc., 2.30%, 2/15/31, Callable 11/15/30 @ 100	15,000	13,802
Lincoln Center for the Performing Arts, Inc., 3.71%, 12/1/35, Callable 9/1/35 @ 100	3,935	4,216
Molex Electronic Technologies LLC, 3.90%, 4/15/25, Callable 1/15/25 @ 100 (a)	10,000	10,463
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100	7,000	6,809
Penske Truck Leasing Co. LP/PTL Finance Corp., 4.00%, 7/15/25, Callable 6/15/25 @ 100 (a)	8,000	8,457

See notes to financial statements.

16

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Raytheon Technologies Corp., 4.20%, 12/15/44, Callable 6/15/44 @ 100	$10,000	$10,721
Ryder System, Inc., 3.35%, 9/1/25, MTN, Callable 8/1/25 @ 100	8,000	8,313
Spirit Airlines Pass Through Trust 4.45%, 10/1/25	2,082	2,122
4.10%, 10/1/29	9,897	10,045
3.38%, 8/15/31	8,107	8,068
The Boeing Co. 2.20%, 2/4/26, Callable 2/4/23 @ 100 (f)	10,000	9,835
3.25%, 2/1/28, Callable 12/1/27 @ 100	4,000	4,083
3.63%, 2/1/31, Callable 11/1/30 @ 100 (f)	4,000	4,109
5.71%, 5/1/40, Callable 11/1/39 @ 100	15,000	18,135
The Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29, Callable 9/15/29 @ 100	2,900	2,984
Totem Ocean Trailer Express, Inc. (NBGA — United States Government), 6.37%, 4/15/28	5,947	6,673
TTX Co., 3.60%, 1/15/25 (a)	10,000	10,511
U.S. Airways Pass Through Trust 6.25%, 10/22/24	1,611	1,643
3.95%, 5/15/27	5,096	5,047
Union Pacific Corp. 3.38%, 2/1/35, Callable 8/1/34 @ 100	8,000	8,396
4.25%, 4/15/43, Callable 10/15/42 @ 100	8,000	8,553
United Airlines Pass Through Trust 3.70%, 6/1/24 (k)	7,000	7,092
4.30%, 2/15/27	3,265	3,397
2.90%, 11/1/29	4,650	4,519
		409,608
Information Technology (2.1%):
Amphenol Corp., 2.20%, 9/15/31, Callable 6/15/31 @ 100	8,875	8,409
Broadcom, Inc. 2.45%, 2/15/31, Callable 11/15/30 @ 100 (a)	8,500	7,945
2.60%, 2/15/33, Callable 11/15/32 @ 100 (a) (f)	10,000	9,245
Dell International LLC / EMC Corp., 3.38%, 12/15/41, Callable 6/15/41 @ 100 (a)	9,500	8,654
Global Payments, Inc., 2.90%, 11/15/31, Callable 8/15/31 @ 100	6,500	6,369
HP, Inc., 3.40%, 6/17/30, Callable 3/17/30 @ 100	12,000	12,278
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100	4,776	4,729
Marvell Technology, Inc., 2.45%, 4/15/28, Callable 2/15/28 @ 100	5,950	5,847
Microsoft Corp. 4.20%, 11/3/35, Callable 5/3/35 @ 100	5,000	5,873
3.45%, 8/8/36, Callable 2/8/36 @ 100	5,000	5,447
Motorola Solutions, Inc., 2.75%, 5/24/31, Callable 2/24/31 @ 100	10,000	9,675
Oracle Corp. 2.95%, 4/1/30, Callable 1/1/30 @ 100	7,000	6,855
2.88%, 3/25/31, Callable 12/25/30 @ 100 (k)	9,250	8,927
Qorvo, Inc., 3.38%, 4/1/31, Callable 4/1/26 @ 101.69 (a)	12,485	12,192
Skyworks Solutions, Inc., 3.00%, 6/1/31, Callable 3/1/31 @ 100	8,800	8,485
TSMC Arizona Corp., 2.50%, 10/25/31, Callable 7/25/31 @ 100 (k)	9,000	8,866
Western Digital Corp., 3.10%, 2/1/32, Callable 11/1/31 @ 100	6,400	6,122
		135,918

See notes to financial statements.

17

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Materials (2.0%):
Avery Dennison Corp., 2.25%, 2/15/32, Callable 11/15/31 @ 100 (k)	$11,500	$10,764
Ball Corp., 3.13%, 9/15/31, Callable 6/15/31 @ 100	8,500	7,934
Colonial Enterprises, Inc., 3.25%, 5/15/30, Callable 2/15/30 @ 100 (a)	4,000	4,117
Commercial Metals Co. 3.88%, 2/15/31, Callable 2/15/26 @ 101.94	4,500	4,303
4.38%, 3/15/32, Callable 3/15/27 @ 102.19	2,500	2,488
Eagle Materials, Inc., 2.50%, 7/1/31, Callable 4/1/31 @ 100 (f)	6,500	6,194
Ecolab, Inc., 1.65%, 2/1/27, Callable 1/1/27 @ 100 (k)	6,400	6,282
Freeport-McMoRan, Inc. 4.38%, 8/1/28, Callable 8/1/23 @ 102.19	5,000	5,154
4.63%, 8/1/30, Callable 8/1/25 @ 102.31	5,000	5,200
LYB International Finance III LLC, 2.25%, 10/1/30, Callable 7/1/30 @ 100	4,500	4,304
Martin Marietta Materials, Inc., 2.40%, 7/15/31, Callable 4/15/31 @ 100	5,000	4,840
Monsanto Co. 3.38%, 7/15/24, Callable 4/15/24 @ 100	5,000	5,101
3.95%, 4/15/45, Callable 10/15/44 @ 100	5,000	5,069
NewMarket Corp., 2.70%, 3/18/31, Callable 12/18/30 @ 100	7,500	7,265
Packaging Corp. of America, 3.05%, 10/1/51, Callable 4/1/51 @ 100	10,875	10,077
Reliance Steel & Aluminum Co., 2.15%, 8/15/30, Callable 5/15/30 @ 100	9,937	9,399
The Dow Chemical Co., 4.25%, 10/1/34, Callable 4/1/34 @ 100	7,500	8,283
Vulcan Materials Co., 3.50%, 6/1/30, Callable 3/1/30 @ 100	5,000	5,245
Worthington Industries, Inc., 4.30%, 8/1/32, Callable 5/1/32 @ 100	8,890	9,765
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100 (f)	6,000	5,938
		127,722
Real Estate (1.4%):
Alexandria Real Estate Equities, Inc., 1.88%, 2/1/33, Callable 11/1/32 @ 100	8,000	7,224
AvalonBay Communities, Inc. 3.20%, 1/15/28, Callable 10/15/27 @ 100, MTN	2,679	2,799
2.45%, 1/15/31, Callable 10/17/30 @ 100, MTN	2,000	1,981
Boston Properties LP, 2.55%, 4/1/32, Callable 1/1/32 @ 100 (f)	9,000	8,660
Crown Castle International Corp., 2.25%, 1/15/31, Callable 10/15/30 @ 100	8,500	7,971
ERP Operating LP, 2.85%, 11/1/26, Callable 8/1/26 @ 100	9,000	9,284
Essex Portfolio LP 1.70%, 3/1/28, Callable 1/1/28 @ 100	3,500	3,341
2.65%, 3/15/32, Callable 12/15/31 @ 100	5,000	4,869
GLP Capital LP/GLP Financing II, Inc. 4.00%, 1/15/31, Callable 10/15/30 @ 100	4,000	4,125
3.25%, 1/15/32, Callable 10/15/31 @ 100	3,617	3,493
Host Hotels & Resorts LP 3.38%, 12/15/29, Callable 9/15/29 @ 100 (k)	3,500	3,486
3.50%, 9/15/30, Callable 6/15/30 @ 100	4,150	4,126
Hudson Pacific Properties LP 3.95%, 11/1/27, Callable 8/1/27 @ 100	5,000	5,271
4.65%, 4/1/29, Callable 1/1/29 @ 100	1,979	2,182
3.25%, 1/15/30, Callable 10/15/29 @ 100	9,629	9,764
Kilroy Realty LP, 2.65%, 11/15/33, Callable 8/15/33 @ 100	6,250	5,796
Physicians Realty LP, 4.30%, 3/15/27, Callable 12/15/26 @ 100	7,500	8,179
		92,551

See notes to financial statements.

18

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Utilities (4.9%):
Ameren Corp. 1.75%, 3/15/28, Callable 1/15/28 @ 100	$5,600	$5,286
3.50%, 1/15/31, Callable 10/15/30 @ 100	4,250	4,450
American Water Capital Corp., 2.95%, 9/1/27, Callable 6/1/27 @ 100	5,000	5,147
Atmos Energy Corp., 4.13%, 10/15/44, Callable 4/15/44 @ 100	10,000	10,957
Berkshire Hathaway Energy Co., 4.50%, 2/1/45, Callable 8/1/44 @ 100	12,000	13,650
Black Hills Corp., 3.88%, 10/15/49, Callable 4/15/49 @ 100	10,000	10,323
CenterPoint Energy, Inc., 2.65%, 6/1/31, Callable 3/1/31 @ 100	8,500	8,314
Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/15/29 @ 100	11,000	11,032
Delmarva Power & Light Co., 4.15%, 5/15/45, Callable 11/15/44 @ 100	5,000	5,519
Dominion Energy South Carolina, Inc., 4.10%, 6/15/46, Callable 12/15/45 @ 100	5,000	5,422
Duke Energy Carolinas LLC, 3.88%, 3/15/46, Callable 9/15/45 @ 100	7,000	7,531
Duke Energy Indiana LLC, 3.75%, 5/15/46, Callable 11/15/45 @ 100	10,000	10,765
Duke Energy Progress LLC, 4.15%, 12/1/44, Callable 6/1/44 @ 100	7,000	7,666
Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100 (a)	3,967	3,816
Entergy Louisiana LLC, 4.95%, 1/15/45, Callable 1/15/25 @ 100	7,000	7,457
Entergy Mississippi LLC, 3.25%, 12/1/27, Callable 9/1/27 @ 100	5,000	5,192
Entergy Texas, Inc. 3.45%, 12/1/27, Callable 9/1/27 @ 100	15,000	15,546
3.55%, 9/30/49, Callable 3/30/49 @ 100	5,000	5,008
Florida Power & Light Co., 3.15%, 10/1/49, Callable 4/1/49 @ 100	8,750	8,719
Gulf Power Co., 3.30%, 5/30/27, Callable 2/28/27 @ 100	10,000	10,481
IPALCO Enterprises, Inc., 4.25%, 5/1/30, Callable 2/1/30 @ 100	5,475	5,835
ITC Holdings Corp., 3.35%, 11/15/27, Callable 8/15/27 @ 100	7,500	7,752
MidAmerican Energy Co. 3.15%, 4/15/50, Callable 10/15/49 @ 100	7,000	6,923
2.70%, 8/1/52, Callable 2/1/52 @ 100	2,500	2,278
Mississippi Power Co., 4.25%, 3/15/42	3,168	3,460
National Fuel Gas Co., 3.95%, 9/15/27, Callable 6/15/27 @ 100	5,000	5,171
Northern States Power Co., 3.60%, 5/15/46, Callable 11/15/45 @ 100	15,000	15,975
NRG Energy, Inc., 4.45%, 6/15/29, Callable 3/15/29 @ 100 (a) (f)	2,907	3,089
Oncor Electric Delivery Co. LLC, 3.75%, 4/1/45, Callable 10/1/44 @ 100	5,000	5,360
PECO Energy Co., 3.00%, 9/15/49, Callable 3/15/49 @ 100	7,000	6,606
Pedernales Electric Cooperative, Inc., 5.95%, 11/15/22 (a)	1,034	1,063
Potomac Electric Power Co., 4.15%, 3/15/43, Callable 9/15/42 @ 100	5,000	5,578
Public Service Co. of Colorado, 2.70%, 1/15/51, Callable 7/15/50 @ 100	7,000	6,360
Public Service Electric & Gas Co., 3.80%, 3/1/46, MTN, Callable 9/1/45 @ 100	8,000	8,704
South Jersey Industries, Inc., 5.02%, 4/15/31 (k)	9,000	9,608
Southwestern Public Service Co., 3.15%, 5/1/50, Callable 11/1/49 @ 100	10,000	9,851
Spire, Inc., 3.54%, 2/27/24, Callable 12/27/23 @ 100	11,880	11,951
The AES Corp., 2.45%, 1/15/31, Callable 10/15/30 @ 100	9,000	8,484
Tri-State Generation & Transmission Association, Inc. 4.70%, 11/1/44, Callable 5/1/44 @ 100	5,000	5,849
4.25%, 6/1/46, Callable 12/1/45 @ 100	10,000	10,910
WEC Energy Group, Inc., 2.24% (LIBOR03M+211bps), 5/15/67, Callable 3/14/22 @ 100 (b)	13,000	11,765
		314,853
Total Corporate Bonds (Cost $2,843,231)		2,899,157

See notes to financial statements.

19

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Yankee Dollars (11.5%)
Communication Services (0.4%):
British Telecommunications PLC, 3.25%, 11/8/29, Callable 8/8/29 @ 100 (a)	$7,000	$6,963
Pearson Funding Four PLC, 3.75%, 5/8/22 (a)	5,000	5,029
Vodafone Group PLC, 4.25%, 9/17/50	10,000	10,717
		22,709
Consumer Discretionary (0.4%):
Ascot Group Ltd., 4.25%, 12/15/30, Callable 12/15/25 @ 100 (a)	7,802	7,915
GENM Capital Labuan Ltd., 3.88%, 4/19/31, Callable 1/19/31 @ 100 (a)	8,500	7,921
International Game Technology PLC 4.13%, 4/15/26, Callable 4/15/23 @ 102.06 (a)	500	501
5.25%, 1/15/29, Callable 1/15/24 @ 102.63 (a)	5,000	5,118
Nemak SAB de CV, 3.63%, 6/28/31, Callable 3/28/31 @ 100 (a)	7,192	6,649
		28,104
Consumer Staples (0.7%):
Alimentation Couche-Tard, Inc., 2.95%, 1/25/30, Callable 10/25/29 @ 100 (a) (k)	9,333	9,410
Bacardi Ltd., 4.70%, 5/15/28, Callable 2/15/28 @ 100 (a) (f)	25,000	27,517
Imperial Brands Finance PLC 4.25%, 7/21/25, Callable 4/21/25 @ 100 (a)	5,000	5,280
3.88%, 7/26/29, Callable 4/26/29 @ 100 (a)	5,000	5,167
		47,374
Energy (0.5%):
Aker BP ASA, 4.00%, 1/15/31, Callable 10/15/30 @ 100 (a)	9,250	9,700
Korea National Oil Corp., 2.63%, 4/18/32 (a)	6,000	5,909
Petroleos Mexicanos 6.84%, 1/23/30, Callable 10/23/29 @ 100	6,000	6,122
5.95%, 1/28/31, Callable 10/28/30 @ 100	6,667	6,341
6.70%, 2/16/32, Callable 11/16/31 @ 100 (a)	1,500	1,484
		29,556
Financials (6.5%):
ABN AMRO Bank NV 4.75%, 7/28/25 (a)	12,000	12,857
4.80%, 4/18/26 (a)	8,000	8,652
Banco Santander Mexico SA Institucion de Banca Multiple Groupo Financiero Santand, 5.95% (H15T5Y+300bps), 10/1/28, Callable 10/1/23 @ 100 (a) (b)	1,000	1,042
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 4/17/25 (a) (f)	1,786	1,928
Bank of Montreal, 3.09%, 1/10/37, Callable 1/10/32 @ 100	6,500	6,394
Bank of New Zealand, 1.00%, 3/3/26 (a)	10,400	9,943
BAT International Finance PLC, 3.95%, 6/15/25 (a)	5,000	5,244
BNP Paribas SA 4.71% (LIBOR03M+224bps), 1/10/25, Callable 1/10/24 @ 100 (a) (b)	10,000	10,504
4.38%, 5/12/26 (a)	10,000	10,647
BP Capital Markets PLC, 4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100 (b) (f) (h)	6,500	6,711

See notes to financial statements.

20

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
BPCE SA 3.50%, 10/23/27 (a)	$5,000	$5,163
3.25%, 1/11/28 (a)	10,000	10,411
Brookfield Finance, Inc., 4.85%, 3/29/29, Callable 12/29/28 @ 100	10,000	11,219
Canadian Imperial Bank of Commerce, 7.26%, 4/10/32 (a) (k)	2,526	3,203
Commonwealth Bank of Australia, 2.69%, 3/11/31 (a)	9,000	8,593
Cooperatieve Rabobank UA, 4.00% (USSW5+189bps), 4/10/29, MTN, Callable 4/10/24 @ 100 (b)	5,000	5,171
Credit Agricole SA, 4.13%, 1/10/27 (a)	15,000	16,136
Credit Suisse Group AG, 3.87%, 1/12/29, Callable 1/12/28 @ 100 (a) (f)	4,445	4,618
Credit Suisse Group Funding Guernsey Ltd., 4.55%, 4/17/26	10,000	10,782
Deutsche Bank AG 4.88% (USISDA05+255bps), 12/1/32, Callable 12/1/27 @ 100 (b)	10,000	10,450
3.74%, 1/7/33, Callable 10/7/31 @ 100	5,000	4,831
Enel Finance International NV, 2.25%, 7/12/31, Callable 4/12/31 @ 100 (a)	5,000	4,654
HSBC Holdings PLC 3.90%, 5/25/26	10,000	10,580
2.21% (SOFR+129bps), 8/17/29, Callable 8/17/28 @ 100 (b)	8,500	8,097
ING Groep NV, 3.95%, 3/29/27	14,100	15,077
Lloyds Banking Group PLC 3.75%, 1/11/27	15,000	15,849
3.57% (LIBOR03M+121bps), 11/7/28, Callable 11/7/27 @ 100 (b)	5,000	5,224
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100 (a) (b)	8,750	8,337
Mizuho Financial Group, Inc. 3.17%, 9/11/27	5,000	5,164
2.56%, 9/13/31	5,000	4,723
2.17% (H15T1Y+87bps), 5/22/32, Callable 5/22/31 @ 100 (b)	8,500	8,006
Nationwide Building Society 4.00%, 9/14/26 (a)	10,000	10,539
4.13% (USISDA05+185bps), 10/18/32, Callable 10/18/27 @ 100 (a) (b)	10,000	10,421
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.65%, 2/15/32, Callable 11/15/31 @ 100 (a) (k)	7,000	6,737
Royal Bank of Scotland Group PLC 4.27% (LIBOR03M+176bps), 3/22/25, Callable 3/22/24 @ 100 (b)	4,000	4,181
4.80%, 4/5/26	5,000	5,447
5.08% (LIBOR03M+191bps), 1/27/30, Callable 1/27/29 @ 100 (b)	10,000	11,242
Santander UK Group Holdings PLC, 2.90% (SOFR+148bps), 3/15/32, Callable 3/15/31 @ 100 (b)	3,000	2,929
Santander UK PLC, 5.00%, 11/7/23 (a)	7,034	7,396
Shell International Finance BV, 3.63%, 8/21/42	10,000	10,418
Siemens Financieringsmaatschappij NV, 3.40%, 3/16/27 (a)	6,000	6,339
Societe Generale SA, 1.49% (H15T1Y+1bps), 12/14/26, Callable 12/14/25 @ 100 (a) (b)	14,500	13,822
Standard Chartered PLC, 4.87% (LIBOR03M+197bps), 3/15/33, Callable 3/15/28 @ 100 (a) (b)	7,500	7,934
Sumitomo Mitsui Financial Group, Inc., 2.22%, 9/17/31 (k)	8,500	8,058
The Bank of Nova Scotia 4.50%, 12/16/25	10,000	10,779
1.30%, 9/15/26, Callable 6/15/26 @ 100	8,500	8,168

See notes to financial statements.

21

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
The Toronto-Dominion Bank 2.00%, 9/10/31	$8,500	$8,052
3.62% (USSW5+221bps), 9/15/31, Callable 9/15/26 @ 100 (b)	10,000	10,502
Washington Aircraft 1 Co. DAC, Title XI (NBGA — United States Government), 2.64%, 9/15/26	2,905	2,982
Westpac Banking Corp. 4.32% (USISDA05+224bps), 11/23/31, Callable 11/23/26 @ 100 (b)	10,000	10,600
2.67% (H15T5Y+2bps), 11/15/35, Callable 11/15/30 @ 100 (b)	4,000	3,768
3.02% (H15T5Y+153bps), 11/18/36, Callable 11/18/31 @ 100 (b)	2,000	1,911
		412,435
Health Care (0.6%):
Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100	5,000	5,278
Olympus Corp., 2.14%, 12/8/26, Callable 11/8/26 @ 100 (a)	3,939	3,902
Smith & Nephew PLC, 2.03%, 10/14/30, Callable 7/14/30 @ 100	14,890	13,775
STERIS Irish FinCo Unlimited Co. 2.70%, 3/15/31, Callable 12/15/30 @ 100	3,000	2,924
3.75%, 3/15/51, Callable 9/15/50 @ 100	8,000	8,082
Teva Pharmaceutical Finance Netherlands BV, 3.15%, 10/1/26	5,000	4,586
		38,547
Industrials (1.5%):
Air Canada Pass Through Trust 4.13%, 11/15/26 (a)	15,780	15,816
3.60%, 9/15/28 (a)	7,190	7,101
3.75%, 6/15/29 (a)	4,409	4,487
BAE Systems PLC, 3.40%, 4/15/30, Callable 1/15/30 @ 100 (a)	12,000	12,393
Canadian National Railway Co., 2.75%, 3/1/26, Callable 12/1/25 @ 100	7,000	7,210
Canadian Pacific Railway Co., 2.45%, 12/2/31, Callable 9/2/31 @ 100	4,167	4,090
CK Hutchison International Ltd., 3.25%, 9/29/27 (a)	10,000	10,449
CNH Industrial NV, 3.85%, 11/15/27, MTN, Callable 8/15/27 @ 100	5,000	5,314
Ferguson Finance PLC, 3.25%, 6/2/30, Callable 3/2/30 @ 100 (a)	5,000	5,133
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31, Callable 8/24/31 @ 100 (a)	6,000	6,010
Rolls-Royce PLC, 3.63%, 10/14/25, Callable 7/14/25 @ 100 (a)	5,000	4,912
Sydney Airport Finance Co. Pty Ltd., 3.63%, 4/28/26, Callable 1/28/26 @ 100 (a)	10,000	10,483
Turkish Airlines Pass Through Trust, 4.20%, 9/15/28 (a)	6,089	5,128
		98,526
Information Technology (0.1%):
CGI, Inc., 1.45%, 9/14/26, Callable 8/14/26 @ 100 (a)	3,467	3,329
Materials (0.6%):
Anglo American Capital PLC, 4.00%, 9/11/27 (a)	6,667	7,036
ArcelorMittal, 7.00%, 10/15/39	4,000	5,206
Braskem Netherlands Finance BV, 4.50%, 1/31/30 (a)	13,000	13,224
CCL Industries, Inc., 3.05%, 6/1/30, Callable 3/1/30 @ 100 (a)	7,750	7,831
Teck Resources Ltd., 6.13%, 10/1/35	5,000	6,233
		39,530

See notes to financial statements.

22

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Real Estate (0.0%): (i)
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @ 100 (a)	$3,000	$2,931
Utilities (0.2%):
ENEL Chile SA, 4.88%, 6/12/28, Callable 3/12/28 @ 100	10,000	10,924
Total Yankee Dollars (Cost $717,237)		733,965
Government National Mortgage Association (0.0%) (i)
Pass-throughs (0.0%):
Government National Mortgage Association 7.50%, 12/15/28-8/15/29	70	78
6.00%, 9/20/32	164	185
		263
		263
Total Government National Mortgage Association (Cost $235)		263
Municipal Bonds (9.9%)
Alabama (0.1%):
The Water Works Board of the City of Birmingham Revenue 2.70%, 1/1/29	3,000	3,100
2.80%, 1/1/30, Continuously Callable @ 100	3,000	3,104
		6,204
Arizona (0.1%):
City of Phoenix Civic Improvement Corp. Revenue 1.16%, 7/1/26	910	880
1.59%, 7/1/29	1,000	951
1.84%, 7/1/31, Continuously Callable @ 100	2,000	1,893
The University of Arizona Revenue, Series A, 1.82%, 6/1/30	1,000	970
		4,694
California (0.7%):
City of El Cajon CA Revenue 2.09%, 4/1/29	425	414
2.19%, 4/1/30	425	413
2.29%, 4/1/31, Continuously Callable @ 100	550	532
City of Riverside CA Revenue Series A, 2.49%, 6/1/26	1,800	1,830
Series A, 2.64%, 6/1/27	1,400	1,426
Port of Oakland Revenue 4.50%, 5/1/32, Pre-refunded 5/1/22 @ 100	75	76
4.50%, 5/1/32, Pre-refunded 5/1/22 @ 100	11,625	11,738
San Jose Financing Authority Revenue, 1.71%, 6/1/28	2,000	1,913
San Jose Redevelopment Agency Successor Agency Tax Allocation, Series A-T, 3.13%, 8/1/28, Continuously Callable @ 100	10,000	10,501
San Marcos Redevelopment Agency Successor Agency Tax Allocation Series B, 4.02%, 10/1/25	5,250	5,641
Series B, 4.47%, 10/1/29	6,500	7,351

See notes to financial statements.

23

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Vista Redevelopment Agency Successor Agency Tax Allocation (INS — Assured Guaranty Municipal Corp.), Series A, 4.13%, 9/1/30, Continuously Callable @ 100	$2,590	$2,714
		44,549
Colorado (0.2%):
City & County of Denver Co. Airport System Revenue Series C, 2.14%, 11/15/29	4,500	4,430
Series C, 2.24%, 11/15/30	5,000	4,922
County of El Paso Co. Revenue, 4.47%, 10/1/35	5,000	5,710
		15,062
Connecticut (0.7%):
City of Bridgeport, GO Series A, 4.03%, 8/15/28	10,000	10,815
Series A, 4.08%, 8/15/29, Continuously Callable @ 100	7,380	8,000
City of New Haven, GO, Series B, 4.68%, 8/1/31, Continuously Callable @ 100	10,000	11,141
State of Connecticut, GO Series A, 3.23%, 1/15/25	5,000	5,231
Series A, 2.35%, 7/1/26	2,415	2,464
Series A, 3.43%, 4/15/28	1,500	1,612
Series A, 3.90%, 9/15/28	2,500	2,767
Town of Hamden, GO, 4.93%, 8/15/30, Continuously Callable @ 100	3,845	4,045
		46,075
Florida (0.9%):
County of Broward Florida Airport System Revenue, Series C, 2.91%, 10/1/32, Continuously Callable @ 100	9,500	9,513
County of Miami-Dade Aviation Revenue Series B, 2.70%, 10/1/26	8,250	8,420
Series B, 3.38%, 10/1/30, Continuously Callable @ 100	2,500	2,635
County of Miami-Dade Seaport Department Revenue, Series B-3, 2.34%, 10/1/33, Continuously Callable @ 100	3,300	3,159
Hillsborough County IDA Revenue, 3.58%, 8/1/35, Continuously Callable @ 100	13,500	14,268
Hillsborough County School Board Certificate of Participation, Series B, 1.92%, 7/1/25	4,250	4,237
Florida Development Finance Corp., Series A, 3.22%, 2/1/32, Continuously Callable @ 100	4,080	4,158
Palm Beach County School District Certificate participation, 5.40%, 8/1/25	6,000	6,725
St. Johns County IDA Revenue (INS — Assured Guaranty Municipal Corp.), Series B, 2.54%, 10/1/30, Continuously Callable @ 100	2,500	2,552
		55,667
Georgia (0.4%):
Athens Housing Authority Revenue 2.54%, 12/1/27	3,405	3,478
2.59%, 12/1/28	4,585	4,675
2.69%, 12/1/29	4,740	4,851
Atlanta & Fulton County Recreation Authority Revenue 3.80%, 12/15/37	2,000	2,250
4.00%, 12/15/46	1,500	1,728

See notes to financial statements.

24

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
City of Atlanta GA Water & Wastewater Revenue, 2.26%, 11/1/35, Continuously Callable @ 100	$2,500	$2,408
Savannah Hospital Authority Revenue, 3.99%, 7/1/38	5,000	5,343
		24,733
Hawaii (0.3%):
City & County of Honolulu, GO 2.81%, 11/1/23, Pre-refunded 11/1/22 @ 100	900	914
3.06%, 11/1/25, Pre-refunded 11/1/22 @ 100	680	692
3.16%, 11/1/26, Pre-refunded 11/1/22 @ 100	775	789
3.26%, 11/1/27, Pre-refunded 11/1/22 @ 100	625	636
3.36%, 11/1/28, Pre-refunded 11/1/22 @ 100	690	703
State of Hawaii Airports System Revenue, Series E, 1.81%, 7/1/27	1,370	1,341
State of Hawaii Department of Business Economic Development & Tourism Revenue, Series A-2, 3.24%, 1/1/31	12,320	12,905
		17,980
Idaho (0.1%):
Idaho State Building Authority Revenue 3.78%, 9/1/30, Continuously Callable @ 100	2,500	2,732
3.93%, 9/1/31, Continuously Callable @ 100	2,120	2,328
3.98%, 9/1/32, Continuously Callable @ 100	2,000	2,198
		7,258
Illinois (0.4%):
Chicago O'hare International Airport Revenue, Series D, 2.17%, 1/1/28	3,000	2,964
City of Chicago Wastewater Transmission Revenue, 5.84%, 1/1/35	6,500	8,018
Illinois Finance Authority Revenue 3.55%, 8/15/29	2,025	2,139
3.60%, 8/15/30	3,000	3,182
State of Illinois Sales Tax Revenue 2.51%, 6/15/32, Continuously Callable @ 100	2,000	1,892
2.66%, 6/15/33, Continuously Callable @ 100	1,500	1,420
Winnebago & Boone Counties School District No 205 Rockford, GO, 3.80%, 12/1/26, Continuously Callable @ 100	4,500	4,763
		24,378
Indiana (0.2%):
Indiana Finance Authority Revenue Series A, 3.62%, 7/1/36	1,500	1,628
Series C, 4.36%, 7/15/29	4,955	5,618
Series C, 4.53%, 7/15/31	4,260	4,958
		12,204
Kansas (0.2%):
Kansas Development Finance Authority Revenue, Series H, 4.73%, 4/15/37	10,000	11,834
Wyandotte County-Kansas City Unified Government Utility System Revenue, Series B, 1.66%, 9/1/27	2,000	1,928
		13,762

See notes to financial statements.

25

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Louisiana (0.4%):
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue 1.55%, 2/1/27	$2,005	$1,938
1.74%, 2/1/28	4,500	4,322
3.24%, 8/1/28	14,990	15,579
Louisiana Public Facilities Authority Revenue, 2.28%, 6/1/30	3,500	3,432
		25,271
Maryland (0.3%):
Maryland Economic Development Corp. Revenue Series B, 4.05%, 6/1/27	2,290	2,322
Series B, 4.15%, 6/1/28	2,390	2,430
Series B, 4.25%, 6/1/29	2,495	2,555
Series B, 4.35%, 6/1/30	1,325	1,368
Series B, 4.40%, 6/1/31	1,385	1,436
Maryland Stadium Authority Revenue Series C, 2.33%, 5/1/34	3,010	2,768
Series C, 2.36%, 5/1/35	3,050	2,799
Series C, 2.81%, 5/1/40	7,000	6,737
		22,415
Massachusetts (0.1%):
Massachusetts School Building Authority Revenue, Series B, 2.97%, 10/15/32, Continuously Callable @ 100	6,500	6,567
Michigan (0.2%):
Michigan Finance Authority Revenue, 3.08%, 12/1/34	13,000	13,476
Mississippi (0.1%):
State of Mississippi, GO Series E, 2.83%, 12/1/24	1,800	1,865
Series E, 3.03%, 12/1/25	2,000	2,097
		3,962
Missouri (0.0%): (i)
University of Missouri Revenue, 2.01%, 11/1/27, Continuously Callable @ 100	3,000	2,996
New Jersey (0.5%):
City of Atlantic, GO Series A, 4.23%, 9/1/25	2,525	2,601
Series A, 4.29%, 9/1/26	2,415	2,502
New Jersey Economic Development Authority Revenue Series C, 5.71%, 6/15/30	2,500	2,987
Series NNN, 3.77%, 6/15/31	10,000	10,656
New Jersey Educational Facilities Authority Revenue, Series E, 4.02%, 7/1/39	3,000	3,100
New Jersey Transportation Trust Fund Authority Revenue, 4.08%, 6/15/39	3,845	4,191
New Jersey Transportation Trust Fund Authority Revenue, Build America Bond, Series C, 5.75%, 12/15/28	1,810	2,084
Rutgers The State University of New Jersey Revenue, Series S, 1.91%, 5/1/31	2,750	2,587
South Jersey Transportation Authority Revenue, Series B, 2.38%, 11/1/27	1,030	996
		31,704

See notes to financial statements.

26

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
New York (0.7%):
Long Island Power Authority Revenue Series B, 3.98%, 9/1/25	$2,500	$2,676
Series B, 4.13%, 9/1/26	2,500	2,711
Long Island Power Authority Revenue, Build America Bond, 5.25%, 5/1/22	10,000	10,118
New York State Dormitory Authority Revenue Series A, 2.46%, 7/1/32	9,250	9,083
Series A, 2.51%, 7/1/33	5,000	4,906
Series B, 2.83%, 7/1/31	5,000	5,094
New York State Thruway Authority Revenue, Series M, 2.55%, 1/1/28	5,000	5,059
New York State Urban Development Corp. Revenue 1.88%, 3/15/30	2,600	2,481
2.03%, 3/15/31, Continuously Callable @ 100	3,500	3,336
		45,464
Ohio (0.4%):
Cleveland Department of Public Utilities Division of Public Power Revenue, 5.50%, 11/15/38, Pre-refunded 11/15/24 @ 100	10,000	11,098
State of Ohio, GO Series A, 1.73%, 8/1/31	5,000	4,820
Series A, 1.78%, 8/1/32	7,000	6,710
		22,628
Oklahoma (0.2%):
Oklahoma Development Finance Authority Revenue, Series C, 5.45%, 8/15/28	10,250	11,245
The University of Oklahoma Revenue Series C, 2.15%, 7/1/30	750	728
Series C, 2.30%, 7/1/31, Continuously Callable @ 100	1,000	975
		12,948
Pennsylvania (0.9%):
City of Pittsburgh PA, GO, Series B, 1.19%, 9/1/26	4,000	3,890
Commonwealth Financing Authority Revenue, Series A, 3.86%, 6/1/38	5,045	5,542
Pennsylvania Economic Development Financing Authority Revenue, Series B, 3.20%, 11/15/27	1,375	1,446
Pennsylvania Higher Educational Facilities Authority Revenue, 3.73%, 7/15/43	3,000	2,949
Pennsylvania IDA Revenue, 3.56%, 7/1/24 (a)	10,000	10,274
Public Parking Authority of Pittsburgh Revenue, 2.58%, 12/1/31, Continuously Callable @ 100	825	816
Public Parking Authority Of Pittsburgh Revenue, 2.33%, 12/1/29	895	876
Scranton School District, GO Series A, 3.15%, 6/15/34, (Put Date 6/15/24) (a) (l)	2,800	2,796
Series B, 3.15%, 6/15/34, (Put Date 6/15/24) (a) (l)	1,415	1,467
Scranton School District, GO (INS — Build America Mutual Assurance Co.) 3.05%, 4/1/29	800	838
3.10%, 4/1/30	950	1,003
3.15%, 4/1/31	250	265
State Public School Building Authority Revenue 3.05%, 4/1/28	2,000	2,074
3.15%, 4/1/30	6,460	6,805

See notes to financial statements.

27

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
State Public School Building Authority Revenue (INS — Build America Mutual Assurance Co.), Series B-1, 4.08%, 12/1/23	$1,300	$1,356
The School District of Philadelphia, GO, 5.06%, 9/1/42	10,000	11,768
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue Series C, 2.53%, 9/15/31	2,000	2,044
Series C, 2.58%, 9/15/32	1,000	1,023
Series C, 2.63%, 9/15/33	2,000	2,051
		59,283
Tennessee (0.3%):
Jackson Energy Authority Revenue 2.90%, 4/1/22	2,000	2,008
3.05%, 4/1/23	2,745	2,808
Series E, 3.20%, 4/1/24, Continuously Callable @ 100	3,915	3,995
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Series B, 4.05%, 7/1/26, Continuously Callable @ 100	8,000	8,567
		17,378
Texas (1.2%):
Central Texas Regional Mobility Authority Revenue Series C, 1.74%, 1/1/26	1,000	987
Series C, 1.84%, 1/1/27	1,000	982
Series C, 2.09%, 1/1/28	1,000	983
City of Corpus Christi TX Utility System Revenue Series B, 1.49%, 7/15/27	2,000	1,923
Series B, 1.71%, 7/15/28	2,220	2,127
City of Dallas TX Waterworks & Sewer System Revenue, Series D, 1.68%, 10/1/28	1,500	1,460
City of Houston Airport System Revenue, Series C, 2.09%, 7/1/28	4,250	4,207
City of Houston Texas Combined Utility System Revenue, Series E, 3.72%, 11/15/28	2,500	2,745
City of Houston TX Combined Utility System Revenue, Series D, 1.62%, 11/15/30	2,250	2,123
City of San Antoni, GO, 1.76%, 2/1/31, Continuously Callable @ 100	8,270	7,915
Colony Local Development Corp. Revenue (INS — Berkshire Hathaway Assurance Corp.), Series A, 4.38%, 10/1/33	9,000	10,140
County of Bexar Revenue, 2.53%, 8/15/34, Continuously Callable @ 100	2,800	2,653
Dallas/Fort Worth International Airport Revenue Series C, 1.65%, 11/1/26	1,500	1,474
Series C, 1.95%, 11/1/28	1,000	976
Series C, 2.05%, 11/1/29	1,250	1,216
Series C, 2.10%, 11/1/30	1,000	967
Granbury Independent School District, GO, Series A, 1.87%, 8/1/31, Continuously Callable @ 100	1,000	965
Harris County Cultural Education Facilities Finance Corp. Revenue 3.34%, 11/15/37	2,000	2,071
Series B, 2.10%, 5/15/22	875	879
Series B, 2.17%, 5/15/23	1,000	1,010

See notes to financial statements.

28

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Series B, 2.57%, 5/15/26	$1,000	$1,018
Series D, 2.28%, 7/1/34	6,785	6,438
McLennan County Public Facility Corp. Revenue, 3.90%, 6/1/29, Continuously Callable @ 100	2,000	2,068
Port of Corpus Christi Authority of Nueces County Revenue, 3.49%, 12/1/25	1,000	1,070
San Antonio Education Facilities Corp. Revenue 2.38%, 4/1/28	1,500	1,434
2.65%, 4/1/30	1,150	1,103
2.73%, 4/1/31	750	718
Tarrant County Cultural Education Facilities Finance Corp. Revenue 2.08%, 9/1/28	600	589
2.57%, 9/1/32, Continuously Callable @ 100	1,000	988
2.69%, 9/1/33, Continuously Callable @ 100	1,000	995
Texas Public Finance Authority Revenue 1.62%, 2/1/31	2,000	1,846
1.78%, 2/1/32, Continuously Callable @ 100	1,500	1,382
Texas Tech University System Revenue 1.55%, 2/15/28	2,000	1,923
1.65%, 2/15/29	1,250	1,194
1.75%, 2/15/30, Continuously Callable @ 100	2,500	2,380
Waco Educational Finance Corp. Revenue 1.53%, 3/1/27	1,340	1,294
1.69%, 3/1/28	1,500	1,438
2.06%, 3/1/31, Continuously Callable @ 100	1,500	1,432
		77,113
Washington (0.1%):
Washington State University Revenue Series A, 2.24%, 10/1/28	1,800	1,775
Series A, 2.31%, 10/1/29	5,915	5,802
		7,577
Wisconsin (0.2%):
Public Finance Authority Revenue, Series WI, 3.63%, 6/1/51	6,575	6,456
State of Wisconsin Revenue, Series A, 2.40%, 5/1/30	4,000	4,056
		10,512
Total Municipal Bonds (Cost $610,769)		631,860
U.S. Government Agency Mortgages (3.3%)
Federal Home Loan Mortgage Corp. Series A1A, 1.60%, 6/15/22 (c)	1,826	1,832
Series K025, Class X1, 0.78%, 10/25/22 (c) (d)	60,489	271
Series K026, Class X1, 0.94%, 11/25/22 (c) (d)	84,345	495
Series K028, Class A2, 3.11%, 2/25/23	3,962	4,028
Series K045, Class A2, 3.02%, 1/25/25	10,000	10,343
Series KPLB, Class A, 2.77%, 5/25/25	17,000	17,442
Series K049, Class A2, 3.01%, 7/25/25	8,000	8,300

See notes to financial statements.

29

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Series KIR1, Class A2, 2.85%, 3/25/26 (f)	$12,000	$12,453
Series S8FX, Class A1, 3.02%, 3/25/27	11,911	12,294
Series KIR2, Class A2, 3.17%, 3/25/27	9,500	10,117
Series K068, Class A2, 3.24%, 8/25/27	4,533	4,849
Series K075, Class A2, 3.65%, 2/25/28 (c)	3,000	3,278
Series K095, Class A2, 2.79%, 6/25/29	8,750	9,181
Series K097, Class A2, 2.51%, 7/25/29	8,000	8,248
Series K096, Class A2, 2.52%, 7/25/29	9,000	9,284
Series KG02, Class A2, 2.41%, 8/25/29	9,091	9,256
Series K100, Class A2, 2.67%, 9/25/29	5,455	5,688
5.50%, 12/1/35-4/1/36	538	599
3.50%, 5/1/42-5/1/47	9,715	10,254
		138,212
Federal National Mortgage Association 7.00%, 10/1/22-3/1/23	1	1
Series 2016-M2, Class AV2, 2.15%, 1/25/23	3,201	3,212
Series 2017-M15, Class AV2, 2.62%, 11/25/24 (c)	3,518	3,591
Series 2017-M2, Class A2, 2.78%, 2/25/27 (c)	3,158	3,296
Series M7, Class A2, 2.96%, 2/25/27 (c)	2,475	2,582
2.50%, 2/1/28	3,033	3,106
Series M4, Class A2, 3.06%, 3/25/28 (c)	6,586	7,009
6.50%, 4/1/31-3/1/32	289	330
5.00%, 6/1/33	667	737
2.50%, 11/1/34 (f)	3,300	3,376
5.50%, 9/1/35-5/1/38	3,642	4,089
6.00%, 5/1/36-8/1/37	1,252	1,418
3.50%, 4/1/48-2/1/50	11,959	12,485
4.00%, 4/1/48-2/1/50	15,740	16,638
3.50%, 9/1/49 (f)	2,060	2,151
3.00%, 2/1/50	5,909	6,048
		70,069
Government National Mortgage Association Series 20067, 7.00%, 5/15/23-7/15/32	386	419
6.50%, 6/15/23-10/15/31	511	560
7.50%, 7/15/23-2/15/28	191	204
6.00%, 9/15/28-1/15/33	1,109	1,210
5.50%, 4/20/33	223	249
5.00%, 8/15/33	1,426	1,564
		4,206
		212,487
Total U.S. Government Agency Mortgages (Cost $208,550)		212,487
U.S. Treasury Obligations (17.1%)
U.S. Treasury Bonds 1.13%, 5/15/40 (f)	10,000	8,434
3.88%, 8/15/40	15,000	19,055
See notes to financial statements.

30

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
1.38%, 11/15/40	$30,000	$26,302
1.88%, 2/15/41 (f)	9,000	8,581
2.25%, 5/15/41	40,000	40,469
2.75%, 8/15/42 (f)	15,000	16,425
2.75%, 11/15/42	10,000	10,950
3.38%, 5/15/44	5,000	6,049
3.00%, 11/15/44	25,000	28,605
2.50%, 2/15/45 (f)	55,000	57,974
2.50%, 2/15/46	15,000	15,881
2.25%, 8/15/46 (f)	42,950	43,480
2.88%, 11/15/46 (f)	10,000	11,342
2.75%, 11/15/47 (f)	12,000	13,399
3.00%, 2/15/49	10,000	11,797
1.25%, 5/15/50 (f)	30,000	24,389
1.63%, 11/15/50	35,000	31,227
1.88%, 2/15/51	49,000	46,404
2.38%, 5/15/51	10,000	10,584
U.S. Treasury Inflation Indexed Bonds 2.38%, 1/15/25	58,973	66,354
0.88%, 1/15/29	11,006	12,448
U.S. Treasury Notes 2.00%, 2/15/22	15,000	15,010
2.00%, 7/31/22	10,000	10,075
2.38%, 1/31/23 (f)	5,000	5,077
2.00%, 2/15/23	10,000	10,120
1.50%, 2/28/23	20,000	20,139
0.13%, 4/30/23	80,000	79,234
0.13%, 7/15/23	20,000	19,745
0.13%, 9/15/23	60,000	59,098
0.25%, 9/30/23	100,000	98,656
0.13%, 10/15/23	40,000	39,342
0.13%, 12/15/23	50,000	49,057
2.50%, 5/15/24	5,000	5,140
2.50%, 1/31/25 (f)	5,000	5,164
2.00%, 2/15/25	70,000	71,242
0.38%, 1/31/26 (f)	30,000	28,643
1.63%, 2/15/26	40,000	40,128
2.38%, 5/15/27 (f)	10,000	10,373
1.00%, 7/31/28	20,000	19,092
Total U.S. Treasury Obligations (Cost $1,073,649)		1,095,484
Commercial Paper (0.7%) (m)
Arizona Public Service, 0.13%, 2/1/22	25,000	25,000
Cabot Corp., 0.15%, 2/1/22 (a)	18,500	18,500
Total Commercial Paper (Cost $43,500)		43,500

See notes to financial statements.

31

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned (0.6%)^
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (n)	18,502,042	$18,502
HSBC U.S. Government Money Market Fund, I Shares, 0.03% (n)	17,988,628	17,989
Total Collateral for Securities Loaned (Cost $36,491)		36,491
Total Investments (Cost $6,271,114) — 100.1%		6,400,608
Liabilities in excess of other assets — (0.1)%		(6,886)
NET ASSETS — 100.00%		$6,393,722

At January 31, 2022, the Fund's investments in foreign securities were 11.7% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of January 31, 2022, the fair value of these securities was $1,406,994 (thousands) and amounted to 22.0% of net assets.

(b)  Variable or Floating-Rate Security. Rate disclosed is as of January 31, 2022.

(c)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at January 31, 2022.

(d)  Security is interest only.

(e)  Rounds to less than $1 thousand.

(f)  All or a portion of this security has been segregated as collateral for securities purchased on a delayed-delivery and/or when-issued basis.

(g)  Security or portion of security purchased on a delayed-delivery and/or when-issued basis.

(h)  Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(i)  Amount represents less than 0.05% of net assets.

(j)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At January 31, 2022, illiquid securities were 0.3% of the Fund's net assets.

(k)  All or a portion of this security is on loan.

(l)  Put Bond.

(m)  Rate represents the effective yield at January 31, 2022.

(n)  Rate disclosed is the daily yield on January 31, 2022.

bps — Basis points

Continuously callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

See notes to financial statements.

32

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2022

  (Unaudited)

GO — General Obligation

H15T1Y — 1 Year Treasury Constant Maturity Rate

H15T5Y — 5 Year Treasury Constant Maturity Rate

IDA — Industrial Development Authority

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of January 31, 2022, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of January 31, 2022, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

Title XI — The Title XI Guarantee Program provides a guarantee of payment of principal and interest of debt obligations issued by U.S. merchant marine and U.S. shipyards by enabling owners of eligible vessels and shipyards to obtain financing at attractive terms. The guarantee carries the full faith and credit of the U.S. government.

US0003M — 3 Month US Dollar LIBOR, rate disclosed as of January 31, 2022, based on the last reset date of the security

USISDA05 — 5 Year ICE Swap Rate, rate disclosed as of January 31, 2022.

USSW5 — USD 5 Year Swap Rate, rate disclosed as of January 31, 2022.

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS  Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

NBGA  Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

See notes to financial statements.

33

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Income Fund
Assets:
Investments, at value (Cost $6,271,114)	$6,400,608	(a)
Cash	8,371
Deposit with broker for futures contracts	2,085
Receivables:
Interest and dividends	46,667
Capital shares issued	1,171
Investments sold	4,883
From Adviser	4
Prepaid expenses	44
Total Assets	6,463,833
Liabilities:
Payables:
Collateral received on loaned securities	36,491
Investments purchased	17,254
Capital shares redeemed	13,685
Accrued expenses and other payables:
Investment advisory fees	980
Administration fees	677
Custodian fees	64
Transfer agent fees	771
Compliance fees	4
12b-1 fees	8
Other accrued expenses	177
Total Liabilities	70,111
Net Assets:
Capital	6,199,893
Total accumulated earnings/(loss)	193,829
Net Assets	$6,393,722
Net Assets
Fund Shares	$2,848,945
Institutional Shares	3,467,389
Class A	69,426
Class C	19
R6 Shares	7,943
Total	$6,393,722
Shares (unlimited number of shares authorized with no par value):
Fund Shares	219,790
Institutional Shares	267,681
Class A	5,374
Class C	1
R6 Shares	613
Total	493,459
Net asset value, offering and redemption price per share: (b)
Fund Shares	$12.96
Institutional Shares	12.95
Class A	12.92
Class C (c)	12.92
R6 Shares	12.96
Maximum Sales Charge — Class A	2.25%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$13.22

(a)  Includes $35,371 of securities on loan.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

34

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended January 31, 2022

(Amounts in Thousands)  (Unaudited)

	USAA Income Fund
Investment Income:
Dividends	$2,691
Interest	110,096
Interfund lending	—	(a)
Securities lending (net of fees)	125
Total Income	112,912
Expenses:
Investment advisory fees	6,551
Administration fees — Fund Shares	2,270
Administration fees — Institutional Shares	2,166
Administration fees — Class A	56
Administration fees — Class C	—	(a)
Administration fees — R6 Shares	2
Sub-Administration fees	14
12b-1 fees — Class A	93
12b-1 fees — Class C	—	(a)
Custodian fees	172
Transfer agent fees — Fund Shares	1,456
Transfer agent fees — Institutional Shares	2,166
Transfer agent fees — Class A	37
Transfer agent fees — Class C	—	(a)
Transfer agent fees — R6 Shares	—	(a)
Trustees' fees	25
Compliance fees	26
Legal and audit fees	37
State registration and filing fees	63
Other expenses	355
Total Expenses	15,489
Expenses waived/reimbursed by Adviser	(14)
Net Expenses	15,475
Net Investment Income (Loss)	97,437
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	118,517
Net change in unrealized appreciation/depreciation on investment securities	(436,760)
Net realized/unrealized gains (losses) on investments	(318,243)
Change in net assets resulting from operations	$(220,806)

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

35

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Income Fund
	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021
From Investments:
Operations:
Net investment income (loss)	$97,437	$236,914
Net realized gains (losses) from investments	118,517	115,776
Net change in unrealized appreciation/depreciation on investments	(436,760)	(54,721)
Change in net assets resulting from operations	(220,806)	297,969
Distributions to Shareholders:
Fund Shares	(100,305)	(144,726)
Institutional Shares	(130,587)	(221,182)
Class A	(2,373)	(3,502)
Class C	(1)	(1)
R6 Shares	(277)	(566)
Change in net assets resulting from distributions to shareholders	(233,543)	(369,977)
Change in net assets resulting from capital transactions	(1,225,734)	(234,278)
Change in net assets	(1,680,083)	(306,286)
Net Assets:
Beginning of period	8,073,805	8,380,091
End of period	$6,393,722	$8,073,805
Capital Transactions:
Fund Shares
Proceeds from shares issued	$113,206	$288,952
Distributions reinvested	97,001	139,349
Cost of shares redeemed	(258,621)	(601,218)
Total Fund Shares	$(48,414)	$(172,917)
Institutional Shares
Proceeds from shares issued	$632,283	$658,696
Distributions reinvested	130,417	220,877
Cost of shares redeemed	(1,937,329)	(918,266)
Total Institutional Shares	$(1,174,629)	$(38,693)
Class A
Proceeds from shares issued	$864	$2,020
Distributions reinvested	2,323	3,419
Cost of shares redeemed	(6,244)	(14,648)
Total Class A	$(3,057)	$(9,209)
Class C
Distributions reinvested	1	1
Total Class C	$1	$1
R6 Shares
Proceeds from shares issued	$1,227	$6,544
Distributions reinvested	274	350
Cost of shares redeemed	(1,136)	(20,354)
Total R6 Shares	$365	$(13,460)
Change in net assets resulting from capital transactions	$(1,225,734)	$(234,278)

(continues on next page)

See notes to financial statements.

36

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Income Fund
	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021
Share Transactions:
Fund Shares
Issued	8,358	20,967
Reinvested	7,252	10,105
Redeemed	(19,181)	(43,669)
Total Fund Shares	(3,571)	(12,597)
Institutional Shares
Issued	46,196	47,903
Reinvested	9,743	16,032
Redeemed	(142,651)	(66,600)
Total Institutional Shares	(86,712)	(2,665)
Class A
Issued	65	147
Reinvested	174	249
Redeemed	(464)	(1,066)
Total Class A	(225)	(670)
Class C
Reinvested	— (a)	— (a)
Total Class C	— (a)	— (a)
R6 Shares
Issued	92	474
Reinvested	20	25
Redeemed	(84)	(1,477)
Total R6 Shares	28	(978)
Change in Shares	(90,480)	(16,910)

(a)  Rounds to less than 1 thousand shares.

See notes to financial statements.

37

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments
USAA Income Fund
Fund Shares
Six Months Ended January 31, 2022 (Unaudited):	$13.83	0.18	(d)	(0.59)	(0.41)	(0.19)	(0.27)
Year Ended July 31:
2021	$13.95	0.40	(d)	0.11	0.51	(0.40)	(0.23)
2020	$13.28	0.43	(d)	0.69	1.12	(0.41)	(0.04)
2019	$12.68	0.45		0.60	1.05	(0.45)	— (e)
2018	$13.20	0.45		(0.51)	(0.06)	(0.44)	(0.02)
2017	$13.40	0.44		(0.20)	0.24	(0.44)	—
Institutional Shares
Six Months Ended January 31, 2022 (Unaudited):	$13.82	0.18	(d)	(0.59)	(0.41)	(0.19)	(0.27)
Year Ended July 31:
2021	$13.94	0.41	(d)	0.11	0.52	(0.41)	(0.23)
2020	$13.27	0.44	(d)	0.69	1.13	(0.42)	(0.04)
2019	$12.67	0.45		0.61	1.06	(0.46)	— (e)
2018	$13.19	0.44		(0.50)	(0.06)	(0.44)	(0.02)
2017	$13.39	0.45		(0.20)	0.25	(0.45)	—
Class A
Six Months Ended January 31, 2022 (Unaudited):	$13.79	0.16	(d)	(0.59)	(0.43)	(0.17)	(0.27)
Year Ended July 31:
2021	$13.91	0.36	(d)	0.11	0.47	(0.36)	(0.23)
2020	$13.24	0.40	(d)	0.69	1.09	(0.38)	(0.04)
2019	$12.65	0.42		0.59	1.01	(0.42)	— (e)
2018	$13.16	0.41		(0.49)	(0.08)	(0.41)	(0.02)
2017	$13.36	0.42		(0.21)	0.21	(0.41)	—

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

**  For the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

†  Does not include acquired fund fees, if any.

(a)  Not annualized for periods less than one year.

See notes to financial statements.

38

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)*(a)	Net Expenses**^†(b)	Net Investment Income (Loss)(b)	Gross Expenses†(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Income Fund
Fund Shares
Six Months Ended January 31, 2022 (Unaudited):	(0.46)	$12.96	(3.06)%	0.44%	2.60%	0.44%	$2,848,945	17%
Year Ended July 31:
2021	(0.63)	$13.83	3.75%	0.44%	2.90%	0.44%	$3,089,682	20%
2020	(0.45)	$13.95	8.64%	0.50%	3.22%	0.50%	$3,292,322	25%
2019	(0.45)	$13.28	8.50%	0.55%	3.49%	0.55%	$3,214,507	13%
2018	(0.46)	$12.68	(0.47)%	0.52%	3.40%	0.52%	$3,055,739	8%
2017	(0.44)	$13.20	1.91%	0.49%	3.40%	0.49%	$3,617,550	9%
Institutional Shares
Six Months Ended January 31, 2022 (Unaudited):	(0.46)	$12.95	(3.05)%	0.39%	2.65%	0.39%	$3,467,389	17%
Year Ended July 31:
2021	(0.64)	$13.82	3.80%	0.40%	2.95%	0.40%	$4,898,801	20%
2020	(0.46)	$13.94	8.78%	0.45%	3.28%	0.45%	$4,978,740	25%
2019	(0.46)	$13.27	8.58%	0.48%	3.56%	0.48%	$5,048,203	13%
2018	(0.46)	$12.67	(0.41)%	0.47%	3.46%	0.47%	$4,629,713	8%
2017	(0.45)	$13.19	1.97%	0.43%	3.45%	0.43%	$3,644,795	9%
Class A
Six Months Ended January 31, 2022 (Unaudited):	(0.44)	$12.92	(3.19)%	0.70%	2.34%	0.71%	$69,426	17%
Year Ended July 31:
2021	(0.59)	$13.79	3.50%	0.70%	2.64%	0.71%	$77,209	20%
2020	(0.42)	$13.91	8.40%	0.77%	2.96%	0.77%	$87,216	25%
2019	(0.42)	$13.24	8.20%	0.77%	3.28%	0.77%	$95,026	13%
2018	(0.43)	$12.65	(0.61)%	0.74%	3.18%	0.74%	$105,072	8%
2017	(0.41)	$13.16	1.67%	0.72%	3.17%	0.72%	$130,912	9%

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Amount is less than $0.005 per share.

(continues on next page)

See notes to financial statements.

39

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments
USAA Income Fund
Class C
Six Months Ended January 31, 2022 (Unaudited):	$13.79	0.11	(d)	(0.58)	(0.47)	(0.13)	(0.27)
Year Ended:
2021	$13.92	0.26	(d)	0.11	0.37	(0.27)	(0.23)
June 29, 2020 (f) through July 31, 2020	$13.64	0.02	(d)	0.27	0.29	(0.01)	—
R6 Shares
Six Months Ended January 31, 2022 (Unaudited):	$13.83	0.19	(d)	(0.59)	(0.40)	(0.20)	(0.27)
Year Ended July 31:
2021	$13.95	0.42	(d)	0.11	0.53	(0.42)	(0.23)
2020	$13.27	0.45	(d)	0.70	1.15	(0.43)	(0.04)
2019	$12.67	0.47		0.60	1.07	(0.47)	— (e)
2018	$13.19	0.45		(0.49)	(0.04)	(0.46)	(0.02)
December 1, 2016 (f) through July 31, 2017	$12.83	0.30		0.36	0.66	(0.30)	—

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

**  For the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning June 29, 2020, and July 1, 2019, for Class C and R6 Shares, respectively, and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

†  Does not include acquired fund fees, if any.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Amount is less than $0.005 per share.

(f)  Commencement of operations.

See notes to financial statements.

40

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses**^†(b)	Net Investment Income (Loss)(b)	Gross Expenses†(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Income Fund
Class C
Six Months Ended January 31, 2022 (Unaudited):	(0.40)	$12.92	(3.49)%	1.40%	1.63%	44.79%	$19	17%
Year Ended:
2021	(0.50)	$13.79	2.73%	1.42%	1.92%	68.87%	$19	20%
June 29, 2020 (f) through July 31, 2020	(0.01)	$13.92	2.15%	1.43%	1.93%	175.42%	$19	25%
R6 Shares
Six Months Ended January 31, 2022 (Unaudited):	(0.47)	$12.96	(2.99)%	0.28%	2.76%	0.41%	$7,943	17%
Year Ended July 31:
2021	(0.65)	$13.83	3.90%	0.30%	3.07%	0.35%	$8,094	20%
2020	(0.47)	$13.95	8.86%	0.37%	3.35%	0.37%	$21,794	25%
2019	(0.47)	$13.27	8.68%	0.39%	3.65%	0.43%	$20,840	13%
2018	(0.48)	$12.67	(0.32)%	0.39%	3.56%	0.58%	$18,874	8%
December 1, 2016 (f) through July 31, 2017	(0.30)	$13.19	5.22%	0.39%	3.50%	0.99%	$5,142	9%

See notes to financial statements.

41

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2022

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Income Fund (the "Fund"). The Fund offers five classes of shares: Fund Shares, Institutional Shares, Class A, Class C, and R6 Shares. The Fund is classified as diversified under the 1940 Act.

The Board of Trustees (the "Board") of USAA Mutual Funds Trust approved the addition of Class Z for the Fund. This new share class became effective February 5, 2021, but has not yet been funded. Class Z is only available to participants in certain eligible separately managed accounts (also referred to as wrap fee programs) and other advisory clients of Victory Capital Management Inc. ("VCM" or the "Adviser") or its affiliates that are subject to a separate contractual fee for investment management services. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, capitalized expenses, and other extraordinary expenses) do not exceed 0.00% of the Fund's Class Z for an indefinite term.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

42

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

The Adviser has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Board's oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued each business day by a pricing service approved by the Board. The approved pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of January 31, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$396,140	$—	$396,140
Collateralized Mortgage Obligations	—	302,978	—	302,978
Preferred Stocks	45,021	—	—	45,021
Senior Secured Loans	—	3,262	—	3,262
Corporate Bonds	—	2,899,157	—	2,899,157
Yankee Dollars	—	733,965	—	733,965
Government National Mortgage Association	—	263	—	263
Municipal Bonds	—	631,860	—	631,860
U.S. Government Agency Mortgages	—	212,487	—	212,487
U.S. Treasury Obligations	—	1,095,484	—	1,095,484
Commercial Paper	—	43,500	—	43,500
Collateral for Securities Loaned	36,491	—	—	36,491
Total	$81,512	$6,319,096	$—	$6,400,608

For the six months ended January 31, 2022, there were no transfers in or out of Level 3 in the fair value hierarchy.

43

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statement of Assets and Liabilities and the segregated assets are identified on the Schedule of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Mortgage- and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac," respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

44

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

Leveraged Loans:

The Fund may invest in leveraged loans, a type of bank loan. Leveraged loans are adjustable-rate bank loans made to companies rated below investment grade. The interest rates on leveraged loans are reset periodically based upon the fluctuations of a base interest rate such as the London InterBank Offered Rate ("LIBOR") and a "spread" above that base interest rate that represents a risk premium to the lending banks and/or other participating investors. Many bank loans bear an adjustable rate of interest; however, leveraged loans provide for a greater "spread" over the base interest rate than other bank loans because they are considered to represent a greater credit risk. Because they are perceived to represent a greater credit risk, leveraged loans possess certain attributes that are similar to high-yield securities. However, because they are often secured by collateral of the borrower, leveraged loans possess certain attributes that are similar to other bank loans.

Below-Investment-Grade Securities:

The Fund may invest in below-investment-grade securities (i.e., lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and Liabilities under Deposit with broker for futures contracts.

Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. The Fund did not hold futures contracts as of January 31, 2022.

45

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.

The Fund may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statement of Operations.

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of January 31, 2022.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$35,371	$—	$36,491

46

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31.

For the six months ended January 31, 2022, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended January 31, 2022, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$22,727	$—	$—

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended January 31, 2022, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities		U.S. Government Securities
Purchases	Sales	Purchases	Sales
$721,107	$1,924,507	$515,929	$339,128

47

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA Mutual Funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at www.vcm.com. As of January 31, 2022, certain fund-of-funds owned total outstanding shares of the Fund as follows:

Affiliated USAA Mutual Funds	Ownership %
USAA Cornerstone Conservative Fund	0.5
USAA Target Retirement Income Fund	0.3
USAA Target Retirement 2030 Fund	0.3
USAA Target Retirement 2040 Fund	0.1
USAA Target Retirement 2050 Fund	0.1
USAA Target Retirement 2060 Fund	0.0	*

*  Amount is less than 0.05%.

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended January 31, 2022, are reflected on the Statement of Operations as Investment advisory fees.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the prior investment adviser to the Fund, announced that AMCO would be acquired by Victory Capital Holdings Inc. (the "Transaction"). A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and VCM. The Transaction closed on July 1, 2019, and effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and no performance adjustments were made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter is utilized in calculating future performance adjustments.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing each class' performance to that of the Lipper A Rated Bond Funds Index. The Lipper A Rated Bond Funds Index tracks the total return performance of the largest funds within the Lipper A Rated Bond Funds category.

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

48

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper A Rated Bond Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period August 1, 2021, to January 31, 2022, performance adjustments were $(942), $(1,406), $(26), less than $(1), and $(5) for Fund Shares, Institutional Shares, Class A, Class C, and R6 Shares, in thousands, respectively. Performance adjustments were (0.06)%, (0.07)%, (0.07)%, (0.03)%, and (0.11)% for Fund Shares, Institutional Shares, Class A, Class C, and R6 Shares, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended January 31, 2022, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, 0.15%, 0.15% and 0.05%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, Class A, Class C, and R6 Shares, respectively. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares, Class A, Class C, and R6 Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10%, 0.10%, 0.10%, and 0.01%,

49

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended January 31, 2022, are reflected on the Statement of Operations as Transfer agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A and 1.00% of the average daily net assets of Class C. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A and Class C. Amounts incurred and paid to the Distributor for the six months ended January 31, 2022, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions in connection with sales of Class A and Class C. For the six months ended January 31, 2022, the Distributor received less than $1 thousand from commissions earned in connection with sales of Class A and did not receive any commissions in connection with sales of Class C.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of January 31, 2022, the expense limits (excluding voluntary waivers) were 0.52%, 0.46%, 0.77%, 1.43%, and 0.39% for Fund Shares, Institutional Shares, Class A, Class C, and R6 Shares, respectively.

Under the terms of the expense limitation agreement, as amended May 1, 2021, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Adviser was permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of January 31, 2022, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at January 31, 2022.

Expires 2022	Expires 2023	Expires 2024	Expires 2025	Total
$2	$3	$28	$14	$47

50

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended January 31, 2022.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.

Interest Rate Risk — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security's maturity can increase the security's sensitivity to interest rate changes.

Decisions by the U.S. Federal Reserve (also known as the "Fed") regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.

LIBOR Discontinuation Risk — The LIBOR discontinuation may adversely affect the financial markets generally and the Fund's operations, finances and investments specifically. LIBOR has been the principal floating-rate benchmark in the financial markets, and a large portion of the Fund's assets are tied to LIBOR. However, LIBOR has been or will be discontinued as a floating rate benchmark. The date of discontinuation depends on the LIBOR currency and tenor. With limited exceptions, no new LIBOR obligations will be entered into after December 31, 2021. Existing LIBOR obligations have transitioned or will transition to another benchmark, depending on the LIBOR currency and tenor. For some existing LIBOR-based obligations, the contractual consequences of the discontinuation of LIBOR may not be clear.

51

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

Non-LIBOR floating-rate obligations, including Secured Overnight Financing Rate ("SOFR")-based obligations, may have returns and values that fluctuate more than those of floating-rate debt obligations that are based on LIBOR or other rates. Also, because SOFR and some alternative floating rates are relatively new market indexes, markets for certain non-LIBOR obligations may never develop or may not be liquid. Market terms for non-LIBOR floating rate obligations, such as the spread over the index reflected in interest-rate provisions, may evolve over time, and prices of non-LIBOR floating rate obligations may be different depending on when they are issued and changing views about correct spread levels.

Various SOFR-based rates, including SOFR-based term rates, and various non-SOFR-based rates are expected to develop in response to the discontinuation of U.S. dollar LIBOR, which may create various risks for the Fund and the financial markets more generally. There are non-LIBOR forward-looking floating rates that are not based on SOFR and that may be considered by participants in the financial markets as LIBOR alternatives. Such rates include Ameribor (American Interbank Offered Rate), BSBY (Bloomberg Short-Term Bank Yield Index) and BYI (Bank Yield Index). Unlike forward-looking SOFR-based term rates, such rates are intended to reflect a bank credit spread component.

It is not clear how replacement rates for LIBOR — including SOFR-based rates and non-SOFR-based rates — will develop and to what extent they will be used. There is no assurance that these replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect on the Fund and the financial markets more generally. Concerns about market depth and stability could affect the development of non-SOFR-based term rates, and such rates may create various risks, which may or may not be similar to the risks relating to SOFR.

7. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 28, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended January 31, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one-month LIBOR plus one percent, with LIBOR to be replaced by a different benchmark rate in accordance with the terms of the agreement) on amounts borrowed. Prior to June 28, 2021, the Victory Funds Complex paid an annual commitment fee of 0.15% and an upfront fee of 0.10%. Each fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended January 31, 2022.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund

52

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended January 31, 2022, were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at January 31, 2022	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$15,106	5	0.58%	$25,531

*  For the six months ended January 31, 2022, based on the number of days borrowings were outstanding.

8. Federal Income Tax Information:

The Fund intends to distribute any net investment income monthly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending July 31, 2022.

As of July 31, 2021, the Fund had no capital loss carryforwards for federal income tax purposes.

9. Subsequent Events:

On December 10, 2021, the Board approved a Plan of Liquidation for the USAA Income Fund Class C, which will be liquidated on or about February 28, 2022. Effective January 3, 2022, the USAA Income Fund Class C were closed to new investors.

On March 11, 2022, the Board approved a Plan of Liquidation for the USAA Income Fund Class Z shares which will be liquidated on or about March 30, 2022.

53

USAA Mutual Funds Trust	Supplemental Information January 31, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2021, through January 31, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/21	Actual Ending Account Value 1/31/22	Hypothetical Ending Account Value 1/31/22	Actual Expenses Paid During Period 8/1/21- 1/31/22*	Hypothetical Expenses Paid During Period 8/1/21- 1/31/22*	Annualized Expense Ratio During Period 8/1/21- 1/31/22
Fund Shares	$1,000.00	$969.40	$1,022.99	$2.18	$2.24	0.44%
Institutional Shares	1,000.00	969.50	1,023.24	1.94	1.99	0.39%
Class A	1,000.00	968.10	1,021.68	3.47	3.57	0.70%
Class C	1,000.00	965.10	1,018.15	6.93	7.12	1.40%
R6 Shares	1,000.00	970.10	1,023.79	1.39	1.43	0.28%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

54

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2022

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement

USAA Income Fund (the "Fund")

At a meeting of the Board of Trustees (the "Board") of USAA Mutual Funds Trust (the "Trust") held on December 9-10, 2021, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Victory Capital Management Inc. (the "Adviser") with respect to the Fund. Prior to the December 9-10, 2021 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 19, 2021.

In advance of the foregoing meetings, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board's conclusions may be based, in part, on its consideration of these same arrangements in prior years.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Adviser under the Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board also took into account its knowledge of the Adviser's management and the quality of the performance of the Adviser's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, shareholder

55

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2022

  (Unaudited)

services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund's compliance programs, (ii) risk management programs, (iii) liquidity risk management programs, and (iv) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Adviser's management style and the performance of the Adviser's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Adviser's process for monitoring "best execution," also was considered. The Adviser's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Adviser's risk management processes. The Board considered the Adviser's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the "expense group") and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's net management fee rate — which includes advisory and administrative services and the effects of any performance adjustment1, as well as any fee waivers and reimbursements — was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses, including after any reimbursements, were below the median of its expense group and its expense universe. The Board also took into account the Adviser's current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates and noted the high quality of services received by the Fund.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe for the one-, three-, five- and ten-year periods ended September 30, 2021, and was above its Lipper index for the one-year period and below its Lipper index for the three-, five- and ten-year periods ended September 30, 2021.

1  The Adviser previously agreed that no performance adjustment (positive or negative) would be made to the amount payable to the Adviser from July 1, 2019, through June 30, 2020.

56

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2022

  (Unaudited)

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser's relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.

Economies of Scale — The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board also considered the effect of the change in size, if any, of each of the Fund's classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

57

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
www.vcm.com	(800) 235-8396

23424-0322

January 31, 2022

Semi Annual Report

USAA Short-Term Bond Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	35
Statement of Operations	36
Statements of Changes in Net Assets	37
Financial Highlights	40
Notes to Financial Statements	44
Supplemental Information	56
Proxy Voting and Portfolio Holdings Information	56
Expense Examples	56
Advisory Contract Approval	57
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Short-Term Bond Fund	January 31, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks high current income consistent with preservation of principal.

Asset Allocation*:

January 31, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (30.0%)
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24 @ 100 (a)	$5,500	$5,304
American Credit Acceptance Receivables Trust, Series 2019-2, Class E, 4.29%, 6/12/25, Callable 2/12/23 @ 100 (a)	5,375	5,514
American Credit Acceptance Receivables Trust, Series 2019-2, Class D, 3.41%, 6/12/25, Callable 2/12/23 @ 100 (a)	3,000	3,036
American Credit Acceptance Receivables Trust, Series 2019-3, Class D, 2.89%, 9/12/25, Callable 5/12/23 @ 100 (a)	700	709
American Credit Acceptance Receivables Trust, Series 2018-3, Class D, 4.14%, 10/15/24, Callable 7/12/22 @ 100 (a)	342	343
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85%, 6/15/26, Callable 7/13/23 @ 100 (a)	3,000	3,015
AmeriCredit Automobile Receivables Trust, Series 2017-4, Class C, 2.60%, 9/18/23, Callable 6/18/22 @ 100	966	967
AmeriCredit Automobile Receivables Trust, Series 2017-4, Class D, 3.08%, 12/18/23, Callable 6/18/22 @ 100	1,921	1,936
AMSR Trust, Series 2021-SFR1, Class C, 2.35%, 6/17/38 (a)	1,200	1,147
AMSR Trust, Series 2021-SFR1, Class B, 2.15%, 6/17/38 (a)	2,000	1,916
AMSR Trust, Series 2021-SFR1, Class A, 1.95%, 6/17/38 (a)	2,000	1,940
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class B, 2.20%, 1/20/28, Callable 10/20/25 @ 100 (a)	2,162	2,159
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class A2, 1.64%, 10/20/27, Callable 10/20/25 @ 100 (a)	2,375	2,371
ARI Fleet Lease Trust, Series 2020-A, Class B, 2.06%, 11/15/28, Callable 2/15/23 @ 100 (a)	1,470	1,479
ARI Fleet Lease Trust, Series 2021-A, Class B, 1.13%, 3/15/30, Callable 5/15/24 @ 100 (a)	2,650	2,564
ARI Fleet Lease Trust, Series 2021-A, Class A3, 0.68%, 3/15/30, Callable 5/15/24 @ 100 (a)	2,550	2,492
ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, 8/15/28, Callable 2/15/23 @ 100 (a)	2,250	2,264
ARI Fleet Lease Trust, Series 2019-A, Class A3, 2.53%, 11/15/27, Callable 12/15/22 @ 100 (a)	5,000	5,058
Atalaya Equipment Leasing Trust, Series 2022-1A, Class B, 2.08%, 2/15/27, Callable 10/15/24 @ 100 (a)	2,467	2,448
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.35%, 9/22/25, Callable 10/20/24 @ 100 (a)	3,300	3,422
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class B, 2.68%, 8/20/26, Callable 9/20/25 @ 100 (a)	4,000	4,045
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.45%, 3/20/23, Callable 4/20/22 @ 100 (a)	1,656	1,660
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.36%, 3/20/26, Callable 4/20/25 @ 100 (a)	5,000	5,063
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class B, 3.70%, 3/20/23, Callable 4/20/22 @ 100 (a)	733	735
Avis Budget Rental Car Funding AESOP LLC, Series 2018-1A, Class C, 4.73%, 9/20/24, Callable 10/20/23 @ 100 (a)	2,500	2,592
Bank of The West Auto Trust, Series 2017-1, Class A4, 2.33%, 9/15/23, Callable 2/15/22 @ 100 (a)	2,276	2,278

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Bank of The West Auto Trust, Series 2019-1, Class B, 2.76%, 1/15/25, Callable 5/15/23 @ 100 (a)	$3,300	$3,360
Bank of The West Auto Trust, Series 2018-1, Class A4, 3.59%, 12/15/23, Callable 5/15/22 @ 100 (a)	2,424	2,439
Bank of The West Auto Trust, Series 2019-1, Class A4, 2.51%, 10/15/24, Callable 5/15/23 @ 100 (a)	7,500	7,604
Bank of The West Auto Trust, Series 2019-1, Class C, 2.90%, 4/15/25, Callable 5/15/23 @ 100 (a)	1,400	1,426
Bank of The West Auto Trust, Series 2017-1, Class C, 2.96%, 2/15/24, Callable 2/15/22 @ 100 (a)	5,000	5,004
California Republic Auto Receivables Trust, Series 2018-1, Class D, 4.33%, 4/15/25, Callable 9/15/22 @ 100	3,531	3,599
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B, 3.63%, 1/19/24, Callable 4/19/22 @ 100 (a)	2,715	2,733
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class C, 2.49%, 5/19/26, Callable 7/19/23 @ 100 (a)	2,405	2,433
Canadian Pacer Auto Receivables Trust, Series 2021-1A, Class C, 1.46%, 12/20/27, Callable 12/19/24 @ 100 (a)	3,594	3,475
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class A4, 3.44%, 8/21/23, Callable 4/19/22 @ 100 (a)	4,089	4,110
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class C, 4.07%, 3/19/25, Callable 4/19/22 @ 100 (a)	5,375	5,406
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class B, 2.00%, 7/21/25, Callable 7/19/23 @ 100 (a)	2,000	2,016
CARDS II Trust, Series 2021-1A, Class A, 0.60%, 4/15/27 (a)	9,200	9,024
CarMax Auto Owner Trust, Series 2020-1, Class B, 2.21%, 9/15/25, Callable 10/15/23 @ 100	3,188	3,223
CarMax Auto Owner Trust, Series 2020-2, Class B, 2.90%, 8/15/25, Callable 11/15/23 @ 100	1,806	1,848
CarMax Auto Owner Trust, Series 2020-1, Class C, 2.34%, 11/17/25, Callable 10/15/23 @ 100	3,270	3,313
CarMax Auto Owner Trust, Series 2018-2, Class D, 3.99%, 4/15/25, Callable 5/15/22 @ 100	800	807
CarMax Auto Owner Trust, Series 2019-4, Class C, 2.60%, 9/15/25, Callable 9/15/23 @ 100	5,163	5,244
CarMax Auto Owner Trust, Series 2019-1, Class B, 3.45%, 11/15/24, Callable 2/15/23 @ 100	1,923	1,968
CarMax Auto Owner Trust, Series 2021-4, Class D, 1.48%, 3/15/28, Callable 11/15/24 @ 100	4,719	4,564
CarMax Auto Owner Trust, Series 2020-2, Class D, 5.75%, 5/17/27, Callable 11/15/23 @ 100	2,348	2,501
CarMax Auto Owner Trust, Series 2018-1, Class D, 3.37%, 7/15/24, Callable 3/15/22 @ 100	500	502
CarNow Auto Receivables Trust, Series 2021-1A, Class B, 1.38%, 2/17/26, Callable 9/15/23 @ 100 (a)	1,094	1,094
CarNow Auto Receivables Trust, Series 2021-1A, Class A, 0.97%, 10/15/24, Callable 9/15/23 @ 100 (a)	1,001	1,001
CARS LP, Series 2020-1A, Class A1, 2.69%, 2/15/50, Callable 2/15/23 @ 100 (a)	3,902	3,915

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
CARS-DB5 LP, Series 2021-1A, Class A1, 1.44%, 8/15/51, Callable 8/15/24 @ 100 (a)	$1,940	$1,843
Carvana Auto Receivables Trust, Series 2021-N2, Class A2, 0.97%, 3/10/28, Callable 1/10/25 @ 100	1,250	1,227
Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.30%, 1/10/28, Callable 6/10/24 @ 100	2,000	1,996
Carvana Auto Receivables Trust, Series 2020-P1, Class D, 1.82%, 9/8/27, Callable 2/8/25 @ 100	1,318	1,286
Carvana Auto Receivables Trust, Series 2021-N1, Class A, 0.70%, 1/10/28, Callable 6/10/24 @ 100	1,257	1,241
Carvana Auto Receivables Trust, Series 2021-N2, Class D, 1.27%, 3/10/28, Callable 1/10/25 @ 100	3,760	3,706
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.75%, 3/10/28, Callable 1/10/25 @ 100	1,750	1,731
Carvana Auto Receivables Trust, Series 2021-N2, Class C, 1.07%, 3/10/28, Callable 1/10/25 @ 100	1,500	1,482
Carvana Auto Receivables Trust, Series 2021-N1, Class B, 1.09%, 1/10/28, Callable 6/10/24 @ 100	2,389	2,378
Carvana Auto Receivables Trust, Series 2019-3A, Class D, 3.04%, 4/15/25, Callable 6/15/24 @ 100 (a)	3,000	3,052
Carvana Auto Receivables Trust, Series 2021-N3, Class A2, 1.11%, 6/12/28, Callable 7/10/25 @ 100	3,500	3,386
Carvana Auto Receivables Trust, Series 2021-N3, Class B, 0.66%, 6/12/28, Callable 7/10/25 @ 100	5,000	4,944
Carvana Auto Receivables Trust, Series 2021-N3, Class C, 1.02%, 6/12/28, Callable 7/10/25 @ 100	1,750	1,722
Carvana Auto Receivables Trust, Series 2021-N1, Class D, 1.50%, 1/10/28, Callable 6/10/24 @ 100	2,750	2,743
CCG Receivables Trust, Series 2019-2, Class B, 2.55%, 3/15/27, Callable 12/14/22 @ 100 (a)	3,500	3,545
CCG Receivables Trust, Series 2019-1, Class B, 3.22%, 9/14/26, Callable 9/14/22 @ 100 (a)	3,776	3,824
CCG Receivables Trust, Series 2019-1, Class C, 3.57%, 9/14/26, Callable 9/14/22 @ 100 (a)	875	889
CF Hippolyta LLC, Series 2021-1A, Class A1, 1.53%, 3/15/61, Callable 3/15/24 @ 100 (a)	2,894	2,806
Chase Auto Credit Linked Notes, Series 2020-1, Class D, 1.89%, 1/25/28, Callable 12/25/23 @ 100 (a)	481	482
Chase Auto Credit Linked Notes, Series 2020-1, Class C, 1.39%, 1/25/28, Callable 12/25/23 @ 100 (a)	1,177	1,177
Chase Auto Credit Linked Notes, Series 2020-1, Class B, 0.99%, 1/25/28, Callable 12/25/23 @ 100 (a)	3,021	3,016
Chesapeake Funding II LLC, Series 2019-1A, Class A1, 2.94%, 4/15/31, Callable 6/15/22 @ 100 (a)	5,211	5,245
Chesapeake Funding II LLC, Series 1A, Class A1, 0.47%, 4/15/33 (a)	2,305	2,275
Chesapeake Funding LLC, Series 2019-1A, Class B, 3.11%, 4/15/31, Callable 6/15/22 @ 100 (a)	6,000	6,050
College Loan Corp. Trust, Series 2005-2, Class B, 0.61% (LIBOR03M+49bps), 1/15/37, Callable 7/15/28 @ 100 (c)	1,065	1,011

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Conn's Receivables Funding LLC, Series 2020-A, Class A, 1.71%, 6/16/25, Callable 7/15/22 @ 100 (a)	$302	$302
Conn's Receivables Funding LLC, Series 2021-A, Class B, 2.87%, 5/15/26, Callable 7/15/23 @ 100.25 (a)	1,350	1,350
Conn's Receivables Funding LLC, Series 2021-A, Class A, 1.05%, 5/15/26, Callable 7/15/23 @ 100 (a)	3,946	3,941
CPS Auto Receivables Trust, Series 2018-D, Class E, 5.82%, 6/16/25, Callable 3/15/23 @ 100 (a)	5,000	5,197
CPS Auto Receivables Trust, Series 2020-C, Class B, 1.01%, 1/15/25, Callable 12/15/23 @ 100 (a)	2,459	2,460
CPS Auto Receivables Trust, Series 2021-C, Class B, 0.84%, 7/15/25, Callable 1/15/25 @ 100 (a)	5,000	4,962
Credit Acceptance Auto Loan Trust, Series 2021-4, Class A, 1.26%, 10/15/30, Callable 4/15/25 @ 100 (a)	667	657
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class B, 1.38%, 7/15/30, Callable 11/15/24 @ 100 (a)	1,000	982
Credit Acceptance Auto Loan Trust, Series 2021-4, Class B, 1.74%, 12/16/30, Callable 4/15/25 @ 100 (a)	640	630
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00%, 5/15/30, Callable 11/15/24 @ 100 (a)	1,455	1,435
Credit Acceptance Auto Loan Trust, Series 2021-4, Class C, 1.94%, 2/18/31, Callable 4/15/25 @ 100 (a)	1,000	982
Credit Acceptance Auto Loan Trust, Series 2019-3A, Class C, 3.06%, 3/15/29, Callable 9/15/23 @ 100 (a)	2,625	2,678
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.63%, 9/16/30, Callable 11/15/24 @ 100 (a)	3,000	2,939
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class A, 0.96%, 2/15/30, Callable 12/15/24 @ 100 (a)	2,000	1,972
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.39%, 4/16/29, Callable 1/15/24 @ 100 (a)	2,059	2,074
Credit Acceptance Auto Loan Trust, Series 2019-3A, Class A, 2.38%, 11/15/28, Callable 9/15/23 @ 100 (a)	1,742	1,753
Credit Acceptance Auto Loan Trust, Series 2019-3A, Class B, 2.86%, 1/16/29, Callable 9/15/23 @ 100 (a)	7,330	7,458
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class C, 2.59%, 6/15/29, Callable 1/15/24 @ 100 (a)	4,000	4,045
Crossroads Asset Trust, Series 2021-A, Class B, 1.12%, 6/20/25, Callable 5/20/24 @ 100 (a)	1,350	1,339
Crossroads Asset Trust, Series 2021-A, Class A2, 0.82%, 3/20/24, Callable 5/20/24 @ 100 (a)	839	837
Dell Equipment Finance Trust, Series 2020-1, Class B, 2.98%, 4/24/23, Callable 10/22/22 @ 100 (a)	775	785
Dell Equipment Finance Trust, Series 2020-1, Class A3, 2.24%, 2/22/23, Callable 10/22/22 @ 100 (a)	2,813	2,829
Dell Equipment Finance Trust, Series 2020-2, Class D, 1.92%, 3/23/26, Callable 6/22/23 @ 100 (a)	2,125	2,130
Dell Equipment Finance Trust, Series 2020-2, Class C, 1.37%, 1/22/24, Callable 6/22/23 @ 100 (a)	4,000	3,994
Dell Equipment Finance Trust, Series 2020-2, Class B, 0.92%, 11/22/23, Callable 6/22/23 @ 100 (a)	3,000	2,982

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Dell Equipment Finance Trust, Series 2020-2, Class A3, 0.57%, 10/23/23, Callable 6/22/23 @ 100 (a)	$1,000	$996
Dell Equipment Finance Trust, Series 2019-2, Class C, 2.18%, 10/22/24, Callable 5/22/22 @ 100 (a)	2,700	2,715
Dell Equipment Finance Trust, Series 2019-1, Class D, 3.45%, 3/24/25, Callable 2/22/22 @ 100 (a)	3,000	3,005
Dell Equipment Finance Trust, Series 2021-2, Class D, 1.21%, 6/22/27, Callable 4/22/24 @ 100 (a)	2,188	2,125
Dell Equipment Finance Trust, Series 2020-1, Class A2, 2.26%, 6/22/22, Callable 10/22/22 @ 100 (a)	177	177
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/49, Callable 9/20/25 @ 100 (a)	3,333	3,158
Diamond Infrastructure Funding LLC, Series 2021-1A, Class B, 2.35%, 4/15/49, Callable 9/20/25 @ 100 (a)	3,000	2,894
Diamond Issuer, Series 2021-1A, Class B, 2.70%, 11/20/51, Callable 11/20/25 @ 100 (a)	3,273	3,215
Diamond Resorts Owner Trust, Series 2021-1A, Class B, 2.05%, 11/21/33, Callable 1/20/25 @ 100 (a)	1,256	1,247
Diamond Resorts Owner Trust, Series 2021-1A, Class A, 1.51%, 11/21/33, Callable 1/20/25 @ 100 (a)	2,177	2,137
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class B, 0.98%, 12/11/34 (a)	4,423	4,346
Donlen Fleet Lease Funding LLC, Series 2, Class C, 1.20%, 12/11/34 (a)	5,000	4,896
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02%, 6/15/27, Callable 9/15/23 @ 100	3,542	3,527
Drive Auto Receivables Trust, Series 2018-4, Class D, 4.09%, 1/15/26, Callable 10/15/22 @ 100	1,262	1,278
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65%, 7/15/25, Callable 9/15/23 @ 100	3,750	3,743
Drive Auto Receivables Trust, Series 2018-1, Class D, 3.81%, 5/15/24, Callable 5/15/22 @ 100	562	564
Drive Auto Receivables Trust, Series 2018-3, Class D, 4.30%, 9/16/24, Callable 9/15/22 @ 100	1,142	1,153
Drive Auto Receivables Trust, Series 2018-2, Class D, 4.14%, 8/15/24, Callable 8/15/22 @ 100	1,522	1,535
DT Auto Owner Trust, Series 2018-2A, Class D, 4.15%, 3/15/24, Callable 8/15/22 @ 100 (a)	990	997
DT Auto Owner Trust, Series 2019-4A, Class C, 2.73%, 7/15/25, Callable 11/15/23 @ 100 (a)	4,747	4,780
DT Auto Owner Trust, Series 2021-3A, Class B, 0.58%, 11/17/25, Callable 4/15/25 @ 100 (a)	5,350	5,268
DT Auto Owner Trust, Series 2021-3A, Class C, 0.87%, 5/17/27, Callable 4/15/25 @ 100 (a)	3,125	3,053
Encina Equipment Finance LLC, Series 2021-1A, Class C, 1.39%, 6/15/27, Callable 1/15/24 @ 100 (a)	846	832
Encina Equipment Finance LLC, Series 2021-1A, Class D, 1.69%, 11/15/27, Callable 1/15/24 @ 100 (a)	1,538	1,500
Encina Equipment Finance LLC, Series 2021-1A, Class A2, 0.74%, 12/15/26, Callable 1/15/24 @ 100 (a)	877	873
Encina Equipment Finance LLC, Series 2021-1A, Class B, 1.21%, 2/15/27, Callable 1/15/24 @ 100 (a)	713	707

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Enterprise Fleet Financing LLC, Series 2021-1, Class A2, 0.44%, 12/21/26, Callable 7/20/24 @ 100 (a)	$2,702	$2,680
Enterprise Fleet Financing LLC, Series 2020-1, Class A3, 1.86%, 12/22/25, Callable 8/20/23 @ 100 (a)	2,050	2,065
Enterprise Fleet Financing LLC, Series 2019-1, Class A3, 3.07%, 10/20/24, Callable 5/20/22 @ 100 (a)	1,000	1,005
Evergreen Credit Card Trust, Series 2021-1A, Class A, 0.90%, 10/15/26, Callable 11/15/24 @ 100 (a)	3,500	3,439
Evergreen Credit Card Trust, Series 2019-2, Class B, 2.27%, 9/15/24 (a)	3,562	3,590
Exeter Automobile Receivables Trust, Series 2018-3, Class D, 4.35%, 6/17/24, Callable 3/15/23 @ 100 (a)	1,637	1,663
Exeter Automobile Receivables Trust, Series 2019-3, Class C, 2.79%, 5/15/24, Callable 9/15/23 @ 100 (a)	1,582	1,589
Exeter Automobile Receivables Trust, Series 2019-4, Class C, 2.44%, 9/16/24, Callable 10/15/23 @ 100 (a)	2,599	2,610
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30%, 3/15/24, Callable 8/15/23 @ 100 (a)	1,511	1,516
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11%, 8/15/25, Callable 9/15/23 @ 100 (a)	5,000	5,075
Exeter Automobile Receivables Trust, Series 2021-2A, Class C, 0.98%, 6/15/26, Callable 4/15/24 @ 100	3,000	2,976
Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49%, 1/15/25, Callable 10/15/23 @ 100 (a)	4,515	4,541
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32%, 7/15/25, Callable 4/15/24 @ 100	2,361	2,364
First Investors Auto Owner Trust, Series 2019-1A, Class D, 3.55%, 4/15/25, Callable 1/15/23 @ 100 (a)	1,450	1,479
First Investors Auto Owner Trust, Series 2018-2A, Class F, 7.31%, 9/15/25, Callable 1/15/23 @ 100 (a)	3,900	3,998
First Investors Auto Owner Trust, Series 2020-1A, Class C, 2.55%, 2/17/26, Callable 6/15/23 @ 100 (a)	5,000	5,044
First Investors Auto Owner Trust, Series 2019-2A, Class C, 2.71%, 12/15/25, Callable 7/15/23 @ 100 (a)	7,403	7,478
First Investors Auto Owner Trust, Series 2019-2, Class B, 2.47%, 1/15/25, Callable 7/15/23 @ 100 (a)	3,640	3,656
First Investors Auto Owner Trust, Series 2020-1A, Class B, 1.85%, 2/17/26, Callable 6/15/23 @ 100 (a)	3,880	3,888
First Investors Auto Owner Trust, Series 2017-2, Class D, 3.56%, 9/15/23, Callable 2/15/22 @ 100 (a)	3,544	3,547
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.14%, 12/17/38 (a)	1,000	988
FirstKey Homes Trust, Series 2021-SFR3, Class C, 2.54%, 12/17/38 (a)	1,750	1,715
FirstKey Homes Trust, Series 2021-SFR1, Class B, 1.79%, 8/17/28 (a)	3,000	2,876
FirstKey Homes Trust, Series 2021-SFR2, Class B, 1.61%, 9/17/26 (a)	2,308	2,192
FirstKey Homes Trust, Series 2021-SFR1, Class C, 1.89%, 8/17/28 (a)	3,000	2,876
FirstKey Homes Trust, Series 2021-SFR3, Class B, 2.44%, 12/17/38 (a)	1,000	981
Flagship Credit Auto Trust, Series 2021-1, Class C, 0.91%, 3/15/27, Callable 12/15/23 @ 100 (a)	2,700	2,658
Flagship Credit Auto Trust, Series 2021-3, Class B, 0.95%, 7/15/27, Callable 5/15/25 @ 100 (a)	3,300	3,219

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Flagship Credit Auto Trust, Series 2019-4, Class E, 4.11%, 3/15/27, Callable 1/15/24 @ 100 (a)	$2,765	$2,822
Flagship Credit Auto Trust, Series 2020-2, Class D, 5.75%, 4/15/26, Callable 10/15/23 @ 100 (a)	5,000	5,288
Flagship Credit Auto Trust, Series 2021-1, Class B, 0.68%, 2/16/27, Callable 12/15/23 @ 100 (a)	3,100	3,072
Flagship Credit Auto Trust, Series 2020-4, Class B, 1.00%, 10/15/25, Callable 11/15/23 @ 100 (a)	3,750	3,742
Flagship Credit Auto Trust, Series 2017-3, Class E, 5.26%, 10/15/24, Callable 6/15/22 @ 100 (a)	5,150	5,232
Flagship Credit Auto Trust, Series 2019-2, Class D, 3.53%, 5/15/25, Callable 12/15/23 @ 100 (a)	3,000	3,064
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/51, Callable 11/25/25 @ 100 (a)	5,000	5,003
Ford Credit Auto Lease Trust, Series 2021-A, Class C, 0.78%, 9/15/25, Callable 6/15/23 @ 100	1,250	1,237
Ford Credit Auto Lease Trust, Series 2020-A, Class B, 2.05%, 6/15/23, Callable 8/15/22 @ 100	5,000	5,026
Ford Credit Auto Owner Trust, Series 2020-1, Class C, 2.54%, 8/15/31, Callable 2/15/25 @ 100 (a)	5,000	5,042
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04%, 8/15/31, Callable 2/15/25 @ 100 (a)	2,667	2,690
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29%, 8/15/31, Callable 2/15/25 @ 100 (a)	5,000	5,039
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class B, 0.87%, 1/15/26, Callable 11/15/24 @ 100 (a)	2,344	2,307
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class B, 2.15%, 5/17/27, Callable 11/15/25 @ 100 (a)	2,000	1,997
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class A3, 0.64%, 7/15/25, Callable 11/15/24 @ 100 (a)	2,571	2,550
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class A3, 0.81%, 5/15/26, Callable 1/15/24 @ 100 (a)	4,300	4,240
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class B, 1.31%, 7/15/27, Callable 1/15/24 @ 100 (a)	5,749	5,661
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class C, 1.02%, 9/15/26, Callable 11/15/24 @ 100 (a)	1,325	1,297
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class A3, 1.83%, 12/15/26, Callable 11/15/25 @ 100 (a)	1,200	1,197
FRTKL, Series 2021-SFR1, Class B, 1.72%, 9/17/38 (a)	1,500	1,438
GLS Auto Receivables Issuer Trust, Series 2021-1A, Class B, 0.82%, 4/15/25, Callable 1/15/24 @ 100 (a)	2,500	2,496
GLS Auto Receivables Issuer Trust, Series 2020-4A, Class C, 1.14%, 11/17/25, Callable 1/15/24 @ 100 (a)	1,781	1,775
GLS Auto Receivables Issuer Trust, Series 2020-3A, Class B, 1.38%, 8/15/24, Callable 2/15/24 @ 100 (a)	2,735	2,739
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class B, 0.78%, 11/17/25, Callable 12/15/25 @ 100 (a)	2,750	2,710
GLS Auto Receivables Issuer Trust, Series 4A, Class B, 1.53%, 4/15/26, Callable 4/15/27 @ 100 (a)	1,000	995
See notes to financial statements.

9

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
GLS Auto Receivables Issuer Trust, Series 4A, Class A, 0.84%, 7/15/25, Callable 4/15/27 @ 100 (a)	$1,903	$1,898
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class C, 1.11%, 9/15/26, Callable 12/15/25 @ 100 (a)	3,611	3,537
GLS Auto Receivables Issuer Trust, Series 2A, Class C, 4.57%, 4/15/26, Callable 4/15/24 @ 100 (a)	1,250	1,303
GLS Auto Receivables Trust, Series 2021-2A, Class C, 1.08%, 6/15/26, Callable 12/15/24 @ 100 (a)	3,043	2,994
GLS Auto Receivables Trust, Series 2021-2A, Class B, 0.77%, 9/15/25, Callable 12/15/24 @ 100 (a)	5,000	4,958
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56%, 7/22/24, Callable 12/20/22 @ 100	1,625	1,645
GM Financial Automobile Leasing Trust, Series 2020-3, Class B, 0.76%, 10/21/24, Callable 4/20/23 @ 100	2,000	1,989
GM Financial Automobile Leasing Trust, Series 2020-1, Class B, 1.84%, 12/20/23, Callable 7/20/22 @ 100	3,261	3,276
GM Financial Automobile Leasing Trust, Series 2020-3, Class C, 1.11%, 10/21/24, Callable 4/20/23 @ 100	1,786	1,778
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class C, 3.07%, 11/18/24, Callable 12/16/22 @ 100	2,000	2,035
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class B, 2.54%, 8/18/25, Callable 10/16/23 @ 100	1,500	1,525
GMF Floorplan Owner Revolving Trust, Series 2020-2, Class B, 0.96%, 10/15/25 (a)	1,750	1,732
GMF Floorplan Owner Revolving Trust, Series 2020-2, Class C, 1.31%, 10/15/25 (a)	2,250	2,233
Golden Credit Card Trust, Series 2021-1A, Class A, 1.14%, 8/15/28 (a)	5,000	4,847
Great American Auto Leasing, Inc., Series 2019-1, Class A4, 3.21%, 2/18/25, Callable 12/15/22 @ 100 (a)	1,000	1,013
GreatAmerica Leasing Receivables Funding LLC, Series 2020-1, Class B, 2.00%, 2/16/26, Callable 12/15/23 @ 100 (a)	1,090	1,097
Hertz Vehicle Financing III LLC, Series 2022-1A, Class A, 1.99%, 6/25/26, Callable 6/25/25 @ 100 (a)	1,000	997
Hertz Vehicle Financing III LLC, Series 2022-1A, Class B, 2.19%, 6/25/26, Callable 6/25/25 @ 100 (a)	2,250	2,243
Hertz Vehicle Financing III LLC, Series 2022-1A, Class C, 2.63%, 6/25/26, Callable 6/25/25 @ 100 (a)	2,700	2,691
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 8/20/22 @ 100 (a)	1,350	1,356
HPEFS Equipment Trust, Series 2020-1A, Class C, 2.03%, 2/20/30, Callable 2/20/23 @ 100 (a)	2,851	2,866
HPEFS Equipment Trust, Series 2021-2A, Class C, 0.88%, 9/20/28, Callable 7/20/24 @ 100 (a)	3,843	3,758
HPEFS Equipment Trust, Series 2019-1A, Class B, 2.32%, 9/20/29, Callable 8/20/22 @ 100 (a)	536	537
HPEFS Equipment Trust, Series 2019-1A, Class D, 2.72%, 9/20/29, Callable 8/20/22 @ 100 (a)	3,000	3,024
HPEFS Equipment Trust, Series 2020-2A, Class B, 1.20%, 7/22/30, Callable 5/20/23 @ 100 (a)	4,167	4,171

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
HPEFS Equipment Trust, Series 2020-2A, Class C, 2.00%, 7/22/30, Callable 5/20/23 @ 100 (a)	$3,400	$3,416
HPEFS Equipment Trust, Series 2021-1A, Class C, 0.75%, 3/20/31, Callable 3/20/24 @ 100 (a)	2,500	2,457
HPEFS Equipment Trust, Series 2021-2A, Class D, 1.29%, 3/20/29, Callable 7/20/24 @ 100 (a)	2,719	2,656
HPEFS Equipment Trust, Series 2021-1A, Class D, 1.03%, 3/20/31, Callable 3/20/24 @ 100 (a)	3,700	3,629
JPMorgan Chase Bank NA, Series 2021-2, Class B, 0.89%, 12/26/28, Callable 8/25/24 @ 100 (a)	1,871	1,854
JPMorgan Chase Bank NA, Series 2021-3, Class D, 1.01%, 2/26/29, Callable 9/25/24 @ 100 (a)	2,665	2,637
JPMorgan Chase Bank NA, Series 2021-1, Class C, 1.02%, 9/25/28, Callable 9/25/24 @ 100 (a)	2,091	2,076
JPMorgan Chase Bank NA, Series 2020-2, Class D, 1.49%, 2/25/28, Callable 4/25/24 @ 100 (a)	3,439	3,428
JPMorgan Chase Bank NA, Series 2021-2, Class D, 1.14%, 12/26/28, Callable 8/25/24 @ 100 (a)	956	950
JPMorgan Chase Bank NA, Series 2021-1, Class B, 0.88%, 9/25/28, Callable 9/25/24 @ 100 (a)	5,577	5,539
JPMorgan Chase Bank NA, Series 2020-2, Class B, 0.84%, 2/25/28, Callable 4/25/24 @ 100 (a)	1,954	1,945
JPMorgan Chase Bank NA, Series 2020-2, Class C, 1.14%, 2/25/28, Callable 4/25/24 @ 100 (a)	977	974
JPMorgan Chase Bank NA, Series 1, Class D, 1.17%, 9/25/28, Callable 9/25/24 @ 100 (a)	2,774	2,754
Kubota Credit Owner Trust, Series 2020-1A, Class A3, 1.96%, 3/15/24, Callable 9/15/23 @ 100 (a)	3,483	3,506
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94%, 11/16/26, Callable 11/15/24 @ 100 (a)	3,000	2,957
LAD Auto Receivables Trust, Series 2021-1A, Class C, 2.35%, 4/15/27, Callable 11/15/24 @ 100 (a)	3,000	2,949
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30%, 8/17/26, Callable 11/15/24 @ 100 (a)	2,585	2,568
Master Credit Card Trust, Series 2020-1A, Class C, 2.59%, 9/23/24 (a)	2,125	2,152
Master Credit Card Trust, Series 2021-1A, Class C, 1.06%, 11/21/25 (a)	4,151	4,056
Master Credit Card Trust, Series 2021-1A, Class B, 0.79%, 11/21/25 (a)	1,346	1,315
Master Credit Card Trust, Series 2020-1A, Class B, 2.27%, 9/23/24 (a)	833	842
Master Credit Card Trust, Series 2018-1A, Class C, 3.74%, 7/21/24 (a)	1,750	1,783
MMAF Equipment Finance LLC, Series 2020-BA, Class A5, 0.85%, 4/14/42, Callable 4/14/25 @ 100 (a)	5,000	4,861
MVW LLC, Series 2021-1WA, Class A, 1.14%, 1/22/41, Callable 2/20/27 @ 100 (a)	1,703	1,649
MVW LLC, Series 2021-1WA, Class B, 1.44%, 1/22/41, Callable 2/20/27 @ 100 (a)	1,782	1,717
MVW Owner Trust, Series 2018-1A, Class A, 3.45%, 1/21/36, Callable 2/20/24 @ 100 (a)	4,922	5,030
MVW Owner Trust, Series 2017-1A, Class A, 2.42%, 12/20/34, Callable 5/20/23 @ 100 (a)	468	472
Nelnet Student Loan Trust, Series 2005-3, Class B, 0.41% (LIBOR03M+28bps), 9/22/37, Callable 3/22/22 @ 100 (c)	1,048	1,044

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61, Callable 10/20/24 @ 100 (a)	$1,466	$1,449
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/61, Callable 10/20/24 @ 100 (a)	4,516	4,400
NMEF Funding LLC, Series 2021-A, Class A2, 0.81%, 12/15/27, Callable 9/15/24 @ 100 (a)	4,758	4,743
NMEF Funding LLC, Series 2021-A, Class B, 1.85%, 12/15/27, Callable 9/15/24 @ 100 (a)	4,000	3,960
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49 (a)	4,371	4,108
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 2/20/22 @ 100 (a)	1,761	1,773
Oscar U.S. Funding XII LLC, Series 1A, Class A4, 1.00%, 4/10/28, Callable 2/10/25 @ 100 (a)	7,500	7,302
Oscar U.S. Funding XII LLC, Series 1A, Class A3, 0.70%, 4/10/25, Callable 2/10/25 @ 100 (a)	3,245	3,203
Oscar U.S. Funding XIII LLC, Series 2021-2A, Class A4, 1.27%, 9/11/28, Callable 6/10/25 @ 100 (a)	8,100	7,908
Oscar U.S. Funding XIII LLC, Series 2021-2A, Class A3, 0.86%, 9/10/25, Callable 6/10/25 @ 100 (a)	5,000	4,920
Pawnee Equipment Receivables LLC, Series 2021-1, Class A2, 1.10%, 7/15/27, Callable 11/15/25 @ 100 (a)	2,182	2,164
Pawnee Equipment Receivables LLC, Series 2020-1, Class A, 1.37%, 11/17/25, Callable 2/15/24 @ 100 (a)	3,444	3,451
Pawnee Equipment Receivables LLC, Series 2021-1, Class B, 1.82%, 7/15/27, Callable 11/15/25 @ 100 (a)	1,637	1,614
Pawnee Equipment Receivables LLC, Series 2020-1, Class B, 1.84%, 1/15/26, Callable 2/15/24 @ 100 (a)	930	931
Pawnee Equipment Receivables LLC, Series 2019-1, Class A2, 2.29%, 10/15/24, Callable 4/15/23 @ 100 (a)	1,229	1,236
Prestige Auto Receivables Trust, Series 2018-1A, Class C, 3.75%, 10/15/24, Callable 8/15/22 @ 100 (a)	4,767	4,786
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01%, 8/15/25, Callable 11/15/22 @ 100 (a)	5,000	5,056
Prestige Auto Receivables Trust, Series 2019-1A, Class B, 2.53%, 1/16/24, Callable 11/15/22 @ 100 (a)	2,087	2,089
Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.31%, 11/16/26, Callable 7/15/23 @ 100 (a)	4,001	4,006
Progress Residential, Series 2021-SFR4, Class B, 1.81%, 5/17/38 (a)	4,500	4,331
Progress Residential Trust, Series 2021-SFR6, Class B, 1.75%, 7/17/38, Callable 7/17/26 @ 100 (a)	2,813	2,695
Progress Residential Trust, Series 2021-SFR5, Class C, 1.81%, 7/16/26 (a)	1,500	1,446
Progress Residential Trust, Series 2021-SFR5, Class B, 1.66%, 7/16/26 (a)	2,400	2,320
Progress Residential Trust, Series 2021-SFR2, Class B, 1.80%, 4/19/38 (a)	6,850	6,611
Santander Bank NA, Series 2021-1A, Class B, 1.83%, 12/15/31, Callable 9/15/24 @ 100 (a)	2,823	2,810
Santander Bank NA, Series 2021-1A, Class C, 3.27%, 12/15/31, Callable 9/15/24 @ 100 (a)	713	709
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class C, 1.29%, 4/15/26, Callable 6/15/24 @ 100 (a)	7,400	7,367

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Santander Retail Auto Lease Trust, Series 2021-C, Class C, 1.11%, 3/20/26, Callable 7/20/24 @ 100 (a)	$2,188	$2,142
Santander Retail Auto Lease Trust, Series 2021-B, Class B, 0.84%, 6/20/25, Callable 4/20/24 @ 100 (a)	5,000	4,910
Santander Retail Auto Lease Trust, Series 2021-C, Class B, 0.83%, 3/20/26, Callable 7/20/24 @ 100 (a)	1,750	1,716
Santander Retail Auto Lease Trust, Series 2020-A, Class B, 1.88%, 3/20/24, Callable 2/20/23 @ 100 (a)	5,500	5,537
Santander Retail Auto Lease Trust, Series 2019-C, Class C, 2.39%, 11/20/23, Callable 9/20/22 @ 100 (a)	1,783	1,796
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 3/20/23 @ 100 (a)	3,824	3,833
SCF Equipment Leasing LLC, Series 2019-2, Class B, 2.76%, 8/20/26, Callable 11/20/24 @ 100 (a)	2,000	2,028
SCF Equipment Leasing LLC, Series 2020-1A, Class C, 2.60%, 8/21/28, Callable 3/20/23 @ 100 (a)	1,900	1,906
SCF Equipment Leasing LLC, Series 2020-1A, Class A3, 1.19%, 10/20/27, Callable 3/20/23 @ 100 (a)	8,767	8,763
Securitized Term Auto Receivables Trust, Series 2019-CRTA, Class C, 2.85%, 3/25/26, Callable 2/25/23 @ 100 (a)	694	701
Securitized Term Auto Receivables Trust, Series 2019-CRTA, Class B, 2.45%, 3/25/26, Callable 2/25/23 @ 100 (a)	486	490
Sierra Timeshare Receivables Funding LLC, Series 1A, Class A, 3.20%, 1/20/36, Callable 1/20/24 @ 100 (a)	1,930	1,962
Sierra Timeshare Receivables Funding LLC, Series 3A, Class A, 2.34%, 8/20/36, Callable 5/20/24 @ 100 (a)	4,024	4,045
Synchrony Credit Card Master Note Trust, Series 2018-2, Class B, 3.67%, 5/15/26	510	524
Synchrony Credit Card Master Note Trust, Series 2017-2, Class C, 3.01%, 10/15/25	6,170	6,258
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	5,000	5,144
Tesla Auto Lease Trust, Series 2020-A, Class B, 1.18%, 1/22/24, Callable 4/20/23 @ 100 (a)	2,750	2,745
Transportation Finance Equipment Trust, Series 2019-1, Class A4, 1.88%, 3/25/24, Callable 1/23/23 @ 100 (a)	3,000	3,022
Tricolor Auto Securitization Trust, Series 2021-1A, Class B, 1.00%, 6/17/24, Callable 9/15/23 @ 100 (a)	4,250	4,226
Tricolor Auto Securitization Trust, Series 2021-1A, Class A, 0.74%, 4/15/24, Callable 9/15/23 @ 100 (a)	6,155	6,156
Trinity Rail Leasing LLC, Series 2019-2A, Class A1, 2.39%, 10/18/49, Callable 2/17/22 @ 100 (a)	1,717	1,717
Unify Auto Receivables Trust, Series 2021-1A, Class A4, 0.98%, 7/15/26, Callable 1/15/24 @ 100 (a)	3,000	2,992
Unify Auto Receivables Trust, Series 2021-1A, Class B, 1.29%, 11/16/26, Callable 1/15/24 @ 100 (a)	3,000	2,988
United Auto Credit Securitization Trust, Series 2020-1, Class C, 2.15%, 2/10/25, Callable 9/10/22 @ 100 (a)	2,086	2,091
United Auto Credit Securitization Trust, Series 2020-1, Class D, 2.88%, 2/10/25, Callable 9/10/22 @ 100 (a)	750	757

See notes to financial statements.

13

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
United Auto Credit Securitization Trust, Series 2019-1, Class E, 4.29%, 8/12/24 (a)	$3,320	$3,322
Vantage Data Centers LLC, Series 2020-1A, Class A2, 1.65%, 9/15/45, Callable 9/15/23 @ 100 (a)	6,500	6,279
VB-S1 Issuer LLC, Series 2020-1A, Class C2, 3.03%, 6/15/50, Callable 6/15/24 @ 100 (a)	2,250	2,278
Volvo Financial Equipment LLC, Series 2020-1A, Class A4, 0.60%, 3/15/28, Callable 5/15/24 @ 100 (a)	1,750	1,711
VSE VOI Mortgage LLC, Series 2017-A, Class B, 2.63%, 3/20/35, Callable 10/20/23 @ 100 (a)	3,124	3,136
Westlake Automobile Receivables Trust, Series 2020-1A, Class C, 2.52%, 4/15/25, Callable 9/15/23 @ 100 (a)	5,000	5,051
Westlake Automobile Receivables Trust, Series 2021-3A, Class D, 2.12%, 1/15/27, Callable 6/15/25 @ 100 (a)	1,000	994
Westlake Automobile Receivables Trust, Series 2019-2A, Class E, 4.02%, 4/15/25, Callable 3/15/23 @ 100 (a)	4,000	4,115
Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.00%, 10/16/23, Callable 7/15/22 @ 100 (a)	1,734	1,743
Wheels SPV 2 LLC, Series 2020-1A, Class A3, 0.62%, 8/20/29, Callable 3/20/24 @ 100 (a)	3,250	3,197
World Omni Auto Receivables Trust, Series 2018-D, Class B, 3.67%, 12/16/24, Callable 11/15/22 @ 100	2,000	2,043
World Omni Auto Receivables Trust, Series 2018-D, Class C, 3.87%, 8/15/25, Callable 11/15/22 @ 100	4,000	4,089
World Omni Select Auto Trust, Series 2020-A, Class B, 0.84%, 6/15/26, Callable 8/15/23 @ 100	5,750	5,724
World Omni Select Auto Trust, Series 2018-1A, Class D, 4.13%, 1/15/25, Callable 11/15/22 @ 100 (a)	1,955	1,967
World Omni Select Auto Trust, Series 2021-A, Class D, 1.44%, 11/15/27, Callable 2/15/24 @ 100	2,750	2,644
Total Asset-Backed Securities (Cost $855,271)		848,773
Collateralized Mortgage Obligations (7.0%)
American Money Management Corp., Series 2016-19A, Class AR, 1.26% (LIBOR03M+114bps), 10/16/28, Callable 4/15/22 @ 100 (a) (c)	648	648
Annisa CLO Ltd., Series 2016-2, Class AR, 1.23% (LIBOR03M+110bps), 7/20/31, Callable 4/20/22 @ 100 (a) (c)	3,000	3,000
BBCMS Mortgage Trust, Series 2020-BID, Class A, 2.25% (LIBOR01M+214bps), 10/15/37 (a) (c)	3,000	3,006
BBCMS Mortgage Trust, Series 2020-BID, Class B, 2.65% (LIBOR01M+254bps), 10/15/37 (a) (c)	5,000	5,021
BPR Trust, Series 2021-TY, Class C, 1.81% (LIBOR01M+170bps), 9/23/23 (a) (c)	2,712	2,706
BPR Trust, Series 2021-TY, Class A, 1.16% (LIBOR01M+105bps), 9/23/23 (a) (c)	3,731	3,726
BPR Trust, Series 2021-TY, Class B, 1.26% (LIBOR01M+115bps), 9/23/23 (a) (c)	750	748
BPR Trust, Series 2021-TY, Class D, 2.46% (LIBOR01M+235bps), 9/23/23 (a) (c)	1,313	1,309

See notes to financial statements.

14

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
BX Commercial Mortgage Trust, Series 2019-XL, Class D, 1.56% (LIBOR01M+145bps), 10/15/36 (a) (c)	$2,550	$2,548
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 1.06% (LIBOR01M+85bps), 9/15/23 (a) (c)	2,500	2,475
CHT Mortgage Trust, Series 2017-CSMO, Class E, 3.11% (LIBOR01M+300bps), 11/15/36 (a) (c)	10,000	9,997
CHT Mortgage Trust, Series 2017-CSMO, Class C, 1.61% (LIBOR01M+150bps), 11/15/36 (a) (c)	9,500	9,493
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class B, 4.38%, 1/10/36 (a)	7,600	7,867
Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class A, 3.34%, 5/10/36 (a)	7,338	7,513
COMM Mortgage Trust, Series 2020-CBM, Class B, 3.10%, 11/13/39 (a)	5,000	4,969
COMM Mortgage Trust, Series 2012-CR4, Class XA, 1.69%, 10/15/45, Callable 8/15/22 @ 100 (d) (e)	53,021	338
COMM Mortgage Trust, Series 2020-CBM, Class A2, 2.90%, 11/13/39 (a)	5,620	5,641
COMM Mortgage Trust, Series 2015-PC1, Class B, 4.32%, 7/10/50, Callable 6/10/25 @ 100 (d)	3,366	3,509
COMM Mortgage Trust, Series 2012-CR2, Class XA, 1.61%, 8/15/45, Callable 7/15/22 @ 100 (d) (e)	55,866	72
COMM Mortgage Trust, Series 2014-277P, Class A, 3.61%, 8/10/49, Callable 8/10/24 @ 100 (a) (d)	10,670	11,014
COMM Mortgage Trust, Series 2015-PC1, Class AM, 4.29%, 7/10/50, Callable 5/10/25 @ 100 (d)	3,500	3,683
COMM Mortgage Trust, Series 2020-CBM, Class C, 3.40%, 11/13/39 (a)	6,875	6,777
Credit Suisse Mortgage Capital Certificates, Series 2021-980M, Class A, 2.39%, 7/15/26 (a)	2,500	2,431
Extended Stay America Trust, Series 2021-ESH, Class C, 1.79% (LIBOR01M+170bps), 7/15/38 (a) (c)	2,485	2,485
Extended Stay America Trust, Series 2021-ESH, Class A, 1.17% (LIBOR01M+108bps), 7/15/38 (a) (c)	1,988	1,985
Extended Stay America Trust, Series 2021-ESH, Class B, 1.49% (LIBOR01M+138bps), 7/15/38 (a) (c)	773	773
Freddie Mac Multifamily Structured Pass Through Certificates, 1.19%, 8/25/22, Callable 5/25/22 @ 100 (e)	62,093	303
FREMF Mortgage Trust, Series 2017-K724, Class B, 3.53%, 11/25/23, Callable 11/25/23 @ 100 (a) (d)	4,935	5,069
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 2.86%, 5/10/34 (a)	13,530	13,506
GS Mortgage Securities Corp. Trust, Series 2017-SLP, Class A, 3.42%, 10/10/32 (a)	4,730	4,766
GS Mortgage Securities Corp. Trust, Series 2012-ALOH, Class A, 3.55%, 4/10/34 (a)	10,500	10,517
GS Mortgage Securities Corp. Trust, Series 2020-UPTN, Class A, 2.75%, 12/10/39 (a)	2,000	2,019
GS Mortgage Securities Trust, Series 2012-GCJ7, Class XA, 1.76%, 5/10/45, Callable 5/10/22 @ 100 (d) (e)	6,524	—	(b)
GS Mortgage Securities Trust, Series 2012-GCJ9, Class XA, 1.92%, 11/10/45, Callable 11/10/22 @ 100 (d) (e)	21,256	129
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37 (a)	8,824	8,875

See notes to financial statements.

15

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.67%, 12/15/47, Callable 2/15/23 @ 100 (d)	$2,250	$2,291
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class C, 4.08%, 1/15/46, Callable 7/15/23 @ 100 (d)	1,132	1,157
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class B, 4.08%, 1/15/46, Callable 6/15/23 @ 100 (d) (f)	4,212	4,332
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class XA, 1.71%, 10/15/45, Callable 9/15/22 @ 100 (d) (e)	17,160	58
Life Mortgage Trust, Series 2021-BMR, Class B, 0.99% (LIBOR01M+88bps), 3/15/38 (a) (c)	3,000	2,976
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class XA, 1.59%, 11/15/45, Callable 6/15/22 @ 100 (a) (d) (e)	16,827	55
Morgan Stanley Capital I Trust, Series 2017-CLS, Class B, 0.94% (LIBOR01M+85bps), 11/15/34 (a) (c)	1,100	1,099
Morgan Stanley Capital I Trust, Series 2017-CLS, Class F, 2.71% (LIBOR01M+260bps), 11/15/34 (a) (c)	1,000	995
Morgan Stanley Capital I Trust, Series 2019-NUGS, Class B, 2.80% (LIBOR01M+130bps), 12/15/36 (a) (c)	3,846	3,842
Palmer Square Loan Funding Ltd., Series 2019-2, Class A1, 1.10% (LIBOR03M+97bps), 4/20/27, Callable 4/20/22 @ 100 (a) (c)	589	589
Palmer Square Loan Funding Ltd., Series 2020-1A, Class A1, 0.96% (LIBOR03M+80bps), 2/20/28, Callable 2/20/22 @ 100 (a) (c)	2,417	2,419
Palmer Square Loan Funding Ltd., Series 2020-1A, Class A2, 1.48% (LIBOR03M+135bps), 2/20/28, Callable 2/20/22 @ 100 (a) (c)	4,600	4,601
Palmer Square Loan Funding Ltd., Series 2019-3, Class A1, 0.98% (LIBOR03M+85bps), 8/20/27, Callable 2/20/22 @ 100 (a) (c)	1,670	1,670
Palmer Square Loan Funding Ltd., Series 2021-1A, Class A1, 1.03% (LIBOR03M+90bps), 4/20/29, Callable 4/20/22 @ 100 (a) (c)	1,041	1,041
Palmer Square Loan Funding Ltd., Series 2018-5A, Class A1, 0.98% (LIBOR03M+85bps), 1/20/27, Callable 4/20/22 @ 100 (a) (c)	763	761
Race Point CLO Ltd., Series 2016-10A, Class A1R, 1.22% (LIBOR03M+110bps), 7/25/31, Callable 4/25/22 @ 100 (a) (c)	4,437	4,432
Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.00%, 5/25/43, Callable 6/25/23 @ 100 (a) (d)	716	719
SREIT Trust, Series 2021-MFP2, Class C, 1.48%, 11/15/36 (a)	2,000	1,989
SREIT Trust, Series 2021-MFP2, Class B, 1.27% (LIBOR01M+117bps), 11/15/36 (a) (c)	2,000	1,989
Stratus CLO Ltd., Series 2021-3A, Class A, 12/29/29 (a)	2,000	2,001
Stratus CLO Ltd., Series 2021-3A, Class B, 12/29/29 (a)	1,643	1,644
TTAN, Series 2021-MHC, Class C, 1.46% (LIBOR01M+140bps), 3/15/38 (a) (c)	2,996	2,979
TTAN, Series 2021-MHC, Class B, 1.21% (LIBOR01M+115bps), 3/15/38 (a) (c)	2,225	2,217
TTAN, Series 2021-MHC, Class D, 1.86% (LIBOR01M+180bps), 3/15/38 (a) (c)	1,198	1,189
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 1.56%, 5/10/45, Callable 3/10/22 @ 100 (a) (d) (e)	37,169	1
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 1.99%, 5/10/45, Callable 3/10/22 @ 100 (d) (e)	1,993	—	(b)
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class XA, 1.81%, 8/10/49, Callable 9/10/22 @ 100 (d) (e)	19,466	83
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class XA, 1.72%, 10/15/45, Callable 9/15/22 @ 100 (d) (e)	21,497	84

See notes to financial statements.

16

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.86%, 3/15/48, Callable 3/15/23 @ 100	$2,000	$2,037
Total Collateralized Mortgage Obligations (Cost $198,362)		198,168
Preferred Stocks (0.2%)
Financials (0.2%):
Citigroup Capital, 6.67% (LIBOR03M+637bps), 10/30/40 (c)	200,000	5,384
Total Preferred Stocks (Cost $5,470)		5,384
Senior Secured Loans (1.3%)
Clean Harbors, Inc., Initial Term Loan, First Lien, 1.85% (LIBOR01M+175bps), 6/30/24 (c)	2,481	2,477
Delos Finance S.A.R.L., Loans, First Lien, 1.97% (LIBOR01M+175bps), 10/6/23 (c)	10,000	9,982
Genpact International LLC, 1.48% (LIBOR01M+138bps), 8/9/23 (c) (g)	9,000	8,932
Magallanes, Inc., Term Loan A, First Lien, 12/4/22 (g) (h)	13,500	13,298
Ortho-Clinical Diagnostics, Inc., Term Loan B New, First Lien, 1.48% (LIBOR01M+300bps), 6/30/25 (c) (g)	3,000	2,998
Total Senior Secured Loans (Cost $37,995)		37,687
Corporate Bonds (40.2%)
Communication Services (0.5%):
DISH DBS Corp., 5.88%, 7/15/22	4,000	4,053
TEGNA, Inc., 4.75%, 3/15/26, Callable 3/15/23 @ 102.38 (a) (f)	3,000	3,048
T-Mobile USA, Inc. 2.63%, 4/15/26, Callable 4/15/23 @ 101.31 (f)	5,000	4,900
4.75%, 2/1/28, Callable 2/1/23 @ 102.38	2,641	2,731
		14,732
Consumer Discretionary (3.0%):
Association of American Medical Colleges 2.27%, 10/1/25	4,145	4,036
2.39%, 10/1/26	4,275	4,169
Duke University Health System, Inc., 2.26%, 6/1/26	700	688
Expedia Group, Inc., 6.25%, 5/1/25, Callable 2/1/25 @ 100 (a)	5,000	5,574
Genting New York LLC/GENNY Capital, Inc., 3.30%, 2/15/26, Callable 1/15/26 @ 100 (a)	2,000	1,937
Horace Mann School, 2.48%, 7/1/22	2,500	2,511
Howard University 2.80%, 10/1/23	1,000	1,006
2.42%, 10/1/24	1,350	1,353
2.52%, 10/1/25	1,000	999
Lithia Motors, Inc., 4.63%, 12/15/27, Callable 12/15/22 @ 103.47 (a)	5,718	5,886
Macy's Retail Holdings LLC, 2.88%, 2/15/23, Callable 11/15/22 @ 100	1,250	1,252
Murphy Oil USA, Inc., 5.63%, 5/1/27, Callable 5/1/22 @ 102.81	7,470	7,713
Nordstrom, Inc., 2.30%, 4/8/24, Callable 4/8/22 @ 100	10,000	9,829
QVC, Inc. 4.38%, 3/15/23	3,515	3,558
4.45%, 2/15/25, Callable 11/15/24 @ 100	10,000	10,087

See notes to financial statements.

17

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Smithsonian Institution, 0.97%, 9/1/23	$1,400	$1,391
Sodexo, Inc., 1.63%, 4/16/26, Callable 3/16/26 @ 100 (a) (f)	10,000	9,746
Toll Brothers Finance Corp., 4.38%, 4/15/23, Callable 1/15/23 @ 100	5,169	5,292
Volkswagen Group of America Finance LLC, 3.13%, 5/12/23 (a)	5,000	5,107
YMCA of Greater New York, 2.30%, 8/1/26, Callable 5/1/26 @ 100	1,700	1,687
		83,821
Consumer Staples (1.4%):
7-Eleven, Inc., 0.80%, 2/10/24, Callable 3/14/22 @ 100 (a) (f)	5,000	4,904
Central Garden & Pet Co., 5.13%, 2/1/28, Callable 1/1/23 @ 102.56	5,000	5,180
Darling Ingredients, Inc., 5.25%, 4/15/27, Callable 4/15/22 @ 102.63 (a)	5,885	6,030
JBS USA Food Co., 5.75%, 1/15/28 (a)	7,000	7,297
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 4/15/29, Callable 4/15/24 @ 103.25 (a)	5,318	5,779
Walmart, Inc. 2.85%, 7/8/24, Callable 6/8/24 @ 100	5,000	5,157
3.55%, 6/26/25, Callable 4/26/25 @ 100	5,000	5,295
		39,642
Energy (10.6%):
Buckeye Partners LP, 4.15%, 7/1/23, Callable 4/1/23 @ 100 (f)	5,000	5,007
Continental Resources, Inc. 4.50%, 4/15/23, Callable 1/15/23 @ 100 (f)	10,252	10,518
3.80%, 6/1/24, Callable 3/1/24 @ 100	13,790	14,201
2.27%, 11/15/26, Callable 11/15/23 @ 100 (a)	5,000	4,844
Coterra Energy, Inc., 4.38%, 6/1/24, Callable 3/1/24 @ 100 (a)	3,150	3,303
DCP Midstream Operating LP, 3.88%, 3/15/23, Callable 12/15/22 @ 100	4,814	4,878
Devon Energy Corp., 5.25%, 10/15/27, Callable 10/15/22 @ 102.63	13,330	13,962
Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	10,000	10,333
Energy Transfer LP, 4.90%, 2/1/24, Callable 11/1/23 @ 100	6,611	6,938
Energy Transfer Operating LP, 4.20%, 9/15/23, Callable 8/15/23 @ 100	5,000	5,183
EnLink Midstream Partners LP, 4.40%, 4/1/24, Callable 1/1/24 @ 100	5,295	5,331
EQM Midstream Partners LP 4.75%, 7/15/23, Callable 6/15/23 @ 100 (f)	1,684	1,703
4.00%, 8/1/24, Callable 5/1/24 @ 100	10,030	10,006
EQT Corp., 6.63%, 2/1/25, Callable 1/1/25 @ 100	7,000	7,547
Exxon Mobil Corp., 2.99%, 3/19/25, Callable 2/19/25 @ 100 (f)	5,000	5,168
Gray Oak Pipeline LLC, 2.00%, 9/15/23 (a)	8,334	8,363
Hess Corp., 3.50%, 7/15/24, Callable 4/15/24 @ 100	2,552	2,643
Hess Midstream Operations LP, 5.63%, 2/15/26, Callable 3/14/22 @ 102.81 (a)	3,357	3,424
HollyFrontier Corp. 2.63%, 10/1/23	5,000	5,058
5.88%, 4/1/26, Callable 1/1/26 @ 100 (f)	6,990	7,683
Midwest Connector Capital Co. LLC 3.63%, 4/1/22, Callable 3/1/22 @ 100 (a) (f)	19,500	19,532
3.90%, 4/1/24, Callable 3/1/24 @ 100 (a)	8,000	8,256
Murphy Oil Corp., 5.88%, 12/1/27, Callable 12/1/22 @ 102.94	11,000	11,238
Occidental Petroleum Corp. 3.45%, 7/15/24, Callable 4/15/24 @ 100	5,000	4,989
2.90%, 8/15/24, Callable 7/15/24 @ 100	6,000	6,018
5.88%, 9/1/25, Callable 6/1/25 @ 100	2,000	2,137

See notes to financial statements.

18

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Ovintiv Exploration, Inc. 5.63%, 7/1/24	$15,178	$16,363
5.38%, 1/1/26, Callable 10/1/25 @ 100 (f)	9,272	10,129
Parsley Energy LLC/Parsley Finance Corp. 5.63%, 10/15/27, Callable 10/15/22 @ 102.81 (a) (f)	22,028	22,969
4.13%, 2/15/28, Callable 2/15/23 @ 102.06 (a)	7,289	7,415
PDC Energy, Inc. 6.13%, 9/15/24, Callable 3/14/22 @ 101.53	2,498	2,532
5.75%, 5/15/26, Callable 3/14/22 @ 104.31	2,002	2,037
Range Resources Corp. 5.88%, 7/1/22, Callable 4/1/22 @ 100	2,000	2,003
5.00%, 8/15/22, Callable 5/15/22 @ 100	4,500	4,525
SM Energy Co., 5.63%, 6/1/25, Callable 3/14/22 @ 101.88	5,000	4,975
Southwestern Energy Co., 6.20%, 1/23/25, Callable 10/23/24 @ 100	6,329	6,692
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.88%, 4/15/26, Callable 3/14/22 @ 104.41 (i)	681	703
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.50%, 7/15/27, Callable 7/15/22 @ 104.88	2,835	3,008
Viper Energy Partners LP, 5.38%, 11/1/27, Callable 11/1/22 @ 102.69 (a)	5,000	5,151
Western Midstream Operating LP 4.00%, 7/1/22, Callable 4/1/22 @ 100	5,000	5,004
4.35%, 2/1/25, Callable 1/1/25 @ 100	11,453	11,596
WPX Energy, Inc., 8.25%, 8/1/23, Callable 6/1/23 @ 100	5,263	5,700
		299,065
Financials (12.7%):
Alleghany Corp., 4.95%, 6/27/22	1,250	1,270
Ares Capital Corp., 3.25%, 7/15/25, Callable 6/15/25 @ 100	5,000	5,099
Assurant, Inc., 4.20%, 9/27/23, Callable 8/27/23 @ 100	5,000	5,195
Athene Global Funding, 1.20%, 10/13/23 (a)	5,000	4,963
BB&T Corp., 4.25%, 9/30/24	1,955	2,060
Blackstone Private Credit Fund 1.75%, 9/15/24 (a)	3,500	3,407
2.35%, 11/22/24 (a)	5,000	4,928
2.63%, 12/15/26, Callable 11/15/26 @ 100 (a)	2,308	2,192
Cadence Bancorp, 4.75% (LIBOR03M+303bps), 6/30/29, Callable 6/30/24 @ 100 (c)	9,667	10,094
Cadence Bank, 4.13% (LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (c)	9,196	9,408
CIT Group, Inc. 5.00%, 8/15/22	18,150	18,501
4.75%, 2/16/24	3,000	3,172
5.25%, 3/7/25	4,904	5,356
4.13% (H15T5Y+237bps), 11/13/29, Callable 11/13/24 @ 100 (c)	1,000	1,046
Citizens Financial Group, Inc., 4.15%, 9/28/22 (a)	1,283	1,311
Colfax Corp., 6.38%, 2/15/26, Callable 3/14/22 @ 103.19 (a)	3,648	3,762
DAE Funding LLC, 1.55%, 8/1/24, Callable 7/1/24 @ 100 (a)	1,250	1,217
Dime Community Bancshares, Inc., 4.50% (LIBOR03M+266bps), 6/15/27, Callable 6/15/22 @ 100 (c)	3,750	3,779
First Citizens BancShares, Inc., 3.37% (SOFR+247bps), 3/15/30, Callable 3/15/25 @ 100 (c)	10,871	10,923

See notes to financial statements.

19

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
First Financial Bancorp, 5.13%, 8/25/25	$9,000	$9,469
First Horizon National Corp., 3.55%, 5/26/23, Callable 4/26/23 @ 100	5,000	5,111
FNB Corp., 2.20%, 2/24/23, Callable 1/24/23 @ 100	7,349	7,385
Ford Motor Credit Co LLC 3.09%, 1/9/23	2,750	2,764
2.30%, 2/10/25, Callable 1/10/25 @ 100	5,000	4,904
Ford Motor Credit Co. LLC, 3.38%, 11/13/25, Callable 10/13/25 @ 100	3,000	3,003
FS KKR Capital Corp. 4.63%, 7/15/24, Callable 6/15/24 @ 100	2,000	2,084
1.65%, 10/12/24	5,119	4,970
4.25%, 2/14/25, Callable 1/14/25 @ 100 (a) (i)	5,600	5,762
Fulton Financial Corp. 3.60%, 3/16/22	1,446	1,447
3.25% (SOFR+230bps), 3/15/30, Callable 3/15/25 @ 100 (c)	10,000	10,013
GA Global Funding Trust, 1.63%, 1/15/26 (a)	2,500	2,427
Glencore Funding LLC, 1.63%, 4/27/26, Callable 3/27/26 @ 100 (a)	5,000	4,845
Hilltop Holdings, Inc. 5.00%, 4/15/25, Callable 1/15/25 @ 100	5,000	5,277
5.75% (SOFR+568bps), 5/15/30, Callable 5/15/25 @ 100 (c)	5,000	5,553
Home Bancshares, Inc., 5.63% (LIBOR03M+358bps), 4/15/27, Callable 4/15/22 @ 100 (c)	572	574
Infinity Property & Casualty Corp., 5.00%, 9/19/22 (f)	21,955	22,358
Main Street Capital Corp. 5.20%, 5/1/24	11,700	12,295
3.00%, 7/14/26, Callable 6/14/26 @ 100	3,500	3,431
MB Financial Bank NA, 4.00% (LIBOR03M+187bps), 12/1/27, Callable 12/1/22 @ 100 (c)	3,000	3,047
Mobr-04 LLC (LOC — Compass Bank), 1.12%, 9/1/24 (f) (j)	3,050	3,050
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (c)	8,242	8,865
ProAssurance Corp., 5.30%, 11/15/23 (i)	14,000	14,587
Prudential Financial, Inc., 5.62% (LIBOR03M+392bps), 6/15/43, Callable 6/15/23 @ 100 (c)	3,373	3,484
Radian Group, Inc. 4.50%, 10/1/24, Callable 7/1/24 @ 100	6,349	6,534
6.63%, 3/15/25, Callable 9/15/24 @ 100	2,744	2,958
Reliance Standard Life Global Funding II 3.85%, 9/19/23 (a)	5,000	5,170
2.75%, 5/7/25 (a) (i)	5,000	5,093
SCE Recovery Funding LLC, 0.86%, 11/15/31	9,622	9,178
Signature Bank, 4.13% (LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100 (c)	11,650	12,102
Sixth Street Specialty Lending, Inc., 4.50%, 1/22/23, Callable 12/22/22 @ 100	4,500	4,595
StanCorp Financial Group, Inc., 5.00%, 8/15/22	5,366	5,461
Sterling Bancorp, 4.00% (SOFR+253bps), 12/30/29, Callable 12/30/24 @ 100 (c)	8,750	8,939
Synovus Bank, 2.29% (SOFR+95bps), 2/10/23 (c)	7,176	7,178
TCF National Bank, 4.13% (LIBOR03M+238bps), 7/2/29, Callable 7/2/24 @ 100 (c)	5,000	5,264

See notes to financial statements.

20

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100 (c)	$5,000	$5,150
The Huntington National Bank, 5.50% (LIBOR03M+509bps), 5/6/30, Callable 5/6/25 @ 100 (c)	13,000	14,059
TIAA FSB Holdings, Inc., 4.91% (LIBOR03M+470bps), 3/15/26, Callable 3/14/22 @ 100 (c)	5,718	5,816
UMB Financial Corp., 3.70% (H15T5Y+344bps), 9/17/30, Callable 9/17/25 @ 100 (c)	3,750	3,778
United Financial Bancorp, Inc., 5.75%, 10/1/24	8,120	8,842
Webster Financial Corp., 4.38%, 2/15/24, Callable 1/16/24 @ 100	5,000	5,214
		359,719
Health Care (0.8%):
Fresenius Medical Care U.S. Finance III, Inc., 1.88%, 12/1/26, Callable 11/1/26 @ 100 (a)	5,000	4,852
Fresenius U.S. Finance II, Inc., 4.50%, 1/15/23, Callable 10/17/22 @ 100 (a)	4,000	4,091
HCA, Inc., 7.50%, 12/15/23	2,131	2,322
Hikma Finance USA LLC, 3.25%, 7/9/25	7,000	7,112
Laboratory Corp. of America Holdings, 1.55%, 6/1/26, Callable 5/1/26 @ 100	5,000	4,851
		23,228
Industrials (5.3%):
Air Lease Corp., 2.25%, 1/15/23	5,000	5,051
Aircastle Ltd., 4.25%, 6/15/26, Callable 4/15/26 @ 100 (f)	5,000	5,251
American Airlines Pass Through Trust 4.38%, 4/1/24	2,711	2,714
4.40%, 3/22/25	6,187	6,090
4.38%, 12/15/25 (a)	4,675	4,579
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26 (a)	5,000	5,118
Ashtead Capital, Inc., 4.38%, 8/15/27, Callable 8/15/22 @ 102.19 (a) (f)	11,245	11,604
Aviation Capital Group LLC, 5.50%, 12/15/24, Callable 11/15/24 @ 100 (a)	7,495	8,076
Builders FirstSource, Inc., 6.75%, 6/1/27, Callable 6/1/22 @ 103.38 (a)	23,033	23,991
Continental Airlines Pass Through Trust 5.98%, 10/19/23	901	908
4.00%, 4/29/26	9,549	9,818
Delta Air Lines Pass Through Trust, 2.00%, 12/10/29	4,552	4,449
Delta Air Lines, Inc., 3.63%, 3/15/22, Callable 2/15/22 @ 100	2,750	2,750
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/25 (a)	5,852	6,065
Fluor Corp., 3.50%, 12/15/24, Callable 9/15/24 @ 100 (i)	6,000	6,154
Hillenbrand, Inc., 5.75%, 6/15/25, Callable 6/15/22 @ 102.88	1,000	1,034
Huntington Ingalls Industries, Inc., 0.67%, 8/16/23, Callable 8/16/22 @ 100 (a)	2,500	2,460
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25 (a)	10,000	10,631
Penske Truck Leasing Co. LP/PTL Finance Corp., 1.70%, 6/15/26, Callable 5/15/26 @ 100 (a)	5,000	4,857
Spirit AeroSystems, Inc., 3.95%, 6/15/23, Callable 5/15/23 @ 100	1,181	1,193
Spirit Airlines Pass Through Trust, 4.45%, 10/1/25	11,689	11,913
The Nature Conservancy, 0.47%, 7/1/23	850	842
TransDigm, Inc., 8.00%, 12/15/25, Callable 4/8/22 @ 104 (a) (f)	3,000	3,140
U.S. Airways Pass Through Trust, 3.95%, 5/15/27	3,608	3,573

See notes to financial statements.

21

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
United Airlines Pass Through Trust 4.63%, 3/3/24	$2,922	$2,944
4.15%, 10/11/25	4,942	5,093
4.88%, 7/15/27	889	913
		151,211
Information Technology (0.5%):
Global Payments, Inc., 1.50%, 11/15/24, Callable 10/15/24 @ 100	3,000	2,958
Skyworks Solutions, Inc. 0.90%, 6/1/23, Callable 6/1/22 @ 100	5,000	4,952
1.80%, 6/1/26, Callable 5/1/26 @ 100 (i)	5,000	4,886
		12,796
Materials (1.9%):
Berry Global, Inc., 4.88%, 7/15/26, Callable 7/15/22 @ 102.44 (a) (f)	12,082	12,393
Cleveland-Cliffs, Inc., 9.88%, 10/17/25, Callable 10/17/22 @ 107.41 (a) (f)	4,026	4,500
Commercial Metals Co., 4.88%, 5/15/23, Callable 2/15/23 @ 100	2,000	2,053
Freeport-McMoRan, Inc. 5.00%, 9/1/27, Callable 9/1/22 @ 102.5 (f)	10,808	11,185
4.38%, 8/1/28, Callable 8/1/23 @ 102.19	14,000	14,430
Ingevity Corp., 4.50%, 2/1/26, Callable 3/14/22 @ 101.13 (a)	3,550	3,551
Sealed Air Corp., 1.57%, 10/15/26, Callable 9/15/26 @ 100 (a)	5,000	4,774
West Fraser Timber Co. Ltd., 4.35%, 10/15/24, Callable 7/15/24 @ 100 (a)	2,000	2,118
		55,004
Real Estate (2.2%):
American Tower Trust #1, 3.07%, 3/15/48, Callable 3/14/22 @ 100 (a)	3,760	3,754
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27, Callable 10/15/22 @ 102.5	21,401	21,990
Nationwide Health Properties, Inc., 6.90%, 10/1/37, (Put Date 10/1/27), MTN (k)	2,950	3,675
Newmark Group, Inc., 6.13%, 11/15/23, Callable 10/15/23 @ 100	12,000	12,635
SBA Tower Trust 2.84%, 1/15/25, Callable 1/15/24 @ 100 (a)	6,923	7,052
1.88%, 7/15/50, Callable 1/15/25 @ 100 (a)	3,500	3,449
SL Green Realty Corp., 4.50%, 12/1/22, Callable 9/1/22 @ 100 (i)	5,000	5,097
VICI Properties LP/VICI Note Co., Inc., 3.50%, 2/15/25, Callable 3/14/22 @ 101.75 (a)	4,136	4,136
		61,788
Utilities (1.3%):
Calpine Corp., 5.25%, 6/1/26, Callable 3/14/22 @ 102.63 (a)	984	1,003
Entergy Texas, Inc., 1.50%, 9/1/26, Callable 8/1/26 @ 100	3,000	2,875
National Fuel Gas Co., 5.50%, 1/15/26, Callable 12/15/25 @ 100	5,000	5,482
Puget Energy, Inc., 5.63%, 7/15/22, Callable 4/15/22 @ 100	1,438	1,452
Sierra Pacific Power Co., 3.38%, 8/15/23, Callable 5/15/23 @ 100	4,299	4,403
Southern Power Co., 2.75%, 9/20/23, Callable 7/20/23 @ 100	9,500	9,665
System Energy Resources, Inc., 4.10%, 4/1/23, Callable 1/1/23 @ 100 (i)	3,630	3,714
Vistra Operations Co. LLC, 3.55%, 7/15/24, Callable 6/15/24 @ 100 (a)	8,000	8,166
		36,760
Total Corporate Bonds (Cost $1,135,263)		1,137,766

See notes to financial statements.

22

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Yankee Dollars (10.4%)
Communication Services (0.8%):
Bharti Airtel International Netherlands BV, 5.35%, 5/20/24 (a)	$8,000	$8,511
Pearson Funding Four PLC, 3.75%, 5/8/22 (a)	7,250	7,293
Telefonica Chile SA, 3.88%, 10/12/22 (a) (i)	5,908	6,008
		21,812
Consumer Discretionary (0.4%):
Nissan Motor Co. Ltd., 3.04%, 9/15/23 (a)	4,000	4,067
Stellantis Finance US, Inc., 1.71%, 1/29/27, Callable 12/29/26 @ 100 (a)	1,667	1,606
Stellantis NV, 5.25%, 4/15/23	4,352	4,536
		10,209
Consumer Staples (0.2%):
Imperial Brands Finance PLC, 4.25%, 7/21/25, Callable 4/21/25 @ 100 (a)	1,075	1,135
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 2/15/28, Callable 2/15/23 @ 103.38 (a)	5,000	5,349
		6,484
Energy (1.2%):
Cenovus Energy, Inc., 3.80%, 9/15/23	3,310	3,429
Galaxy Pipeline Assets Bidco Ltd. 1.75%, 9/30/27 (a)	2,447	2,415
2.16%, 3/31/34 (a)	750	721
Harbour Energy PLC, 5.50%, 10/15/26, Callable 10/15/23 @ 102.75 (a)	2,896	2,877
Harvest Operations Corp., 1.00%, 4/26/24, Callable 4/26/22 @ 100 (a)	4,572	4,508
Lundin Energy Finance BV, 2.00%, 7/15/26, Callable 6/15/26 @ 100 (a)	5,000	4,893
Petroleos Mexicanos, 3.85% (LIBOR03M+365bps), 3/11/22 (c) (i)	14,217	14,230
Woodside Finance Ltd., 3.65%, 3/5/25, Callable 12/5/24 @ 100 (a)	1,240	1,288
		34,361
Financials (3.8%):
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 4.13%, 11/9/22 (a)	10,704	10,936
5.38%, 4/17/25 (a) (f)	15,085	16,285
5.95%, 10/1/28, Callable 10/1/23 @ 100	4,199	4,374
BAT International Finance PLC, 1.67%, 3/25/26, Callable 2/25/26 @ 100	5,000	4,823
BBVA Bancomer SA, 6.75%, 9/30/22 (a)	28,670	29,654
BBVA Bancomer SA Texas, 6.75%, 9/30/22	2,000	2,065
Park Aerospace Holdings Ltd., 5.25%, 8/15/22, Callable 7/15/22 @ 100 (a)	8,000	8,135
Phoenix Group Holdings PLC, 5.38%, 7/6/27, MTN	5,087	5,526
SA Global Sukuk Ltd., 0.95%, 6/17/24, Callable 5/17/24 @ 100 (a)	4,167	4,069
Santander UK Group Holdings PLC, 3.37% (LIBOR03M+108bps), 1/5/24, Callable 1/5/23 @ 100 (c)	5,000	5,086
Standard Chartered PLC, 7.50% (USSW5+630bps), Callable 4/2/22 @ 100 (c) (l)	6,000	6,045
VEON Holdings BV 7.50%, 3/1/22 (a)	2,000	2,004
5.95%, 2/13/23	10,000	10,205
		109,207

See notes to financial statements.

23

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Health Care (0.1%):
Olympus Corp., 2.14%, 12/8/26, Callable 11/8/26 @ 100 (a)	$1,818	$1,801
Industrials (2.2%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.15%, 2/15/24, Callable 1/15/24 @ 100	5,000	5,096
Air Canada Pass Through Trust 5.00%, 6/15/25 (a)	973	985
4.13%, 11/15/26 (a)	13,973	14,005
Aircastle Ltd., 4.40%, 9/25/23, Callable 8/25/23 @ 100	5,000	5,180
Avolon Holdings Funding Ltd. 3.95%, 7/1/24, Callable 6/1/24 @ 100 (a)	5,000	5,166
2.88%, 2/15/25, Callable 1/15/25 @ 100 (a)	10,000	10,094
2.13%, 2/21/26, Callable 1/21/26 @ 100 (a)	4,250	4,088
CK Hutchison International 17 II Ltd., 2.75%, 9/29/23	4,907	4,983
IHS Markit Ltd., 5.00%, 11/1/22, Callable 8/1/22 @ 100 (a)	3,500	3,569
The Weir Group PLC, 2.20%, 5/13/26, Callable 4/13/26 @ 100 (a)	10,000	9,758
		62,924
Information Technology (0.3%):
Telefonaktiebolaget LM Ericsson, 4.13%, 5/15/22	7,290	7,346
Materials (1.4%):
Braskem Netherlands Finance BV, 3.50%, 1/10/23, Callable 12/10/22 @ 100 (a)	5,000	5,076
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.75%, 4/30/26, Callable 2/19/22 @ 102.88 (a)	7,000	7,212
OCI NV, 4.63%, 10/15/25, Callable 10/15/22 @ 102.31 (a)	5,119	5,251
POSCO 2.38%, 1/17/23	5,800	5,848
2.38%, 1/17/23 (a)	11,174	11,264
Syngenta Finance NV, 3.13%, 3/28/22	6,256	6,272
		40,923
Utilities (0.0%): (m)
TransAlta Corp., 4.50%, 11/15/22, Callable 8/15/22 @ 100 (i)	1,252	1,264
Total Yankee Dollars (Cost $297,064)		296,331
Municipal Bonds (9.7%)
Alabama (0.3%):
Auburn University Revenue, Series C, 0.82%, 6/1/24	2,760	2,728
City of Birmingham, GO, 0.86%, 3/1/24	1,585	1,569
The Water Works Board of The City of Birmingham Revenue 2.20%, 1/1/24	1,000	1,016
2.36%, 1/1/25	2,000	2,046
		7,359
Alaska (0.1%):
University of Alaska Revenue Series W, 1.70%, 10/1/22	900	904
Series W, 1.83%, 10/1/23	1,000	1,005
		1,909

See notes to financial statements.

24

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Arizona (0.3%):
Arizona Board of Regents Certificate participation, 0.77%, 6/1/24	$1,500	$1,473
City of Flagstaff AZ Certificate participation, Series A, 0.97%, 5/1/23	1,000	996
City of Phoenix Civic Improvement Corp. Revenue 0.68%, 7/1/23	1,000	992
2.37%, 7/1/25	1,500	1,517
City of Tempe AZ Certificate participation, 0.62%, 7/1/24	2,500	2,446
		7,424
California (0.7%):
California Statewide Communities Development Authority Revenue 0.52%, 4/1/22	875	875
1.03%, 4/1/24	1,250	1,224
1.31%, 4/1/25	915	890
2.15%, 11/15/30, Continuously callable @100	4,670	4,425
California Statewide Communities Development Authority Revenue (NBGA — California Health Insurance Construction Loan Insurance Program), 2.05%, 8/1/30	2,790	2,684
City of Riverside CA Revenue, Series A, 1.75%, 6/1/22	670	672
Golden State Tobacco Securitization Corp. Revenue 1.85%, 6/1/31	1,500	1,458
Series A1, 1.71%, 6/1/24	1,000	997
Series B, 0.50%, 6/1/22	1,000	1,000
Series B, 0.67%, 6/1/23	1,000	992
Series B, 0.99%, 6/1/24	1,000	985
Series B, 1.40%, 6/1/25	3,000	2,956
Sequoia Union High School District, GO, 1.74%, 7/1/25	1,250	1,248
		20,406
Colorado (0.6%):
City & County of Denver Co. Airport System Revenue Series C, 0.88%, 11/15/23	1,850	1,835
Series C, 1.12%, 11/15/24	1,330	1,312
City of Loveland Electric & Communications Enterprise Revenue, 2.97%, 12/1/24	2,280	2,342
Colorado Health Facilities Authority Revenue Series B, 2.24%, 11/1/22	530	534
Series B, 2.40%, 11/1/23	1,250	1,262
Series B, 2.50%, 11/1/24	1,250	1,264
Series B, 2.80%, 12/1/26	700	704
Denver City & County Housing Authority Revenue 2.15%, 12/1/24	3,850	3,881
2.30%, 12/1/25	2,000	2,018
Park Creek Metropolitan District Revenue, Series B, 2.53%, 12/1/24	500	516
University of Colorado Revenue, Series A, 2.35%, 6/1/25	2,500	2,557
		18,225

See notes to financial statements.

25

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
District of Columbia (0.0%): (m)
District of Columbia Revenue 1.44%, 4/1/22	$350	$351
1.56%, 4/1/23	520	522
1.67%, 4/1/24	550	550
		1,423
Florida (0.5%):
City of Gainesville Florida Revenue 0.64%, 10/1/22	800	798
0.82%, 10/1/23	750	741
County of Lee Florida Water & Sewer Revenue, 2.01%, 10/1/24	1,360	1,376
Florida Development Finance Corp. Revenue 1.80%, 4/1/22	1,180	1,180
1.98%, 4/1/23	1,750	1,744
Hillsborough County IDA Revenue 2.01%, 8/1/24	5,000	4,973
2.16%, 8/1/25	2,910	2,887
		13,699
Georgia (0.3%):
Athens Housing Authority Revenue 2.13%, 12/1/24	1,850	1,878
2.32%, 12/1/25	3,215	3,278
Municipal Electric Authority of Georgia Revenue Series B, 1.58%, 1/1/26	1,000	983
Series B, 1.89%, 1/1/27	2,650	2,585
		8,724
Guam (0.1%):
Antonio B Won Pat International Airport Authority Revenue Series A, 2.50%, 10/1/25	440	430
Series A, 2.70%, 10/1/26	610	593
Territory of Guam Revenue, Series E, 3.25%, 11/15/26	1,500	1,510
		2,533
Illinois (0.4%):
Chicago O'Hare International Airport Revenue Series D, 0.96%, 1/1/23	835	835
Series D, 1.17%, 1/1/24	1,000	996
Chicago Transit Authority Sales Tax Receipts Fund Revenue Series B, 1.71%, 12/1/22	1,000	1,003
Series B, 1.84%, 12/1/23	1,500	1,500
Illinois Finance Authority Revenue, 2.11%, 5/15/26	1,000	979
State of Illinois Sales Tax Revenue Series B, 0.91%, 6/15/24	3,500	3,384
Series B, 1.25%, 6/15/25	2,500	2,397
		11,094

See notes to financial statements.

26

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Indiana (0.3%):
Indiana Finance Authority Revenue 2.66%, 3/1/25	$1,675	$1,707
2.76%, 3/1/26	1,850	1,890
Series B, 1.67%, 11/15/22	300	298
Series B, 1.99%, 11/15/24	350	338
Series B, 2.45%, 11/15/25	360	348
Lake Central Multi-District School Building Corp. Revenue 0.67%, 1/15/23	500	498
0.72%, 7/15/23	1,500	1,488
0.85%, 1/15/24	1,275	1,259
		7,826
Kansas (0.0%): (m)
Wyandotte County-Kansas City Unified Government Utility System Revenue, Series B, 1.13%, 9/1/24	1,000	988
Kentucky (0.1%):
County of Warren Revenue, 1.07%, 4/1/26	1,385	1,328
Kentucky State Property & Building Commission Revenue, Series C, 2.76%, 5/1/22	250	251
		1,579
Louisiana (0.1%):
Terrebonne Levee & Conservation District Revenue Series A, 0.97%, 6/1/22	800	800
Series A, 1.13%, 6/1/23	1,200	1,195
		1,995
Maryland (0.8%):
County of Howard, GO Series C, 1.22%, 8/15/22	960	963
Series C, 1.34%, 8/15/23	1,000	1,002
Maryland Economic Development Corp. Revenue, Series B, 3.30%, 6/1/22	3,795	3,805
Maryland Health & Higher Educational Facilities Authority Revenue 0.89%, 1/1/23	1,700	1,680
1.23%, 1/1/24	5,185	5,055
1.81%, 1/1/25	2,780	2,707
1.89%, 1/1/26	4,135	3,979
Maryland Stadium Authority Revenue Series C, 1.13%, 5/1/23	1,535	1,530
Series C, 1.32%, 5/1/24	1,000	991
		21,712
Massachusetts (0.0%): (m)
Massachusetts Development Finance Agency Revenue, Series B, 4.00%, 6/1/24	470	476
Michigan (0.7%):
Ecorse Public School District, GO 2.00%, 5/1/24	1,250	1,263
2.09%, 5/1/25	2,200	2,228

See notes to financial statements.

27

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Great Lakes Water Authority Sewage Disposal System Revenue, Series B, 1.49%, 7/1/22	$670	$671
Michigan Finance Authority Revenue 2.21%, 12/1/23	1,565	1,585
2.31%, 12/1/24	895	909
2.37%, 9/1/49, (Put Date 9/1/23) (k)	5,944	6,015
Series A-1, 2.33%, 6/1/30	3,820	3,786
Michigan State Building Authority Revenue Series II, 0.60%, 4/15/23	725	718
Series II, 0.65%, 10/15/23	1,500	1,476
Ypsilanti School District, GO, 2.02%, 5/1/25	575	569
		19,220
Minnesota (0.1%):
Western Minnesota Municipal Power Agency Revenue Series A, 2.28%, 1/1/25	1,000	1,019
Series A, 2.38%, 1/1/26	1,000	1,021
		2,040
Mississippi (0.1%):
Mississippi Development Bank Revenue 2.31%, 1/1/25	2,235	2,288
2.36%, 1/1/26	2,000	2,052
		4,340
Missouri (0.4%):
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue Series B, 1.02%, 10/1/23	2,000	1,986
Series B, 1.22%, 10/1/24	1,250	1,234
Kansas City IDA Revenue, 1.30%, 3/1/24	3,000	2,979
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Series B, 0.70%, 1/1/24	2,640	2,604
University of Missouri Revenue, 1.47%, 11/1/23	2,000	2,007
		10,810
Nebraska (0.1%):
Nebraska Cooperative Republican Platte Enhancement Project Revenue, Series B, 0.83%, 12/15/22	1,000	996
Papio-Missouri River Natural Resource District Special Tax, 2.09%, 12/15/24, Continuously callable @100	900	907
		1,903
New Jersey (0.4%):
Franklin Township Board of Education/Somerset County, GO, 0.65%, 2/1/24	655	645
New Jersey Economic Development Authority Revenue, Series NNN, 2.78%, 6/15/23	2,042	2,070
North Hudson Sewerage Authority Revenue 2.43%, 6/1/24	1,200	1,218
2.59%, 6/1/25	1,000	1,020

See notes to financial statements.

28

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
South Jersey Transportation Authority Revenue Series B, 2.10%, 11/1/24	$1,750	$1,744
Series B, 2.20%, 11/1/25	3,515	3,493
		10,190
New York (0.5%):
Buffalo & Erie County Industrial Land Development Corp. Revenue, Series B, 3.35%, 11/1/25	1,235	1,228
County of Suffolk, GO, Series C, 0.90%, 6/15/22	1,000	1,000
Long Island Power Authority Revenue, Series C, 0.76%, 3/1/23, Continuously callable @100	500	499
Madison County Capital Resource Corp. Revenue 2.23%, 7/1/24	1,200	1,216
2.39%, 7/1/25	2,670	2,715
2.52%, 7/1/26	3,050	3,108
New York State Dormitory Authority Revenue Series B, 3.18%, 3/15/22	2,000	2,006
Series C, 0.89%, 3/15/25	2,000	1,947
New York State Thruway Authority Revenue, Series M, 2.26%, 1/1/25	1,000	1,014
		14,733
North Carolina (0.0%): (m)
City of Winston-Salem NC Revenue, Series B, 2.33%, 6/1/26	500	511
North Carolina Capital Facilities Finance Agency Revenue, Series B, 0.88%, 10/1/22	700	697
		1,208
Ohio (0.1%):
City of Cleveland Airport System Revenue 2.49%, 1/1/25	2,000	2,035
2.59%, 1/1/26	2,000	2,032
		4,067
Oklahoma (0.0%): (m)
Oklahoma Turnpike Authority Revenue, Series B, 0.63%, 1/1/23	560	559
Oregon (0.1%):
Medford Hospital Facilities Authority Revenue Series B, 1.65%, 8/15/22	500	501
Series B, 1.73%, 8/15/23	1,400	1,399
Series B, 1.83%, 8/15/24	1,700	1,691
		3,591
Pennsylvania (0.8%):
City of Pittsburgh PA, GO, Series B, 0.84%, 9/1/24	1,715	1,682
County of Allegheny PA, GO, Series C, 0.69%, 11/1/23	2,200	2,178
County of Bucks PA, GO, 0.98%, 6/1/24	2,025	2,002
Montgomery County IDA Revenue Series D, 2.45%, 11/15/23	1,250	1,229
Series D, 2.60%, 11/15/24	4,050	3,939
Scranton School District, GO Series A, 3.15%, 6/15/34, (Put Date 6/15/24) (a) (k)	2,805	2,800
Series B, 3.15%, 6/15/34, (Put Date 6/15/24) (a) (k)	1,415	1,467

See notes to financial statements.

29

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Scranton School District, GO (INS — Build America Mutual Assurance Co.) 2.50%, 4/1/23	$1,815	$1,842
2.60%, 4/1/24	1,730	1,769
2.72%, 4/1/25	900	927
2.82%, 4/1/26	1,000	1,034
State Public School Building Authority Revenue, 2.75%, 4/1/25	1,500	1,541
		22,410
Rhode Island (0.1%):
Rhode Island Commerce Corp. Revenue, 2.86%, 5/1/24	2,065	2,126
South Dakota (0.1%):
Educational Enhancement Funding Corp. Revenue, 0.59%, 6/1/22	1,300	1,298
South Dakota Health & Educational Facilities Authority Revenue Series B, 2.31%, 7/1/23	1,500	1,514
Series B, 2.38%, 7/1/24	1,350	1,363
		4,175
Texas (0.7%):
Central Texas Regional Mobility Authority Revenue Series C, 1.45%, 1/1/25	400	395
Series D, 1.65%, 1/1/24	500	490
Series D, 1.80%, 1/1/25	750	724
City of Houston Airport System Revenue, Series C, 1.05%, 7/1/23	1,650	1,643
City of Lubbock Water & Wastewater System Revenue, 2.06%, 2/15/25	5,000	5,091
Clear Creek Independent School District, GO Series B, 5.00%, 2/15/24	2,250	2,409
Series B, 5.00%, 2/15/25	1,650	1,811
Dallas/Fort Worth International Airport Revenue Series C, 1.04%, 11/1/23	500	497
Series C, 1.23%, 11/1/24	750	742
Denton Independent School District, GO, Series A, 0.99%, 8/15/24	1,000	963
Harris County Cultural Education Facilities Finance Corp. Revenue, Series B, 2.47%, 5/15/25	1,000	1,018
San Antonio Education Facilities Corp. Revenue 1.74%, 4/1/25	505	489
1.99%, 4/1/26	860	828
2.19%, 4/1/27	525	503
Tarrant County Cultural Education Facilities Finance Corp. Revenue, 0.92%, 9/1/22	655	655
White Settlement Independent School District, GO (NBGA — Texas Permanent School Fund) 0.65%, 8/15/23	640	627
0.93%, 8/15/24	550	529
		19,414
Virginia (0.5%):
County of Arlington, GO, Series B, 0.64%, 8/1/24 (f)	3,000	2,940
Virginia Small Business Financing Authority Revenue, 2.25%, 7/1/50, (Put Date 12/29/22) (a) (k)	11,000	10,997
		13,937

See notes to financial statements.

30

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
West Virginia (0.2%):
Tobacco Settlement Finance Authority Revenue 0.95%, 6/1/22	$3,500	$3,502
Series A, 1.19%, 6/1/23	3,500	3,486
		6,988
Wisconsin (0.2%):
Public Finance Authority Revenue Series S, 0.81%, 2/1/23	750	742
Series S, 1.14%, 2/1/24	1,445	1,413
Series S, 1.48%, 2/1/25	820	797
State of Wisconsin Revenue Series A, 1.90%, 5/1/25	2,000	2,018
Series A, 2.10%, 5/1/26	1,000	1,014
		5,984
Total Municipal Bonds (Cost $275,991)		275,067
U.S. Government Agency Mortgages (0.3%)
Federal Home Loan Mortgage Corp. 2.00% (LIBOR12M+163bps), 4/1/35 (c)	129	132
Federal National Mortgage Association Series 2012-M8, Class X2, 0.71%, 5/25/22 (d) (e)	12,070	—	(b)
Series 2013-M1, Class X2, 0.55%, 8/25/22 (d) (e)	16,780	1
6.00%, 10/1/22 – 7/1/23	75	76
5.50%, 2/1/23 – 6/1/24	109	112
4.50%, 5/1/23 – 2/1/24	23	23
5.00%, 6/1/23 – 2/1/24	62	63
2.50%, 4/1/27 – 8/1/27	7,749	7,936
Series 2012-104, Class HC, 1.25%, 9/25/27	1,067	1,064
		9,275
		9,407
Total U.S. Government Agency Mortgages (Cost $9,225)		9,407
U.S. Treasury Obligations (1.0%)
U.S. Treasury Notes 0.13%, 8/31/23	10,000	9,856
0.38%, 7/15/24	5,000	4,891
0.38%, 8/15/24	13,000	12,700
Total U.S. Treasury Obligations (Cost $27,967)		27,447
Commercial Paper (0.3%) (n)
Energy Transfer Partners LP, 0.31%, 2/1/22	4,200	4,200
Jabil, Inc., 0.38%, 2/1/22 (a)	4,000	4,000
Total Commercial Paper (Cost $8,200)		8,200

See notes to financial statements.

31

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned (0.5%)^
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (o)	6,454,242	$6,454
HSBC U.S. Government Money Market Fund, I Shares, 0.03% (o)	8,218,696	8,219
Total Collateral for Securities Loaned (Cost $14,673)		14,673
Total Investments (Cost $2,865,481) — 100.9%		2,858,903
Liabilities in excess of other assets — (0.9)%		(26,379)
NET ASSETS — 100.00%		$2,832,524

At January 31, 2022, the Fund's investments in foreign securities were 12.1% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of January 31, 2022, the fair value of these securities was $1,453,708 (thousands) and amounted to 51.3% of net assets.

(b)  Rounds to less than $1 thousand.

(c)  Variable or Floating-Rate Security. Rate disclosed is as of January 31, 2022.

(d)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at January 31, 2022.

(e)  Security is interest only.

(f)  All or a portion of this security has been segregated as collateral for derivative instruments, delayed delivered and/or when-issued securities.

(g)  Security or portion of security purchased on a delayed-delivery and/or when-issued basis.

(h)  The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.

(i)  All or a portion of this security is on loan.

(j)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)  Put Bond.

(l)  Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(m)  Amount represents less than 0.05% of net assets.

(n)  Rate represents the effective yield at January 31, 2022.

(o)  Rate disclosed is the daily yield on January 31, 2022.
See notes to financial statements.

32

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

  (Unaudited)

bps — Basis points

Continuously callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

GO — General Obligation

H15T5Y — 5 Year Treasury Constant Maturity Rate

IDA — Industrial Development Authority

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of January 31, 2022, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of January 31, 2022, based on the last reset date of the security

LIBOR12M — 12 Month US Dollar LIBOR, rate disclosed as of January 31, 2022, based on the last reset date of the security

LLC — Limited Liability Company

LOC — Letter of Credit

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

USSW5 — USD 5 Year Swap Rate, rate disclosed as of January 31, 2022.

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS  Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

LOC  Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

NBGA  Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

See notes to financial statements.

33

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

  (Unaudited)

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
5-Year U.S. Treasury Note Futures	50	3/31/22	$6,063,011	$5,960,156	$(102,855)
Total unrealized appreciation					$—
Total unrealized depreciation					(102,855)
Total net unrealized appreciation (depreciation)					$(102,855)

See notes to financial statements.

34

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

USAA Short-Term Bond Fund
Assets:
Investments, at value (Cost $2,865,481)	$2,858,903 (a)
Cash	5,596
Deposit with broker for futures contracts	1,791
Receivables:
Interest and dividends	19,177
Capital shares issued	4,318
Investments sold	1
Variation margin on open futures contracts	2
From Adviser	3
Prepaid expenses	53
Total Assets	2,889,844
Liabilities:
Payables:
Collateral received on loaned securities	14,673
Distributions	78
Investments purchased	37,726
Capital shares redeemed	3,443
Accrued expenses and other payables:
Investment advisory fees	610
Administration fees	284
Custodian fees	27
Transfer agent fees	360
Compliance fees	1
12b-1 fees	2
Other accrued expenses	116
Total Liabilities	57,320
Net Assets:
Capital	2,837,284
Total accumulated earnings/(loss)	(4,760)
Net Assets	$2,832,524
Net Assets
Fund Shares	$997,653
Institutional Shares	1,780,140
Class A	14,149
R6 Shares	40,582
Total	$2,832,524
Shares (unlimited number of shares authorized with no par value):
Fund Shares	109,323
Institutional Shares	195,180
Class A	1,550
R6 Shares	4,444
Total	310,497
Net asset value, offering and redemption price per share: (b)
Fund Shares	$9.13
Institutional Shares	9.12
Class A	9.13
R6 Shares	9.13
Maximum Sales Charge — Class A	2.25%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$9.34

(a)  Includes $14,217 of securities on loan.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

35

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended January 31, 2022

(Amounts in Thousands)  (Unaudited)

USAA Short-Term Bond Fund
Investment Income:
Dividends	$184
Interest	35,928
Securities lending (net of fees)	54
Total Income	36,166
Expenses:
Investment advisory fees	3,819
Administration fees — Fund Shares	768
Administration fees — Institutional Shares	1,009
Administration fees — Class A	11
Administration fees — R6 Shares	7
Sub-Administration fees	14
12b-1 fees — Class A	18
Custodian fees	89
Transfer agent fees — Fund Shares	646
Transfer agent fees — Institutional Shares	1,009
Transfer agent fees — Class A	7
Transfer agent fees — R6 Shares	1
Trustees' fees	24
Compliance fees	10
Legal and audit fees	32
State registration and filing fees	64
Other expenses	181
Recoupment of prior expenses waived/reimbursed by Adviser	— (a)
Total Expenses	7,709
Expenses waived/reimbursed by Adviser	(12)
Net Expenses	7,697
Net Investment Income (Loss)	28,469
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	10,493
Net realized gains (losses) from futures contracts	(165)
Net change in unrealized appreciation/depreciation on investment securities	(63,759)
Net change in unrealized appreciation/depreciation on futures contracts	(160)
Net realized/unrealized gains (losses) on investments	(53,591)
Change in net assets resulting from operations	$(25,122)

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

36

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Short-Term Bond Fund
	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021
From Investments:
Operations:
Net investment income (loss)	$28,469	$72,387
Net realized gains (losses) from investments	10,328	13,010
Net change in unrealized appreciation/depreciation on investments	(63,919)	18,274
Change in net assets resulting from operations	(25,122)	103,671
Distributions to Shareholders:
Fund Shares	(16,051)	(29,772)
Institutional Shares	(31,246)	(54,924)
Class A	(212)	(289)
R6 Shares	(498)	(261)
Change in net assets resulting from distributions to shareholders	(48,007)	(85,246)
Change in net assets resulting from capital transactions	(157,811)	207,249
Change in net assets	(230,940)	225,674
Net Assets:
Beginning of period	3,063,464	2,837,790
End of period	$2,832,524	$3,063,464
Capital Transactions:
Fund Shares
Proceeds from shares issued	$105,294	$170,607
Distributions reinvested	15,724	29,052
Cost of shares redeemed	(113,519)	(231,904)
Total Fund Shares	$7,499	$(32,245)
Institutional Shares
Proceeds from shares issued	$436,522	$451,265
Distributions reinvested	30,744	54,444
Cost of shares redeemed	(660,289)	(275,046)
Total Institutional Shares	$(193,023)	$230,663
Class A
Proceeds from shares issued	$4,262	$9,052
Distributions reinvested	195	162
Cost of shares redeemed	(1,989)	(8,489)
Total Class A	$2,468	$725
R6 Shares
Proceeds from shares issued	$30,852	$14,200
Distributions reinvested	497	145
Cost of shares redeemed	(6,104)	(6,239)
Total R6 Shares	$25,245	$8,106
Change in net assets resulting from capital transactions	$(157,811)	$207,249

(continues on next page)

See notes to financial statements.

37

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Short-Term Bond Fund
	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021
Share Transactions:
Fund Shares
Issued	11,354	18,265
Reinvested	1,702	3,111
Redeemed	(12,259)	(24,827)
Total Fund Shares	797	(3,451)
Institutional Shares
Issued	46,848	48,331
Reinvested	3,329	5,833
Redeemed	(71,095)	(29,468)
Total Institutional Shares	(20,918)	24,696
Class A
Issued	459	969
Reinvested	21	17
Redeemed	(216)	(909)
Total Class A	264	77
R6 Shares
Issued	3,329	1,519
Reinvested	54	15
Redeemed	(660)	(668)
Total R6 Shares	2,723	866
Change in Shares	(17,134)	22,188

See notes to financial statements.

38

This page is intentionally left blank.

39

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Short-Term Bond Fund
Fund Shares
Six Months Ended January 31, 2022 (Unaudited):	$9.35	0.08	(d)	(0.15)	(0.07)	(0.10)	(0.05)
Year ended July 31:
2021	$9.29	0.23	(d)	0.10	0.33	(0.23)	(0.04)
2020	$9.21	0.26	(d)	0.08	0.34	(0.26)	—	(e)
2019	$9.06	0.24		0.15	0.39	(0.24)	—	(e)
2018	$9.21	0.20		(0.15)	0.05	(0.20)	—	(e)
2017	$9.20	0.17		0.01	0.18	(0.17)	—
Institutional Shares
Six Months Ended January 31, 2022 (Unaudited):	$9.35	0.09	(d)	(0.17)	(0.08)	(0.10)	(0.05)
Year ended July 31:
2021	$9.29	0.23	(d)	0.11	0.34	(0.24)	(0.04)
2020	$9.20	0.27	(d)	0.09	0.36	(0.27)	—	(e)
2019	$9.06	0.25		0.14	0.39	(0.25)	—	(e)
2018	$9.21	0.21		(0.15)	0.06	(0.21)	—	(e)
2017	$9.20	0.18		0.01	0.19	(0.18)	—
Class A
Six Months Ended January 31, 2022 (Unaudited):	$9.35	0.07	(d)	(0.15)	(0.08)	(0.09)	(0.05)
Year ended July 31:
2021	$9.29	0.21	(d)	0.10	0.31	(0.21)	(0.04)
2020	$9.21	0.24	(d)	0.08	0.32	(0.24)	—	(e)
2019	$9.06	0.22		0.15	0.37	(0.22)	—	(e)
2018	$9.21	0.18		(0.15)	0.03	(0.18)	—	(e)
2017	$9.20	0.16		0.01	0.17	(0.16)	—

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

**  For the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

†  Does not include acquired fund fees, if any.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

See notes to financial statements.

40

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)*(a)	Net Expenses**^†(b)	Net Investment Income (Loss)(b)	Gross Expenses†(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Short-Term Bond Fund
Fund Shares
Six Months Ended January 31, 2022 (Unaudited):	(0.15)	$9.13	(0.79)%	0.55%	1.79%	0.55%	$997,653	32%
Year ended July 31:
2021	(0.27)	$9.35	3.60%	0.54%	2.44%	0.54%	$1,015,085	62%
2020	(0.26)	$9.29	3.79%	0.52%	2.82%	0.52%	$1,040,688	66%
2019	(0.24)	$9.21	4.43%	0.57%	2.68%	0.57%	$1,167,973	48%
2018	(0.20)	$9.06	0.54%	0.59%	2.18%	0.59%	$1,188,259	39%
2017	(0.17)	$9.21	2.02%	0.63%	1.90%	0.63%	$1,301,428	31%
Institutional Shares
Six Months Ended January 31, 2022 (Unaudited):	(0.15)	$9.12	(0.86)%	0.47%	1.87%	0.47%	$1,780,140	32%
Year ended July 31:
2021	(0.28)	$9.35	3.68%	0.46%	2.51%	0.46%	$2,020,237	62%
2020	(0.27)	$9.29	4.01%	0.42%	2.92%	0.42%	$1,777,916	66%
2019	(0.25)	$9.20	4.42%	0.47%	2.78%	0.47%	$1,822,756	48%
2018	(0.21)	$9.06	0.65%	0.48%	2.29%	0.48%	$2,025,651	39%
2017	(0.18)	$9.21	2.13%	0.53%	2.00%	0.53%	$1,954,307	31%
Class A
Six Months Ended January 31, 2022 (Unaudited):	(0.14)	$9.13	(0.90)%	0.76%	1.58%	0.94%	$14,149	32%
Year ended July 31:
2021	(0.25)	$9.35	3.38%	0.74%	2.24%	1.03%	$12,031	62%
2020	(0.24)	$9.29	3.58%	0.73%	2.61%	0.74%	$11,236	66%
2019	(0.22)	$9.21	4.17%	0.82%	2.43%	0.82%	$15,222	48%
2018	(0.18)	$9.06	0.38%	0.74%	2.02%	0.74%	$23,030	39%
2017	(0.16)	$9.21	1.82%	0.82%	1.70%	0.82%	$21,532	31%

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Amount is less than $0.005 per share.

(continues on next page)

See notes to financial statements.

41

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Short-Term Bond Fund
Fund Shares
R6 Shares
Six Months Ended January 31, 2022 (Unaudited):	$9.36	0.09	(d)	(0.16)	(0.07)	(0.11)	(0.05)
Year ended July 31:
2021	$9.30	0.23	(d)	0.11	0.34	(0.24)	(0.04)
2020	$9.21	0.27	(d)	0.09	0.36	(0.27)	—	(e)
2019	$9.07	0.26		0.14	0.40	(0.26)	—	(e)
2018	$9.21	0.22		(0.14)	0.08	(0.22)	—	(e)
December 1, 2016 (f) through July 31, 2017	$9.12	0.13		0.09	0.22	(0.13)	—

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

**  For the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

†  Does not include acquired fund fees, if any.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Amount is less than $0.005 per share.

(f)  Commencement of operations.

See notes to financial statements.

42

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses**^†(b)	Net Investment Income (Loss)(b)	Gross Expenses†(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Short-Term Bond Fund
Fund Shares
R6 Shares
Six Months Ended January 31, 2022 (Unaudited):	(0.16)	$9.13	(0.81)%	0.37%	1.96%	0.37%	$40,582	32%
Year ended July 31:
2021	(0.28)	$9.36	3.71%	0.42%	2.50%	0.49%	$16,111	62%
2020	(0.27)	$9.30	4.04%	0.39%	2.96%	0.45%	$7,950	66%
2019	(0.26)	$9.21	4.50%	0.39%	2.86%	0.71%	$5,456	48%
2018	(0.22)	$9.07	0.85%	0.39%	2.38%	0.67%	$5,142	39%
December 1, 2016 (f) through July 31, 2017	(0.13)	$9.21	2.43%	0.39%	2.14%	1.02%	$5,129	31%

See notes to financial statements.

43

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2022

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Short-Term Bond Fund (the "Fund"). The Fund offers four classes of shares: Fund Shares, Institutional Shares, Class A, and R6 Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

44

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Portfolio securities listed or traded on securities exchanges are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued each business day by a pricing service approved by the Board. The approved pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at their amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of January 31, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$848,773	$—	$848,773
Collateralized Mortgage Obligations	—	198,168	—	198,168
Preferred Stocks	5,384	—	—	5,384
Senior Secured Loans	—	37,687	—	37,687
Corporate Bonds	—	1,137,766	—	1,137,766
Yankee Dollars	—	296,331	—	296,331
Municipal Bonds	—	275,067	—	275,067
U.S. Government Agency Mortgages	—	9,407	—	9,407
U.S. Treasury Obligations	—	27,447	—	27,447
Commercial Paper	—	8,200	—	8,200
Collateral for Securities Loaned	14,673	—	—	14,673
Total	$20,057	$2,838,846	$—	$2,858,903
Other Financial Investments^
Liabilities:
Futures Contracts	$(103)	$—	$—	$(103)
Total	$(103)	$—	$—	$(103)

^  Futures contracts are valued at the unrealized appreciation (depreciation) on the investment.

For the six months ended January 31, 2022, there were no transfers in or out of Level 3 in the fair value hierarchy.

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Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statement of Assets and Liabilities and the segregated assets are identified on the Schedule of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Mortgage- and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac," respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

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Leveraged Loans:

The Fund may invest in leveraged loans, a type of bank loan. Leveraged loans are adjustable-rate bank loans made to companies rated below investment grade. The interest rates on leveraged loans are reset periodically based upon the fluctuations of a base interest rate such as the London Interbank Offered Rate ("LIBOR") and a "spread" above that base interest rate that represents a risk premium to the lending banks and/or other participating investors. Many bank loans bear an adjustable rate of interest; however, leveraged loans provide for a greater "spread" over the base interest rate than other bank loans because they are considered to represent a greater credit risk. Because they are perceived to represent a greater credit risk, leveraged loans possess certain attributes that are similar to high-yield securities. However, because they are often secured by collateral of the borrower, leveraged loans possess certain attributes that are similar to other bank loans.

Below-Investment-Grade Securities:

The Fund may invest in below-investment-grade securities (i.e., lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is presented on the Statement of Assets and Liabilities under Deposit with broker for futures contracts. As of January 31, 2022, the Fund entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

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Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of January 31, 2022 (amounts in thousands):

	Assets	Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Interest Rate Risk Exposure	$—	$103

*  Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day's variation margin for futures contracts is reported within the Statement of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended January 31, 2022 (amounts in thousands):

	Net Realized Gains (Losses) on Derivatives Recognized as a Result of Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Interest Rate Risk Exposure	$(165)	$(160)

All open derivative positions at period end are reflected on the Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.

The Fund may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statement of Operations.

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash

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equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of January 31, 2022.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$14,217	$—	$14,673

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31.

For the six months ended January 31, 2022, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected

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at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended January 31, 2022, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$5,076	$—	$—

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended January 31, 2022, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities		U.S. Government Securities
Purchases	Sales	Purchases	Sales
$874,795	$932,660	$47,931	$22,260

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA Mutual Funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at www.vcm.com. As of January 31, 2022, certain fund-of-funds owned total outstanding shares of the Fund as follows:

Affiliated USAA Mutual Funds	Ownership %
USAA Cornerstone Conservative Fund	0.2
USAA Target Retirement Income Fund	4.1
USAA Target Retirement 2030 Fund	2.1
USAA Target Retirement 2040 Fund	0.8
USAA Target Retirement 2050 Fund	0.1
USAA Target Retirement 2060 Fund	0.0	*

*  Amount is less than 0.05%

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.20% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended January 31, 2022, are reflected on the Statement of Operations as Investment advisory fees.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the prior investment adviser to the Fund announced that AMCO would be acquired by Victory Capital Holdings Inc. (the "Transaction"). A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and VCM. The Transaction closed on July 1, 2019,

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and effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and no performance adjustments were made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter is utilized in calculating future performance adjustments.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing each class' performance to that of the Lipper Short Investment Grade Debt Funds Index. The Lipper Short Investment Grade Debt Funds Index tracks the total return performance of the largest funds within the Lipper Short Investment Grade Debt Funds category.

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Short Investment Grade Debt Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period August 1, 2021, to January 31, 2022, performance adjustments were $261, $471, $2, and $3 for Fund Shares, Institutional Shares, Class A, and R6 Shares, in thousands, respectively. Performance adjustments were 0.05%, 0.05%, 0.03%, and 0.02% for Fund Shares, Institutional Shares, Class A, and R6 Shares, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended January 31, 2022, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, 0.15%, and 0.05%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, Class A, and R6 Shares, respectively. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and

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USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

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Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares, Class A, and R6 Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10%, 0.10% and 0.01%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended January 31, 2022, are reflected on the Statement of Operations as Transfer agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended January 31, 2022, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended January 31, 2022, the Distributor received less than $1 thousand from commissions earned in connection with sales of Class A.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other

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USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

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expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of January 31, 2022, the expense limits (excluding voluntary waivers) were 0.53%, 0.43%, 0.73%, and 0.39% for Fund Shares, Institutional Shares, Class A and R6 Shares, respectively.

Under the terms of the expense limitation agreement, as amended May 1, 2021, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Adviser was permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of January 31, 2022, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at January 31, 2022.

Expires 2022	Expires 2023	Expires 2024	Expires 2025	Total
$5	$6	$37	$12	$60

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended January 31, 2022.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.

Interest Rate Risk — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security's maturity can increase the security's sensitivity to interest rate changes.

Decisions by the U.S. Federal Reserve (also known as the "Fed") regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market

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or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.

Credit Risk — The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.

LIBOR Discontinuation Risk — The LIBOR discontinuation may adversely affect the financial markets generally and the Fund's operations, finances and investments specifically. LIBOR has been the principal floating-rate benchmark in the financial markets, and a large portion of the Fund's assets are tied to LIBOR. However, LIBOR has been or will be discontinued as a floating rate benchmark. The date of discontinuation depends on the LIBOR currency and tenor. With limited exceptions, no new LIBOR obligations will be entered into after December 31, 2021. Existing LIBOR obligations have transitioned or will transition to another benchmark, depending on the LIBOR currency and tenor. For some existing LIBOR-based obligations, the contractual consequences of the discontinuation of LIBOR may not be clear.

Non-LIBOR floating-rate obligations, including Secured Overnight Financing Rate ("SOFR")-based obligations, may have returns and values that fluctuate more than those of floating-rate debt obligations that are based on LIBOR or other rates. Also, because SOFR and some alternative floating rates are relatively new market indexes, markets for certain non-LIBOR obligations may never develop or may not be liquid. Market terms for non-LIBOR floating rate obligations, such as the spread over the index reflected in interest-rate provisions, may evolve over time, and prices of non-LIBOR floating rate obligations may be different depending on when they are issued and changing views about correct spread levels.

Various SOFR-based rates, including SOFR-based term rates, and various non-SOFR-based rates are expected to develop in response to the discontinuation of U.S. dollar LIBOR, which may create various risks for the Fund and the financial markets more generally. There are non-LIBOR forward-looking floating rates that are not based on SOFR and that may be considered by participants in the financial markets as LIBOR alternatives. Such rates include Ameribor (American Interbank Offered Rate), BSBY (Bloomberg Short-Term Bank Yield Index) and BYI (Bank Yield Index). Unlike forward-looking SOFR-based term rates, such rates are intended to reflect a bank credit spread component.

It is not clear how replacement rates for LIBOR — including SOFR-based rates and non-SOFR-based rates — will develop and to what extent they will be used. There is no assurance that these replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect on the Fund and the financial markets more generally. Concerns about market depth and stability could affect the development of non-SOFR-based term rates, and such rates may create various risks, which may or may not be similar to the risks relating to SOFR.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

7. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 28, 2021, with a termination

54

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended January 31, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one-month LIBOR plus one percent, with LIBOR to be replaced by a different benchmark rate in accordance with the terms of the agreement) on amounts borrowed. Prior to June 28, 2021, the Victory Funds Complex paid an annual commitment fee of 0.15% and an upfront fee of 0.10%. Each fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended January 31, 2022.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended January 31, 2022.

8. Federal Income Tax Information:

Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending July 31, 2022.

As of July 31, 2021, the Fund had no capital loss carryforwards for federal income tax purposes.

55

USAA Mutual Funds Trust	Supplemental Information January 31, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2021, through January 31, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/21	Actual Ending Account Value 1/31/22	Hypothetical Ending Account Value 1/31/22	Actual Expenses Paid During Period 8/1/21- 1/31/22*	Hypothetical Expenses Paid During Period 8/1/21- 1/31/22*	Annualized Expense Ratio During Period 8/1/21- 1/31/22
Fund Shares	$1,000.00	$992.10	$1,022.43	$2.76	$2.80	0.55%
Institutional Shares	1,000.00	991.40	1,022.84	2.36	2.40	0.47%
Class A	1,000.00	991.00	1,021.37	3.81	3.87	0.76%
R6 Shares	1,000.00	991.90	1,023.34	1.86	1.89	0.37%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

56

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2022

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement

USAA Short-Term Bond Fund (the "Fund")

At a meeting of the Board of Trustees (the "Board") of USAA Mutual Funds Trust (the "Trust") held on December 9-10, 2021, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Victory Capital Management Inc. (the "Adviser") with respect to the Fund. Prior to the December 9-10, 2021 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 19, 2021.

In advance of the foregoing meetings, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board's conclusions may be based, in part, on its consideration of these same arrangements in prior years.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Adviser under the Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board also took into account its knowledge of the Adviser's management and the quality of the performance of the Adviser's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, shareholder

57

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2022

  (Unaudited)

services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund's compliance programs, (ii) risk management programs, (iii) liquidity risk management programs, and (iv) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Adviser's management style and the performance of the Adviser's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Adviser's process for monitoring "best execution," also was considered. The Adviser's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Adviser's risk management processes. The Board considered the Adviser's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the "expense group") and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's net management fee rate — which includes advisory and administrative services and the effects of any performance adjustment1, as well as any fee waivers and reimbursements — was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses, including after any reimbursements, were below the median of its expense group and its expense universe. The Board also took into account the Adviser's current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates and noted the high quality of services received by the Fund.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended September 30, 2021.

1  The Adviser previously agreed that no performance adjustment (positive or negative) would be made to the amount payable to the Adviser from July 1, 2019, through June 30, 2020.

58

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2022

  (Unaudited)

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser's relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.

Economies of Scale — The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board also considered the effect of the change in size, if any, of each of the Fund's classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

59

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
www.vcm.com	(800) 235-8396

23426-0322

January 31, 2022

Semi Annual Report

USAA Intermediate-Term Bond Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	34
Statement of Operations	36
Statements of Changes in Net Assets	37
Financial Highlights	40
Notes to Financial Statements	44
Supplemental Information	56
Proxy Voting and Portfolio Holdings Information	56
Expense Examples	56
Advisory Contract Approval	57
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	January 31, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks high current income without undue risk to principal.

Asset Allocation*:

January 31, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (12.4%)
AccessLex Institute, Series 2004-2, Class A3, 0.45% (LIBOR03M+19bps), 10/25/24, Callable 4/25/31 @ 100 (a)	$1,164	$1,148
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46, Callable 8/15/24 @ 100 (b)	1,500	1,440
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24 @ 100 (b)	3,000	2,893
American Credit Acceptance Receivables Trust, Series 2019-3, Class D, 2.89%, 9/12/25, Callable 5/12/23 @ 100 (b)	745	754
Americredit Automobile Receivables Trust, Series 2018-1, Class D, 3.82%, 3/18/24, Callable 10/18/22 @ 100	6,360	6,478
AMSR Trust, Series 2021-SFR1, Class D, 2.60%, 6/17/38 (b)	1,500	1,433
AMSR Trust, Series 2021-SFR1, Class C, 2.35%, 6/17/38 (b)	1,800	1,720
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class B, 2.20%, 1/20/28, Callable 10/20/25 @ 100 (b)	1,216	1,214
ARI Fleet Lease Trust, Series 2020-A, Class B, 2.06%, 11/15/28, Callable 2/15/23 @ 100 (b)	1,470	1,479
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class B, 2.68%, 8/20/26, Callable 9/20/25 @ 100 (b)	4,000	4,045
Ballyrock CLO Ltd., Series 2020-14A, Class B, 2.55% (LIBOR03M+230bps), 1/20/34, Callable 1/20/23 @ 100 (a) (b)	1,000	1,002
Bank of The West Auto Trust, Series 2019-1, Class C, 2.90%, 4/15/25, Callable 5/15/23 @ 100 (b)	3,790	3,860
California Republic Auto Receivables Trust, Series 2018-1, Class D, 4.33%, 4/15/25, Callable 9/15/22 @ 100	3,533	3,601
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class C, 2.49%, 5/19/26, Callable 7/19/23 @ 100 (b)	2,000	2,023
Canadian Pacer Auto Receivables Trust, Series 2019-1, Class C, 3.75%, 7/21/25, Callable 1/19/23 @ 100 (b)	3,000	3,056
Canadian Pacer Auto Receivables Trust, Series 2021-1A, Class C, 1.46%, 12/20/27, Callable 12/19/24 @ 100 (b)	2,156	2,085
CARDS II Trust, Series 2021-1A, Class C, 1.20%, 4/15/27 (b)	7,750	7,604
CarMax Auto Owner Trust, Series 2019-1, Class B, 3.45%, 11/15/24, Callable 2/15/23 @ 100	1,923	1,968
CarMax Auto Owner Trust, Series 2018-1, Class D, 3.37%, 7/15/24, Callable 3/15/22 @ 100	500	502
CarMax Auto Owner Trust, Series 2021-4, Class D, 1.48%, 3/15/28, Callable 11/15/24 @ 100	2,831	2,738
CarMax Auto Owner Trust, Series 2019-4, Class C, 2.60%, 9/15/25, Callable 9/15/23 @ 100	5,162	5,243
CarMax Auto Owner Trust, Series 2020-3, Class C, 1.69%, 4/15/26, Callable 2/15/24 @ 100	2,500	2,503
CarMax Auto Owner Trust, Series 2018-4, Class C, 3.85%, 7/15/24, Callable 11/15/22 @ 100	420	429
CarMax Auto Owner Trust, Series 2018-2, Class D, 3.99%, 4/15/25, Callable 5/15/22 @ 100	800	807
CarMax Auto Owner Trust, Series 2020-2, Class B, 2.90%, 8/15/25, Callable 11/15/23 @ 100	1,083	1,108
CarMax Auto Owner Trust, Series 2021-3, Class D, 1.50%, 1/18/28, Callable 9/15/24 @ 100	2,760	2,695

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
CarMax Auto Owner Trust, Series 2020-4, Class C, 1.30%, 8/17/26, Callable 6/15/24 @ 100	$3,450	$3,410
CarMax Auto Owner Trust, Series 2020-1, Class C, 2.34%, 11/17/25, Callable 10/15/23 @ 100	4,230	4,285
CarNow Auto Receivables Trust, Series 2021-1A, Class B, 1.38%, 2/17/26, Callable 9/15/23 @ 100 (b)	656	656
CARS-DB5 LP, Series 2021-1A, Class A2, 2.28%, 8/15/51, Callable 8/15/28 @ 100 (b)	2,182	2,149
Carvana Auto Receivables Trust, Series 2021-P2, Class C, 1.60%, 6/10/27, Callable 9/10/25 @ 100	10,000	9,799
Carvana Auto Receivables Trust, Series 2021-N2, Class D, 1.27%, 3/10/28, Callable 1/10/25 @ 100	4,000	3,943
Carvana Auto Receivables Trust, Series 2021-N1, Class D, 1.50%, 1/10/28, Callable 6/10/24 @ 100	2,750	2,743
Carvana Auto Receivables Trust, Series 2020-P1, Class C, 1.32%, 11/9/26, Callable 2/8/25 @ 100	551	537
Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.30%, 9/11/28, Callable 5/10/27 @ 100	876	867
CCG Receivables Trust, Series 2019-1, Class B, 3.22%, 9/14/26, Callable 9/14/22 @ 100 (b)	2,540	2,572
CCG Receivables Trust, Series 2020-1, Class C, 1.84%, 12/14/27, Callable 11/14/23 @ 100 (b)	5,786	5,781
CCG Receivables Trust, Series 2021-2, Class C, 1.50%, 3/14/29, Callable 1/14/25 @ 100 (b)	3,000	2,933
CF Hippolyta LLC, Series 2021-1A, Class B1, 1.98%, 3/15/61, Callable 3/15/24 @ 100 (b)	1,929	1,863
Chase Auto Credit Linked Notes, Series 2020-1, Class D, 1.89%, 1/25/28, Callable 12/25/23 @ 100 (b)	481	482
Chesapeake Funding II LLC, Series 2019-1A, Class A1, 2.94%, 4/15/31, Callable 6/15/22 @ 100 (b)	482	485
CNH Equipment Trust, Series 2020-A, Class B, 2.30%, 10/15/27, Callable 7/15/23 @ 100	1,100	1,114
CPS Auto Receivables Trust, Series 2018-D, Class E, 5.82%, 6/16/25, Callable 3/15/23 @ 100 (b)	2,000	2,079
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class B, 1.26%, 4/15/30, Callable 12/15/24 @ 100 (b)	2,077	2,032
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class C, 2.59%, 6/15/29, Callable 1/15/24 @ 100 (b)	5,000	5,056
Credit Acceptance Auto Loan Trust, Series 2019-3A, Class A, 2.38%, 11/15/28, Callable 9/15/23 @ 100 (b)	3,871	3,895
Credit Acceptance Auto Loan Trust, Series 2021-4, Class B, 1.74%, 12/16/30, Callable 4/15/25 @ 100 (b)	720	709
DB Master Finance LLC, Series 2021-1A, Class A2II, 2.49%, 11/20/51, Callable 11/20/25 @ 100 (b)	4,532	4,442
Dell Equipment Finance Trust, Series 2020-2, Class D, 1.92%, 3/23/26, Callable 6/22/23 @ 100 (b)	2,125	2,130
Dell Equipment Finance Trust, Series 2020-1, Class B, 2.98%, 4/24/23, Callable 10/22/22 @ 100 (b)	775	785
Dell Equipment Finance Trust, Series 2020-1, Class C, 4.26%, 6/22/23, Callable 10/22/22 @ 100 (b)	1,750	1,786

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Dell Equipment Finance Trust, Series 2021-2, Class D, 1.21%, 6/22/27, Callable 4/22/24 @ 100 (b)	$1,312	$1,274
Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.48%, 4/15/49, Callable 9/20/25 @ 100 (b)	3,000	2,913
Diamond Infrastructure Funding LLC, Series 2021-1A, Class B, 2.35%, 4/15/49, Callable 9/20/25 @ 100 (b)	6,000	5,787
Diamond Issuer, Series 2021-1A, Class B, 2.70%, 11/20/51, Callable 11/20/25 @ 100 (b)	4,418	4,340
Diamond Resorts Owner Trust, Series 2021-1A, Class B, 2.05%, 11/21/33, Callable 1/20/25 @ 100 (b)	1,256	1,247
Drive Auto Receivables Trust, Series 2018-1, Class D, 3.81%, 5/15/24, Callable 5/15/22 @ 100	469	470
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28%, 8/17/26, Callable 6/15/23 @ 100	1,680	1,696
DT Auto Owner Trust, Series 2021-3A, Class C, 0.87%, 5/17/27, Callable 4/15/25 @ 100 (b)	1,875	1,832
DT Auto Owner Trust, Series 2020-2A, Class D, 4.73%, 3/16/26, Callable 1/15/24 @ 100 (b)	500	525
Encina Equipment Finance LLC, Series 2021-1A, Class C, 1.39%, 6/15/27, Callable 1/15/24 @ 100 (b)	1,409	1,386
Encina Equipment Finance LLC, Series 2021-1A, Class D, 1.69%, 11/15/27, Callable 1/15/24 @ 100 (b)	2,562	2,498
Enterprise Fleet Financing LLC, Series 2019-3, Class A2, 2.06%, 5/20/25, Callable 2/20/23 @ 100 (b)	938	943
Evergreen Credit Card Trust, Series 2019-2, Class C, 2.62%, 9/15/24 (b)	2,096	2,114
Evergreen Credit Card Trust, Series 2021-1, Class B, 1.15%, 10/15/26, Callable 11/15/24 @ 100 (b)	7,500	7,367
Evergreen Credit Card Trust, Series 2021-1, Class C, 1.42%, 10/15/26, Callable 11/15/24 @ 100 (b)	6,300	6,192
Exeter Automobile Receivables Trust, Series 2020-2A, Class B, 2.08%, 7/15/24, Callable 11/15/23 @ 100 (b)	842	844
Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49%, 1/15/25, Callable 10/15/23 @ 100 (b)	2,258	2,271
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30%, 3/15/24, Callable 8/15/23 @ 100 (b)	868	870
Exeter Automobile Receivables Trust, Series 2017-3A, Class D, 5.28%, 10/15/24, Callable 6/15/22 @ 100 (b)	3,000	3,046
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32%, 7/15/25, Callable 4/15/24 @ 100	1,417	1,419
ExteNet LLC, Series 2019-1A, Class A2, 3.20%, 7/26/49, Callable 1/25/23 @ 100 (b)	1,875	1,894
First Investors Auto Owner Trust, Series 2018-2A, Class F, 7.31%, 9/15/25, Callable 1/15/23 @ 100 (b)	1,000	1,025
FirstKey Homes Trust, Series 2021-SFR2, Class D, 2.06%, 9/17/26 (b)	4,500	4,275
FirstKey Homes Trust, Series 2021-SFR2, Class C, 1.71%, 9/17/26 (b)	6,512	6,183
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.14%, 12/17/38 (b)	2,500	2,469
Flagship Credit Auto Trust, Series 2019-4, Class E, 4.11%, 3/15/27, Callable 1/15/24 @ 100 (b)	2,500	2,551
Flagship Credit Auto Trust, Series 2018-4, Class C, 4.11%, 10/15/24, Callable 11/15/23 @ 100 (b)	1,082	1,093

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Flagship Credit Auto Trust, Series 2019-2, Class D, 3.53%, 5/15/25, Callable 12/15/23 @ 100 (b)	$2,943	$3,006
Ford Credit Auto Owner Trust, Series 2021-1, Class D, 2.31%, 10/17/33, Callable 4/15/26 @ 100 (b)	1,650	1,608
Ford Credit Auto Owner Trust, Series 2021-2, Class C, 2.11%, 5/15/34, Callable 11/15/26 @ 100 (b)	2,250	2,203
Ford Credit Auto Owner Trust, Series 2021-1, Class C, 1.91%, 10/17/33, Callable 4/15/26 @ 100 (b)	1,708	1,673
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class C, 1.02%, 9/15/26, Callable 11/15/24 @ 100 (b)	1,325	1,297
FRTKL, Series 2021-SFR1, Class D, 2.17%, 9/17/38 (b)	1,500	1,435
GLS Auto Receivables Issuer Trust, Series 2020-4A, Class C, 1.14%, 11/17/25, Callable 1/15/24 @ 100 (b)	2,969	2,960
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class B, 2.43%, 11/15/24, Callable 12/15/23 @ 100 (b)	3,775	3,802
GLS Auto Receivables Issuer Trust, Series 2020-3A, Class C, 1.92%, 5/15/25, Callable 2/15/24 @ 100 (b)	2,000	2,011
GLS Auto Receivables Issuer Trust, Series 2A, Class C, 4.57%, 4/15/26, Callable 4/15/24 @ 100 (b)	1,250	1,303
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class C, 1.11%, 9/15/26, Callable 12/15/25 @ 100 (b)	2,167	2,123
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56%, 7/22/24, Callable 12/20/22 @ 100	1,625	1,645
GM Financial Automobile Leasing Trust, Series 2020-3, Class C, 1.11%, 10/21/24, Callable 4/20/23 @ 100	4,464	4,444
GM Financial Revolving Receivables Trust, Series 2021-1, Class C, 1.67%, 6/12/34, Callable 9/11/26 @ 100 (b)	1,000	969
Golden Credit Card Trust, Series 2021-1A, Class B, 1.44%, 8/15/28 (b)	4,500	4,351
Golden Credit Card Trust, Series 2021-1A, Class A, 1.14%, 8/15/28 (b)	5,000	4,847
Golden Credit Card Trust, Series 2021-1A, Class C, 1.74%, 8/15/28 (b)	2,233	2,172
Golub Capital Partners CLO Ltd., Series 2020-52A, Class A2, 2.05% (LIBOR03M+180bps), 1/20/34, Callable 1/20/23 @ 100 (a) (b)	5,000	5,009
Hertz Vehicle Financing III LP, Series 2021-2A, Class C, 2.52%, 12/27/27 (b)	1,833	1,800
Hertz Vehicle Financing LLC, Series 2022-2A, Class C, 2.95%, 6/26/28, Callable 6/25/27 @ 100 (b)	3,500	3,493
Hertz Vehicle Financing LLC, Series 2022-2A, Class A, 2.33%, 6/26/28, Callable 6/25/27 @ 100 (b)	3,750	3,729
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.05%, 12/26/25 (b)	1,667	1,641
Hertz Vehicle Financing LLC, Series 2022-2A, Class B, 2.65%, 6/26/28, Callable 6/25/27 @ 100 (b)	1,500	1,497
HPEFS Equipment Trust, Series 2020-1A, Class C, 2.03%, 2/20/30, Callable 2/20/23 @ 100 (b)	2,851	2,866
HPEFS Equipment Trust, Series 2020-2A, Class C, 2.00%, 7/22/30, Callable 5/20/23 @ 100 (b)	3,400	3,416
HPEFS Equipment Trust, Series 2021-2A, Class D, 1.29%, 3/20/29, Callable 7/20/24 @ 100 (b)	4,531	4,426
HPEFS Equipment Trust, Series 2021-1A, Class D, 1.03%, 3/20/31, Callable 3/20/24 @ 100 (b)	5,180	5,080
HPEFS Equipment Trust, Series 2019-1A, Class B, 2.32%, 9/20/29, Callable 8/20/22 @ 100 (b)	536	537

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 8/20/22 @ 100 (b)	$1,350	$1,356
JPMorgan Chase Bank NA, Series 2021-2, Class D, 1.14%, 12/26/28, Callable 8/25/24 @ 100 (b)	956	950
JPMorgan Chase Bank NA, Series 2021-3, Class D, 1.01%, 2/26/29, Callable 9/25/24 @ 100 (b)	1,672	1,655
JPMorgan Chase Bank NA, Series 2021-2, Class C, 0.97%, 12/26/28, Callable 8/25/24 @ 100 (b)	1,710	1,699
JPMorgan Chase Bank NA, Series 2020-2, Class C, 1.14%, 2/25/28, Callable 4/25/24 @ 100 (b)	622	621
JPMorgan Chase Bank NA, Series 2021-1, Class B, 0.88%, 9/25/28, Callable 9/25/24 @ 100 (b)	1,743	1,731
JPMorgan Chase Bank NA, Series 1, Class D, 1.17%, 9/25/28, Callable 9/25/24 @ 100 (b)	3,486	3,461
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-2NU, Class D, 2.08%, 1/5/40 (b)	2,700	2,474
Master Credit Card Trust, Series 2020-1A, Class B, 2.27%, 9/23/24 (b)	833	842
Master Credit Card Trust, Series 2018-1A, Class C, 3.74%, 7/21/24 (b)	1,750	1,783
Master Credit Card Trust, Series 2020-1A, Class C, 2.59%, 9/23/24 (b)	2,125	2,152
Master Credit Card Trust, Series 2021-1A, Class C, 1.06%, 11/21/25 (b)	5,775	5,643
Master Credit Card Trust, Series 2022-2A, Class C, 2.73%, 7/21/28 (b)	1,719	1,719
MVW LLC, Series 2021-1WA, Class B, 1.44%, 1/22/41, Callable 2/20/27 @ 100 (b)	1,113	1,073
MVW Owner Trust, Series 2018-1A, Class A, 3.45%, 1/21/36, Callable 2/20/24 @ 100 (b)	2,316	2,367
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/61, Callable 10/20/24 @ 100 (b)	6,097	5,941
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61, Callable 10/20/24 @ 100 (b)	1,832	1,811
NP SPE II LLC, Series 2017-1A, Class A2, 4.22%, 10/21/47, Callable 4/20/23 @ 100 (b)	5,875	6,039
NP SPE II LLC, Series 2019-2A, Class A2, 3.10%, 11/19/49 (b)	4,207	4,254
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49 (b)	4,371	4,108
Oscar U.S. Funding XII LLC, Series 1A, Class A4, 1.00%, 4/10/28, Callable 2/10/25 @ 100 (b)	930	905
Pawnee Equipment Receivables LLC, Series 2021-1, Class B, 1.82%, 7/15/27, Callable 11/15/25 @ 100 (b)	1,637	1,614
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01%, 8/15/25, Callable 11/15/22 @ 100 (b)	5,750	5,815
Progress Residential, Series 2021-SFR4, Class C, 2.04%, 5/17/38 (b)	2,351	2,269
Progress Residential, Series 2021-SFR4, Class D, 2.31%, 5/17/38 (b)	2,500	2,414
Progress Residential Trust, Series 2021-SFR7, Class B, 1.94%, 8/17/40 (b)	3,250	3,069
Progress Residential Trust, Series 2021-SFR5, Class D, 2.11%, 7/16/26 (b)	2,000	1,927
Progress Residential Trust, Series 2021-SFR6, Class D, 2.23%, 7/17/38, Callable 7/17/26 @ 100 (b)	3,000	2,880
Progress Residential Trust, Series 2021-SFR3, Class D, 2.29%, 5/17/26 (b)	2,000	1,930
Santander Bank NA, Series 2021-1A, Class B, 1.83%, 12/15/31, Callable 9/15/24 @ 100 (b)	1,629	1,621
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class D, 2.14%, 12/15/26, Callable 6/15/24 @ 100 (b)	5,000	5,016

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class C, 1.29%, 4/15/26, Callable 6/15/24 @ 100 (b)	$2,500	$2,489
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class D, 5.49%, 4/15/26, Callable 9/15/23 @ 100 (b)	2,000	2,109
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12%, 1/15/26, Callable 9/15/23 @ 100	2,000	2,002
Santander Drive Auto Receivables Trust, Series 2018-5, Class D, 4.19%, 12/16/24, Callable 10/15/22 @ 100	2,342	2,365
Santander Drive Auto Receivables Trust, Series 2018-2, Class D, 3.88%, 2/15/24, Callable 5/15/22 @ 100	816	821
Santander Retail Auto Lease Trust, Series 2019-C, Class C, 2.39%, 11/20/23, Callable 9/20/22 @ 100 (b)	1,782	1,795
Santander Retail Auto Lease Trust, Series 2019-B, Class C, 2.77%, 8/21/23, Callable 7/20/22 @ 100 (b)	1,460	1,470
Santander Retail Auto Lease Trust, Series 2021-C, Class C, 1.11%, 3/20/26, Callable 7/20/24 @ 100 (b)	1,312	1,285
SCF Equipment Leasing LLC, Series 2020-1A, Class C, 2.60%, 8/21/28, Callable 3/20/23 @ 100 (b)	3,800	3,812
SCF Equipment Leasing LLC, Series 1A, Class B, 1.37%, 8/20/29, Callable 4/20/24 @ 100 (b)	500	491
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 3/20/23 @ 100 (b)	3,823	3,832
SCF Equipment Leasing LLC, Series 2019-2, Class C, 3.11%, 6/21/27, Callable 11/20/24 @ 100 (b)	6,500	6,608
SLM Student Loan Trust, Series 2003-14, Class B, 0.81% (LIBOR03M+55bps), 10/25/65, Callable 10/25/29 @ 100 (a)	543	517
SLM Student Loan Trust, Series 2012-6, Class B, 1.11% (LIBOR01M+100bps), 4/27/43, Callable 2/25/29 @ 100 (a)	2,500	2,431
Stack Infrastructure Issuer LLC, Series 2019-2A, Class A2, 3.08%, 10/25/44, Callable 4/25/23 @ 100 (b)	2,000	2,026
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	7,583	7,801
Synchrony Credit Card Master Note Trust, Series 2017-2, Class C, 3.01%, 10/15/25	1,000	1,014
Tesla Auto Lease Trust, Series 2020-A, Class C, 1.68%, 2/20/24, Callable 4/20/23 @ 100 (b)	2,000	2,005
Tesla Auto Lease Trust, Series 2019-A, Class B, 2.41%, 12/20/22, Callable 11/20/22 @ 100 (b)	5,000	5,044
Transportation Finance Equipment Trust, Series 2019-1, Class C, 2.19%, 8/23/24, Callable 1/23/23 @ 100 (b)	1,250	1,261
Trillium Credit Card Trust II, Series 2021-1A, Class C, 2.42%, 10/26/29 (b)	9,300	9,199
Trinity Rail Leasing LLC, Series 2021-1A, Class A, 2.26%, 7/19/51, Callable 1/19/24 @ 100 (b)	985	964
Trinity Rail Leasing LLC, Series 2019-1, Class A, 3.82%, 4/17/49, Callable 4/17/23 @ 100 (b)	3,472	3,551
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.99%, 9/15/45, Callable 9/15/25 @ 100 (b)	9,000	8,661
VB-S1 Issuer LLC, Series 2020-1A, Class D, 4.09%, 6/15/50, Callable 6/15/24 @ 100 (b)	1,100	1,121

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
VB-S1 Issuer LLC, Series 2020-1A, Class C2, 3.03%, 6/15/50, Callable 6/15/24 @ 100 (b)	$1,850	$1,873
Verizon Owner Trust, Series 2020-A, Class C, 2.06%, 7/22/24, Callable 4/20/23 @ 100	5,000	5,040
Volvo Financial Equipment LLC, Series 2019-2A, Class A4, 2.14%, 9/16/24, Callable 7/15/23 @ 100 (b)	2,500	2,526
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE, Class D, 2.61% (LIBOR01M+250bps), 2/15/40 (a) (b)	1,364	1,359
Westlake Automobile Receivables Trust, Series 2019-2A, Class D, 3.20%, 11/15/24, Callable 3/15/23 @ 100 (b)	2,550	2,586
Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.00%, 10/16/23, Callable 7/15/22 @ 100 (b)	2,223	2,235
World Omni Auto Receivables Trust, Series 2021-C, Class C, 1.06%, 4/17/28, Callable 9/15/24 @ 100	5,000	4,888
World Omni Select Auto Trust, Series 2021-A, Class C, 1.09%, 11/15/27, Callable 2/15/24 @ 100	1,250	1,206
World Omni Select Auto Trust, Series 2020-A, Class C, 1.25%, 10/15/26, Callable 8/15/23 @ 100	3,750	3,728
World Omni Select Auto Trust, Series 2018-1A, Class D, 4.13%, 1/15/25, Callable 11/15/22 @ 100 (b)	1,955	1,967
Total Asset-Backed Securities (Cost $461,666)		457,449
Collateralized Mortgage Obligations (18.2%)
37 Capital CLO I, Series 2021-1A, Class C, 2.45% (LIBOR03M+225bps), 10/15/34, Callable 10/15/23 @ 100 (a) (b)	2,750	2,744
AB BSL CLO 1 Ltd., Series 2020-1A, Class A2AR, 1.82%, 1/15/35, Callable 1/15/24 @ 100 (b)	3,500	3,500
AB BSL CLO 1 Ltd., Series 2020-1A, Class BR, 2.17%, 1/15/35, Callable 1/15/24 @ 100 (b)	3,000	3,000
AB BSL CLO 1 Ltd., Series 2020-1A, Class CR, 2.67%, 1/15/35, Callable 1/15/24 @ 100 (b)	3,000	3,000
Aimco CLO 11 Ltd., Series 2020-11A, Class BR, 1.84% (LIBOR03M+160bps), 10/17/34, Callable 1/17/24 @ 100 (a) (b)	3,250	3,250
Annisa CLO Ltd., Series 2016-2, Class BR, 1.90% (LIBOR03M+165bps), 7/20/31, Callable 4/20/22 @ 100 (a) (b)	10,000	9,975
AOA Mortgage Trust, Series 2021-1177, Class D, 1.93% (LIBOR01M+182bps), 10/15/36 (a) (b)	10,600	10,538
AOA Mortgage Trust, Series 2021-1177, Class B, 1.28% (LIBOR01M+117bps), 10/15/36 (a) (b)	3,000	2,980
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2, Class B, 2.56%, 6/15/54, Callable 6/15/31 @ 100 (b) (c)	3,200	3,110
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class C, 3.60%, 5/15/53, Callable 4/15/30 @ 100 (b) (c)	1,500	1,535
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class D, 1.91% (LIBOR01M+180bps), 9/15/32 (a) (b)	3,585	3,557
Aventura Mall Trust, Series 2018-AVM, Class D, 4.11%, 7/5/40 (b) (c)	12,420	12,291
Ballyrock CLO, Series 2020-2A, Class A2R, 1.80% (US0003M+155bps), 10/20/31, Callable 10/20/22 @ 100 (a) (b)	4,000	3,996
Ballyrock CLO 15 Ltd., Series 2021-1A, Class B, 2.29% (LIBOR03M+205bps), 4/15/34, Callable 7/15/23 @ 100 (a) (b)	5,000	5,001

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Ballyrock CLO 18 Ltd., Series 2021-18A, Class A2, 1.88% (LIBOR03M+165bps), 1/15/35, Callable 1/15/24 @ 100 (a) (b)	$2,750	$2,751
Ballyrock CLO Ltd., Series 2019-2A, Class A1BR, 1.36% (LIBOR03M+120bps), 11/20/30, Callable 2/20/22 @ 100 (a) (b)	2,000	2,000
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class D, 3.60% (LIBOR01M+105bps), 4/14/33, Callable 4/14/25 @ 100 (a) (b)	12,485	12,608
BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC, Class C, 3.03%, 1/15/32 (b)	5,000	4,952
BANK, Series 2017-BNK4, Class AS, 3.78%, 5/15/50, Callable 3/15/27 @ 100	5,000	5,260
BBCMS Mortgage Trust, Series 2020-BID, Class B, 2.65% (LIBOR01M+254bps), 10/15/37 (a) (b)	5,000	5,021
BBCMS Mortgage Trust, Series 2020-BID, Class C, 3.75% (LIBOR01M+364bps), 10/15/37 (a) (b)	5,000	5,030
BBCMS Mortgage Trust, Series 2020-BID, Class D, 4.74% (LIBOR01M+463bps), 10/15/37 (a) (b)	14,600	14,692
BBCRE Trust, Series 2015-GTP, Class A, 3.97%, 8/10/33, Callable 5/10/25 @ 100 (b)	5,935	6,221
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class B, 5.21%, 2/11/41, Callable 2/11/22 @ 100 (c)	304	298
Benchmark Mortgage Trust, Series 2019-B14, Class AS, 3.35%, 12/15/61, Callable 11/15/29 @ 100	5,000	5,176
Benchmark Mortgage Trust, Series 2021-B25, Class 300D, 2.99%, 4/15/54, Callable 4/15/30 @ 100 (b) (c)	2,417	2,172
BPR Trust, Series 2021-TY, Class D, 2.46% (LIBOR01M+235bps), 9/23/23 (a) (b)	5,688	5,672
BPR Trust, Series 2021-TY, Class B, 1.26% (LIBOR01M+115bps), 9/23/23 (a) (b)	750	748
BX Commercial Mortgage Trust, Series 2021-SOAR, Class D, 1.51% (LIBOR01M+140bps), 6/15/38 (a) (b)	2,305	2,287
BX Commercial Mortgage Trust, Series 2020-VIV3, Class B, 3.54%, 3/9/44 (b) (c)	5,000	5,151
BX Commercial Mortgage Trust, Series 2020-VIV4, Class X, 0.70%, 11/10/42 (b) (c) (d)	144,200	7,200
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 1.06% (LIBOR01M+85bps), 9/15/23 (a) (b)	1,500	1,485
BX Commercial Mortgage Trust, Series 2019-XL, Class D, 1.56% (LIBOR01M+145bps), 10/15/36 (a) (b)	3,400	3,398
BX Commercial Mortgage Trust, Series 2021-VIVA, Class D, 3.55%, 3/11/44 (b) (c)	5,000	4,874
BX Commercial Mortgage Trust, Series 2020-FOX, Class D, 2.21% (LIBOR01M+210bps), 11/15/32 (a) (b)	3,371	3,370
BX Commercial Mortgage Trust, Series 2019-XL, Class C, 1.36% (LIBOR01M+125bps), 10/15/36 (a) (b)	6,800	6,788
BX Commercial Mortgage Trust, Series 2020-FOX, Class C, 1.66% (LIBOR01M+155bps), 11/15/32 (a) (b)	3,371	3,371
BX Commercial Mortgage Trust, Series 2019-XL, Class B, 1.19% (LIBOR01M+108bps), 10/15/36 (a) (b)	7,766	7,753
BX Mortgage Trust, Series 2021-PAC, Class B, 1.01% (LIBOR01M+90bps), 10/15/36 (a) (b)	3,250	3,217
BX Trust, Series 2021-ARIA, Class D, 2.00% (LIBOR01M+190bps), 10/15/36 (a) (b)	3,000	2,987

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
BXP Trust, Series 2021-601L, Class B, 2.78%, 1/15/44 (b) (c)	$4,995	$4,900
BXP Trust, Series 2021-601L, Class D, 2.78%, 1/15/44 (b) (c)	4,000	3,581
BXP Trust, Series 2021-601L, Class C, 2.78%, 1/15/44 (b) (c)	3,750	3,514
CAMB Commercial Mortgage Trust, Series 2021-CX2, Class A, 2.70%, 11/10/46, Callable 11/10/31 @ 100 (b)	2,500	2,484
CHT Cosmo Mortgage Trust, Series 2017-CSMO, Class D, 2.36% (LIBOR01M+225bps), 11/15/36 (a) (b)	20,250	20,238
CHT Mortgage Trust, Series 2017-CSMO, Class E, 3.11% (LIBOR01M+300bps), 11/15/36 (a) (b)	22,867	22,860
CHT Mortgage Trust, Series 2017-CSMO, Class C, 1.61% (LIBOR01M+150bps), 11/15/36 (a) (b)	7,000	6,995
Citigroup Commercial Mortgage Trust, Series 2020-555, Class D, 3.23%, 12/10/41 (b)	5,000	4,733
Citigroup Commercial Mortgage Trust, Series 2020-555, Class B, 2.83%, 12/10/41 (b)	4,000	3,961
Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class D, 4.35%, 5/10/36 (b)	1,850	1,889
Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class A, 3.34%, 5/10/36 (b)	3,750	3,840
Columbia Cent CLO 29 Ltd., Series 2020-29A, Class BR, 1.95% (LIBOR03M+170bps), 10/20/34, Callable 10/20/23 @ 100 (a) (b)	3,000	3,001
COMM Mortgage Trust, Series 2020-CX, Class A, 2.17%, 11/10/46, Callable 11/10/30 @ 100 (b)	13,000	12,484
COMM Mortgage Trust, Series 2020-CBM, Class A2, 2.90%, 11/13/39 (b)	2,660	2,670
COMM Mortgage Trust, Series 2020-CBM, Class C, 3.40%, 11/13/39 (b)	9,700	9,561
COMM Mortgage Trust, Series 2013-CCRE11, Class AM, 4.72%, 8/10/50, Callable 9/10/23 @ 100 (c)	5,000	5,208
COMM Mortgage Trust, Series 2014-277P, Class A, 3.61%, 8/10/49, Callable 8/10/24 @ 100 (b) (c)	9,500	9,806
COMM Mortgage Trust, Series 2015-PC1, Class B, 4.32%, 7/10/50, Callable 6/10/25 @ 100 (c)	3,399	3,543
COMM Mortgage Trust, Series 2015-PC1, Class AM, 4.29%, 7/10/50, Callable 5/10/25 @ 100 (c)	3,000	3,157
CSMC Trust, Series 2019-UVIL, Class C, 3.28%, 12/15/41 (b) (c)	5,000	4,789
CSMC Trust, Series 2020-West, Class A, 3.04%, 2/15/35, Callable 2/15/30 @ 100 (b)	2,500	2,542
DBJPM Mortgage Trust, Series 2016-SFC, Class B, 3.24%, 8/10/36, Callable 8/10/26 @ 100 (b)	2,500	2,523
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36, Callable 8/10/26 @ 100 (b)	5,000	4,990
Dryden Senior Loan Fund, Series 2016-42A, Class BR, 1.79% (LIBOR03M+155bps), 7/15/30, Callable 4/15/22 @ 100 (a) (b)	5,000	4,984
Extended Stay America Trust, Series 2021-ESH, Class D, 2.36% (LIBOR01M+225bps), 7/15/38 (a) (b)	4,472	4,483
Flatiron CLO 18 Ltd., Series 2018-1A, Class A, 1.19% (LIBOR03M+95bps), 4/17/31, Callable 4/17/22 @ 100 (a) (b)	3,500	3,493
Flatiron CLO 20 Ltd., Series 2020-1A, Class B, 1.91% (LIBOR03M+175bps), 11/20/33, Callable 11/20/22 @ 100 (a) (b)	750	751
Flatiron CLO 20 Ltd., Series 2020-1A, Class C, 2.61% (LIBOR03M+245bps), 11/20/33, Callable 11/20/22 @ 100 (a) (b)	4,000	4,022
See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Flatiron RR CLO 22 LLC, Series 2021-2A, Class B (US0003M+160bps), 10/15/34, Callable 10/15/23 @ 100 (a) (b)	$3,000	$2,998
FREMF Mortgage Trust, Series 2017-K724, Class B, 3.53%, 11/25/23, Callable 11/25/23 @ 100 (b) (c)	7,000	7,189
Goldentree Loan Management US Clo 8 Ltd., Series 2020-8A, Class BR, 1.85% (US0003M+160bps), 10/20/34, Callable 10/20/23 @ 100 (a) (b)	2,500	2,501
Golub Capital Partners 48 LP, Series 2020-48A, Class B1, 2.04% (LIBOR03M+180bps), 4/17/33, Callable 4/17/22 @ 100 (a) (b)	4,350	4,350
Golub Capital Partners CLO Ltd., Series 2020-52A, Class C, 3.05% (LIBOR03M+280bps), 1/20/34, Callable 1/20/23 @ 100 (a) (b)	3,500	3,510
GS Mortgage Securities Corp. Trust, Series 2012-ALOH, Class A, 3.55%, 4/10/34 (b)	10,166	10,183
GS Mortgage Securities Corp. Trust, Series 2020-UPTN, Class B, 2.95%, 12/10/39 (b)	1,735	1,749
GS Mortgage Securities Trust, Series 2019-GSA1, Class AS, 3.34%, 11/10/52, Callable 10/10/29 @ 100	5,000	5,185
GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.05%, 11/10/52, Callable 10/10/29 @ 100	4,000	4,137
Hilton USA Trust, Series 2016-HHV, Class B, 4.19%, 11/5/38 (b) (c)	4,650	4,873
Hilton USA Trust, Series 2016-HHV, Class C, 4.19%, 11/5/38 (b) (c)	824	854
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37 (b)	6,924	6,964
Hudson Yards Mortgage Trust, Series 2019-55HY, Class D, 2.94%, 12/10/41 (b) (c)	10,672	10,406
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.84%, 8/10/38, Callable 8/10/26 @ 100 (b)	3,020	3,080
Hudson Yards Mortgage Trust, Series 2019-55HY, Class A, 2.94%, 12/10/41 (b) (c)	4,500	4,625
Hudson Yards Mortgage Trust, Series 2019-30HY, Class D, 3.44%, 7/10/39 (b) (c)	9,457	9,505
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class C, 5.69%, 11/15/43, Callable 2/15/22 @ 100 (b) (c)	2,133	2,125
Jackson Park Trust, Series 2019-LIC, Class A, 2.77%, 10/14/39 (b)	5,000	5,004
Jackson Park Trust, Series 2019-LIC, Class C, 3.13%, 10/14/39 (b) (c)	5,000	4,785
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.67%, 12/15/47, Callable 2/15/23 @ 100 (c)	2,250	2,291
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class C, 4.08%, 1/15/46, Callable 7/15/23 @ 100 (c)	468	478
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class XA, 1.71%, 10/15/45, Callable 9/15/22 @ 100 (c) (d)	17,463	59
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class C, 4.10%, 12/15/47, Callable 2/15/23 @ 100 (c)	3,045	3,045
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-2NU, Class XA, 0.09%, 1/5/40 (b) (c) (d)	226,300	1,291
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class C, 3.75%, 6/5/39, Callable 6/5/29 @ 100 (b) (c)	1,614	1,677
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class D, 3.78%, 6/5/39, Callable 6/5/29 @ 100 (b) (c)	2,000	2,044
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1.91% (LIBOR01M+180bps), 5/15/36 (a) (b)	2,500	2,492

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
LCM LP, Series 18A, Class A1R, 1.27% (LIBOR03M+102bps), 4/20/31, Callable 4/20/22 @ 100 (a) (b)	$1,000	$999
LCM Ltd., Series 36A, Class A2, 1.65% (LIBOR03M+140bps), 1/15/34, Callable 1/15/24 @ 100 (a) (b)	3,000	3,002
LCM Ltd., Series 2032A, Class B, 1.95% (LIBOR03M+170bps), 7/20/34, Callable 7/20/23 @ 100 (a) (b)	2,500	2,503
Life BMR Mortgage Trust, Series 2021-BMR, Class D, 1.51% (LIBOR01M+140bps), 3/15/38 (a) (b)	4,500	4,463
Magnetite Ltd., Series 2015-12A, Class BRRA, 1.84% (LIBOR03M+160bps), 10/15/31, Callable 4/15/22 @ 100 (a) (b)	3,240	3,233
Manhattan West, Series 2020-1MW, Class C, 2.33%, 9/10/40 (b) (c)	5,000	4,850
Manhattan West, Series 2020-1MW, Class D, 2.33%, 9/10/40 (b) (c)	4,250	4,030
Manhattan West, Series 2020-1MW, Class A, 2.13%, 9/10/40 (b)	5,000	4,935
MHC Commercial Mortgage Trust, Series MHC, Class D, 1.71% (LIBOR01M+160bps), 4/15/26 (a) (b)	2,000	1,993
MHC Trust, Series 2021-MHC2, Class D, 1.61% (LIBOR01M+150bps), 5/15/23 (a) (b)	1,900	1,877
MHP, Series 2022-MHIL, Class D, 1.66%, 1/15/27 (b)	2,500	2,486
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class XA, 1.59%, 11/15/45, Callable 6/15/22 @ 100 (b) (c) (d)	16,877	55
Morgan Stanley Capital I Trust, Series 2017-CLS, Class F, 2.71% (LIBOR01M+260bps), 11/15/34 (a) (b)	4,000	3,978
Morgan Stanley Capital I Trust, Series 2021-PLZA, Class C, 2.81%, 11/9/31, Callable 5/9/31 @ 100 (b)	2,750	2,594
Morgan Stanley Capital I Trust, Series 2017-CLS, Class E, 2.06% (LIBOR01M+195bps), 11/15/34 (a) (b)	8,215	8,187
Morgan Stanley Capital I Trust, Series 2017-CLS, Class C, 1.11% (LIBOR01M+100bps), 11/15/34 (a) (b)	3,245	3,238
Morgan Stanley Eaton Vance CLO, Series 2021-1A, Class B, 1.78% (US0003M+165bps), 10/20/34, Callable 10/23/23 @ 100 (a) (b)	2,500	2,500
Mountain View CLO Ltd., Series 2013-1A, Class CRR, 2.32% (LIBOR03M+220bps), 10/12/30 (a) (b)	4,000	4,000
Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class BR2, 1.78% (LIBOR03M+150bps), 1/28/30, Callable 4/28/22 @ 100 (a) (b)	5,000	5,001
Neuberger Berman Loan Advisers CLO 44 Ltd., Series 2021-44A, Class B, 1.84% (US0003M+160bps), 10/16/34, Callable 10/16/23 @ 100 (a) (b)	2,500	2,503
Neuberger Berman Loan Advisers CLO Ltd., Series 2018-29A, Class B2, 4.60%, 10/19/31, Callable 4/19/22 @ 100 (b)	5,000	5,017
Octagon 57 Ltd., Series 2021-1A, Class B1, 1.77% (LIBOR03M+165bps), 10/15/34, Callable 10/15/23 @ 100 (a) (b)	3,000	3,000
Octagon Investment Partners 48 Ltd., Series 2020-3A, Class BR, 1.85% (LIBOR03M+160bps), 10/20/34, Callable 10/20/23 @ 100 (a) (b)	4,200	4,185
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/13/49 (b)	11,040	10,966
One New York Plaza Trust, Series 2020-1NYP, Class A, 1.06% (LIBOR01M+95bps), 1/15/26 (a) (b)	2,625	2,619
ONE PARK Mortgage Trust, Series 2021-PARK, Class D, 1.61% (LIBOR01M+150bps), 3/15/36 (a) (b)	5,000	4,951
Palmer Square Loan Funding Ltd., Series 2019-2, Class B, 2.50% (LIBOR03M+225bps), 4/20/27, Callable 4/20/22 @ 100 (a) (b)	5,000	4,995

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Palmer Square Loan Funding Ltd., Series 2020-1A, Class B, 2.06% (LIBOR03M+190bps), 2/20/28, Callable 2/20/22 @ 100 (a) (b)	$2,000	$2,000
Palmer Square Loan Funding Ltd., Series 2019-3, Class B, 2.26% (LIBOR03M+210bps), 8/20/27, Callable 2/20/22 @ 100 (a) (b)	5,000	5,002
Palmer Square Loan Funding Ltd., Series 2019-4, Class B, 2.36% (LIBOR03M+210bps), 10/24/27, Callable 4/24/22 @ 100 (a) (b)	5,000	5,001
Palmer Square Loan Funding Ltd., Series 2019-4, Class A2, 1.86% (LIBOR03M+160bps), 10/24/27, Callable 4/24/22 @ 100 (a) (b)	4,500	4,504
Palmer Square Loan Funding Ltd., Series 2020-4A, Class B, 2.48% (LIBOR03M+230bps), 11/25/28, Callable 2/25/22 @ 100 (a) (b)	5,000	5,002
Race Point CLO Ltd., Series 2016-10A, Class B1R, 1.91% (LIBOR03M+165bps), 7/25/31, Callable 4/25/22 @ 100 (a) (b)	5,000	4,986
SLG Office Trust, Series 2021-OVA, Class B, 2.71%, 7/15/41 (b)	4,000	3,993
SLG Office Trust, Series 2021-OVA, Class C, 2.85%, 7/15/41 (b)	4,000	3,930
SMRT, Series 2022-MINI, Class E, 2.75%, 1/15/24 (b) (e)	2,000	2,000
Sound Point CLO XVIII Ltd., Series 2017-4A, Class B, 2.05% (LIBOR03M+180bps), 1/21/31, Callable 4/20/22 @ 100 (a) (b)	1,000	989
SREIT Trust, Series 2021-MFP2, Class D, 1.68% (LIBOR01M+157bps), 11/15/36 (a) (b)	1,000	994
Stewart Park CLO Ltd., Series 2015-1A, Class A2R, 1.49% (LIBOR03M+125bps), 1/15/30, Callable 4/15/22 @ 100 (a) (b)	2,000	1,998
Stratus CLO Ltd., Series 2021-3A, Class B (LIBOR03M+155bps), 12/29/29 (a) (b)	2,259	2,260
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class B1, 0.85% (LIBOR01M+50bps), 7/19/35, Callable 2/19/22 @ 100 (a)	799	795
SUMIT Mortgage Trust, Series 2022-BVUE, Class C, 2.89%, 2/12/41, Callable 2/12/29 @ 100 (b)	1,636	1,579
Symphony CLO XXVIII Ltd., Series 2021-28A, Class C, 2.19% (US0003M+210bps), 10/23/34, Callable 10/23/23 @ 100 (a) (b)	3,000	3,004
TIAA CLO IV Ltd., Series 2018-1A, Class A2, 1.95% (LIBOR03M+170bps), 1/20/32, Callable 4/20/22 @ 100 (a) (b)	5,000	4,987
TRESTLES CLO Ltd., Series 2021-4A, Class B2, 2.72%, 7/21/34, Callable 7/21/23 @ 100 (b)	1,000	954
Trimaran Cavu Ltd., Series 2019-1A, Class A2, 2.15% (LIBOR03M+190bps), 7/20/32, Callable 7/20/22 @ 100 (a) (b)	7,000	7,011
Trimaran Cavu Ltd., Series 2021-2A, Class B1, 1.88% (LIBOR03M+175bps), 10/25/34, Callable 10/25/23 @ 100 (a) (b)	2,500	2,498
Trimaran Cavu Ltd., Series 2021-3A, Class C1, 2.57% (LIBOR03M+247bps), 1/18/35, Callable 1/18/24 @ 100 (a) (b)	5,000	5,001
Tryon Park CLO Ltd., Series 2013-1A, Class A1SR, 1.13% (LIBOR03M+89bps), 4/15/29, Callable 4/15/22 @ 100 (a) (b)	3,580	3,582
TTAN, Series 2021-MHC, Class D, 1.86% (LIBOR01M+180bps), 3/15/38 (a) (b)	1,797	1,784
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 1.56%, 5/10/45, Callable 3/10/22 @ 100 (b) (c) (d)	1,312	—	(f)
Venture 37 CLO Ltd., Series 2019-37A, Class A2R, 1.69% (LIBOR03M+145bps), 7/15/32, Callable 7/15/22 @ 100 (a) (b)	3,000	3,001
VLS Commercial Mortgage Trust, Series 2020-LAB, Class A, 2.13%, 10/10/42 (b)	3,000	2,869
Voya CLO, Series 2020-2A, Class A2R, 1.65% (US0003M+140bps), 7/19/34, Callable 7/19/23 @ 100 (a) (b)	4,000	4,002

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Voya CLO, Series 2017-4A, Class A2, 1.49% (US0003M+125bps), 10/15/30, Callable 4/15/22 @ 100 (a) (b)	$2,000	$1,996
Voya CLO Ltd., Series 2018-3, Class B, 1.89% (LIBOR03M+165bps), 10/15/31, Callable 4/15/22 @ 100 (a) (b)	2,500	2,493
Voya CLO Ltd., Series 2015-3A, Class BR, 2.45% (LIBOR03M+220bps), 10/20/31, Callable 4/20/22 @ 100 (a) (b)	1,250	1,240
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class B, 4.22%, 12/15/48 (c)	5,000	5,232
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class AS, 3.97%, 12/15/48	3,500	3,678
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class B, 4.50%, 9/15/57, Callable 9/15/25 @ 100 (c)	2,000	2,103
Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class AS, 3.11%, 6/15/53, Callable 3/15/30 @ 100	2,000	2,046
Wells Fargo Commercial Mortgage Trust, Series 2018-AUS, Class A, 4.06%, 7/17/36 (b) (c)	4,200	4,547
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class XA, 1.48%, 12/15/45, Callable 12/15/22 @ 100 (c) (d)	54,378	361
Total Collateralized Mortgage Obligations (Cost $674,683)		670,943
Preferred Stocks (0.7%)
Consumer Staples (0.3%):
CHS, Inc., cumulative redeemable, Series 2, 7.10% (LIBOR03M+429bps) (a) (g)	400,000	10,940
Financials (0.4%):
Citigroup Capital, 6.67% (LIBOR03M+637bps), 10/30/40 (a)	87,500	2,356
Delphi Financial Group, Inc., 3.35% (LIBOR03M+319bps), 5/15/37 (a) (h) (i)	369,987	8,047
U.S. Bancorp, non-cumulative, Series A, 3.50% (LIBOR03M+102bps) (a) (g)	5,000	4,530
		14,933
Total Preferred Stocks (Cost $24,873)		25,873
Senior Secured Loans (2.9%)
AAdvantage Loyalty IP Ltd., Initial Term Loan, First Lien, 5.50% (LIBOR03M+475bps), 4/20/28 (a)	4,000	4,146
Academy Ltd., Refinancing Term Loans, First Lien, 4.50% (LIBOR01M+375bps), 11/6/27 (a)	372	372
Air Canada, Term Loan, First Lien, 4.25% (LIBOR06M+350bps), 7/27/28 (a)	1,000	1,002
Alterra Mountain Co., Facility 2028 Term Loan B, First Lien, 4.00% (LIBOR01M+350bps), 8/17/28 (a)	960	958
AOT Packaging Products Acquisitionco LLC, Closing Date Initial Term Loans, First Lien, 3.75% (LIBOR01M+325bps), 3/3/28 (a)	1,493	1,482
AssuredPartners, Inc., 2021 Term Loan, First Lien, 4.00% (LIBOR01M+350bps), 2/13/27 (a)	2,955	2,951
Asurion LLC, New B-9 Term Loans, First Lien, 3.35% (LIBOR01M+325bps), 7/29/27 (a)	993	986
Berlin Packaging LLC, Tranche B-4 Term Loans, First Lien, 3.75% (LIBOR03M+325bps), 3/5/28 (a)	496	493
Blackstone CQP Holdco LP, Initial Term Loans, First Lien, 4.25% (LIBOR03M+375bps), 5/26/28 (a)	995	993

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Buckeye Partners LP, 2021 Tranche B-1 Refinancing Term Loan, First Lien, 2.35% (LIBOR01M+225bps), 11/1/26 (a)	$1,465	$1,458
BWAY Holding Co., Initial Term Loan, First Lien, 3.25% (LIBOR01M+325bps), 4/3/24 (a)	1,719	1,701
Cincinnati Bell, Inc., Term B2, First Lien, 3.75% (SOFR01M+325bps), 11/17/28 (a)	500	500
CITGO Petroleum Corp., 2019 Incremental Term B Loans, First Lien, 7.25% (LIBOR03M+625bps), 3/22/24 (a)	1,418	1,417
ClubCorp Holdings, Inc., Term B Loans, First Lien, 2.97% (LIBOR03M+275bps), 9/18/24 (a)	2	2
DELTA AIR LINES, Inc. and SKYMILES IP Ltd., Initial Term Loan, First Lien, 4.75% (LIBOR03M+375bps), 9/16/27 (a)	16,000	16,882
Directv Financing LLC, Closing Date Term Loans, First Lien, 5.75% (LIBOR03M+500bps), 7/22/27 (a)	5,376	5,380
Fertitta Entertainment LLC, Initial B Term Loan, First Lien, 4.50% (SOFR01M+400bps), 1/12/29 (a) (e)	1,500	1,504
Foundation Building Materials, Initial Term Loans, First Lien, 3.75% (LIBOR03M+325bps), 1/29/28 (a)	498	495
Freeport LNG Investments, LLLP, Initial Term B Loan, First Lien, 4.00% (LIBOR01M+350bps), 12/21/28 (a)	1,000	995
Graham Packaging Co., Inc., New Term Loans, First Lien, 3.75% (LIBOR01M+300bps), 8/4/27 (a)	466	464
Great Outdoors Group LLC, Term B1, First Lien, 4.50% (LIBOR03M+375bps), 3/5/28 (a)	990	989
H-Food Holdings LLC, 2020 Incremental Term B-3 Loan, First Lien, 6.00% (LIBOR01M+500bps), 5/31/25 (a)	493	493
H-Food Holdings LLC, Initial Term Loan, First Lien, 3.79% (LIBOR01M+369bps), 5/31/25 (a)	1,417	1,406
Hilton Grand Vacations Borrower LLC, Initial Term Loan, First Lien, 3.50% (LIBOR01M+300bps), 8/2/28 (a)	1,085	1,083
Hub International Ltd., B-3 Incremental Term Loans, First Lien, 4.00% (LIBOR03M+325bps), 4/25/25 (a)	4,886	4,874
Hub International Ltd., B-3 Incremental Term Loans, First Lien, 4.00% (LIBOR02M+325bps), 4/25/25 (a)	12	12
IRB Holding Corp., Fourth Amendment Incremental Term Loans, First Lien, 4.25% (LIBOR03M+325bps), 11/19/27 (a)	1,976	1,976
IRB Holding Corp., TLB, First Lien, 3.75% (SOFR03M+300bps), 12/15/27 (a) (e)	1,000	990
Kronos Acquisition Holdings, Inc., Tranche B-1 Term Loans, First Lien, 4.25% (LIBOR03M+375bps), 12/22/26 (a)	4	4
Lumen Technologies, Inc., Term B Loans, First Lien, 2.35% (LIBOR01M+225bps), 3/15/27 (a)	428	420
Magnite, Inc., Initial Term Loans, First Lien, 5.75% (LIBOR06M+500bps), 4/30/28 (a)	995	991
Medline Industries, Inc., Initial Dollar Term Loans, First Lien, 3.75% (LIBOR01M+325bps), 10/21/28 (a)	1,000	995
Mileage Plus Holdings LLC, Initial Term Loan, First Lien, 6.25% (LIBOR03M+525bps), 6/20/27 (a)	18,000	18,981
Mitchell International, Inc., Term Loans, First Lien, 4.25% (LIBOR01M+375bps), 10/16/28 (a)	1,500	1,487

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Oculus Acquisition Corp., Initial Term Loan, First Lien, 4.25% (LIBOR06M+350bps), 11/8/27 (a)	$993	$992
Osmosis Debt Merger Sub, Inc., Delayed TL, First Lien, 6/17/28 (e) (j)	111	111
Osmosis Debt Merger Sub, Inc., Initial Term B Loans, First Lien, 4.50% (LIBOR01M+400bps), 7/31/28 (a)	889	890
Pactiv Evergreen Group Holdings, Inc., Tranche B-3 US Term Loans, First Lien, 4.00% (LIBOR01M+350bps), 9/17/28 (a)	998	995
Petco Health and Wellness Co., Inc., Initial Term Loans, First Lien, 4.00% (LIBOR03M+325bps), 2/25/28 (a)	1,985	1,982
Polaris Newco LLC, Dollar Term Loan, First Lien, 4.50% (LIBOR03M+400bps), 6/4/28 (a)	1,247	1,246
Proofpoint, Inc., Initial Term Loans, First Lien, 3.75% (LIBOR03M+325bps), 8/31/28 (a)	1,500	1,492
Sophia LP, Term Loan B, First Lien, 4.00% (LIBOR03M+350bps), 10/7/27 (a)	990	989
Sotheby's, 2021 2nd Refin Term Loan, First Lien, 5.00% (LIBOR03M+450bps), 1/15/27 (a)	5,470	5,479
Sunshine Luxembourg VII Sarl, Facility B3 Commitments, First Lien, 4.50% (LIBOR03M+375bps), 10/2/26 (a)	1,435	1,434
The E.W. Scripps Co., Term Loan B3, First Lien, 3.75% (LIBOR01M+300bps), 12/15/27 (a)	834	833
UKG, Inc., Incremental Term loans, First Lien, 3.75% (LIBOR03M+325bps), 5/4/26 (a)	986	983
Virtus Investment Partners, Inc., Initial Term Loans, First Lien, 2.35% (LIBOR01M+225bps), 9/18/28 (a)	499	495
Walker & Dunlop, Inc., TLB, First Lien, 2.75% (SOFR06M+225bps), 12/16/28 (a)	2,000	1,995
Weber-Stephen Products LLC, Initial Term B Loans, First Lien, 4.00% (LIBOR06M+325bps), 10/30/27 (a)	24	24
Weber-Stephen Products LLC, Initial Term B Loans, First Lien, 4.00% (LIBOR01M+325bps), 10/30/27 (a)	790	790
Whatabrands LLC, Initial Term B Loans, First Lien, 3.75% (LIBOR01M+325bps), 7/21/28 (a) (e)	6,500	6,480
Total Senior Secured Loans (Cost $103,246)		106,092
Corporate Bonds (30.8%)
Communication Services (2.0%):
AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100	7,000	7,773
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 2/1/31, Callable 7/1/25 @ 102.13 (b)	1,000	955
4.25%, 1/15/34, Callable 1/15/28 @ 102.13 (b)	6,000	5,562
Charter Communications Operating LLC/Charter Communications Operating Capital, 2.25%, 1/15/29, Callable 11/15/28 @ 100	1,000	942
Comcast Corp., 4.20%, 8/15/34, Callable 2/15/34 @ 100	4,000	4,496
CSC Holdings LLC, 3.38%, 2/15/31, Callable 2/15/26 @ 101.69 (b)	500	437
Discovery Communications LLC, 4.65%, 5/15/50, Callable 11/15/49 @ 100	8,000	8,672
Gray Television, Inc., 4.75%, 10/15/30, Callable 10/15/25 @ 102.38 (b)	2,500	2,400
Lamar Media Corp., 3.63%, 1/15/31, Callable 1/15/26 @ 101.81	10,109	9,419
Netflix, Inc., 4.88%, 6/15/30, Callable 3/15/30 @ 100 (b) (k)	2,000	2,234
Sirius XM Radio, Inc., 3.88%, 9/1/31, Callable 9/1/26 @ 101.94 (b)	3,000	2,775

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Sprint Spectrum Co. LLC, 5.15%, 9/20/29, Callable 3/20/27 @ 100 (b)	$2,000	$2,186
T-Mobile USA, Inc., 3.50%, 4/15/31, Callable 4/15/26 @ 101.75 (b)	9,500	9,292
Verizon Communications, Inc. 2.55%, 3/21/31, Callable 12/21/30 @ 100	1,000	976
4.50%, 8/10/33 (l)	11,000	12,465
Zayo Group Holdings, Inc., 4.00%, 3/1/27, Callable 3/14/22 @ 100 (b)	1,500	1,419
		72,003
Consumer Discretionary (2.6%):
Asbury Automotive Group, Inc., 4.75%, 3/1/30, Callable 3/1/25 @ 102.38	4,000	3,949
AutoNation, Inc., 2.40%, 8/1/31, Callable 5/1/31 @ 100	5,000	4,663
Caesars Entertainment, Inc., 4.63%, 10/15/29, Callable 10/15/24 @ 102.31 (b) (k)	1,010	968
Choice Hotels International, Inc., 3.70%, 1/15/31, Callable 10/15/30 @ 100	4,000	4,111
Churchill Downs, Inc., 4.75%, 1/15/28, Callable 1/15/23 @ 102.38 (b)	1,000	1,008
Dollar Tree, Inc., 2.65%, 12/1/31, Callable 9/1/31 @ 100	1,750	1,693
Hilton Domestic Operating Co., Inc., 3.63%, 2/15/32, Callable 8/15/26 @ 101.81 (b)	9,430	8,957
Kohl's Corp., 3.38%, 5/1/31, Callable 2/1/31 @ 100 (k)	10,500	10,343
Lithia Motors, Inc., 3.88%, 6/1/29, Callable 6/1/24 @ 101.94 (b)	6,050	5,945
Marriott International, Inc., 3.50%, 10/15/32, Callable 7/15/32 @ 100 (l)	9,000	9,084
Marriott Ownership Resorts, Inc., 4.50%, 6/15/29, Callable 6/15/24 @ 102.25 (b)	950	932
Murphy Oil USA, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (b)	1,362	1,282
Nordstrom, Inc., 4.25%, 8/1/31, Callable 5/1/31 @ 100 (k)	8,370	7,742
PulteGroup, Inc., 6.00%, 2/15/35	1,000	1,237
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100 (b)	13,000	12,444
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100 (b)	2,100	2,079
Sonic Automotive, Inc., 4.88%, 11/15/31, Callable 11/15/26 @ 102.44 (b)	6,000	5,809
Sotheby's, 7.38%, 10/15/27, Callable 10/15/22 @ 103.69 (b)	4,625	4,811
Starbucks Corp., 3.50%, 11/15/50, Callable 5/15/50 @ 100	2,500	2,485
Tractor Supply Co., 1.75%, 11/1/30, Callable 8/1/30 @ 100	2,750	2,496
Vanderbilt University Medical Center, 4.17%, 7/1/37, Callable 1/1/37 @ 100	1,445	1,510
Volkswagen Group of America Finance LLC, 3.75%, 5/13/30 (b)	3,000	3,193
		96,741
Consumer Staples (0.5%):
BAT Capital Corp. 2.73%, 3/25/31, Callable 12/25/30 @ 100 (k) (l)	4,319	4,055
3.73%, 9/25/40, Callable 3/25/40 @ 100	3,000	2,717
JBS Finance Luxembourg Sarl, 2.50%, 1/15/27, Callable 12/15/26 @ 100 (b) (k)	3,500	3,402
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 5/15/32, Callable 2/15/32 @ 100 (b)	3,000	2,812
Pilgrim's Pride Corp., 3.50%, 3/1/32, Callable 9/1/26 @ 101.75 (b)	250	238
Post Holdings, Inc., 4.50%, 9/15/31, Callable 9/15/26 @ 102.25 (b)	500	476
Smithfield Foods, Inc., 2.63%, 9/13/31, Callable 6/13/31 @ 100 (b)	1,000	942

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Sysco Corp., 2.45%, 12/14/31, Callable 9/14/31 @ 100	$2,167	$2,098
Unilever Capital Corp., 2.63%, 8/12/51, Callable 2/12/51 @ 100	3,000	2,707
		19,447
Energy (2.1%):
Boardwalk Pipelines LP, 4.45%, 7/15/27, Callable 4/15/27 @ 100	4,000	4,291
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100 (b)	4,727	4,748
Diamondback Energy, Inc., 3.13%, 3/24/31, Callable 12/24/30 @ 100	2,000	1,992
Energy Transfer Operating LP, 3.15% (LIBOR03M+302bps), 11/1/66, Callable 3/14/22 @ 100 (a)	2,000	1,604
Enterprise Products Operating LLC, 3.30%, 2/15/53, Callable 8/15/52 @ 100	4,000	3,674
Gray Oak Pipeline LLC, 3.45%, 10/15/27, Callable 8/15/27 @ 100 (b)	3,333	3,414
Helmerich & Payne, Inc., 2.90%, 9/29/31, Callable 6/29/31 @ 100 (b)	4,500	4,342
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/1/28, Callable 11/1/23 @ 103.13 (b)	10,142	10,521
Magellan Midstream Partners LP, 5.15%, 10/15/43, Callable 4/15/43 @ 100 (l)	8,405	9,670
Marathon Petroleum Corp., 4.75%, 9/15/44, Callable 3/15/44 @ 100	1,000	1,104
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100 (b) (l)	15,000	15,909
Northwest Pipeline LLC, 4.00%, 4/1/27, Callable 1/1/27 @ 100	4,455	4,741
Parsley Energy LLC/Parsley Finance Corp., 5.63%, 10/15/27, Callable 10/15/22 @ 102.81 (b) (l)	3,000	3,128
Sabal Trail Transmission LLC, 4.68%, 5/1/38, Callable 11/1/37 @ 100 (b)	3,000	3,433
Transocean Pontus Ltd., 6.13%, 8/1/25, Callable 3/14/22 @ 104.59 (b)	447	439
Viper Energy Partners LP, 5.38%, 11/1/27, Callable 11/1/22 @ 102.69 (b)	3,500	3,606
		76,616
Financials (10.0%):
American International Group, Inc., 8.17% (LIBOR03M+420bps), 5/15/68, Callable 5/15/38 @ 100 (a)	2,000	2,902
AmFam Holdings, Inc., 2.81%, 3/11/31, Callable 12/11/30 @ 100 (b)	2,000	1,972
Ares Finance Co. IV LLC, 3.65%, 2/1/52, Callable 8/1/51 @ 100 (b)	3,500	3,339
Associated Bancorp, 4.25%, 1/15/25, Callable 10/15/24 @ 100	10,000	10,515
Assurant, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100	3,000	2,842
Athene Global Funding, 2.67%, 6/7/31 (b)	6,000	5,728
Athene Holding Ltd., 6.15%, 4/3/30, Callable 1/3/30 @ 100	3,000	3,580
Banc of California, Inc., 5.25%, 4/15/25, Callable 1/15/25 @ 100	10,000	10,386
Bank of America Corp. 2.30% (SOFR+122bps), 7/21/32, Callable 7/21/31 @ 100 (a)	6,000	5,681
2.57% (SOFR+121bps), 10/20/32, Callable 10/20/31 @ 100 (a)	6,000	5,817
BankUnited, Inc. 4.88%, 11/17/25, Callable 8/17/25 @ 100	3,000	3,250
5.13%, 6/11/30, Callable 3/11/30 @ 100	2,000	2,240
BlackRock, Inc., 2.10%, 2/25/32, Callable 11/25/31 @ 100	3,000	2,857
Blackstone Holdings Finance Co. LLC, 2.55%, 3/30/32, Callable 12/30/31 @ 100 (b)	3,000	2,922
Blackstone Private Credit Fund, 2.63%, 12/15/26, Callable 11/15/26 @ 100 (b)	2,308	2,192
Blue Owl Finance LLC, 3.13%, 6/10/31, Callable 3/10/31 @ 100 (b) (l)	5,000	4,691
BOKF Merger Corp., 5.63% (LIBOR03M+317bps), 6/25/30, Callable 6/25/25 @ 100 (a)	4,750	5,289

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Cadence Bank, 4.13% (LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (a)	$4,286	$4,385
Capital One Financial Corp., 2.36% (SOFR+134bps), 7/29/32, Callable 7/29/31 @ 100 (a) (l)	5,000	4,586
Citizens Financial Group, Inc., 2.64%, 9/30/32, Callable 7/2/32 @ 100	5,500	5,242
Compeer Financial FLCA/Compeer Financial PCA, 3.38% (SOFR+197bps), 6/1/36, Callable 6/1/31 @ 100 (a) (b)	978	938
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100 (l)	2,000	2,172
F&G Global Funding, 2.00%, 9/20/28 (b)	1,000	952
First Citizens BancShares, Inc., 3.37% (SOFR+247bps), 3/15/30, Callable 3/15/25 @ 100 (a)	3,000	3,014
First Financial Bancorp, 5.13%, 8/25/25	5,000	5,261
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100	3,000	3,519
First Midwest Bancorp, Inc., 5.88%, 9/29/26, Callable 8/29/26 @ 100	5,000	5,646
FNB Corp., 2.20%, 2/24/23, Callable 1/24/23 @ 100	1,175	1,181
Franklin Resources, Inc., 2.95%, 8/12/51, Callable 2/12/51 @ 100	1,000	920
Fulton Financial Corp., 4.50%, 11/15/24 (k)	4,759	5,059
Glencore Funding LLC, 2.50%, 9/1/30, Callable 6/1/30 @ 100 (b)	2,000	1,872
Global Atlantic Financial Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100 (b)	6,472	6,802
Hilltop Holdings, Inc., 5.00%, 4/15/25, Callable 1/15/25 @ 100	5,000	5,277
HUB International Ltd., 5.63%, 12/1/29, Callable 12/1/24 @ 102.81 (b)	400	397
Huntington Bancshares, Inc., 2.49%, 8/15/36, Callable 8/15/31 @ 100 (b)	9,176	8,572
ILFC E-Capital Trust I, 3.37%, 12/21/65, Callable 3/14/22 @ 100 (b)	6,225	5,184
JPMorgan Chase & Co., 2.96% (SOFR+252bps), 5/13/31, Callable 5/13/30 @ 100 (a) (l)	25,601	25,457
Kemper Corp., 4.35%, 2/15/25, Callable 11/15/24 @ 100	1,000	1,058
KeyBank NA, 3.90%, 4/13/29 (k)	3,000	3,215
KeyCorp Capital II, 6.88%, 3/17/29	750	888
KKR Group Finance Co. X LLC, 3.25%, 12/15/51, Callable 6/15/51 @ 100 (b)	2,000	1,876
Level 3 Financing, Inc., 3.88%, 11/15/29, Callable 8/15/29 @ 100 (b)	3,000	2,950
Lincoln National Corp., 2.52% (US0003M+236bps), 5/17/66, Callable 8/11/26 @ 100 (a)	5,018	4,395
Main Street Capital Corp., 3.00%, 7/14/26, Callable 6/14/26 @ 100	3,000	2,941
MB Financial Bank NA, 4.00% (LIBOR03M+187bps), 12/1/27, Callable 12/1/22 @ 100 (a)	7,717	7,838
Mercury General Corp., 4.40%, 3/15/27, Callable 12/15/26 @ 100	5,350	5,737
MetLife, Inc., 9.25%, 4/8/68, Callable 4/8/33 @ 100 (b) (k)	5,000	7,251
Morgan Stanley 1.93% (SOFR+102bps), 4/28/32, Callable 4/28/31 @ 100, MTN (a)	23,000	21,171
2.51% (SOFR+120bps), 10/20/32, Callable 10/20/31 @ 100, MTN (a)	3,000	2,902
2.48% (SOFR+136bps), 9/16/36, Callable 9/16/31 @ 100 (a)	5,000	4,639
Mozart Debt Merger Sub, Inc., 3.88%, 4/1/29, Callable 10/1/24 @ 101.94 (b)	1,500	1,445
Nationwide Mutual Insurance Co., 2.49% (LIBOR03M+229bps), 12/15/24, Callable 3/14/22 @ 100 (a) (b)	10,235	10,184
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (a)	4,000	4,302
New York Life Global Funding, 1.85%, 8/1/31 (b)	7,750	7,274
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/1/28, Callable 10/1/23 @ 102.94 (b)	500	511
People's United Bank NA, 4.00%, 7/15/24, Callable 4/16/24 @ 100	9,000	9,371

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100 (b)	$1,750	$1,917
Prudential Financial, Inc., 5.87% (LIBOR03M+418bps), 9/15/42, Callable 9/15/22 @ 100 (a)	3,000	3,042
Regions Financial Corp., 5.75% (H15T5Y+543bps), Callable 6/15/25 @ 100 (a) (g) (k)	1,000	1,074
Santander Holdings USA, Inc., 4.40%, 7/13/27, Callable 4/14/27 @ 100	4,318	4,601
TCF National Bank 4.60%, 2/27/25	5,000	5,289
4.13% (LIBOR03M+238bps), 7/2/29, Callable 7/2/24 @ 100 (a)	5,000	5,264
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100 (a)	3,000	3,090
Texas Capital Bank NA, 5.25%, 1/31/26 (k)	10,225	10,859
The Allstate Corp., 5.75% (LIBOR03M+294bps), 8/15/53, Callable 8/15/23 @ 100 (a)	7,000	7,251
The Bank of New York Mellon Corp., 3.75% (H15T5Y+263bps), Callable 12/20/26 @ 100 (a) (g)	5,000	4,850
The Goldman Sachs Group, Inc., 3.10%, 2/24/33, Callable 2/24/32 @ 100	5,000	5,028
The Hartford Financial Services Group, Inc., 2.28% (LIBOR03M+213bps), 2/12/67, Callable 3/14/22 @ 100 (a) (b)	7,500	7,056
The Huntington National Bank, 5.50% (LIBOR03M+509bps), 5/6/30, Callable 5/6/25 @ 100 (a)	1,250	1,352
TIAA FSB Holdings, Inc., 5.75%, 7/2/25, Callable 6/2/25 @ 100	10,000	10,717
Towne Bank, 4.50% (LIBOR03M+255bps), 7/30/27, Callable 7/30/22 @ 100 (a)	4,643	4,689
Truist Bank, 0.82% (LIBOR03M+67bps), 5/15/27, Callable 3/14/22 @ 100 (a)	5,000	4,837
Truist Financial Corp., 5.10% (H15T10Y+435bps), Callable 3/1/30 @ 100 (a) (g) (l)	4,000	4,339
United Financial Bancorp, Inc., 5.75%, 10/1/24	2,700	2,940
W R Berkley Corp., 3.55%, 3/30/52, Callable 9/30/51 @ 100	3,000	2,999
Wells Fargo & Co., 3.90% (H15T5Y+3bps), Callable 3/15/26 @ 100 (a) (g)	2,000	1,981
Wintrust Financial Corp., 5.00%, 6/13/24	3,500	3,684
		369,446
Health Care (2.6%):
AbbVie, Inc., 4.25%, 11/21/49, Callable 5/21/49 @ 100 (l)	4,000	2,962
Baxter International, Inc., 2.54%, 2/1/32, Callable 11/1/31 @ 100 (b)	2,500	2,429
Bayer U.S. Finance II LLC 2.85%, 4/15/25, Callable 1/15/25 @ 100 (b)	4,405	4,458
4.63%, 6/25/38, Callable 12/25/37 @ 100 (b)	5,000	5,577
Baylor Scott & White Holdings, 2.65%, 11/15/26, Callable 8/15/26 @ 100	5,000	5,040
Bon Secours Charity Health System, Inc., 5.25%, 11/1/25	5,000	5,321
Boston Medical Center Corp., 3.91%, 7/1/28	3,000	3,185
Centene Corp., 2.50%, 3/1/31, Callable 12/1/30 @ 100	14,429	13,387
CVS Health Corp., 4.88%, 7/20/35, Callable 1/20/35 @ 100	5,000	5,863
CVS Pass-Through Trust, 5.93%, 1/10/34 (b)	6,980	8,117
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	2,500	2,573
Eastern Maine Healthcare Systems, 3.71%, 7/1/26	12,555	12,668
Fresenius Medical Care U.S. Finance III, Inc., 3.75%, 6/15/29, Callable 3/15/29 @ 100 (b)	3,000	3,114
HealthEquity, Inc., 4.50%, 10/1/29, Callable 10/1/24 @ 102.25 (b)	1,000	981
Hologic, Inc., 3.25%, 2/15/29, Callable 9/28/23 @ 101.63 (b)	532	504
Illumina, Inc., 2.55%, 3/23/31, Callable 12/23/30 @ 100	2,000	1,939

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
MEDNAX, Inc., 6.25%, 1/15/27 (b)	$1,000	$1,045
Prestige Brands, Inc., 3.75%, 4/1/31, Callable 4/1/26 @ 101.88 (b)	5,500	5,001
Royalty Pharma PLC 2.20%, 9/2/30, Callable 6/2/30 @ 100	1,333	1,239
2.15%, 9/2/31, Callable 6/2/31 @ 100	4,750	4,350
Tenet Healthcare Corp., 4.38%, 1/15/30, Callable 12/1/24 @ 102.19 (b)	1,050	1,013
Universal Health Services, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100 (b)	4,000	3,773
		94,539
Industrials (4.5%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	1,000	937
Air Lease Corp. 3.13%, 12/1/30, Callable 9/1/30 @ 100	2,500	2,445
2.88%, 1/15/32, Callable 10/15/31 @ 100	3,000	2,856
Aircastle Ltd., 4.25%, 6/15/26, Callable 4/15/26 @ 100 (l)	3,000	3,151
Alaska Airlines Pass Through Trust 8.00%, 2/15/27 (b)	4,041	4,483
4.80%, 2/15/29 (b)	5,530	6,023
American Airlines Pass Through Trust 4.00%, 1/15/27	4,747	4,567
3.60%, 4/15/31	1,621	1,562
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29 (b)	12,000	12,298
Ashtead Capital, Inc., 2.45%, 8/12/31, Callable 5/12/31 @ 100 (b)	1,333	1,253
Aviation Capital Group LLC, 5.50%, 12/15/24, Callable 11/15/24 @ 100 (b)	3,000	3,233
British Airways Pass Through Trust 4.63%, 12/20/25 (b)	7,516	7,743
3.35%, 12/15/30 (b)	2,099	2,078
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100 (b)	6,750	6,545
Delta Air Lines Pass Through Trust, 2.50%, 12/10/29	4,322	4,267
Delta Air Lines, Inc./Skymiles IP Ltd., 4.75%, 10/20/28 (b)	2,532	2,704
FedEx Corp., 3.90%, 2/1/35	5,000	5,356
GXO Logistics, Inc., 2.65%, 7/15/31, Callable 4/15/31 @ 100 (b)	4,500	4,281
Hawaiian Airlines Pass Through Certificates, 3.90%, 7/15/27	5,981	5,810
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26, Callable 1/20/24 @ 102.88 (b)	4,730	4,836
JetBlue Pass Through Trust, 7.75%, 5/15/30	4,478	5,140
Lincoln Center for the Performing Arts, Inc., 3.71%, 12/1/35, Callable 9/1/35 @ 100	1,475	1,580
Molex Electronic Technologies LLC, 3.90%, 4/15/25, Callable 1/15/25 @ 100 (b)	5,000	5,232
Southwest Airlines Co., 5.13%, 6/15/27, Callable 4/15/27 @ 100	3,000	3,351
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 9/20/25, Callable 9/20/23 @ 104 (b)	4,424	4,793
Teledyne Technologies, Inc., 2.75%, 4/1/31, Callable 1/1/31 @ 100	1,500	1,470
The Boeing Co. 5.15%, 5/1/30, Callable 2/1/30 @ 100 (l)	10,000	11,271
3.63%, 2/1/31, Callable 11/1/30 @ 100 (k) (l)	8,000	8,218
5.81%, 5/1/50, Callable 11/1/49 @ 100	3,000	3,772
The Hertz Corp., 5.00%, 12/1/29, Callable 12/1/24 @ 102.5 (b)	500	483
The Timken Co., 4.50%, 12/15/28, Callable 9/15/28 @ 100	3,658	3,989

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
U.S. Airways Pass Through Trust 6.25%, 10/22/24	$1,611	$1,643
7.13%, 4/22/25	1,123	1,164
3.95%, 5/15/27	5,096	5,047
United Airlines Pass Through Trust 4.63%, 3/3/24	3,113	3,137
4.15%, 10/11/25	6,398	6,594
4.30%, 2/15/27	3,265	3,397
3.50%, 11/1/29	4,178	4,052
United Rentals North America, Inc., 3.88%, 2/15/31, Callable 8/15/25 @ 101.94	5,940	5,783
		166,544
Information Technology (2.0%):
Apple, Inc., 2.40%, 8/20/50, Callable 2/20/50 @ 100	4,000	3,462
Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32 @ 100 (b) (l)	8,000	7,396
Dell International LLC/EMC Corp., 5.30%, 10/1/29, Callable 7/1/29 @ 100	3,000	3,437
Dell, Inc., 5.40%, 9/10/40 (l)	4,965	5,301
Fiserv, Inc., 4.40%, 7/1/49, Callable 1/1/49 @ 100	6,000	6,633
Global Payments, Inc., 4.15%, 8/15/49, Callable 2/15/49 @ 100 (k)	5,000	5,278
Micron Technology, Inc., 2.70%, 4/15/32, Callable 1/15/32 @ 100	1,000	957
Oracle Corp. 2.88%, 3/25/31, Callable 12/25/30 @ 100	7,000	6,755
3.60%, 4/1/50, Callable 10/1/49 @ 100	6,000	5,328
Qorvo, Inc., 3.38%, 4/1/31, Callable 4/1/26 @ 101.69 (b)	15,000	14,648
ServiceNow, Inc., 1.40%, 9/1/30, Callable 6/1/30 @ 100	1,000	893
Skyworks Solutions, Inc., 3.00%, 6/1/31, Callable 3/1/31 @ 100	1,000	964
Square, Inc., 3.50%, 6/1/31, Callable 3/1/31 @ 100 (b)	1,333	1,270
TSMC Arizona Corp., 2.50%, 10/25/31, Callable 7/25/31 @ 100	5,000	4,926
Twilio, Inc., 3.63%, 3/15/29, Callable 3/15/24 @ 101.81	4,300	4,129
VMware, Inc., 3.90%, 8/21/27, Callable 5/21/27 @ 100	2,000	2,125
Western Digital Corp., 3.10%, 2/1/32, Callable 11/1/31 @ 100	1,800	1,722
		75,224
Materials (0.6%):
Amcor Flexibles North America, Inc., 2.69%, 5/25/31, Callable 2/25/31 @ 100	2,000	1,967
Avery Dennison Corp., 2.25%, 2/15/32, Callable 11/15/31 @ 100	5,281	4,943
Cabot Corp., 4.00%, 7/1/29, Callable 4/1/29 @ 100	3,000	3,189
Eagle Materials, Inc., 2.50%, 7/1/31, Callable 4/1/31 @ 100 (l)	6,617	6,306
Reliance Steel & Aluminum Co., 2.15%, 8/15/30, Callable 5/15/30 @ 100	500	473
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100 (l)	3,500	3,464
		20,342
Real Estate (2.6%):
Alexandria Real Estate Equities, Inc., 1.88%, 2/1/33, Callable 11/1/32 @ 100	4,500	4,063
Boston Properties LP 2.55%, 4/1/32, Callable 1/1/32 @ 100 (l)	10,500	10,104
2.45%, 10/1/33, Callable 7/1/33 @ 100	7,000	6,521
CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31 @ 100	3,000	2,903

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Crown Castle International Corp. 3.30%, 7/1/30, Callable 4/1/30 @ 100	$1,000	$1,018
2.90%, 4/1/41, Callable 10/1/40 @ 100	4,000	3,635
Federal Realty Investment Trust, 3.50%, 6/1/30, Callable 3/1/30 @ 100	3,000	3,123
GLP Capital LP/GLP Financing II, Inc. 4.00%, 1/15/30, Callable 10/15/29 @ 100	2,976	3,071
3.25%, 1/15/32, Callable 10/15/31 @ 100	2,100	2,028
Healthpeak Properties, Inc., 2.88%, 1/15/31, Callable 10/15/30 @ 100	2,500	2,511
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	8,643	8,592
Invitation Homes Operating Partnership LP, 2.70%, 1/15/34, Callable 10/15/33 @ 100	5,750	5,398
Keenan Development Associates of Tennessee LLC (INS — XL Capital Assurance), 5.02%, 7/15/28 (b)	313	324
Kilroy Realty LP, 2.50%, 11/15/32, Callable 8/15/32 @ 100	4,500	4,214
Nationwide Health Properties, Inc., 6.90%, 10/1/37, MTN	2,000	2,492
Physicians Realty LP, 2.63%, 11/1/31, Callable 8/1/31 @ 100	2,750	2,657
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 2/15/29, Callable 2/15/24 @ 102.25 (b)	500	484
RLJ Lodging Trust LP, 3.75%, 7/1/26, Callable 7/1/23 @ 101.88 (b)	6,600	6,419
SBA Communications Corp., 3.13%, 2/1/29, Callable 2/1/24 @ 101.56 (b)	1,500	1,400
SBA Tower Trust 2.33%, 7/15/52, Callable 7/15/26 @ 100 (b)	3,000	3,009
2.59%, 10/15/56 (b)	5,000	4,978
Simon Property Group LP, 2.25%, 1/15/32, Callable 10/15/31 @ 100 (l)	6,000	5,675
VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102.06 (b)	12,000	12,065
		96,684
Utilities (1.3%):
Ameren Corp., 3.50%, 1/15/31, Callable 10/15/30 @ 100	1,500	1,571
Duke Energy Corp., 2.55%, 6/15/31, Callable 3/15/31 @ 100	6,000	5,804
Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100 (b)	2,333	2,244
Entergy Corp., 2.40%, 6/15/31, Callable 3/5/31 @ 100	3,000	2,866
Jersey Central Power & Light Co., 2.75%, 3/1/32, Callable 12/1/31 @ 100 (b)	3,000	2,949
National Fuel Gas Co., 3.95%, 9/15/27, Callable 6/15/27 @ 100	4,000	4,137
NRG Energy, Inc. 2.45%, 12/2/27, Callable 10/2/27 @ 100 (b)	6,300	6,106
4.45%, 6/15/29, Callable 3/15/29 @ 100 (b) (l)	3,907	4,151
South Jersey Industries, Inc., 5.02%, 4/15/31 (k)	3,000	3,203
Spire, Inc., 3.54%, 2/27/24, Callable 12/27/23 @ 100	2,270	2,283
Vistra Operations Co. LLC 3.70%, 1/30/27, Callable 11/30/26 @ 100 (b)	6,895	7,006
4.30%, 7/15/29, Callable 4/15/29 @ 100 (b)	6,397	6,628
		48,948
Total Corporate Bonds (Cost $1,126,404)		1,136,534
Yankee Dollars (4.7%)
Consumer Discretionary (0.3%):
Ascot Group Ltd., 4.25%, 12/15/30, Callable 12/15/25 @ 100 (b)	2,454	2,490
GENM Capital Labuan Ltd., 3.88%, 4/19/31, Callable 1/19/31 @ 100 (b)	5,000	4,659

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
IHO Verwaltungs GmbH, 6.38%, 5/15/29, Callable 5/15/24 @ 103.19 (b) (p)	$3,285	$3,465
Nemak SAB de CV, 3.63%, 6/28/31, Callable 3/28/31 @ 100 (b)	2,539	2,347
		12,961
Consumer Staples (0.3%):
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42 (l)	4,000	4,121
Bacardi Ltd., 2.75%, 7/15/26, Callable 4/15/26 @ 100 (b)	3,000	3,011
Becle SAB de CV, 2.50%, 10/14/31, Callable 7/14/31 @ 100 (b)	4,000	3,767
		10,899
Energy (0.2%):
Equinor ASA, 3.13%, 4/6/30, Callable 1/6/30 @ 100	1,000	1,043
Harbour Energy PLC, 5.50%, 10/15/26, Callable 10/15/23 @ 102.75 (b)	1,000	993
Korea National Oil Corp., 2.63%, 4/18/32 (b) (k)	5,000	4,924
Transocean Sentry Ltd., 5.38%, 5/15/23, Callable 3/14/22 @ 102.67 (b)	1,250	1,212
		8,172
Financials (2.2%):
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 4/17/25 (b) (l)	2,143	2,314
Banco Santander SA, 2.96%, 3/25/31	3,000	2,935
Bank of Montreal, 3.09%, 1/10/37, Callable 1/10/32 @ 100	3,000	2,951
Barclays PLC, 2.28% (H15T1Y+105bps), 11/24/27, Callable 11/24/26 @ 100 (a)	5,000	4,900
BNP Paribas, 2.87% (SOFR+1bps), 4/19/32, Callable 4/19/31 @ 100 (a) (b)	3,000	2,919
BNP Paribas SA, 4.63%, 3/13/27 (b)	3,000	3,240
BP Capital Markets PLC, 4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100 (a) (g) (l)	5,000	5,162
Brookfield Finance I UK PLC, 2.34%, 1/30/32, Callable 10/30/31 @ 100	4,000	3,790
Credit Suisse Group AG, 3.09% (SOFR+173bps), 5/14/32, Callable 5/14/31 @ 100 (a) (b)	3,000	2,914
Deutsche Bank AG, 3.74%, 1/7/33, Callable 10/7/31 @ 100	8,000	7,729
Deutsche Bank AG/New York, 3.04% (SOFR+172bps), 5/28/32, Callable 5/28/31 @ 100 (a)	3,000	2,894
HSBC Holdings PLC, 3.90%, 5/25/26	3,000	3,174
JAB Holdings BV, 3.75%, 5/28/51, Callable 11/28/50 @ 100 (b)	2,500	2,540
Lloyds Banking Group PLC, 3.57% (LIBOR03M+121bps), 11/7/28, Callable 11/7/27 @ 100 (a)	3,500	3,657
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100 (a) (b)	3,000	2,859
Mizuho Financial Group, Inc., 2.56%, 9/13/31	3,000	2,834
Nationwide Building Society, 4.00%, 9/14/26 (b)	3,000	3,162
Natwest Group PLC, 3.07% (H15T1Y+255bps), 5/22/28, Callable 5/22/27 @ 100 (a)	3,000	3,048
Nomura Holdings, Inc., 2.61%, 7/14/31	3,000	2,860
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.65%, 2/15/32, Callable 11/15/31 @ 100 (b) (k)	3,750	3,609
Santander UK Group Holdings PLC, 2.90% (SOFR+148bps), 3/15/32, Callable 3/15/31 @ 100 (a) (k)	2,000	1,953
Societe Generale SA, 4.03%, 1/21/43, Callable 1/21/42 @ 100 (b)	3,000	2,888

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Standard Chartered PLC, 4.87% (LIBOR03M+197bps), 3/15/33, Callable 3/15/28 @ 100 (a) (b)	$4,000	$4,231
Westpac Banking Corp., 4.11% (H15T5Y+200bps), 7/24/34, Callable 7/24/29 @ 100 (a)	3,000	3,146
		81,709
Health Care (0.3%):
Bausch Health Cos, Inc., 6.13%, 2/1/27, Callable 2/1/24 @ 103.06 (b) (e)	500	502
Bausch Health Cos., Inc., 4.88%, 6/1/28, Callable 6/1/24 @ 102.44 (b)	500	475
Olympus Corp., 2.14%, 12/8/26, Callable 11/8/26 @ 100 (b)	1,818	1,801
Royalty Pharma PLC, 3.35%, 9/2/51, Callable 3/2/51 @ 100	1,500	1,321
Smith & Nephew PLC, 2.03%, 10/14/30, Callable 7/14/30 @ 100	3,000	2,775
STERIS Irish FinCo Unlimited Co., 2.70%, 3/15/31, Callable 12/15/30 @ 100	4,000	3,898
Teva Pharmaceutical Finance Netherlands III BV, 5.13%, 5/9/29, Callable 2/9/29 @ 100	1,000	974
		11,746
Industrials (0.8%):
Air Canada Pass Through Trust 3.88%, 9/15/24 (b)	5,473	5,486
4.13%, 11/15/26 (b)	10,827	10,852
3.75%, 6/15/29 (b)	4,409	4,487
Avolon Holdings Funding Ltd., 3.25%, 2/15/27, Callable 12/15/26 @ 100 (b)	2,550	2,530
BAE Systems PLC, 3.40%, 4/15/30, Callable 1/15/30 @ 100 (b)	3,000	3,098
Sydney Airport Finance Co. Pty Ltd., 3.63%, 4/28/26, Callable 1/28/26 @ 100 (b)	2,000	2,097
		28,550
Materials (0.1%):
Teck Resources Ltd., 6.13%, 10/1/35	3,000	3,740
Real Estate (0.3%):
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @ 100 (b)	10,750	10,501
Sovereign Bond (0.1%):
Bermuda Government International Bond, 2.38%, 8/20/30, Callable 5/20/30 @ 100 (b)	3,000	2,927
Korea International Bond, 1.00%, 9/16/30	1,000	922
		3,849
Utilities (0.1%):
Empresa Electrica Cochrane SpA, 5.50%, 5/14/27 (b)	1,981	1,970
Total Yankee Dollars (Cost $174,206)		174,097
Municipal Bonds (4.5%)
Alabama (0.1%):
Auburn University Revenue, Series C, 1.85%, 6/1/31, Continuously Callable @100	750	717
City of Homewood AL, GO, Series B, 1.89%, 9/1/32, Continuously Callable @100	1,850	1,772
City of Trussville AL, GO, Series B, 1.78%, 10/1/31, Continuously Callable @100	1,000	956
		3,445

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Arizona (0.2%):
City of Phoenix Civic Improvement Corp. Revenue 2.37%, 7/1/25	$1,500	$1,517
1.59%, 7/1/29	2,000	1,902
1.84%, 7/1/31, Continuously Callable @100	1,000	946
The University of Arizona Revenue, Series A, 1.82%, 6/1/30	3,070	2,977
		7,342
California (0.0%): (m)
City of Los Angeles Department of Airports Revenue, Series C, 1.96%, 5/15/33, Continuously Callable @100	675	624
Colorado (0.2%):
City & County of Denver Co. Airport System Revenue, Series C, 2.52%, 11/15/32, Continuously Callable @100	5,000	4,995
Park Creek Metropolitan District Revenue Series B, 2.89%, 12/1/27	660	694
Series B, 2.99%, 12/1/28	1,000	1,062
		6,751
Connecticut (0.0%): (m)
State of Connecticut, GO, Series A, 2.42%, 7/1/27	1,000	1,021
District of Columbia (0.1%):
District of Columbia Revenue 2.25%, 4/1/27	800	795
2.68%, 4/1/31	1,500	1,479
		2,274
Florida (0.2%):
City of Gainesville Florida Revenue, 2.04%, 10/1/30	2,500	2,367
County of Miami-Dade Florida Aviation Revenue, Series B, 2.61%, 10/1/32, Continuously Callable @100	1,000	988
County of Miami-Dade Seaport Department Revenue, Series B-3, 2.34%, 10/1/33, Continuously Callable @100	5,000	4,786
		8,141
Hawaii (0.3%):
State of Hawaii Department of Business Economic Development & Tourism Revenue, Series A-2, 3.24%, 1/1/31	12,320	12,905
Illinois (0.1%):
Chicago O'Hare International Airport Revenue, Series D, 2.45%, 1/1/31	2,000	1,972
Chicago Transit Authority Sales Tax Receipts Fund Revenue, Series B, 3.10%, 12/1/30	750	756
Illinois Finance Authority Revenue, 5.45%, 8/1/38	1,500	1,647
		4,375
Indiana (0.1%):
Indiana Finance Authority Revenue Series B, 3.08%, 9/15/27	1,130	1,114
Series B, 3.18%, 9/15/28	1,000	985
		2,099

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Louisiana (0.0%): (m)
Louisiana Public Facilities Authority Revenue, 2.28%, 6/1/30	$1,750	$1,716
Maryland (0.4%):
Maryland Economic Development Corp. Revenue Series B, 4.05%, 6/1/27	2,295	2,327
Series B, 4.15%, 6/1/28	2,390	2,430
Series B, 4.25%, 6/1/29	2,490	2,549
Series B, 4.35%, 6/1/30	1,330	1,374
Series B, 4.40%, 6/1/31	1,385	1,436
Maryland Stadium Authority Revenue Series C, 1.76%, 5/1/27	1,715	1,663
Series C, 1.91%, 5/1/28	4,770	4,584
		16,363
Massachusetts (0.1%):
Massachusetts Development Finance Agency Revenue, Series B, 4.00%, 6/1/24	465	471
Massachusetts State College Building Authority Revenue Series A, 1.80%, 5/1/29	2,995	2,905
Series A, 1.80%, 5/1/29	5	5
		3,381
Michigan (0.1%):
Michigan Finance Authority Revenue, 2.95%, 12/1/30	2,500	2,584
New Jersey (0.6%):
City of Atlantic, GO Series A, 4.23%, 9/1/25	2,525	2,601
Series A, 4.29%, 9/1/26	2,410	2,497
New Jersey Economic Development Authority Revenue Series C, 5.71%, 6/15/30	2,500	2,988
Series NNN, 3.47%, 6/15/27	5,000	5,179
New Jersey Transportation Trust Fund Authority Revenue, Build America Bond, Series C, 5.75%, 12/15/28	3,000	3,454
Rutgers The State University of New Jersey Revenue, Series S, 1.76%, 5/1/29	2,000	1,907
South Jersey Transportation Authority Revenue Series B, 3.12%, 11/1/26	450	463
Series B, 3.36%, 11/1/28	1,375	1,435
		20,524
New York (0.3%):
Metropolitan Transportation Authority Revenue, Build America Bond, Series E, 6.73%, 11/15/30	5,000	6,163
New York City Industrial Development Agency Revenue 2.68%, 3/1/33	1,000	977
2.34%, 1/1/35	1,000	936
2.44%, 1/1/36	1,250	1,172
New York State Dormitory Authority Revenue, 2.01%, 7/1/28	750	736
New York State Thruway Authority Revenue, Series M, 2.50%, 1/1/27	1,200	1,219
		11,203

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
North Carolina (0.0%): (m)
City of Winston-Salem NC Revenue, Series B, 2.64%, 6/1/29	$1,140	$1,177
Oklahoma (0.3%):
Oklahoma Development Finance Authority Revenue, Series C, 5.45%, 8/15/28	7,951	8,723
The University of Oklahoma Revenue, Series C, 2.45%, 7/1/32, Continuously Callable @100	1,200	1,180
		9,903
Oregon (0.0%): (m)
Medford Hospital Facilities Authority Revenue, Series B, 1.88%, 8/15/25	500	493
Pennsylvania (0.4%):
City of Bethlehem, GO (NBGA — Federal Agricultural Mortgage Corporation) Series A, 2.46%, 10/1/26	2,570	2,597
Series A, 2.55%, 10/1/27	2,655	2,677
City of Philadelphia PA Water & Wastewater Revenue Series B, 1.73%, 11/1/28	1,000	973
Series B, 1.88%, 11/1/29	1,000	975
City of Philadelphia, GO, Series A, 2.71%, 7/15/29	1,000	1,013
City of Pittsburgh PA, GO Series B, 1.62%, 9/1/29	1,570	1,510
Series B, 1.80%, 9/1/31, Continuously Callable @100	1,200	1,147
Pennsylvania Economic Development Financing Authority Revenue 2.62%, 3/1/29	1,855	1,858
Series B, 3.20%, 11/15/27	1,000	1,051
Public Parking Authority of Pittsburgh Revenue, 2.23%, 12/1/28	730	713
		14,514
South Dakota (0.1%):
South Dakota Health & Educational Facilities Authority Revenue Series B, 2.59%, 7/1/25	1,000	1,013
Series B, 2.80%, 7/1/26	2,735	2,784
		3,797
Tennessee (0.1%):
Metropolitan Government Nashville & Davidson County Sports Authority Revenue, Series C, 2.45%, 8/1/32, Continuously Callable @100	1,500	1,438
State of Tennessee, GO, Series B, 1.83%, 11/1/33, Continuously Callable @100	3,000	2,858
		4,296
Texas (0.6%):
Central Texas Regional Mobility Authority Revenue, Series C, 2.19%, 1/1/29	855	838
City of Dallas TX Waterworks & Sewer System Revenue, 1.50%, 10/1/27	850	827
City of Houston TX Airport System Revenue, Series C, 2.39%, 7/1/31, Continuously Callable @100	2,000	1,960
County of Bexar TX Revenue, 2.43%, 8/15/33, Continuously Callable @100	1,500	1,415
Dallas/Fort Worth International Airport Revenue, Series C, 2.25%, 11/1/31, Continuously Callable @100	2,585	2,510

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Harris County Cultural Education Facilities Finance Corp. Revenue 2.36%, 11/15/26	$1,250	$1,252
2.79%, 11/15/29	1,385	1,390
Series B, 2.71%, 5/15/27	1,600	1,635
Series B, 2.76%, 5/15/28	2,000	2,039
Series D, 1.27%, 7/1/25	850	831
Series D, 2.30%, 7/1/35	500	469
Tarrant County Cultural Education Facilities Finance Corp. Revenue, 2.41%, 9/1/31, Continuously Callable @100	1,000	981
Texas State University System Revenue, Series B, 2.54%, 3/15/28	2,775	2,849
Uptown Development Authority Tax Allocation, Series B, 2.68%, 9/1/32, Continuously Callable @100	400	393
Waco Educational Finance Corp. Revenue, 1.79%, 3/1/29	1,500	1,429
		20,818
Washington (0.0%): (m)
Port of Seattle WA Revenue, Series D, 2.04%, 8/1/30	1,130	1,077
Wisconsin (0.2%):
State of Wisconsin Revenue, Series A, 2.35%, 5/1/29	6,000	6,091
Total Municipal Bonds (Cost $164,517)		166,914
U.S. Government Agency Mortgages (1.6%)
Federal Home Loan Mortgage Corp. Series K019, Class X1, 1.58%, 3/25/22 (c) (d)	14,842	1
Series K023, Class X1, 1.20%, 8/25/22 (c) (d)	61,928	303
Series K025, Class X1, 0.78%, 10/25/22 (c) (d)	60,489	270
5.50%, 4/1/36	42	46
		620
Federal National Mortgage Association Series M7, Class A2, 2.96%, 2/25/27 (c)	2,475	2,582
2.50%, 7/1/27 – 11/1/34 (l)	8,680	8,881
3.50%, 9/1/47 – 2/1/50	19,010	19,856
3.50%, 3/1/48 – 9/1/49 (l)	9,993	10,433
4.00%, 1/1/49 – 2/1/50	13,868	14,668
4.00%, 8/1/49 (l)	2,103	2,223
		58,643
		59,263
Total U.S. Government Agency Mortgages (Cost $60,814)		59,263
U.S. Treasury Obligations (23.3%)
U.S. Treasury Bonds 1.13%, 5/15/40 (l)	65,000	54,824
1.38%, 11/15/40	5,000	4,384
2.50%, 2/15/45 (l)	33,000	34,784
3.38%, 11/15/48 (l)	35,000	43,936
1.25%, 5/15/50 (l)	30,000	24,389

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
U.S. Treasury Inflation Indexed Bonds 0.13%, 7/15/30	$5,420	$5,897
0.13%, 1/15/31	3,203	3,482
0.25%, 2/15/50	2,162	2,403
U.S. Treasury Notes 0.38%, 11/30/25 (l)	55,000	52,658
2.38%, 5/15/27 (l)	17,000	17,635
0.38%, 7/31/27 (l)	60,000	55,997
0.63%, 11/30/27	39,000	36,681
0.75%, 1/31/28	82,500	77,988
1.13%, 2/29/28	55,000	53,157
1.25%, 3/31/28	53,000	51,538
1.63%, 8/15/29 (l)	105,000	104,196
0.63%, 8/15/30 (l)	53,000	48,238
0.88%, 11/15/30	55,000	51,038
1.13%, 2/15/31	105,000	99,406
1.63%, 5/15/31 (l)	27,500	27,165
1.38%, 11/15/31	7,500	7,227
Total U.S. Treasury Obligations (Cost $877,032)		857,023
Commercial Paper (0.5%)
Jabil, Inc., 0.38%, 2/1/22 (b) (n)	18,500	18,500
Total Commercial Paper (Cost $18,500)		18,500
Collateral for Securities Loaned (0.8%)^
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (o)	23,320,382	23,320
HSBC U.S. Government Money Market Fund, I Shares, 0.03% (o)	4,905,521	4,906
Total Collateral for Securities Loaned (Cost $28,226)		28,226
Total Investments (Cost $3,714,167) — 100.4%		3,700,914
Liabilities in excess of other assets — (0.4)%		(13,943)
NET ASSETS — 100.00%		$3,686,971

At January 31, 2022, the Fund's investments in foreign securities were 9.1% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  Variable or Floating-Rate Security. Rate disclosed is as of January 31, 2022.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of January 31, 2022, the fair value of these securities was $1,502,903 (thousands) and amounted to 40.8% of net assets.

(c)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at January 31, 2022.

(d)  Security is interest only.

(e)  Security or portion of security purchased on a delayed-delivery and/or when-issued basis.

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

  (Unaudited)

(f)  Rounds to less than $1 thousand.

(g)  Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(h)  Affiliated security (See Note 9 in the Notes to Financial Statements).

(i)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At January 31, 2022, illiquid securities were 0.2% of the Fund's net assets.

(j)  The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.

(k)  All or a portion of this security is on loan.

(l)  All or a portion of this security has been segregated as collateral for derivative instruments, delayed delivered and/or when-issued securities.

(m)  Amount represents less than 0.05% of net assets.

(n)  Rate represents the effective yield at January 31, 2022.

(o)  Rate disclosed is the daily yield on January 31, 2022.

(p)  Coupon may be 7.13% PIK.

bps — Basis points

Continuously callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

GO — General Obligation

H15T1Y — 1 Year Treasury Constant Maturity Rate

H15T5Y — 5 Year Treasury Constant Maturity Rate

H15T10Y — 10 Year Treasury Constant Maturity Rate

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of January 31, 2022, based on the last reset date of the security

LIBOR02M — 2 Month US Dollar LIBOR, rate disclosed as of January 31, 2022, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of January 31, 2022, based on the last reset date of the security

LIBOR06M — 6 Month US Dollar LIBOR, rate disclosed as of January 31, 2022, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2022

  (Unaudited)

US0003M — 3 Month US Dollar LIBOR, rate disclosed as of January 31, 2022, based on the last reset date of the security

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS  Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

NBGA  Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Futures Contracts Purchased
(Amounts not in thousands)
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note Futures	675	3/22/22	$87,978,654	$86,378,906	$(1,599,748)
2-Year U.S. Treasury Note Futures	5	3/31/22	1,093,918	1,083,281	(10,637)
30-Year U.S. Treasury Bond Futures	410	3/22/22	66,085,741	63,806,250	(2,279,491)
5-Year U.S. Treasury Note Futures	15	3/31/22	1,818,904	1,788,047	(30,857)
					$(3,920,733)
Total unrealized appreciation					$—
Total unrealized depreciation					(3,920,733)
Total net unrealized appreciation (depreciation)					$(3,920,733)

See notes to financial statements.

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Intermediate- Term Bond Fund
Assets:
Affiliated investments, at value (Cost $8,941)	$8,047
Unaffiliated investments, at value (Cost $3,705,226)	3,692,867	(a)
Cash	12,973
Deposit with broker for futures contracts	6,077
Receivables:
Interest and dividends	19,016
Capital shares issued	6,183
Investments sold	12,502
Variation margin on open futures contracts	11
From Adviser	43
Prepaid expenses	44
Total Assets	3,757,763
Liabilities:
Payables:
Collateral received on loaned securities	28,226
Distributions	155
Investments purchased	34,959
Capital shares redeemed	5,268
Variation margin on open futures contracts	51
Accrued expenses and other payables:
Investment advisory fees	1,151
Administration fees	388
Custodian fees	56
Transfer agent fees	432
Compliance fees	2
12b-1 fees	6
Other accrued expenses	98
Total Liabilities	70,792

(continues on next page)

See notes to financial statements.

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited) (continued)

USAA Intermediate- Term Bond Fund
Net Assets:
Capital	$3,694,236
Total accumulated earnings/(loss)	(7,265)
Net Assets	$3,686,971
Net Assets
Fund Shares	$1,795,713
Institutional Shares	1,690,574
Class A	49,618
Class C	2,112
R6 Shares	148,954
Total	$3,686,971
Shares (unlimited number of shares authorized with no par value):
Fund Shares	173,073
Institutional Shares	162,906
Class A	4,788
Class C	204
R6 Shares	14,352
Total	355,323
Net asset value, offering and redemption price per share: (b)
Fund Shares	$10.38
Institutional Shares	10.38
Class A	10.36
Class C (c)	10.37
R6 Shares	10.38
Maximum Sales Charge — Class A	2.25%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$10.60

(a)  Includes $27,250 of securities on loan.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(c)  Redemption price per share varies by the length of time shares are held.
See notes to financial statements.

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended January 31, 2022

(Amounts in Thousands)  (Unaudited)

USAA Intermediate- Term Bond Fund
Investment Income:
Dividends from unaffiliated investments	$981
Dividends from affiliated investments	156
Interest from unaffiliated investments	51,225
Securities lending (net of fees)	74
Total Income	52,436
Expenses:
Investment advisory fees	6,907
Administration fees — Fund Shares	1,411
Administration fees — Institutional Shares	868
Administration fees — Class A	36
Administration fees — Class C	2
Administration fees — R6 Shares	30
Sub-Administration fees	14
12b-1 fees — Class A	60
12b-1 fees — Class C	12
Custodian fees	161
Transfer agent fees — Fund Shares	891
Transfer agent fees — Institutional Shares	868
Transfer agent fees — Class A	24
Transfer agent fees — Class C	1
Transfer agent fees — R6 Shares	6
Trustees' fees	24
Compliance fees	13
Legal and audit fees	52
State registration and filing fees	63
Interfund lending fees	1
Other expenses	215
Total Expenses	11,659
Expenses waived/reimbursed by Adviser	(120)
Net Expenses	11,539
Net Investment Income (Loss)	40,897
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from unaffiliated investment securities	20,566
Net realized gains (losses) from futures contracts	1,879
Net change in unrealized appreciation/depreciation on affiliated investment securities	(185)
Net change in unrealized appreciation/depreciation on unaffiliated investment securities	(156,586)
Net change in unrealized appreciation/depreciation on futures contracts	(7,166)
Net realized/unrealized gains (losses) on investments	(141,492)
Change in net assets resulting from operations	$(100,595)

See notes to financial statements.

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Intermediate- Term Bond Fund
	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021
From Investments:
Operations:
Net investment income (loss)	$40,897	$95,661
Net realized gains (losses) from investments	22,445	111,896
Net change in unrealized appreciation/depreciation on investments	(163,937)	(26,735)
Change in net assets resulting from operations	(100,595)	180,822
Distributions to Shareholders:
Fund Shares	(67,942)	(117,150)
Institutional Shares	(63,419)	(107,060)
Class A	(1,673)	(2,629)
Class C	(70)	(50)
R6 Shares	(4,987)	(2,025)
Change in net assets resulting from distributions to shareholders	(138,091)	(228,914)
Change in net assets resulting from capital transactions	(22,163)	171,322
Change in net assets	(260,849)	123,230
Net Assets:
Beginning of period	3,947,820	3,824,590
End of period	$3,686,971	$3,947,820
Capital Transactions:
Fund Shares
Proceeds from shares issued	$111,817	$271,402
Distributions reinvested	66,233	113,766
Cost of shares redeemed	(173,718)	(409,467)
Total Fund Shares	$4,332	$(24,299)
Institutional Shares
Proceeds from shares issued	$378,754	$381,200
Distributions reinvested	61,974	104,489
Cost of shares redeemed	(542,292)	(354,935)
Total Institutional Shares	$(101,564)	$130,754
Class A
Proceeds from shares issued	$9,238	$7,156
Distributions reinvested	1,620	2,563
Cost of shares redeemed	(5,108)	(8,191)
Total Class A	$5,750	$1,528
Class C
Proceeds from shares issued	$593	$2,484
Distributions reinvested	70	50
Cost of shares redeemed	(947)	(19)
Total Class C	$(284)	$2,515
R6 Shares
Proceeds from shares issued	$75,087	$66,952
Distributions reinvested	4,956	1,669
Cost of shares redeemed	(10,440)	(7,797)
Total R6 Shares	$69,603	$60,824
Change in net assets resulting from capital transactions	$(22,163)	$171,322

(continues on next page)

See notes to financial statements.

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Intermediate- Term Bond Fund
	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021
Share Transactions:
Fund Shares
Issued	10,345	24,607
Reinvested	6,209	10,340
Redeemed	(16,095)	(37,150)
Total Fund Shares	459	(2,203)
Institutional Shares
Issued	34,874	34,747
Reinvested	5,809	9,495
Redeemed	(49,654)	(32,129)
Total Institutional Shares	(8,971)	12,113
Class A
Issued	863	652
Reinvested	152	233
Redeemed	(473)	(745)
Total Class A	542	140
Class C
Issued	54	225
Reinvested	7	5
Redeemed	(87)	(2)
Total Class C	(26)	228
R6 Shares
Issued	6,935	6,143
Reinvested	465	151
Redeemed	(975)	(717)
Total R6 Shares	6,425	5,577
Change in Shares	(1,571)	15,855

See notes to financial statements.

This page is intentionally left blank.

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments
USAA Intermediate-Term Bond Fund
Fund Shares
Six Months Ended January 31, 2022 (Unaudited):	$11.06	0.12	(d)	(0.40)	(0.28)	(0.12)	(0.28)
Year Ended July 31:
2021	$11.21	0.28	(d)	0.25	0.53	(0.28)	(0.40)
2020	$10.78	0.36	(d)	0.58	0.94	(0.36)	(0.15)
2019	$10.33	0.38		0.46	0.84	(0.39)	—
2018	$10.70	0.37		(0.37)	—	(0.37)	—
2017	$10.71	0.38		(0.01)	0.37	(0.38)	—
Institutional Shares
Six Months Ended January 31, 2022 (Unaudited):	$11.06	0.12	(d)	(0.40)	(0.28)	(0.12)	(0.28)
Year Ended July 31:
2021	$11.22	0.28	(d)	0.24	0.52	(0.28)	(0.40)
2020	$10.78	0.37	(d)	0.59	0.96	(0.37)	(0.15)
2019	$10.33	0.39		0.45	0.84	(0.39)	—
2018	$10.70	0.38		(0.37)	0.01	(0.38)	—
2017	$10.72	0.39		(0.02)	0.37	(0.39)	—

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

**  For the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

†  Does not include acquired fund fees, if any.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects increased trading activity due to current year transition or asset allocation shift.

See notes to financial statements.

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses**^†(b)	Net Investment Income (Loss)(b)	Gross Expenses†(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Intermediate-Term Bond Fund
Fund Shares
Six Months Ended January 31, 2022 (Unaudited):	(0.40)	$10.38	(2.53)%	0.64%	2.13%	0.64%	$1,795,713	26%
Year Ended July 31:
2021	(0.68)	$11.06	4.83%	0.63%	2.50%	0.63%	$1,909,199	69%
2020	(0.51)	$11.21	8.94%	0.58%	3.32%	0.58%	$1,960,334	73	%(e)
2019	(0.39)	$10.78	8.28%	0.64%	3.71%	0.64%	$1,949,989	35%
2018	(0.37)	$10.33	(0.03)%	0.63%	3.50%	0.63%	$1,907,941	15%
2017	(0.38)	$10.70	3.52%	0.63%	3.57%	0.63%	$1,949,102	13%
Institutional Shares
Six Months Ended January 31, 2022 (Unaudited):	(0.40)	$10.38	(2.59)%	0.58%	2.19%	0.59%	$1,690,574	26%
Year Ended July 31:
2021	(0.68)	$11.06	4.80%	0.57%	2.56%	0.59%	$1,901,458	69%
2020	(0.52)	$11.22	9.11%	0.51%	3.39%	0.52%	$1,791,887	73	%(e)
2019	(0.39)	$10.78	8.35%	0.58%	3.77%	0.58%	$1,798,154	35%
2018	(0.38)	$10.33	0.04%	0.56%	3.57%	0.56%	$1,964,377	15%
2017	(0.39)	$10.70	3.51%	0.56%	3.64%	0.56%	$2,049,723	13%

(continues on next page)

See notes to financial statements.

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments
USAA Intermediate-Term Bond Fund
Class A
Six Months Ended January 31, 2022 (Unaudited):	$11.05	0.10	(d)	(0.41)	(0.31)	(0.10)	(0.28)
Year Ended July 31:
2021	$11.20	0.25	(d)	0.25	0.50	(0.25)	(0.40)
2020	$10.77	0.33	(d)	0.58	0.91	(0.33)	(0.15)
2019	$10.32	0.35		0.45	0.80	(0.35)	—
2018	$10.69	0.34		(0.37)	(0.03)	(0.34)	—
2017	$10.70	0.35		(0.01)	0.34	(0.35)	—
Class C
Six Months Ended January 31, 2022 (Unaudited):	$11.05	0.07	(d)	(0.40)	(0.33)	(0.07)	(0.28)
Year Ended July 31, 2021	$11.20	0.16	(d)	0.27	0.43	(0.18)	(0.40)
June 29, 2020 (f) through July 31, 2020	$10.99	0.02	(d)	0.21	0.23	(0.02)	—
R6 Shares
Six Months Ended January 31, 2022 (Unaudited):	$11.06	0.13	(d)	(0.40)	(0.27)	(0.13)	(0.28)
Year Ended July 31:
2021	$11.22	0.29	(d)	0.25	0.54	(0.30)	(0.40)
2020	$10.79	0.37	(d)	0.59	0.96	(0.38)	(0.15)
2019	$10.33	0.41		0.46	0.87	(0.41)	—
2018	$10.71	0.39		(0.38)	0.01	(0.39)	—
December 1, 2016 (f) through July 31, 2017	$10.38	0.26		0.33	0.59	(0.26)	—

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

**  For the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, June 29, 2020, and July 1, 2019, for Class A, Class C and R6 Shares, respectively, and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

†  Does not include acquired fund fees, if any.

See notes to financial statements.

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)*(a)	Net Expenses**^†(b)	Net Investment Income (Loss)(b)	Gross Expenses†(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Intermediate-Term Bond Fund
Class A
Six Months Ended January 31, 2022 (Unaudited):	(0.38)	$10.36	(2.85)%	0.92%	1.86%	0.92%	$49,618	26%
Year Ended July 31:
2021	(0.65)	$11.05	4.55%	0.91%	2.22%	0.92%	$46,911	69%
2020	(0.48)	$11.20	8.66%	0.86%	3.06%	0.86%	$45,991	73	%(e)
2019	(0.35)	$10.77	7.97%	0.93%	3.42%	0.93%	$50,892	35%
2018	(0.34)	$10.32	(0.31)%	0.90%	3.22%	0.90%	$53,308	15%
2017	(0.35)	$10.69	3.28%	0.87%	3.44%	0.87%	$74,377	13%
Class C
Six Months Ended January 31, 2022 (Unaudited):	(0.35)	$10.37	(3.07)%	1.54%	1.23%	1.89%	$2,112	26%
Year Ended July 31, 2021	(0.58)	$11.05	3.90%	1.53%	1.50%	2.60%	$2,544	69%
June 29, 2020 (f) through July 31, 2020	(0.02)	$11.20	2.09%	1.53%	2.06%	175.78%	$19	73	%(e)
R6 Shares
Six Months Ended January 31, 2022 (Unaudited):	(0.41)	$10.38	(2.51)%	0.41%	2.36%	0.42%	$148,954	26%
Year Ended July 31:
2021	(0.70)	$11.06	4.97%	0.42%	2.65%	0.46%	$87,708	69%
2020	(0.53)	$11.22	9.14%	0.39%	3.45%	0.46%	$26,359	73	%(e)
2019	(0.41)	$10.79	8.66%	0.39%	3.96%	0.74%	$5,513	35%
2018	(0.39)	$10.33	0.12%	0.39%	3.74%	0.80%	$4,994	15%
December 1, 2016 (f) through July 31, 2017	(0.26)	$10.71	5.79%	0.39%	3.78%	1.07%	$5,158	13%

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects increased trading activity due to current year transition or asset allocation shift.

(f)  Commencement of operations.

See notes to financial statements.

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2022

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Intermediate-Term Bond Fund (the "Fund"). The Fund offers five classes of shares: Fund Shares, Institutional Shares, Class A, Class C, and R6 Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued each business day by a pricing service approved by the Board. The approved pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of January 31, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$457,449	$—	$457,449
Collateralized Mortgage Obligations	—	670,943	—	670,943
Preferred Stocks	17,826	8,047	—	25,873
Senior Secured Loans	—	106,092	—	106,092
Corporate Bonds	—	1,136,534	—	1,136,534
Yankee Dollars	—	174,097	—	174,097
Municipal Bonds	—	166,914	—	166,914
U.S. Government Agency Mortgages	—	59,263	—	59,263
U.S. Treasury Obligations	—	857,023	—	857,023
Commercial Paper	—	18,500	—	18,500
Collateral for Securities Loaned	28,226	—	—	28,226
Total	$46,052	$3,654,862	$—	$3,700,914
Other Financial Investments^
Liabilities:
Futures Contracts	$(3,921)	$—	$—	$(3,921)
Total	$(3,921)	$—	$—	$(3,921)

^  Futures contracts are valued at the unrealized appreciation (depreciation) on the investment.

For the six months ended January 31, 2022, there were no transfers in or out of Level 3 in the fair value hierarchy.

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statement of Assets and Liabilities and the segregated assets are identified on the Schedule of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Mortgage- and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac," respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

Leveraged Loans:

The Fund may invest in leveraged loans, a type of bank loan. Leveraged loans are adjustable-rate bank loans made to companies rated below investment grade. The interest rates on leveraged loans are reset periodically based upon the fluctuations of a base interest rate such as the London InterBank Offered Rate ("LIBOR") and a "spread" above that base interest rate that represents a risk premium to the lending banks and/or other participating investors. Many bank loans bear an adjustable rate of interest; however, leveraged loans provide for a greater "spread" over the base interest rate than other bank loans because they are considered to represent a greater credit risk. Because they are perceived to represent a greater credit risk, leveraged loans possess certain attributes that are similar to high-yield securities. However, because they are often secured by collateral of the borrower, leveraged loans possess certain attributes that are similar to other bank loans.

Below-Investment-Grade Securities:

The Fund may invest in below-investment-grade securities (i.e. lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is presented on the Statement of Assets and Liabilities under Deposit with broker for futures contracts. As of January 31, 2022, the Fund entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of January 31, 2022 (amounts in thousands):

	Assets	Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Interest Rate Risk Exposure	$—	$3,921

*  Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day's variation margin for futures contracts is reported within the Statement of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended January 31, 2022 (amounts in thousands):

	Net Realized Gains (Losses) on Derivatives Recognized as a Result of Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Interest Rate Risk Exposure	$1,879	$(7,166)

All open derivative positions at period end are reflected on the Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.

The Fund may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statement of Operations.

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of January 31, 2022.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$27,250	$—	$28,226

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31.

For the six months ended January 31, 2022, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended January 31, 2022, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities		U.S. Government Securities
Purchases	Sales	Purchases	Sales
$923,264	$799,793	$176,891	$154,321

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA Mutual Funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at www.vcm.com. As of January 31, 2022, certain fund-of-funds owned total outstanding shares of the Fund as follows:

Affiliated USAA Mutual Funds	Ownership %
USAA Cornerstone Conservative Fund	1.2
USAA Target Retirement Income Fund	0.4
USAA Target Retirement 2030 Fund	1.3
USAA Target Retirement 2040 Fund	1.0
USAA Target Retirement 2050 Fund	0.4
USAA Target Retirement 2060 Fund	0.1

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the first $50 million of the Fund's average daily net assets, 0.40% of that portion of the Fund's average daily net assets over $50 million but not over $100 million, and 0.30% of that portion of the Fund's average daily net assets over $100 million. Amounts incurred and paid to VCM for the six months ended January 31, 2022, are reflected on the Statement of Operations as Investment advisory fees.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the prior investment adviser to the Fund announced that AMCO would be acquired by Victory Capital Holdings Inc. (the "Transaction"). A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and VCM. The Transaction closed on July 1, 2019, and effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and no performance adjustments were made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter is utilized in calculating future performance adjustments.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing each class' performance to that of the Lipper Core Plus Bond Funds Index. The Lipper Core Plus Bond Funds Index tracks the total return performance of the largest funds within the Lipper Core Plus Bond Funds category.

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Core Plus Bond Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period August 1, 2021, to January 31, 2022, performance adjustments were $586, $539, $12, less than $1, and $11 for Fund Shares, Institutional Shares, Class A, Class C, and R6 Shares, in thousands, respectively. Performance adjustments were 0.06%, 0.06%, 0.05%, 0.01%, and 0.02% for Fund Shares, Institutional Shares, Class A, Class C, and R6 Shares, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended January 31, 2022, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, 0.15%, 0.15%, and 0.05%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, Class A, Class C, and R6 Shares, respectively. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares, Class A, Class C, and R6 Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10%, 0.10%, 0.10%, and 0.01%,

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended January 31, 2022, are reflected on the Statement of Operations as Transfer agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A and 1.00% of the average daily net assets of Class C. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A and Class C. Amounts incurred and paid to the Distributor for the six months ended January 31, 2022, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions in connection with sales of Class A and Class C. For the six months ended January 31, 2022, the Distributor received approximately $1 thousand from commissions earned in connection with sales of Class A and did not receive any commissions in connection with sales of Class C.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of January 31, 2022, the expense limits (excluding voluntary waivers) were 0.59%, 0.52%, 0.87%, 1.53%, and 0.39% for Fund Shares, Institutional Shares, Class A, Class C, and R6 Shares, respectively.

Under the terms of the expense limitation agreement, as amended May 1, 2021, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Adviser was permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of January 31, 2022, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at January 31, 2022.

Expires 2022	Expires 2023	Expires 2024	Expires 2025	Total
$4	$200	$280	$120	$604

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended January 31, 2022.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.

Interest Rate Risk — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security's maturity can increase the security's sensitivity to interest rate changes.

Decisions by the U.S. Federal Reserve (also known as the "Fed") regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.

Credit Risk — The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.

LIBOR Discontinuation Risk — The LIBOR discontinuation may adversely affect the financial markets generally and the Fund's operations, finances and investments specifically. LIBOR has been the principal floating-rate benchmark in the financial markets, and a large portion of the Fund's assets are tied to LIBOR. However, LIBOR has been or will be discontinued as a floating rate benchmark. The date of discontinuation depends on the LIBOR currency and tenor. With limited exceptions, no new LIBOR obligations will be entered into after December 31, 2021. Existing LIBOR obligations have transitioned or will transition to another benchmark, depending on the LIBOR currency and tenor. For some existing LIBOR-based obligations, the contractual consequences of the discontinuation of LIBOR may not be clear.

Non-LIBOR floating-rate obligations, including Secured Overnight Financing Rate ("SOFR")-based obligations, may have returns and values that fluctuate more than those of floating-rate debt obligations that are based on LIBOR or other rates. Also, because SOFR and some alternative floating rates are relatively new market indexes, markets for certain non-LIBOR obligations may never develop or may

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

not be liquid. Market terms for non-LIBOR floating rate obligations, such as the spread over the index reflected in interest-rate provisions, may evolve over time, and prices of non-LIBOR floating rate obligations may be different depending on when they are issued and changing views about correct spread levels.

Various SOFR-based rates, including SOFR-based term rates, and various non-SOFR-based rates are expected to develop in response to the discontinuation of U.S. dollar LIBOR, which may create various risks for the Fund and the financial markets more generally. There are non-LIBOR forward-looking floating rates that are not based on SOFR and that may be considered by participants in the financial markets as LIBOR alternatives. Such rates include Ameribor (American Interbank Offered Rate), BSBY (Bloomberg Short-Term Bank Yield Index) and BYI (Bank Yield Index). Unlike forward-looking SOFR-based term rates, such rates are intended to reflect a bank credit spread component.

It is not clear how replacement rates for LIBOR — including SOFR-based rates and non-SOFR-based rates — will develop and to what extent they will be used. There is no assurance that these replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect on the Fund and the financial markets more generally. Concerns about market depth and stability could affect the development of non-SOFR-based term rates, and such rates may create various risks, which may or may not be similar to the risks relating to SOFR.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

7. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 28, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended January 31, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one-month LIBOR plus one percent, with LIBOR to be replaced by a different benchmark rate in accordance with the terms of the agreement) on amounts borrowed. Prior to June 28, 2021, the Victory Funds Complex paid an annual commitment fee of 0.15% and an upfront fee of 0.10%. Each fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended January 31, 2022.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees.

The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended January 31, 2022, were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at January 31, 2022	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$6,435	6	0.58%	$8,180

*  For the six months ended January 31, 2022, based on the number of days borrowings were outstanding.

8. Federal Income Tax Information:

Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending July 31, 2022.

As of July 31, 2021, the Fund had no capital loss carryforwards, for the federal income tax purposes.

9. Affiliated Securities

An affiliated security is a security in which the Fund has ownership of at least 5% of the security issuers outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on the Fund's Schedule of Portfolio Investments. Transactions in affiliated securities during the six months ended January 31, 2022, were as follows (amounts in thousands):

	Fair Value 7/31/21	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 1/31/22	Dividend Income
Delphi Financial Group, Inc., 3.35% (LIBOR03M+ 319bps), 5/15/37	$8,232	$—	$—	$—	$(185)	$8,047	$156

USAA Mutual Funds Trust	Supplemental Information January 31, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2021, through January 31, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/21	Actual Ending Account Value 1/31/22	Hypothetical Ending Account Value 1/31/22	Actual Expenses Paid During Period 8/1/21- 1/31/22*	Hypothetical Expenses Paid During Period 8/1/21- 1/31/22*	Annualized Expense Ratio During Period 8/1/21- 1/31/22
Fund Shares	$1,000.00	$974.70	$1,021.98	$3.19	$3.26	0.64%
Institutional Shares	1,000.00	974.10	1,022.28	2.89	2.96	0.58%
Class A	1,000.00	971.50	1,020.57	4.57	4.69	0.92%
Class C	1,000.00	969.30	1,017.44	7.64	7.83	1.54%
R6 Shares	1,000.00	974.90	1,023.14	2.04	2.09	0.41%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2022

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement

USAA Intermediate-Term Bond Fund (the "Fund")

At a meeting of the Board of Trustees (the "Board") of USAA Mutual Funds Trust (the "Trust") held on December 9-10, 2021, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Victory Capital Management Inc. (the "Adviser") with respect to the Fund. Prior to the December 9-10, 2021 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 19, 2021.

In advance of the foregoing meetings, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board's conclusions may be based, in part, on its consideration of these same arrangements in prior years.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Adviser under the Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board also took into account its knowledge of the Adviser's management and the quality of the performance of the Adviser's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, shareholder

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2022

  (Unaudited)

services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund's compliance programs, (ii) risk management programs, (iii) liquidity risk management programs, and (iv) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Adviser's management style and the performance of the Adviser's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Adviser's process for monitoring "best execution," also was considered. The Adviser's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Adviser's risk management processes. The Board considered the Adviser's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the "expense group") and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's net management fee rate — which includes advisory and administrative services and the effects of any performance adjustment1, as well as any fee waivers and reimbursements — was above the median of its expense group and its expense universe. The data indicated that the Fund's total expenses, including after any reimbursements, were equal to the median of its expense group and its expense universe. The Board also took into account the Adviser's current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates and noted the high quality of services received by the Fund.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended September 30, 2021.

1  The Adviser previously agreed that no performance adjustment (positive or negative) would be made to the amount payable to the Adviser from July 1, 2019, through June 30, 2020.

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2022

  (Unaudited)

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser's relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.

Economies of Scale — The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale were currently reflected in the advisory fee. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board also considered the effect of the change in size, if any, of each of the Fund's classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
www.vcm.com	(800) 235-8396

40049-0322

January 31, 2022

Semi Annual Report

USAA High Income Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	19
Statement of Operations	20
Statements of Changes in Net Assets	21
Financial Highlights	24
Notes to Financial Statements	28
Supplemental Information	40
Proxy Voting and Portfolio Holdings Information	40
Expense Examples	40
Advisory Contract Approval	41
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA High Income Fund	January 31, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks an attractive total return primarily through high current income and secondarily through capital appreciation.

Sector Allocation*:

January 31, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Asset-Backed Securities (0.2%)
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49 (a)	$2,935	$2,758
Total Asset-Backed Securities (Cost $2,889)		2,758
Collateralized Mortgage Obligations (0.0%) (b)
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AJ, 6.79%, 2/10/51, Callable 3/10/22 @ 100 (c)	163	167
CHL Mortgage Pass-Through Trust, Series 2004-25, Class 1A6, 1.07% (LIBOR01M+96bps), 2/25/35, Callable 2/25/22 @ 100 (d)	806	62
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AMFL, 0.28% (LIBOR01M+19bps), 2/15/40 (d)	50	50
Credit Suisse First Boston Mortgage Securities Corp., Series 1998-C1, Class AX, 2.33%, 5/17/40, Callable 2/17/22 @ 100 (c) (e)	32	1
Total Collateralized Mortgage Obligations (Cost $564)		280
Common Stocks (0.9%)
Communication Services (0.0%): (b)
AT&T, Inc.	19,101	487
Clear Channel Outdoor Holdings, Inc. (f)	58,641	180
Frontier Communications Parent, Inc. (f)	450	12
		679
Energy (0.4%):
BP PLC, ADR	19,808	612
Chesapeake Energy Corp.	7,750	528
Civitas Resources, Inc.	11,262	614
Exxon Mobil Corp.	13,433	1,020
GenOn Energy, Inc. (f) (g) (h)	16,168	1,779
Nine Point Energy (f) (g) (h)	2,678,202	—	(i)
Sabine Oil & Gas Holdings, Inc. (f) (g) (h)	2,824	1
Shell PLC, ADR (f) (h)	10,265	528
Thunderbird Resources (f) (g) (h)	22,883	10
		5,092
Financials (0.3%):
CME Group, Inc.	2,853	655
Crown Castle International Corp.	6,253	1,141
JPMorgan Chase & Co.	3,105	461
KeyCorp	20,033	502
Regions Financial Corp.	17,992	413
		3,172
Health Care (0.2%):
AbbVie, Inc.	3,578	490
CVS Health Corp.	9,166	976
Merck & Co., Inc.	6,970	568
		2,034

See notes to financial statements.

3

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Materials (0.0%): (b)
LyondellBasell Industries NV Class A	5,946	$575
Total Common Stocks (Cost $12,573)		11,552
Preferred Stocks (2.3%)
Communication Services (0.4%):
Qwest Corp., 6.50%, 9/1/56	186,401	4,699
Consumer Staples (0.5%):
CHS, Inc., cumulative redeemable, Series 1, 7.88% (j)	109,326	3,006
CHS, Inc., cumulative redeemable, Series 2, 7.10% (LIBOR03M+429bps) (d) (j)	114,391	3,129
		6,135
Energy (0.9%):
NuStar Logistics LP, 6.98% (LIBOR03M+673bps), 1/15/43 (d) (k)	443,698	11,186
Financials (0.5%):
Equity Residential, cumulative redeemable, Series K, 8.29% (j)	45,314	2,718
Prologis, Inc., cumulative redeemable, Series Q, 8.54% (j)	5,310	340
U.S. Bancorp, non-cumulative, Series A, 3.50% (LIBOR03M+102bps) (d) (j) (l)	3,000	2,718
		5,776
Total Preferred Stocks (Cost $26,722)		27,796
Warrants (0.0%) (b)
Energy (0.0%):
SandRidge Energy, Inc. (h)	14,270	—	(i)
SandRidge Energy, Inc.	6,008	—	(i)
		—	(i)
Total Warrants (Cost $—)		—	(i)
Senior Secured Loans (2.3%)
AAdvantage Loyalty IP Ltd., Initial Term Loan, First Lien, 5.50% (LIBOR03M+475bps), 4/20/28 (d) (m)	$2,000	2,073
Bausch Health Companies, Inc., Term B, First Lien, 1/27/27 (m) (n)	1,000	992
CITGO Petroleum Corp., 2019 Incremental Term B Loans, First Lien, 7.25% (LIBOR03M+625bps), 3/22/24 (d)	2,128	2,125
Daseke Cos., Inc., Initial Term Loan, First Lien, 4.75% (LIBOR01M+400bps), 3/9/28 (d)	993	990
Envision Healthcare Corp., Initial Term Loans, First Lien, 3.85% (LIBOR01M+375bps), 10/11/25 (d)	5	4
Fertitta Entertainment LLC, Initial B Term Loan, First Lien, 4.50% (SOFR01M+400bps), 1/12/29 (d) (m)	2,500	2,507
Getty Images, Inc., Initial Dollar Term Loans, First Lien, 4.63% (LIBOR01M+450bps), 2/19/26 (d)	1,987	1,986
Graham Packaging Co., Inc., New Term Loans, First Lien, 3.75% (LIBOR01M+300bps), 8/4/27 (d)	1,458	1,453
Lealand Finance Co. BV, Make Whole Term Loan, First Lien, 3.10% (LIBOR01M+300bps), 6/30/24 (d) (h)	39	23

See notes to financial statements.

4

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount		Value
Lealand Finance Co. BV, Take-Back Term Loan, First Lien, 1.10% (3.00% PIK) (LIBOR01M+100bps), 6/30/25 (d) (h)	$337		$158
Paya, Inc., TLB, First Lien, 4.00% (LIBOR03M+325bps), 6/25/28 (d)	998		993
Polaris Newco LLC, Dollar Term Loan, First Lien, 4.50% (LIBOR03M+400bps), 6/4/28 (d)	1,247		1,246
Pregis Topco LLC, Initial Term Loan, First Lien, 4.10% (LIBOR01M+400bps), 7/25/26 (d)	1,470		1,466
Quicksilver Resources, Inc., Loans, Second Lien, 7/23/26 (g) (h) (n)	3,914		6
Sunshine Luxembourg VII Sarl, Facility B3 Commitments, First Lien, 4.50% (LIBOR03M+375bps), 10/2/26 (d) (m)	3,967		3,962
Team Health Holdings, Inc., Initial Term Loans, First Lien, 3.75% (LIBOR01M+275bps), 2/6/24 (d)	3,974		3,829
WaterBridge Midstream Operating LLC, Term Loan B, First Lien, 6.75% (LIBOR03M+575bps), 6/21/26 (d)	—	(i)	—	(i)
Whatabrands LLC, Initial Term B Loans, First Lien, 3.75% (LIBOR01M+325bps), 7/21/28 (d) (m)	2,000		1,994
Wok Holdings, Inc., Initial Term Loans, First Lien, 6.35% (LIBOR01M+625bps), 3/1/26 (d)	2,918		2,896
Total Senior Secured Loans (Cost $32,540)			28,703
Corporate Bonds (73.5%)
Communication Services (10.8%):
AMC Networks, Inc., 4.25%, 2/15/29, Callable 2/15/24 @ 102.13 (k)	5,000		4,819
Cars.com, Inc., 6.38%, 11/1/28, Callable 11/1/23 @ 103.19 (a)	2,000		2,081
CCO Holdings LLC/CCO Holdings Capital Corp. 4.75%, 3/1/30, Callable 9/1/24 @ 102.38 (a)	10,000		9,928
4.50%, 8/15/30, Callable 2/15/25 @ 102.25 (a)	5,000		4,875
4.50%, 5/1/32, Callable 5/1/26 @ 102.25	1,000		964
4.50%, 6/1/33, Callable 6/1/27 @ 102.25 (a)	5,000		4,756
CenturyLink, Inc. 7.50%, 4/1/24, Callable 1/1/24 @ 100	3,000		3,206
7.65%, 3/15/42	5,121		5,136
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.50%, 6/1/41, Callable 12/1/40 @ 100	2,000		1,799
Clear Channel Worldwide Holdings, Inc., 5.13%, 8/15/27, Callable 8/15/22 @ 102.56 (a)	1,500		1,508
CSC Holdings LLC 5.38%, 2/1/28, Callable 2/1/23 @ 102.69 (a)	1,000		1,003
7.50%, 4/1/28, Callable 4/1/23 @ 103.75 (a) (k)	3,000		3,105
6.50%, 2/1/29, Callable 2/1/24 @ 103.25 (a)	4,500		4,687
5.75%, 1/15/30, Callable 1/15/25 @ 102.88 (a)	10,000		9,421
5.00%, 11/15/31, Callable 11/15/26 @ 102.5 (a)	1,000		902
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.88%, 8/15/27, Callable 8/15/23 @ 104.41 (a)	2,000		2,007
Dish DBS Corp. 5.88%, 11/15/24	4,000		4,027
7.75%, 7/1/26	7,000		7,212
7.38%, 7/1/28, Callable 7/1/23 @ 103.69 (l)	2,000		1,935
DISH DBS Corp., 5.25%, 12/1/26, Callable 6/1/26 @ 100 (a)	1,500		1,456
Embarq Corp., 8.00%, 6/1/36	3,000		3,089

See notes to financial statements.

5

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Frontier Communications Corp., 6.75%, 5/1/29, Callable 5/1/24 @ 103.38 (a)	$2,000	$2,005
Frontier Communications Holdings LLC, 5.00%, 5/1/28, Callable 5/1/24 @ 102.5 (a)	2,000	1,983
Gray Television, Inc., 4.75%, 10/15/30, Callable 10/15/25 @ 102.38 (a)	1,000	960
iHeartCommunications, Inc., 8.38%, 5/1/27, Callable 5/1/22 @ 104.19	2,000	2,094
Lumen Technologies, Inc., 5.38%, 6/15/29, Callable 6/15/24 @ 102.69 (a)	2,000	1,900
Match Group Holdings II LLC, 4.63%, 6/1/28, Callable 6/1/23 @ 102.31 (a)	2,000	1,978
Netflix, Inc., 4.38%, 11/15/26	2,000	2,147
Nexstar Broadcasting, Inc. 5.63%, 7/15/27, Callable 7/15/22 @ 104.22 (a)	4,000	4,116
4.75%, 11/1/28, Callable 11/1/23 @ 102.38 (a)	2,000	1,980
Rackspace Technology Global, Inc., 3.50%, 2/15/28, Callable 2/15/24 @ 101.75 (a)	1,000	934
Salem Media Group, Inc., 6.75%, 6/1/24, Callable 3/14/22 @ 101.69 (a) (l)	1,000	1,002
Scripps Escrow II, Inc. 3.88%, 1/15/29, Callable 1/15/24 @ 101.94 (a)	500	477
5.38%, 1/15/31, Callable 1/15/26 @ 102.69 (a)	500	495
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75 (a) (k)	6,000	5,560
Sirius XM Radio, Inc. 4.13%, 7/1/30, Callable 7/1/25 @ 102.06 (a)	5,000	4,771
3.88%, 9/1/31, Callable 9/1/26 @ 101.94 (a)	2,000	1,850
TEGNA, Inc., 5.00%, 9/15/29, Callable 9/15/24 @ 102.5 (k)	7,500	7,394
T-Mobile USA, Inc., 2.63%, 4/15/26, Callable 4/15/23 @ 101.31 (k)	5,000	4,901
Univision Communications, Inc., 4.50%, 5/1/29, Callable 5/1/24 @ 102.25 (a)	1,000	991
Zayo Group Holdings, Inc. 4.00%, 3/1/27, Callable 3/14/22 @ 100 (a)	1,500	1,419
6.13%, 3/1/28, Callable 3/1/23 @ 103.06 (a)	5,000	4,737
		131,610
Consumer Discretionary (10.6%):
Asbury Automotive Group, Inc. 4.75%, 3/1/30, Callable 3/1/25 @ 102.38	1,500	1,481
5.00%, 2/15/32, Callable 11/15/26 @ 102.5 (a)	1,000	993
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 4/1/30, Callable 4/1/25 @ 102.31 (a)	3,000	2,959
Beazer Homes USA, Inc., 7.25%, 10/15/29, Callable 10/15/24 @ 103.63	6,000	6,425
Boyd Gaming Corp., 4.75%, 6/15/31, Callable 6/15/26 @ 102.38 (a)	1,500	1,477
Caesars Entertainment, Inc., 4.63%, 10/15/29, Callable 10/15/24 @ 102.31 (a) (l)	9,000	8,626
Carnival Corp. 9.88%, 8/1/27, Callable 2/1/24 @ 104.94 (a)	6,000	6,740
6.00%, 5/1/29, Callable 11/1/24 @ 103 (a)	3,000	2,886
Clarios Global LP/Clarios US Finance Co., 8.50%, 5/15/27, Callable 5/15/22 @ 104.25 (a)	3,500	3,661
Everi Holdings, Inc., 5.00%, 7/15/29, Callable 7/15/24 @ 102.5 (a)	1,000	995
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, 1/15/29, Callable 1/15/25 @ 102.31 (a)	4,000	3,896
Ford Motor Co. 6.63%, 10/1/28	8,000	9,290
3.25%, 2/12/32, Callable 11/12/31 @ 100	3,000	2,860
GPC Merger Sub, Inc., 7.13%, 8/15/28, Callable 8/15/23 @ 103.56 (a)	2,000	2,030
Group 1 Automotive, Inc., 4.00%, 8/15/28, Callable 8/15/23 @ 102 (a)	1,500	1,437
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31, Callable 5/1/26 @ 102 (a)	2,500	2,460

See notes to financial statements.

6

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
KB Home, 4.80%, 11/15/29, Callable 5/15/29 @ 100	$2,000	$2,087
L Brands, Inc., 6.95%, 3/1/33	3,000	3,272
Lindblad Expeditions LLC, 6.75%, 2/15/27, Callable 2/15/24 @ 103.38 (a) (m)	1,000	1,012
M/I Homes, Inc., 4.95%, 2/1/28, Callable 2/1/23 @ 103.71	4,500	4,549
Magic Mergerco, Inc., 5.25%, 5/1/28, Callable 11/1/23 @ 102.63 (a)	3,000	2,896
Marriott Ownership Resorts, Inc. 4.75%, 1/15/28, Callable 9/15/22 @ 102.38	2,000	1,983
4.50%, 6/15/29, Callable 6/15/24 @ 102.25 (a)	2,000	1,962
Mattel, Inc., 3.75%, 4/1/29, Callable 4/1/24 @ 101.88 (a)	3,000	3,000
MGM Resorts International, 4.75%, 10/15/28, Callable 7/15/28 @ 100	5,000	4,953
Murphy Oil USA, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (a)	2,721	2,562
Newell Brands, Inc., 5.88%, 4/1/36, Callable 10/1/35 @ 100	3,000	3,529
Nordstrom, Inc. 4.38%, 4/1/30, Callable 1/1/30 @ 100 (l)	2,000	1,876
4.25%, 8/1/31, Callable 5/1/31 @ 100 (l)	3,000	2,775
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 6.00%, 2/15/28, Callable 2/15/24 @ 103 (a) (l)	2,000	1,883
10.75%, 6/1/28, Callable 6/1/23 @ 105.38 (a)	1,000	1,087
Scientific Games International, Inc., 8.25%, 3/15/26, Callable 3/15/22 @ 104.13 (a)	6,000	6,270
Seaworld Parks & Entertainment, Inc., 5.25%, 8/15/29, Callable 8/15/24 @ 102.63 (a)	2,750	2,673
Taylor Morrison Communities, Inc., 5.75%, 1/15/28, Callable 10/15/27 @ 100 (a)	5,000	5,344
The Gap, Inc. 3.63%, 10/1/29, Callable 10/1/24 @ 101.81 (a)	500	465
3.88%, 10/1/31, Callable 10/1/26 @ 101.94 (a)	500	465
Travel + Leisure Co., 4.50%, 12/1/29, Callable 9/1/29 @ 100 (a)	2,000	1,931
Trident TPI Holdings, Inc., 6.63%, 11/1/25, Callable 2/22/22 @ 101.66 (a)	3,000	2,990
USA Compression Partners LP / USA Compression Finance, 6.88%, 4/1/26, Callable 3/14/22 @ 105.16	3,000	3,044
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 9/15/28, Callable 9/15/23 @ 102.44 (a)	2,000	1,966
Wyndham Hotels & Resorts, Inc., 4.38%, 8/15/28, Callable 8/15/23 @ 102.19 (a)	2,000	1,987
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/1/29, Callable 7/1/29 @ 100 (a)	1,000	972
Yum! Brands, Inc., 4.75%, 1/15/30, Callable 10/15/29 @ 100 (a)	4,000	4,113
		129,862
Consumer Staples (3.9%):
Coty, Inc., 6.50%, 4/15/26, Callable 3/14/22 @ 104.88 (a)	4,500	4,573
Edgewell Personal Care Co. 5.50%, 6/1/28, Callable 6/1/23 @ 102.75 (a)	1,000	1,041
4.13%, 4/1/29, Callable 4/1/24 @ 102.06 (a)	2,500	2,453
H-Food Holdings LLC/Hearthside Finance Co., Inc., 8.50%, 6/1/26, Callable 2/22/22 @ 104.25 (a)	4,000	3,962
JBS USA Food Co., 5.75%, 1/15/28 (a)	1,500	1,564
Kraft Heinz Foods Co., 4.38%, 6/1/46, Callable 12/1/45 @ 100	7,000	7,340
Lamb Weston Holdings, Inc., 4.38%, 1/31/32, Callable 1/31/27 @ 102.19 (a)	2,000	1,975
NBM US Holdings, Inc., 6.63%, 8/6/29, Callable 8/6/24 @ 103.31 (a)	3,000	3,215
Performance Food Group, Inc., 4.25%, 8/1/29, Callable 8/1/24 @ 102.13 (a)	5,000	4,697
Pilgrim's Pride Corp., 3.50%, 3/1/32, Callable 9/1/26 @ 101.75 (a)	1,000	953

See notes to financial statements.

7

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Post Holdings, Inc. 5.50%, 12/15/29, Callable 12/15/24 @ 102.75 (a)	$2,500	$2,568
4.63%, 4/15/30, Callable 4/15/25 @ 102.31 (a)	3,000	2,891
Spectrum Brands, Inc., 3.88%, 3/15/31, Callable 3/15/26 @ 101.94 (a)	3,500	3,302
Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable 4/1/24 @ 103.13 (a)	1,500	1,407
U.S. Foods, Inc., 4.75%, 2/15/29, Callable 2/15/24 @ 102.38 (a)	6,000	5,902
		47,843
Energy (10.7%):
Antero Resources Corp., 8.38%, 7/15/26, Callable 1/15/24 @ 104.19 (a)	1,500	1,674
Apache Corp., 4.38%, 10/15/28, Callable 7/15/28 @ 100	5,000	5,172
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25, Callable 12/15/22 @ 103.81 (a)	1,500	1,569
Bonanza Creek Energy, Inc., 7.50%, 4/30/26, Callable 2/22/22 @ 107.5	482	480
Buckeye Partners LP, 5.60%, 10/15/44, Callable 4/15/44 @ 100	2,000	1,798
California Resources Corp., 7.13%, 2/1/26, Callable 2/1/23 @ 103.57 (a)	3,000	3,120
Carrizo Oil & Gas, Inc., 8.25%, 7/15/25, Callable 3/14/22 @ 104.13	3,000	2,962
Citgo Holding, Inc., 9.25%, 8/1/24, Callable 3/14/22 @ 104.63 (a) (l)	1,000	1,001
Colgate Energy Partners III LLC, 5.88%, 7/1/29, Callable 7/1/24 @ 102.94 (a)	1,500	1,524
CONSOL Energy, Inc., 11.00%, 11/15/25, Callable 3/14/22 @ 105.5 (a)	2,000	2,081
CSI Compressco LP/CSI Compressco Finance, Inc. 7.50%, 4/1/25, Callable 3/14/22 @ 105.63 (a)	1,163	1,170
10.00% (3.50% PIK), 4/1/26, Callable 4/1/23 @ 107.5 (a) (l)	3,781	3,661
DCP Midstream Operating LP 5.13%, 5/15/29, Callable 2/15/29 @ 100	2,000	2,118
6.75%, 9/15/37 (a)	2,030	2,615
DT Midstream, Inc., 4.38%, 6/15/31, Callable 6/15/26 @ 102.19 (a)	2,000	1,975
Encino Acquisition Partners Holdings LLC, 8.50%, 5/1/28, Callable 5/1/24 @ 104.25 (a)	2,000	2,023
Endeavor Energy Resources LP/EER Finance, Inc., 6.63%, 7/15/25, Callable 7/15/22 @ 103.31 (a)	2,000	2,091
Energy Transfer LP, 7.13% (H15T5Y+531bps), Callable 5/15/30 @ 100 (d) (j)	1,000	1,021
Energy Transfer Operating LP, 3.15% (LIBOR03M+302bps), 11/1/66, Callable 3/14/22 @ 100 (d)	1,500	1,203
Enlink Midstream Partners LP, 6.00% (LIBOR03M+411bps), Callable 12/15/22 @ 100 (d) (j)	1,000	753
Enterprise Products Operating LLC, 2.95% (LIBOR03M+278bps), 6/1/67, Callable 3/14/22 @ 100 (d)	2,750	2,442
Enterprise TE Partners LP, 2.90% (LIBOR03M+278bps), 6/1/67, Callable 3/14/22 @ 100 (d)	3,000	2,430
EQT Corp., 7.50%, 2/1/30, Callable 11/1/29 @ 100	1,000	1,190
GenOn Energy, Inc., 9.88%, 10/15/20 (g) (h)	7,000	—
Hess Midstream Partners LP, 5.13%, 6/15/28, Callable 6/15/23 @ 102.56 (a)	3,000	3,057
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/1/28, Callable 11/1/23 @ 103.13 (a)	8,000	8,299
Laredo Petroleum, Inc., 10.13%, 1/15/28, Callable 1/15/23 @ 107.59 (l)	3,000	3,168
Martin Midstream Partners LP/Martin Midstream Finance Corp. 10.00%, 2/29/24, Callable 3/14/22 @ 102 (a)	480	491
11.50%, 2/28/25, Callable 8/12/22 @ 102 (a) (l)	1,750	1,820
MPLX LP, 6.88% (LIBOR03M+465bps), Callable 2/15/23 @ 100 (d) (j) (l)	3,000	3,005
Murphy Oil Corp., 5.75%, 8/15/25, Callable 3/14/22 @ 102.88	6,000	6,107

See notes to financial statements.

8

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Occidental Petroleum Corp. 8.50%, 7/15/27, Callable 1/15/27 @ 100	$5,000	$6,010
6.38%, 9/1/28, Callable 3/1/28 @ 100	5,000	5,678
8.88%, 7/15/30, Callable 1/15/30 @ 100	2,000	2,595
4.30%, 10/10/36 (o)	3,500	1,886
Ovintiv, Inc., 6.63%, 8/15/37	1,000	1,261
PDC Energy, Inc., 5.75%, 5/15/26, Callable 3/14/22 @ 104.31	1,500	1,526
Petroleos Mexicanos, 6.63%, 6/15/35	7,000	6,516
Range Resources Corp. 4.88%, 5/15/25, Callable 2/15/25 @ 100	2,000	2,038
4.75%, 2/15/30, Callable 2/15/25 @ 102.38 (a) (m)	1,000	1,001
SM Energy Co., 5.63%, 6/1/25, Callable 3/14/22 @ 101.88	3,000	2,985
Southern Union Co., 3.14% (LIBOR03M+302bps), 11/1/66, Callable 3/14/22 @ 100 (d)	2,000	1,363
Southwestern Energy Co. 7.75%, 10/1/27, Callable 10/1/22 @ 103.88 (l)	1,000	1,065
5.38%, 2/1/29, Callable 2/1/24 @ 102.69	1,500	1,525
Sunoco LP/Sunoco Finance Corp. 4.50%, 5/15/29, Callable 5/15/24 @ 102.25	3,000	2,940
4.50%, 4/30/30, Callable 4/30/25 @ 102.25 (a)	2,000	1,973
Tallgrass Energy Partners LP/Tallgras Energy Finance Corp., 6.00%, 3/1/27, Callable 3/1/23 @ 103 (a)	3,000	3,054
Talos Production, Inc., 12.00%, 1/15/26, Callable 1/15/23 @ 106	1,000	1,065
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00%, 1/15/28, Callable 1/15/23 @ 102.5	4,000	4,093
4.88%, 2/1/31, Callable 2/1/26 @ 102.44	2,000	2,091
Transocean Pontus Ltd., 6.13%, 8/1/25, Callable 3/14/22 @ 104.59 (a)	335	329
Transocean, Inc., 11.50%, 1/30/27, Callable 7/30/23 @ 105.75 (a)	2,500	2,480
Western Midstream Operating LP 4.65%, 7/1/26, Callable 4/1/26 @ 100	2,000	2,094
6.50%, 2/1/50, Callable 8/1/49 @ 100	3,000	3,291
		130,879
Financials (10.1%):
Adient Global Holdings Corp., 4.88%, 8/15/26, Callable 3/14/22 @ 102.44 (a)	3,000	3,018
AmTrust Financial Services, Inc., 6.13%, 8/15/23	5,000	5,034
AmWINS Group, Inc., 4.88%, 6/30/29, Callable 6/30/24 @ 102.44 (a)	2,000	1,962
AssuredPartners, Inc., 5.63%, 1/15/29, Callable 12/15/23 @ 102.81 (a)	2,000	1,858
Banc of California, Inc., 5.25%, 4/15/25, Callable 1/15/25 @ 100	5,000	5,193
Blackstone Private Credit Fund 2.63%, 12/15/26, Callable 11/15/26 @ 100 (a)	3,000	2,849
3.25%, 3/15/27, Callable 2/15/27 @ 100 (a)	3,000	2,933
Diversified Healthcare Trust, 9.75%, 6/15/25, Callable 6/15/22 @ 104.88	3,000	3,188
Flex Acquisition Co., Inc., 7.88%, 7/15/26, Callable 3/14/22 @ 103.94 (a)	2,000	2,063
Ford Motor Credit Co. LLC 4.13%, 8/17/27, Callable 6/17/27 @ 100	6,250	6,398
5.11%, 5/3/29, Callable 2/3/29 @ 100	8,000	8,560
Genworth Holdings, Inc., 2.16% (LIBOR03M+200bps), 11/15/66, Callable 2/28/22 @ 100 (d)	2,000	1,177
Global Atlantic Fin Co., 4.70% (H15T5Y+380bps), 10/15/51, Callable 7/15/26 @ 100 (a) (d)	4,000	3,983

See notes to financial statements.

9

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
HUB International Ltd., 7.00%, 5/1/26, Callable 2/22/22 @ 103.5 (a)	$3,000	$3,072
ILFC E-Capital Trust II, 3.71%, 12/21/65, Callable 3/14/22 @ 100 (a)	2,000	1,729
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 8/15/28, Callable 8/15/24 @ 102.5 (a)	1,500	1,483
LABL Escrow Issuer LLC 6.75%, 7/15/26, Callable 7/15/22 @ 103.38 (a)	1,000	1,014
10.50%, 7/15/27, Callable 7/15/22 @ 105.25 (a) (k)	3,000	3,083
Lehman Brothers Holdings, 5.75%, 4/25/11, MTN (h) (s)	1,000	5
Lehman Brothers Treasury Co. BV, MTN (j) (p)	1,447	7
Level 3 Financing, Inc., 4.25%, 7/1/28, Callable 7/1/23 @ 102.13 (a) (l)	2,000	1,910
Lions Gate Capital Holdings LLC, 5.50%, 4/15/29, Callable 4/15/24 @ 102.75 (a)	1,500	1,494
MetLife, Inc., 10.75%, 8/1/69, Callable 8/1/34 @ 100	2,000	3,300
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 3.88%, 2/15/29, Callable 11/15/28 @ 100 (a)	3,750	3,895
Mozart Debt Merger Sub, Inc., 5.25%, 10/1/29, Callable 10/1/24 @ 102.63 (a) (l)	3,000	2,918
Navient Corp. 6.75%, 6/25/25	5,000	5,293
6.75%, 6/15/26	5,000	5,295
5.63%, 8/1/33, MTN	6,000	5,374
Olympus Water US Holding Corp. 4.25%, 10/1/28, Callable 10/1/24 @ 102.13 (a)	2,000	1,911
6.25%, 10/1/29, Callable 10/1/24 @ 103.13 (a)	750	715
OneMain Finance Corp. 7.13%, 3/15/26	6,000	6,599
5.38%, 11/15/29, Callable 5/15/29 @ 100	2,000	2,033
Outfront Media Capital LLC/Outfront Media Capital Corp. 6.25%, 6/15/25, Callable 6/15/22 @ 103.13 (a)	2,000	2,080
4.63%, 3/15/30, Callable 3/15/25 @ 102.31 (a)	1,000	960
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 5/15/29, Callable 5/15/24 @ 102.44 (a)	2,000	1,979
PPL Capital Funding, Inc., 2.80% (LIBOR03M+267bps), 3/30/67, Callable 3/14/22 @ 100 (d)	2,750	2,544
Service Properties Trust 4.95%, 2/15/27, Callable 8/15/26 @ 100	2,000	1,861
4.95%, 10/1/29, Callable 7/1/29 @ 100	4,000	3,610
Starwood Property Trust, Inc., 4.38%, 1/15/27, Callable 7/15/26 @ 100 (a)	1,000	996
Summer BC Bidco B LLC, 5.50%, 10/31/26, Callable 7/15/23 @ 102.75 (a)	2,000	1,961
The Hanover Insurance Group, Inc., 8.21%, 2/3/27	3,000	3,294
The Hartford Financial Services Group, Inc., 2.28% (LIBOR03M+213bps), 2/12/67, Callable 3/14/22 @ 100 (a) (d)	2,000	1,882
Vertical US Newco, Inc., 5.25%, 7/15/27, Callable 7/15/23 @ 102.63 (a)	2,000	2,025
VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102.06 (a)	750	754
		123,292
Health Care (6.8%):
Bausch Health Cos., Inc. 5.00%, 1/30/28, Callable 1/30/23 @ 102.5 (a)	2,000	1,686
5.25%, 1/30/30, Callable 1/30/25 @ 102.63 (a) (k)	7,000	5,642
Centene Corp., 4.63%, 12/15/29, Callable 12/15/24 @ 102.31	2,500	2,597
CHS, Inc., 8.00%, 3/15/26, Callable 3/15/22 @ 104 (a)	12,000	12,516

See notes to financial statements.

10

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
CHS/Community Health Systems, Inc. 6.88%, 4/15/29, Callable 4/15/24 @ 103.44 (a)	$3,000	$2,975
5.25%, 5/15/30, Callable 5/15/25 @ 102.63 (a) (m)	2,000	1,991
DaVita, Inc. 4.63%, 6/1/30, Callable 6/1/25 @ 102.31 (a)	1,500	1,460
3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (a)	10,000	9,185
Eastern Maine Healthcare Systems, 5.02%, 7/1/36	3,000	3,129
Encompass Health Corp. 5.75%, 9/15/25, Callable 3/14/22 @ 101.92	2,000	2,040
4.63%, 4/1/31, Callable 4/1/26 @ 102.31	500	490
Global Medical Response, Inc., 6.50%, 10/1/25, Callable 2/16/22 @ 103.25 (a)	2,000	2,001
HealthEquity, Inc., 4.50%, 10/1/29, Callable 10/1/24 @ 102.25 (a)	750	735
MEDNAX, Inc., 6.25%, 1/15/27 (a)	6,000	6,271
Organon Finance 1 LLC, 4.13%, 4/30/28, Callable 4/30/24 @ 102.06 (a)	2,000	1,977
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 7.38%, 6/1/25, Callable 6/1/22 @ 103.69 (a) (k)	598	628
7.25%, 2/1/28, Callable 2/1/23 @ 103.63 (a)	1,218	1,297
Prestige Brands, Inc., 3.75%, 4/1/31, Callable 4/1/26 @ 101.88 (a)	2,000	1,818
Select Medical Corp., 6.25%, 8/15/26, Callable 8/15/22 @ 103.13 (a)	2,500	2,572
Team Health Holdings, Inc., 6.38%, 2/1/25, Callable 2/28/22 @ 100 (a) (l)	1,000	900
Tenet Healthcare Corp. 5.13%, 11/1/27, Callable 11/1/22 @ 102.56 (a)	6,000	6,015
6.13%, 10/1/28, Callable 10/1/23 @ 103.06 (a)	4,000	4,018
4.38%, 1/15/30, Callable 12/1/24 @ 102.19 (a)	3,000	2,895
6.88%, 11/15/31	3,000	3,264
US Acute Care Solutions, 6.38%, 3/1/26, Callable 3/1/23 @ 103.19 (a)	4,000	4,018
US Acute Care Solutions LLC, 6.38%, 3/1/26, Callable 3/1/23 @ 103.19 (a) (m)	1,000	1,014
		83,134
Industrials (9.7%):
ADT Security Corp., 4.88%, 7/15/32 (a)	3,000	2,897
American Airlines, Inc., 11.75%, 7/15/25 (a)	2,000	2,424
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29 (a)	3,000	3,075
Atkore, Inc., 4.25%, 6/1/31, Callable 6/1/26 @ 102.13 (a)	3,000	2,957
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75%, 7/15/27, Callable 7/15/22 @ 102.88 (a) (l)	1,000	1,029
5.38%, 3/1/29, Callable 3/1/24 @ 102.69 (a) (l)	2,000	2,006
Brand Energy & Infrastructure Services, Inc., 8.50%, 7/15/25, Callable 3/14/22 @ 104.25 (a)	1,000	949
Builders FirstSource, Inc. 4.25%, 2/1/32, Callable 8/1/26 @ 102.13 (a)	1,000	979
4.25%, 2/1/32 (a)	100	99
BWX Technologies, Inc., 4.13%, 4/15/29, Callable 4/15/24 @ 102.06 (a)	2,000	1,976
Covanta Holding Corp., 5.00%, 9/1/30, Callable 9/1/25 @ 102.5	1,000	990
Delta Air Lines, Inc., 7.38%, 1/15/26, Callable 12/15/25 @ 100	2,000	2,277
Fluor Corp., 4.25%, 9/15/28, Callable 6/15/28 @ 100 (l)	1,000	997
Gates Global LLC/Gates Corp., 6.25%, 1/15/26, Callable 3/14/22 @ 103.13 (a)	2,500	2,572
H&E Equipment Services, Inc., 3.88%, 12/15/28, Callable 12/15/23 @ 101.94 (a)	2,000	1,887
Howmet Aerospace, Inc., 5.95%, 2/1/37	4,000	4,490
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100	4,000	4,030

See notes to financial statements.

11

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
JB Poindexter & Co., Inc., 7.13%, 4/15/26, Callable 3/14/22 @ 105.34 (a)	$2,500	$2,598
Matthews International Corp., 5.25%, 12/1/25, Callable 3/14/22 @ 102.63 (a)	3,500	3,573
Minerva Merger Sub, Inc., 6.50%, 2/15/30, Callable 2/15/25 @ 103.25 (a) (m)	5,000	4,978
Mueller Water Products, Inc., 4.00%, 6/15/29, Callable 6/15/24 @ 102 (a)	1,000	984
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.38%, 8/31/27, Callable 8/31/26 @ 100 (a)	1,000	932
6.25%, 1/15/28, Callable 1/15/23 @ 103.13 (a)	10,000	9,987
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29, Callable 10/15/24 @ 102.19 (a)	1,000	990
RR Donnelley & Sons Co., 8.25%, 7/1/27, Callable 7/1/23 @ 106.19	2,850	3,276
Sensata Technologies, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (a)	2,000	1,880
Spirit AeroSystems, Inc., 5.50%, 1/15/25, Callable 10/15/22 @ 102.75 (a)	1,500	1,541
Spirit Airlines Pass Through Trust, 4.10%, 10/1/29	1,979	2,009
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 9/20/25, Callable 9/20/23 @ 104 (a)	75	81
Standard Industries, Inc. 4.38%, 7/15/30, Callable 7/15/25 @ 102.19 (a)	2,000	1,915
3.38%, 1/15/31, Callable 7/15/25 @ 101.69 (a)	6,000	5,461
Terex Corp., 5.00%, 5/15/29, Callable 5/15/24 @ 102.5 (a)	3,000	2,971
Textron Financial Corp., 1.86% (LIBOR03M+174bps), 2/15/42, Callable 2/28/22 @ 100 (a) (d)	4,000	3,402
The ADT Security Corp., 4.13%, 8/1/29, Callable 8/1/28 @ 100 (a)	2,000	1,881
The Hertz Corp. 4.63%, 12/1/26, Callable 12/1/23 @ 102.31 (a)	2,000	1,941
5.00%, 12/1/29, Callable 12/1/24 @ 102.5 (a)	3,000	2,895
TransDigm, Inc. 7.50%, 3/15/27, Callable 3/15/22 @ 103.75	5,000	5,183
5.50%, 11/15/27, Callable 11/15/22 @ 102.75	7,000	7,047
4.88%, 5/1/29, Callable 5/1/24 @ 102.44	5,000	4,805
U.S. Airways Pass Through Trust, 3.95%, 5/15/27	2,179	2,158
Uber Technologies, Inc., 7.50%, 9/15/27, Callable 9/15/22 @ 105.63 (a)	3,000	3,203
United Airlines Pass Through Trust, 4.88%, 7/15/27	24	25
United Airlines, Inc. 4.38%, 4/15/26, Callable 10/15/25 @ 100 (a)	250	248
4.63%, 4/15/29, Callable 10/15/28 @ 100 (a)	250	249
United Rentals North America, Inc., 4.00%, 7/15/30, Callable 7/15/25 @ 102	3,000	2,957
Waste Pro USA, Inc., 5.50%, 2/15/26, Callable 3/14/22 @ 102.75 (a)	3,000	2,917
WESCO Distribution, Inc., 7.25%, 6/15/28, Callable 6/15/23 @ 103.63 (a)	1,000	1,072
		118,793
Information Technology (3.0%):
Acuris Finance US, Inc./Acuris Finance SARL, 5.00%, 5/1/28, Callable 5/1/24 @ 102.5 (a)	2,000	1,913
Avaya, Inc., 6.13%, 9/15/28, Callable 9/15/23 @ 103.06 (a)	2,500	2,557
Brightstar Escrow Corp., 9.75%, 10/15/25, Callable 10/15/22 @ 104.88 (a)	2,000	2,141
Colt Merger Sub, Inc. 6.25%, 7/1/25, Callable 7/1/22 @ 103.13 (a)	5,000	5,182
5.75%, 7/1/25, Callable 7/1/22 @ 102.88 (a)	1,000	1,030
CommScope Technologies LLC 6.00%, 6/15/25, Callable 2/22/22 @ 102 (a)	2,000	1,948
5.00%, 3/15/27, Callable 3/15/22 @ 102.5 (a)	4,000	3,559

See notes to financial statements.

12

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Entegris, Inc., 3.63%, 5/1/29, Callable 5/1/24 @ 102.72 (a)	$1,000	$958
Gartner, Inc., 4.50%, 7/1/28, Callable 7/1/23 @ 102.25 (a)	1,500	1,531
J2 Global, Inc., 4.63%, 10/15/30, Callable 10/15/25 @ 102.21 (a)	1,304	1,276
NCR Corp. 5.13%, 4/15/29, Callable 4/15/24 @ 102.56 (a) (l)	3,000	2,994
6.13%, 9/1/29, Callable 9/1/24 @ 103.06 (a)	3,000	3,147
Square, Inc., 3.50%, 6/1/31, Callable 3/1/31 @ 100 (a)	1,500	1,429
Switch Ltd., 4.13%, 6/15/29, Callable 6/15/24 @ 102.06 (a)	2,000	1,949
Twilio, Inc., 3.88%, 3/15/31, Callable 3/15/26 @ 101.94	3,000	2,871
Unisys Corp., 6.88%, 11/1/27, Callable 11/1/23 @ 103.44 (a)	2,000	2,133
		36,618
Materials (5.3%):
Allegheny Ludlum LLC, 6.95%, 12/15/25	1,456	1,574
Arconic Corp., 6.13%, 2/15/28, Callable 2/15/23 @ 103.06 (a)	1,200	1,246
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 9/1/29, Callable 5/15/24 @ 102 (a)	2,500	2,381
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 8/15/27, Callable 8/15/22 @ 102.63 (a)	3,000	2,928
Axalta Coating Systems LLC, 3.38%, 2/15/29, Callable 2/15/24 @ 101.69 (a)	3,000	2,783
Bway Holding Co., 7.25%, 4/15/25, Callable 3/14/22 @ 101.81 (a)	8,000	7,924
Cleveland-Cliffs, Inc., 4.88%, 3/1/31, Callable 3/1/26 @ 102.44 (a) (l)	4,000	3,919
Commercial Metals Co., 4.38%, 3/15/32, Callable 3/15/27 @ 102.19 (l)	2,000	1,990
Freeport-McMoRan, Inc., 4.25%, 3/1/30, Callable 3/1/25 @ 102.13	3,500	3,566
Glatfelter Corp., 4.75%, 11/15/29, Callable 11/1/24 @ 102.38 (a)	2,000	2,021
Kaiser Aluminum Corp., 4.50%, 6/1/31, Callable 6/1/26 @ 102.25 (a)	3,000	2,824
Kraton Polymers LLC/Kraton Polymers Capital Corp., 4.25%, 12/15/25 (a)	1,000	1,046
Louisiana-Pacific Corp., 3.63%, 3/15/29, Callable 3/15/24 @ 101.81 (a)	7,000	6,863
Novelis Corp., 4.75%, 1/30/30, Callable 1/30/25 @ 102.38 (a)	3,000	2,994
Olin Corp., 5.00%, 2/1/30, Callable 2/1/24 @ 102.5	2,000	2,039
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, 10/15/28, Callable 10/15/24 @ 102.19 (a)	2,000	1,914
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 4.00%, 10/15/27, Callable 10/15/23 @ 102 (a)	1,000	947
SCIH Salt Holdings, Inc., 4.88%, 5/1/28, Callable 5/1/24 @ 102.44 (a) (l)	2,000	1,875
The Chemours Co. 5.38%, 5/15/27, Callable 2/15/27 @ 100 (l)	1,000	1,029
5.75%, 11/15/28, Callable 11/15/23 @ 102.88 (a)	3,000	3,054
4.63%, 11/15/29, Callable 11/15/24 @ 102.31 (a)	3,000	2,858
Tronox, Inc., 4.63%, 3/15/29, Callable 3/15/24 @ 102.31 (a)	4,000	3,863
Valvoline, Inc., 3.63%, 6/15/31, Callable 6/15/26 @ 101.81 (a)	1,000	918
Venator Finance SARL/Venator Materials LLC, 5.75%, 7/15/25, Callable 3/14/22 @ 102.88 (a) (l)	2,000	1,895
		64,451
Utilities (2.6%):
Calpine Corp. 4.50%, 2/15/28, Callable 2/15/23 @ 102.25 (a)	3,000	2,932
4.63%, 2/1/29, Callable 2/1/24 @ 102.31 (a)	7,000	6,627
Genesis Energy LP, 6.50%, 10/1/25, Callable 3/14/22 @ 103.25	2,000	1,961

See notes to financial statements.

13

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
NRG Energy, Inc. 5.75%, 1/15/28, Callable 1/15/23 @ 102.88	$3,000	$3,109
3.63%, 2/15/31, Callable 2/15/26 @ 101.81 (a)	1,000	928
Pacific Gas and Electric Co., 4.20%, 6/1/41, Callable 12/1/40 @ 100	3,000	2,857
PG&E Corp. 5.00%, 7/1/28, Callable 7/1/23 @ 102.5 (l)	1,000	1,000
5.25%, 7/1/30, Callable 7/1/25 @ 102.63	3,000	2,981
Talen Energy Supply LLC, 7.25%, 5/15/27, Callable 5/15/22 @ 103.63 (a)	2,000	1,795
Vistra Corp., 7.00%, Callable 12/15/26 @ 100 (a) (j)	1,500	1,498
Vistra Operations Co. LLC 5.00%, 7/31/27, Callable 7/31/22 @ 102.5 (a)	5,000	5,072
4.38%, 5/1/29, Callable 5/1/24 @ 102.19 (a)	1,500	1,446
		32,206
Total Corporate Bonds (Cost $885,217)		898,688
Yankee Dollars (17.6%)
Communication Services (1.9%):
Altice France Holding SA, 6.00%, 2/15/28, Callable 2/15/23 @ 103 (a)	8,000	7,301
Altice France SA 8.13%, 2/1/27, Callable 2/22/22 @ 106.09 (a)	3,000	3,174
5.50%, 10/15/29, Callable 10/15/24 @ 102.75 (a)	3,000	2,843
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd. 8.75%, 5/25/24, Callable 2/28/22 @ 104.38 (a)	1,195	1,225
8.75%, 5/25/24, Callable 2/28/22 @ 104.38 (a)	2,500	2,564
LCPR Seniorr Secured Financing DAC, 5.13%, 7/15/29, Callable 7/15/24 @ 102.56 (a)	1,500	1,469
Telecom Italia Capital SA, 7.20%, 7/18/36	5,000	5,309
		23,885
Consumer Discretionary (1.7%):
1011778 BC ULC/New Red Finance, Inc., 3.88%, 1/15/28, Callable 9/15/22 @ 101.94 (a)	3,000	2,929
IHO Verwaltungs GmbH, 6.38%, 5/15/29, Callable 5/15/24 @ 103.19 (a) (r)	3,024	3,188
International Game Technology PLC, 6.25%, 1/15/27, Callable 7/15/26 @ 100 (a)	3,000	3,266
Jaguar Land Rover Automotive PLC, 5.88%, 1/15/28, Callable 1/15/24 @ 102.94 (a)	1,500	1,494
Mattamy Group Corp., 4.63%, 3/1/30, Callable 3/1/25 @ 102.31 (a)	3,000	2,959
Melco Reosrts Finance Ltd., 5.38%, 12/4/29, Callable 12/4/24 @ 102.69 (a)	2,000	1,887
Melco Resorts Finance Ltd., 5.75%, 7/21/28, Callable 7/21/23 @ 102.88 (a)	1,000	963
Royal Caribbean Cruises Ltd. 5.50%, 8/31/26, Callable 2/28/26 @ 100 (a)	1,500	1,464
5.50%, 4/1/28, Callable 10/1/27 @ 100 (a)	1,500	1,457
Wynn Macau Ltd., 5.50%, 1/15/26, Callable 6/15/22 @ 104.13 (a)	1,000	942
		20,549
Consumer Staples (0.8%):
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 2/15/28, Callable 2/15/23 @ 103.38 (a)	4,000	4,279
Leviathan Bond Ltd., 6.75%, 6/30/30, Callable 12/30/29 @ 100 (a)	2,000	2,144

See notes to financial statements.

14

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Minerva Luxembourg SA, 5.88%, 1/19/28, Callable 1/19/23 @ 102.94 (a) (l)	$3,000	$3,198
		9,621
Energy (2.3%):
Baytex Energy Corp., 8.75%, 4/1/27, Callable 4/1/23 @ 106.56 (a)	3,000	3,235
Harbour Energy PLC, 5.50%, 10/15/26, Callable 10/15/23 @ 102.75 (a)	2,000	1,987
Ithaca Energy North Sea PLC, 9.00%, 7/15/26, Callable 7/15/23 @ 104.5 (a)	2,000	2,062
Northriver Midstream Finance LP, 5.63%, 2/15/26, Callable 10/15/22 @ 102.81 (a)	3,000	3,054
Petrobras Global Finance BV, 5.50%, 6/10/51, Callable 12/10/50 @ 100 (l)	6,000	5,284
Petroleos Mexicanos 6.84%, 1/23/30, Callable 10/23/29 @ 100	5,000	5,102
5.95%, 1/28/31, Callable 10/28/30 @ 100	3,000	2,853
Tecpetrol SA, 4.88%, 12/12/22, Callable 2/22/22 @ 100 (a) (l)	1,000	982
Transportadora de Gas del Sur SA, 6.75%, 5/2/25, Callable 5/2/22 @ 103.38 (a) (l)	2,165	1,943
Tullow Oil PLC, 10.25%, 5/15/26, Callable 5/6/23 @ 105 (a)	1,500	1,515
		28,017
Financials (3.4%):
Altice Financing SA 5.00%, 1/15/28, Callable 1/15/23 @ 102.5 (a)	6,000	5,557
5.75%, 8/15/29, Callable 8/15/24 @ 102.88 (a)	2,500	2,336
BBVA Bancomer SA, 5.87% (H15T5Y+431bps), 9/13/34, Callable 9/13/29 @ 100 (a) (d) (l)	4,500	4,792
Deutsche Bank AG 5.88% (SOFR+544bps), 7/8/31, Callable 4/8/30 @ 100 (d)	4,000	4,477
4.88% (USISDA05+255bps), 12/1/32, Callable 12/1/27 @ 100 (d)	7,000	7,316
Intesa Sanpaolo SpA, 5.71%, 1/15/26 (a)	2,000	2,157
Natwest Group PLC, 2.45% (LIBOR03M+232bps), Callable 3/31/22 @ 100 (d) (j)	2,000	1,988
UniCredit SpA, 7.30% (USISDA05+491bps), 4/2/34, Callable 4/2/29 @ 100 (a) (d)	10,000	11,454
Vertical Holdco GmbH, 7.63%, 7/15/28, Callable 7/15/23 @ 103.81 (a)	1,000	1,052
		41,129
Health Care (1.0%):
Bausch Health Cos., Inc. 4.88%, 6/1/28, Callable 6/1/24 @ 102.44 (a)	3,000	2,852
7.25%, 5/30/29, Callable 5/30/24 @ 103.63 (a)	4,500	4,038
Teva Pharmaceutical Finance Netherlands III BV 6.75%, 3/1/28, Callable 12/1/27 @ 100 (l)	3,000	3,183
4.10%, 10/1/46	3,000	2,428
		12,501
Industrials (1.9%):
Air Canada Pass Through Trust, 4.13%, 11/15/26 (a)	4,917	4,928
ATS Automation Tooling Systems, Inc., 4.13%, 12/15/28, Callable 12/15/23 @ 102.06 (a)	1,000	995
Bombardier, Inc. 7.50%, 3/15/25, Callable 3/14/22 @ 102.5 (a)	8,000	8,098
7.88%, 4/15/27, Callable 4/15/22 @ 103.94 (a) (l)	5,000	5,065
Rolls-Royce PLC, 5.75%, 10/15/27, Callable 7/15/27 @ 100 (a)	2,967	3,122

See notes to financial statements.

15

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Seaspan Corp., 5.50%, 8/1/29, Callable 8/1/24 @ 102.75 (a)	$1,500	$1,484
		23,692
Information Technology (0.2%):
Seagate HDD Cayman, 4.88%, 6/1/27, Callable 3/1/27 @ 100	2,000	2,092
Materials (3.4%):
Alcoa Nederland Holding, 6.13%, 5/15/28, Callable 5/15/23 @ 103.06 (a)	1,500	1,595
Alcoa Nederland Holding BV, 4.13%, 3/31/29, Callable 3/31/24 @ 102.06 (a)	3,000	3,016
ArcelorMittal, 7.00%, 10/15/39	2,000	2,603
Cemex SAB de CV, 5.45%, 11/19/29, Callable 11/19/24 @ 102.73 (a)	3,000	3,111
Diamond Bc BV, 4.63%, 10/1/29, Callable 10/1/24 @ 102.31 (a)	2,000	1,880
Eldorado Gold Corp., 6.25%, 9/1/29, Callable 9/1/24 @ 103.13 (a)	2,000	2,002
Endeavour Mining PLC, 5.00%, 10/14/26, Callable 10/14/23 @ 102.5 (a)	2,000	1,943
First Quantum Minerals Ltd., 7.50%, 4/1/25, Callable 2/22/22 @ 103.75 (a)	10,000	10,225
Infrabuild Australia Pty Ltd., 12.00%, 10/1/24, Callable 3/14/22 @ 109 (a) (l)	2,000	2,053
Intertape Polymer Group, Inc., 4.38%, 6/15/29, Callable 6/15/24 @ 102.19 (a)	1,000	992
Methanex Corp., 5.25%, 12/15/29, Callable 9/15/29 @ 100	5,000	5,055
Mineral Resources Ltd., 8.13%, 5/1/27, Callable 5/1/22 @ 106.09 (a)	3,000	3,210
NOVA Chemicals Corp., 4.25%, 5/15/29, Callable 5/15/24 @ 102.13 (a) (l)	2,000	1,903
The Scotts Miracle-Gro Co., 4.38%, 2/1/32, Callable 8/1/26 @ 102.19	2,000	1,940
		41,528
Sovereign Bond (0.1%):
Bahamas Government International Bond, 6.00%, 11/21/28, Callable 8/21/28 @ 100 (a)	1,500	1,215
Utilities (0.9%):
AES Gener SA, 7.13% (USSW5+464bps), 3/26/79, Callable 4/7/24 @ 100 (a) (d)	2,750	2,809
Comision Federal de Electricidad, 3.35%, 2/9/31, Callable 11/9/30 @ 100 (a) (l)	1,000	935
Electricite de France SA, 5.25% (USSW10+371bps), Callable 1/29/23 @ 100 (a) (d) (j)	3,000	3,049
Empresa Electrica Cochrane SpA, 5.50%, 5/14/27 (a) (l)	2,377	2,364
ENEL SpA, 8.75% (USSW5+588bps), 9/24/73, Callable 9/24/23 @ 100 (a) (d)	1,975	2,177
		11,334
Total Yankee Dollars (Cost $209,905)		215,563
Municipal Bonds (0.3%)
Illinois (0.2%):
City of Chicago, GO, Series B, 7.05%, 1/1/29	1,480	1,701
New Jersey (0.1%):
South Jersey Transportation Authority Revenue, Series B, 3.36%, 11/1/28	1,375	1,435
Total Municipal Bonds (Cost $2,855)		3,136
Commercial Paper (2.9%)
Albemarle Corp., 0.36%, 2/4/22 (a) (o)	6,000	6,000
Aviation Captial Group LLC 0.20%, 2/7/22 (a)	9,000	8,999
0.20%, 2/14/22 (a)	500	500
Energy Transfer Partners LP, 0.31%, 2/1/22 (o)	5,400	5,400

See notes to financial statements.

16

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Jabil, Inc., 0.38%, 2/1/22 (a) (o)	$12,000	$12,000
Viacom, Inc., 0.41%, 2/15/22 (a)	2,000	2,000
Total Commercial Paper (Cost $34,899)		34,899
Exchange-Traded Funds (0.2%)
iShares iBoxx High Yield Corporate Bond ETF (k) (l)	11,515	975
SPDR Bloomberg High Yield Bond ETF (k) (l)	9,213	973
Total Exchange-Traded Funds (Cost $2,000)		1,948
Collateral for Securities Loaned (2.1%)^
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (q)	16,452,185	16,452
HSBC U.S. Government Money Market Fund, I Shares, 0.03% (q)	9,422,016	9,422
Total Collateral for Securities Loaned (Cost $25,874)		25,874
Total Investments (Cost $1,236,038) — 102.3%		1,251,197
Liabilities in excess of other assets — (2.3)%		(28,301)
NET ASSETS — 100.00%		$1,222,896

At January 31, 2022, the Fund's investments in foreign securities were 17.9% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of January 31, 2022, the fair value of these securities was $763,314 (thousands) and amounted to 62.4% of net assets.

(b)  Amount represents less than 0.05% of net assets.

(c)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at January 31, 2022.

(d)  Variable or Floating-Rate Security. Rate disclosed is as of January 31, 2022.

(e)  Security is interest only.

(f)  Non-income producing security.

(g)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.1% of net assets as of January 31, 2022. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

(h)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At January 31, 2022, illiquid securities were 0.2% of the Fund's net assets.

(i)  Rounds to less than $1 thousand.

(j)  Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

See notes to financial statements.

17

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2022

  (Unaudited)

(k)  All or a portion of this security has been segregated as collateral for securities purchased on a delayed-delivery and/or when-issued basis.

(l)  All or a portion of this security is on loan.

(m)  Security or portion of security purchased on a delayed-delivery and/or when-issued basis.

(n)  The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.

(o)  Rate represents the effective yield at January 31, 2022.

(p)  Zero-coupon bond.

(q)  Rate disclosed is the daily yield on January 31, 2022.

(r)  Coupon may be 7.13% PIK.

(s)  Currently the issuer is in default with respect to interest and/or principal payments.

ADR — American Depositary Receipt

bps — Basis points

Continuously callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

ETF — Exchange-Traded Fund

GO — General Obligation

H15T5Y — 5 Year Treasury Constant Maturity Rate

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of January 31, 2022, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of January 31, 2022, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PIK — Payment-in-Kind

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

ULC — Unlimited Liability Co.

USISDA05 — 5 Year ICE Swap Rate, rate disclosed as of January 31, 2022.

USSW10 — USD 10 Year Swap Rate, rate disclosed as of January 31, 2022.

USSW5 — USD 5 Year Swap Rate, rate disclosed as of January 31, 2022.

See notes to financial statements.

18

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA High Income Fund
Assets:
Investments, at value (Cost $1,236,038)	$1,251,197	(a)
Cash	721
Deposit with broker for futures contracts	90
Receivables:
Interest and dividends	16,736
Capital shares issued	302
Investments sold	2,137
From Adviser	18
Prepaid expenses	29
Total Assets	1,271,230
Liabilities:
Payables:
Collateral received on loaned securities	25,874
Investments purchased	17,604
Capital shares redeemed	3,921
Accrued expenses and other payables:
Investment advisory fees	459
Administration fees	146
Custodian fees	24
Transfer agent fees	217
Compliance fees	1
Trustees' fees	1
12b-1 fees	—	(b)
Other accrued expenses	87
Total Liabilities	48,334
Net Assets:
Capital	1,372,157
Total accumulated earnings/(loss)	(149,261)
Net Assets	$1,222,896
Net Assets
Fund Shares	$888,280
Institutional Shares	331,939
Class A	2,357
R6 Shares	320
Total	$1,222,896
Shares (unlimited number of shares authorized with no par value):
Fund Shares	116,942
Institutional Shares	43,753
Class A	309
R6 Shares	42
Total	161,046
Net asset value, offering and redemption price per share: (c)
Fund Shares	$7.60
Institutional Shares	7.59
Class A	7.62
R6 Shares	7.59
Maximum Sales Charge — Class A	2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$7.80

(a)  Includes $24,969 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

19

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended January 31, 2022

(Amounts in Thousands)  (Unaudited)

USAA High Income Fund
Investment Income:
Dividends	$1,637
Interest	36,922
Securities lending (net of fees)	194
Total Income	38,753
Expenses:
Investment advisory fees	3,141
Administration fees — Fund Shares	710
Administration fees — Institutional Shares	246
Administration fees — Class A	2
Administration fees — R6 Shares	— (a)
Sub-Administration fees	12
12b-1 fees — Class A	3
Custodian fees	53
Transfer agent fees — Fund Shares	582
Transfer agent fees — Institutional Shares	246
Transfer agent fees — Class A	1
Transfer agent fees — R6 Shares	— (a)
Trustees' fees	24
Compliance fees	5
Legal and audit fees	46
State registration and filing fees	45
Interfund lending fees	3
Other expenses	108
Total Expenses	5,227
Expenses waived/reimbursed by Adviser	(64)
Net Expenses	5,163
Net Investment Income (Loss)	33,590
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	49,560
Net change in unrealized appreciation/depreciation on investment securities	(104,095)
Net realized/unrealized gains (losses) on investments	(54,535)
Change in net assets resulting from operations	$(20,945)

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

20

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA High Income Fund
	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021
From Investments:
Operations:
Net investment income (loss)	$33,590	$91,178
Net realized gains (losses) from investments	49,560	20,046
Net change in unrealized appreciation/depreciation on investments	(104,095)	92,386
Change in net assets resulting from operations	(20,945)	203,610
Distributions to Shareholders:
Fund Shares	(23,209)	(48,734)
Institutional Shares	(11,869)	(40,433)
Class A	(61)	(296)
R6 Shares	(12)	(208)
Change in net assets resulting from distributions to shareholders	(35,151)	(89,671)
Change in net assets resulting from capital transactions	(488,254)	(185,398)
Change in net assets	(544,350)	(71,459)
Net Assets:
Beginning of period	1,767,246	1,838,705
End of period	$1,222,896	$1,767,246
Capital Transactions:
Fund Shares
Proceeds from shares issued	$36,164	$90,425
Distributions reinvested	21,560	45,288
Cost of shares redeemed	(93,981)	(262,821)
Total Fund Shares	$(36,257)	$(127,108)
Institutional Shares
Proceeds from shares issued	$6,585	$130,926
Distributions reinvested	11,853	40,372
Cost of shares redeemed	(470,183)	(219,424)
Total Institutional Shares	$(451,745)	$(48,126)
Class A
Proceeds from shares issued	$42	$82
Distributions reinvested	52	102
Cost of shares redeemed	(220)	(5,204)
Total Class A	$(126)	$(5,020)
R6 Shares
Proceeds from shares issued	$39	$162
Distributions reinvested	12	22
Cost of shares redeemed	(177)	(5,328)
Total R6 Shares	$(126)	$(5,144)
Change in net assets resulting from capital transactions	$(488,254)	$(185,398)

(continues on next page)

See notes to financial statements.

21

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA High Income Fund
	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021
Share Transactions:
Fund Shares
Issued	4,615	11,660
Reinvested	2,762	5,880
Redeemed	(12,010)	(34,060)
Total Fund Shares	(4,633)	(16,520)
Institutional Shares
Issued	836	17,052
Reinvested	1,518	5,246
Redeemed	(59,880)	(28,493)
Total Institutional Shares	(57,526)	(6,195)
Class A
Issued	4	12
Reinvested	7	13
Redeemed	(28)	(662)
Total Class A	(17)	(637)
R6 Shares
Issued	5	20
Reinvested	2	3
Redeemed	(23)	(681)
Total R6 Shares	(16)	(658)
Change in Shares	(62,192)	(24,010)

See notes to financial statements.

22

This page is intentionally left blank.

23

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
USAA High Income Fund
Fund Shares
Six Months Ended January 31, 2022 (Unaudited):	$7.92	0.18	(d)	(0.31)	(0.13)	(0.19)	(0.19)
Year Ended July 31:
2021	$7.44	0.39	(d)	0.47	0.86	(0.38)	(0.38)
2020	$7.91	0.44	(d)	(0.47)	(0.03)	(0.44)	(0.44)
2019	$8.01	0.47		(0.10)	0.37	(0.47)	(0.47)
2018	$8.27	0.47		(0.26)	0.21	(0.47)	(0.47)
2017	$7.90	0.47		0.37	0.84	(0.47)	(0.47)
Institutional Shares
Six Months Ended January 31, 2022 (Unaudited):	$7.91	0.19	(d)	(0.31)	(0.12)	(0.20)	(0.20)
Year Ended July 31:
2021	$7.43	0.39	(d)	0.48	0.87	(0.39)	(0.39)
2020	$7.90	0.44	(d)	(0.47)	(0.03)	(0.44)	(0.44)
2019	$8.00	0.47		(0.09)	0.38	(0.48)	(0.48)
2018	$8.26	0.48		(0.26)	0.22	(0.48)	(0.48)
2017	$7.90	0.48		0.36	0.84	(0.48)	(0.48)
Class A
Six Months Ended January 31, 2022 (Unaudited):	$7.94	0.18	(d)	(0.31)	(0.13)	(0.19)	(0.19)
Year Ended July 31:
2021	$7.46	0.38	(d)	0.47	0.85	(0.37)	(0.37)
2020	$7.93	0.43	(d)	(0.48)	(0.05)	(0.42)	(0.42)
2019	$8.03	0.46		(0.10)	0.36	(0.46)	(0.46)
2018	$8.28	0.46		(0.26)	0.20	(0.45)	(0.45)
2017	$7.92	0.46		0.35	0.81	(0.45)	(0.45)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

**  For the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund's management fee.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

†  Does not include acquired fund fees, if any.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

See notes to financial statements.

24

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets				Supplemental Data
	Redemption Fees Added to Beneficial Interests		Net Asset Value, End of Period	Total Return (Excludes Sales Charge)*(a)	Net Expenses**^†(b)		Net Investment Income (Loss)(b)	Gross Expenses†(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA High Income Fund
Fund Shares
Six Months Ended January 31, 2022 (Unaudited):	$—		$7.60	(1.63)%	0.75%		4.64%	0.75%	$888,280	17%
Year Ended July 31:
2021	—		$7.92	11.84%	0.75%		5.01%	0.75%	$962,971	30%
2020	—		$7.44	(0.27)%	0.81%		5.82%	0.81%	$1,027,510	48%
2019	—	(e)	$7.91	4.85%	0.85%		5.93%	0.85%	$1,212,711	31%
2018	—	(e)	$8.01	2.65%	0.81%		5.79%	0.81%	$1,207,790	22%
2017	—	(e)	$8.27	10.92%	0.83%		5.80%	0.83%	$1,225,990	21%
Institutional Shares
Six Months Ended January 31, 2022 (Unaudited):	$—		$7.59	(1.58)%	0.65%		4.74%	0.67%	$331,939	17%
Year Ended July 31:
2021	—		$7.91	11.93%	0.67%		5.08%	0.68%	$801,226	30%
2020	—		$7.43	(0.19)%	0.72%		5.91%	0.73%	$798,688	48%
2019	—	(e)	$7.90	4.94%	0.78%		6.00%	0.78%	$913,599	31%
2018	—	(e)	$8.00	2.74%	0.72%		5.88%	0.72%	$966,124	22%
2017	—	(e)	$8.26	10.89%	0.75%		5.89%	0.75%	$970,767	21%
Class A
Six Months Ended January 31, 2022 (Unaudited):	$—		$7.62	(1.66)%	0.83%		4.56%	1.60%	$2,357	17%
Year Ended July 31:
2021	—		$7.94	11.58%	0.92%		4.89%	1.37%	$2,586	30%
2020	—		$7.46	(0.44)%	0.98%		5.63%	1.09%	$7,184	48%
2019	—	(e)	$7.93	4.69%	1.00%		5.78%	1.21%	$10,021	31%
2018	—	(e)	$8.03	2.55%	1.02	%(f)	5.58%	1.13%	$10,019	22%
2017	—	(e)	$8.28	10.49%	1.08	%(g)	5.55%	1.15%	$10,096	21%

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Amount is less than $0.005 per share.

(f)  Prior to December 1, 2017, USAA Asset Management Company ("AMCO") (previous Investment Adviser) voluntarily agreed to limit the annual expenses of Class A to 1.05% of the Class A average daily net assets.

(g)  Prior to December 1, 2016, AMCO voluntarily agreed to limit the annual expenses of Class A to 1.15% of the Class A average daily net assets.

(continues on next page)

See notes to financial statements.

25

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
USAA High Income Fund
R6 Shares
Six Months Ended January 31, 2022 (Unaudited):	$7.92	0.21	(d)	(0.32)	(0.11)	(0.22)	(0.22)
Year Ended July 31:
2021	$7.43	0.40	(d)	0.49	0.89	(0.40)	(0.40)
2020	$7.90	0.45	(d)	(0.47)	(0.02)	(0.45)	(0.45)
2019	$8.01	0.48		(0.10)	0.38	(0.49)	(0.49)
2018	$8.26	0.48		(0.25)	0.23	(0.48)	(0.48)
December 1, 2016 (e) through July 31, 2017	$7.98	0.32		0.28	0.60	(0.32)	(0.32)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

**  For the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund's management fee.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

†  Does not include acquired fund fees, if any.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Commencement of operations.

See notes to financial statements.

26

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

				Ratios to Average Net Assets			Supplemental Data
	Redemption Fees Added to Beneficial Interests	Net Asset Value, End of Period	Total Return*(a)	Net Expenses**^†(b)	Net Investment Income (Loss)(b)	Gross Expenses†(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA High Income Fund
R6 Shares
Six Months Ended January 31, 2022 (Unaudited):	$—	$7.59	(1.46)%	0.17%	5.21%	4.24%	$320	17%
Year Ended July 31:
2021	—	$7.92	12.25%	0.58%	5.25%	0.92%	$463	30%
2020	—	$7.43	(0.12)%	0.64%	5.98%	0.82%	$5,323	48%
2019	—	$7.90	4.95%	0.65%	6.13%	0.96%	$5,214	31%
2018	—	$8.01	2.94%	0.65%	5.95%	0.92%	$5,055	22%
December 1, 2016 (e) through July 31, 2017	—	$8.26	7.64%	0.65%	5.88%	1.26%	$5,177	21%

See notes to financial statements.

27

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2022

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA High Income Fund (the "Fund"). The Fund offers four classes of shares: Fund Shares, Institutional Shares, Class A, and R6 Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

28

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs") and American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued each business day by a pricing service approved by the Board. The approved pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of January 31, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1		Level 2	Level 3	Total
Asset-Backed Securities	$—		$2,758	$—	$2,758
Collateralized Mortgage Obligations	—		280	—	280
Common Stocks	9,762		—	1,790	11,552
Preferred Stocks	27,796		—	—	27,796
Warrants	—	(a)	—	—	—	(a)
Senior Secured Loans	—		28,697	6	28,703
Corporate Bonds	—		898,688	—	898,688
Yankee Dollars	—		215,563	—	215,563
Municipal Bonds	—		3,136	—	3,136
Commercial Paper	—		34,899	—	34,899
Exchange-Traded Funds	1,948		—	—	1,948
Collateral for Securities Loaned	25,874		—	—	25,874
Total	$65,380		$1,184,021	$1,796	$1,251,197

(a) Less than $1 thousand.

As of January 31, 2022, there were no significant Level 3 holdings in the fair value hierarchy. For the six months ended January 31, 2022, there were no transfers in or out of Level 3 in the fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

29

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statement of Assets and Liabilities and the segregated assets are identified on the Schedule of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Mortgage- and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac," respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

30

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

Leveraged Loans:

The Fund may invest in leveraged loans, a type of bank loan. Leveraged loans are adjustable-rate bank loans made to companies rated below investment grade. The interest rates on leveraged loans are reset periodically based upon the fluctuations of a base interest rate such as the London Interbank Offered Rate ("LIBOR") and a "spread" above that base interest rate that represents a risk premium to the lending banks and/or other participating investors. Many bank loans bear an adjustable rate of interest; however, leveraged loans provide for a greater "spread" over the base interest rate than other bank loans because they are considered to represent a greater credit risk. Because they are perceived to represent a greater credit risk, leveraged loans possess certain attributes that are similar to high-yield securities. However, because they are often secured by collateral of the borrower, leveraged loans possess certain attributes that are similar to other bank loans.

Below-Investment-Grade Securities:

The Fund invests in below-investment-grade securities (i.e., lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and Liabilities under Deposit with broker for futures contracts. Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. The Fund did not hold futures contracts as of January 31, 2022.

31

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.

The Fund may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statement of Operations.

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of January 31, 2022.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$24,969	$—	$25,874

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31.

32

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

For the six months ended January 31, 2022, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended January 31, 2022, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$—	$5,076	$674

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended January 31, 2022, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$230,937	$680,986

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA Mutual Funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at www.vcm.com. As of January 31, 2022, certain fund-of-funds owned total outstanding shares of the Fund as follows:

Affiliated USAA Mutual Funds	Ownership %
USAA Cornerstone Conservative Fund	0.9
USAA Target Retirement Income Fund	2.8
USAA Target Retirement 2030 Fund	4.2
USAA Target Retirement 2040 Fund	3.8
USAA Target Retirement 2050 Fund	0.8
USAA Target Retirement 2060 Fund	0.0	*

*  Amount is less than 0.05%.

33

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended January 31, 2022, are reflected on the Statement of Operations as Investment advisory fees.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the prior investment adviser to the Fund announced that AMCO would be acquired by Victory Capital Holdings Inc. (the "Transaction"). A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and VCM. The Transaction closed on July 1, 2019, and effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and no performance adjustments were made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter is utilized in calculating future performance adjustments.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing each class' performance to that of the Lipper High Yield Bond Funds Index. The Lipper High Yield Bond Funds Index tracks the total return performance of the largest funds within the Lipper High Yield Bond Funds category.

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper High Yield Bond Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period August 1, 2021, to January 31, 2022, performance adjustments were $(264), $(195), $(2), and $(1) for Fund Shares, Institutional Shares, Class A, and R6 Shares, in thousands, respectively. Performance adjustments were (0.06)%, (0.08)%, (0.17)%, and (0.48)% for Fund Shares, Institutional Shares, Class A, and R6 Shares, respectively. The performance adjustment rate included in the

34

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended January 31, 2022, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, 0.15%, and 0.05%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, Class A, and R6 Shares, respectively. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares, Class A, and R6 Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10%, 0.10% and 0.01%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended January 31, 2022, are reflected on the Statement of Operations as Transfer agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor

35

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended January 31, 2022, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended January 31, 2022, the Distributor received less than $1 thousand from commissions earned in connection with sales of Class A.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of January 31, 2022, the expense limits (excluding voluntary waivers) were 0.83%, 0.73%, 1.00%, and 0.65% for Fund Shares, Institutional Shares, Class A, and R6 Shares, respectively.

Under the terms of the expense limitation agreement, as amended May 1, 2021, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Adviser was permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of January 31, 2022, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at January 31, 2022.

Expires 2022	Expires 2023	Expires 2024	Expires 2025	Total
$10	$69	$114	$64	$257

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended January 31, 2022.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

36

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.

Credit Risk — The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.

High-Yield/Junk Bond Risk — Fixed-income securities rated below investment grade, also known as "junk" or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns, financial setbacks, or liquidity events. High-yield securities also can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time.

LIBOR Discontinuation Risk — The LIBOR discontinuation may adversely affect the financial markets generally and the Fund's operations, finances and investments specifically. LIBOR has been the principal floating-rate benchmark in the financial markets, and a large portion of the Fund's assets are tied to LIBOR. However, LIBOR has been or will be discontinued as a floating rate benchmark. The date of discontinuation depends on the LIBOR currency and tenor. With limited exceptions, no new LIBOR obligations will be entered into after December 31, 2021. Existing LIBOR obligations have transitioned or will transition to another benchmark, depending on the LIBOR currency and tenor. For some existing LIBOR-based obligations, the contractual consequences of the discontinuation of LIBOR may not be clear.

Non-LIBOR floating-rate obligations, including Secured Overnight Financing Rate ("SOFR")-based obligations, may have returns and values that fluctuate more than those of floating-rate debt obligations that are based on LIBOR or other rates. Also, because SOFR and some alternative floating rates are relatively new market indexes, markets for certain non-LIBOR obligations may never develop or may not be liquid. Market terms for non-LIBOR floating rate obligations, such as the spread over the index reflected in interest-rate provisions, may evolve over time, and prices of non-LIBOR floating rate obligations may be different depending on when they are issued and changing views about correct spread levels.

Various SOFR-based rates, including SOFR-based term rates, and various non-SOFR-based rates are expected to develop in response to the discontinuation of U.S. dollar LIBOR, which may create various risks for the Fund and the financial markets more generally. There are non-LIBOR forward-looking floating rates that are not based on SOFR and that may be considered by participants in the financial markets as LIBOR alternatives. Such rates include Ameribor (American Interbank Offered Rate), BSBY (Bloomberg Short-Term Bank Yield Index) and BYI (Bank Yield Index). Unlike forward-looking SOFR-based term rates, such rates are intended to reflect a bank credit spread component.

It is not clear how replacement rates for LIBOR — including SOFR-based rates and non-SOFR-based rates — will develop and to what extent they will be used. There is no assurance that these replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect on the Fund and the financial markets more generally. Concerns about market depth and stability could affect the development of non-SOFR-based term rates, and such rates may create various risks, which may or may not be similar to the risks relating to SOFR.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods or other catastrophes, may add to instability in global economies and markets generally, and may lead to

37

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

7. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 28, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended January 31, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one-month LIBOR plus one percent, with LIBOR to be replaced by a different benchmark rate in accordance with the terms of the agreement) on amounts borrowed. Prior to June 28, 2021, the Victory Funds Complex paid an annual commitment fee of 0.15% and an upfront fee of 0.10%. Each fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended January 31, 2022.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees.

The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended January 31, 2022, were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at January 31, 2022	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$34,024	6	0.59%	$43,998

*  For the six months ended January 31, 2022, based on the number of days borrowings were outstanding.

38

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

8. Federal Income Tax Information:

The Fund intends to distribute any net investment income monthly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending July 31, 2022.

As of July 31, 2021, the Fund had net capital loss carryforwards as summarized in the table below (amounts in thousands). It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

Short-Term Amount	Long-Term Amount	Total
$30,452	$186,004	$216,456

39

USAA Mutual Funds Trust	Supplemental Information January 31, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2021, through January 31, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/21	Actual Ending Account Value 1/31/22	Hypothetical Ending Account Value 1/31/22	Actual Expenses Paid During Period 8/1/21- 1/31/22*	Hypothetical Expenses Paid During Period 8/1/21- 1/31/22*	Annualized Expense Ratio During Period 8/1/21- 1/31/22
Fund Shares	$1,000.00	$983.70	$1,021.42	$3.75	$3.82	0.75%
Institutional Shares	1,000.00	984.20	1,021.93	3.25	3.31	0.65%
Class A	1,000.00	983.40	1,021.02	4.15	4.23	0.83%
R6 Shares	1,000.00	985.40	1,024.35	0.85	0.87	0.17%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

40

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2022

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement

USAA High Income Fund (the "Fund")

At a meeting of the Board of Trustees (the "Board") of USAA Mutual Funds Trust (the "Trust") held on December 9-10, 2021, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Victory Capital Management Inc. (the "Adviser") with respect to the Fund. Prior to the December 9-10, 2021 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 19, 2021.

In advance of the foregoing meetings, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board's conclusions may be based, in part, on its consideration of these same arrangements in prior years.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Adviser under the Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board also took into account its knowledge of the Adviser's management and the quality of the performance of the Adviser's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, shareholder

41

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2022

  (Unaudited)

services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund's compliance programs, (ii) risk management programs, (iii) liquidity risk management programs, and (iv) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Adviser's management style and the performance of the Adviser's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Adviser's process for monitoring "best execution," also was considered. The Adviser's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Adviser's risk management processes. The Board considered the Adviser's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the "expense group") and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's net management fee rate — which includes advisory and administrative services and the effects of any performance adjustment1, as well as any fee waivers and reimbursements — was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses, including after any reimbursements, were below the median of its expense group and its expense universe. The Board also took into account the Adviser's current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates and noted the high quality of services received by the Fund.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe for the one- and ten-year periods ended September 30, 2021, and was below the average of its performance universe for the three- and five-year periods ended September 30, 2021,

1  The Adviser previously agreed that no performance adjustment (positive or negative) would be made to the amount payable to the Adviser from July 1, 2019, through June 30, 2020.

42

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2022

  (Unaudited)

and was above its Lipper index for the one-year period ended September 30, 2021, and was below its Lipper index for the three-, five- and ten-year periods ended September 30, 2021. The Board took into account management's discussion of the Fund's performance, including the reasons for the Fund's underperformance over the three-year period ended September 30, 2021.

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser's relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.

Economies of Scale — The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board also considered the effect of the change in size, if any, of each of the Fund's classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

43

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
www.vcm.com	(800) 235-8396

40051-0322

January 31, 2022

Semi Annual Report

USAA Money Market Fund
Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	14
Supplemental Information	21
Proxy Voting and Portfolio Holdings Information	21
Expense Example	21
Advisory Contract Approval	22
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Money Market Fund	January 31, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks the highest income consistent with preservation of capital and the maintenance of liquidity.

Portfolio Mix

January 31, 2022

(% of Net Assets)

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Money Market Fund	Schedule of Portfolio Investments January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Corporate Bonds (9.9%)
Consumer Discretionary (0.2%):
Harvest Time Tabernacle, Inc. (LOC — Federal Home Loan Bank of Dallas), 0.18%, 8/1/37 (a)	$3,875	$3,875
Consumer Staples (1.4%):
Altoona-Blair County Development Corp. (LOC — PNC Financial Services Group), 0.15%, 4/1/35, Callable 2/22/22 @ 100 (a) (b)	20,000	20,000
Labcon North America (LOC — BNP Paribas), 0.20%, 6/1/44 (a)	6,820	6,820
		26,820
Financials (8.3%):
Bass Pro Rossford Development Co. LLC (LOC — Fifth Third Bank), 0.17%, 11/1/27 (a)	18,255	18,255
Carol Allen Family Liquidity Trust (LOC — Comerica Bank, N.A.), 0.17%, 3/1/48, Callable 3/14/22 @ 100 (a)	25,000	25,000
Chad J Himmel Irrevocable Trust (LOC — Federal Home Loan Bank of Dallas), 0.12%, 7/1/48, Callable 3/14/22 @ 100 (a)	5,290	5,290
Columbus Hotel Investment One LLC (LOC — Federal Home Loan Bank of New York), 0.12%, 10/1/48, Callable 3/14/22 @ 100 (a)	6,535	6,535
Elsinore Properties LP (LOC — Fifth Third Bank), 0.12%, 2/1/37 (a)	4,905	4,905
Fiore Capital LLC (LOC — Wells Fargo & Co.), 0.15%, 8/1/45 (a)	24,990	24,990
Gillean Family Trust (LOC — Federal Home Loan Bank of Dallas), 0.12%, 12/1/39, Callable 3/14/22 @ 100 (a)	6,140	6,140
Herman & Kittle Capital LLC (LOC — Federal Home Loan Bank of Cincinnati), 0.12%, 2/1/37 (a)	50	50
Lamar Avenue Trust (LOC — Federal Home Loan Bank of Dallas), 0.12%, 12/1/37, Callable 3/14/22 @ 100 (a)	4,445	4,445
Lavonia O Frick Family Trust (LOC — Federal Home Loan Bank of Atlanta), 0.12%, 8/1/48, Callable 3/14/22 @ 100 (a)	6,000	6,000
Mark E Potteiger Irrevocable Life Insurance Trust (LOC — Federal Home Loan Bank of Dallas), 0.12%, 6/1/48, Callable 3/14/22 @ 100 (a)	4,025	4,025
NLS Irrevocable Trust (LOC — Bank of Oklahoma, N.A.), 0.17%, 12/1/39, Callable 3/14/22 @ 100 (a)	11,260	11,260
Opler Irrevocable Trust (LOC — Bank of Oklahoma, N.A.), 0.17%, 11/1/39, Callable 3/14/22 @ 100 (a)	9,280	9,280
Stobro Co. LP (LOC — Federal Home Loan Bank of Pittsburgh), 0.24%, 1/1/32 (a)	8,955	8,955
The Debra B Kennedy Irrevocable Trust (LOC — Federal Home Loan Bank of Dallas), 0.12%, 5/1/48, Callable 3/14/22 @ 100 (a)	4,420	4,420
The Dennis Wesley Co., Inc. (LOC — Federal Home Loan Bank of Indianapolis), 0.12%, 11/15/39, Callable 3/14/22 @ 100 (a)	10,125	10,125
The Linda E Krejsek Life Insurance Trust (LOC — Federal Home Loan Bank of Dallas), 0.15%, 9/1/37 (a)	5,490	5,490
		155,165
Total Corporate Bonds (Cost $185,860)		185,860

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Money Market Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Yankee Dollars (1.1%)
Materials (1.1%):
SSAB AB (LOC — Swedbank AB), 0.12%, 4/1/34 (a)	$20,000	$20,000
Total Yankee Dollars (Cost $20,000)		20,000
Municipal Bonds (12.4%)
Arizona (1.4%):
Yavapai County IDA Revenue (LOC — Bank of Nova Scotia), 0.15%, 9/1/35, Continuously Callable @100 (a)	26,625	26,625
Connecticut (0.2%):
Connecticut State Development Authority Revenue (LOC — Toronto-Dominion Bank), 0.26%, 12/1/28, Continuously Callable @100 (a)	3,980	3,980
Georgia (1.7%):
Appling County Development Authority Revenue, 0.18%, 9/1/41, Continuously Callable @100 (a)	15,900	15,900
The Burke County Development Authority Revenue, Series 1, 0.14%, 7/1/49, Continuously Callable @100 (a)	15,000	15,000
		30,900
Indiana (0.6%):
City of Knox Revenue (LOC — SunTrust Bank), 0.18%, 2/1/46, Continuously Callable @100 (a)	11,300	11,300
Louisiana (4.6%):
Parish of St. James Revenue, Series B-1, 0.12%, 11/1/40, Continuously Callable @100 (a) (c)	85,970	85,970
Oklahoma (1.7%):
Muskogee Industrial Trust Revenue, Series A, 0.12%, 1/1/25, Callable 3/2/22 @ 100 (a)	32,400	32,400
Pennsylvania (0.3%):
Allegheny County IDA Revenue (LOC — PNC Financial Services Group), 0.20%, 11/1/27, Callable 3/1/22 @ 100 (a)	4,736	4,736
Tennessee (0.8%):
Chattanooga Health Educational & Housing Facility Board Revenue, Series C, 0.17%, 5/1/39, Continuously Callable @100 (a) (c)	15,500	15,500
Texas (1.1%):
Port of Port Arthur Navigation District Revenue, 0.23%, 11/1/40, Continuously Callable @100 (a)	20,000	20,000
Total Municipal Bonds (Cost $231,411)		231,411
Commercial Paper (64.5%) (d)
American Honda Finance, 0.30%, 3/21/22	20,000	19,992
AT&T, Inc., 0.29%, 3/17/22 (b)	20,000	19,993
Barton Capital Corp.
0.15%, 3/10/22 (b)	20,000	19,997
0.18%, 4/13/22 (b)	20,000	19,993

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Money Market Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Bayerische Landesbank
0.18%, 2/15/22	$20,000	$19,999
0.17%, 4/1/22	20,000	19,994
0.20%, 5/12/22	20,000	19,989
Cooperatieve Rabobank U.A., 0.15%, 2/15/22	20,000	19,999
Crown Point Capital Co. LLC
0.17%, 2/1/22 (b)	20,000	20,000
0.18%, 4/12/22 (b)	20,000	19,993
0.20%, 5/2/22 (b)	20,000	19,990
Dairy Farmers of America, 0.18%, 2/1/22 (b)	80,000	80,000
Duke Energy Corp., 0.17%, 2/9/22 (b)	20,000	19,999
Enbridge Gas Distribution, 0.23%, 2/14/22 (b)	20,000	19,998
Energy Transfer Partners LP, 0.31%, 2/1/22	90,000	90,000
Fairway Finance Corp., 0.06%, 2/2/22 (b)	20,000	20,000
Hannover Funding Co. LLC, 0.27%, 2/9/22 (b)	20,000	19,999
Harley-Davidson Funding
0.23%, 2/3/22 (b)	20,000	20,000
0.29%, 2/7/22 (b)	20,000	19,999
0.42%, 3/17/22 (b)	15,000	14,992
Jabil, Inc., 0.38%, 2/1/22 (b)	90,000	90,000
Lma Americas LLC
0.18%, 3/28/22 (b)	20,000	19,995
0.25%, 4/26/22 (b)	20,000	19,988
Manhattan Asset Funding Co., 0.18%, 5/31/22 (b)	20,000	19,988
National Rural Utilities Cooperative Finance Corp., 0.19%, 2/14/22	20,000	19,998
Natixis
0.09%, 2/3/22	20,000	20,000
0.19%, 3/7/22	20,000	19,996
Nutrien, Ltd.
0.25%, 2/1/22 (b)	40,000	40,000
0.27%, 3/18/22 (b)	20,000	19,993
Old Line Funding LLC
0.13%, 2/24/22 (b)	20,000	19,998
0.20%, 5/5/22 (b)	20,000	19,990
Ridgefield Funding Co. LLC
0.21%, 2/18/22 (b)	20,000	19,998
0.14%, 3/3/22 (b)	20,000	19,998
0.16%, 4/6/22 (b)	20,000	19,994
Sheffield Receivables, 0.21%, 4/1/22 (b)	20,000	19,993
Sheffield Receivables Co. LLC, 0.15%, 2/11/22 (b)	19,000	18,999
Societe Generale SA
0.16%, 3/31/22 (b)	20,000	19,995
0.17%, 4/19/22 (b)	20,000	19,992
0.19%, 6/9/22 (b)	15,000	14,990
Sumitomo Mitsui Banking Corp.
0.18%, 3/3/22 (b)	20,000	19,997
0.19%, 3/9/22 (b)	20,000	19,996
0.14%, 3/21/22 (b)	20,000	19,996

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Money Market Fund	Schedule of Portfolio Investments — continued January 31, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Union Pacific Corp.
0.10%, 2/2/22 (b)	$20,000	$20,000
0.19%, 2/24/22 (b)	20,000	19,997
Verizon Communications
0.24%, 3/15/22 (b)	20,000	19,994
0.26%, 3/21/22 (b)	20,000	19,993
Victory Receivables Corp.
0.13%, 2/9/22 (b)	20,000	19,999
0.16%, 2/15/22 (b)	20,000	19,999
0.17%, 2/18/22 (b)	20,000	19,998
Vw Credit, Inc., 0.24%, 2/23/22 (b)	20,000	19,997
Total Commercial Paper (Cost $1,208,797)		1,208,797
Certificates of Deposit (12.5%)
Bank of Montreal Chicago, 0.30%(SOFR+25bps), 2/24/23 (e)	20,000	20,000
Bank of Nova Scotia, 0.29%(SOFR+25bps), 2/28/23 (e)	20,000	20,000
Canadian Imp BK Comm NY, 0.30%(SOFR+25bps), 2/10/23 (e)	20,000	20,000
Goldman Sachs Bank USA
0.29%, 11/25/22 (SOFR+25bps) (e)	25,000	25,000
0.32%, 1/20/23 (SOFR+27bps) (e)	25,000	25,000
0.35%, 2/17/23 (SOFR+30bps) (e)	25,000	25,000
Lloyds Bank Corp. Mkts/NY, 0.30%(SOFR+25bps), 1/12/23 (e)	20,000	20,000
Mizuho Bank, Ltd./NY, 0.19%(SOFR+14bps), 7/18/22 (e)	20,000	20,000
MUFG Bank, Ltd./NY, 0.33%(SOFR+28bps), 1/24/23 (e)	20,000	20,000
Standard Chartered BK/NY, 0.29%(SOFR+25bps), 1/31/23 (e)	20,000	20,000
Sumitomo Mitsui Bank NY, 0.33%(SOFR+28bps), 2/1/23 (e) (f)	20,000	20,000
Total Certificates of Deposit (Cost $235,000)		235,000
Total Investments (Cost $1,881,068) — 100.4%		1,881,068
Liabilities in excess of other assets — (0.4)%		(7,646)
NET ASSETS — 100.00%		$1,873,422

At January 31, 2022, the Fund's investments in foreign securities were 26.7% of net assets.

(a)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of January 31, 2022, the fair value of these securities was $978,830 (thousands) and amounted to 52.2% of net assets.

(c)  All or a portion of this security has been segregated as collateral for securities purchased on a delayed-delivery and/or when-issued basis.

(d)  Rate represents the effective yield at January 31, 2022.

(e)  Variable or Floating-Rate Security. Rate disclosed is as of January 31, 2022.

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Money Market Fund	Schedule of Portfolio Investments — continued January 31, 2022

  (Unaudited)

(f)  Security or portion of security purchased on a delayed-delivery and/or when-issued basis.

bps — Basis points

Continuously callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

IDA — Industrial Development Authority

LLC — Limited Liability Company

LOC — Letter of Credit

LP — Limited Partnership

SOFR — Secured Overnight Financing Rate

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

LOC  Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

See notes to financial statements.

7

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Money Market Fund
Assets:
Investments, at value (Cost $1,881,068)	$1,881,068
Cash	9,220
Receivables:
Interest	68
Capital shares issued	2,875
Investments sold	3,405
From Adviser	1,399
Prepaid expenses	21
Total Assets	1,898,056
Liabilities:
Payables:
Distributions	—	(a)
Investments purchased	20,000
Capital shares redeemed	3,595
Accrued expenses and other payables:
Investment advisory fees	382
Administration fees	159
Custodian fees	28
Transfer agent fees	400
Compliance fees	1
Trustees' fees	—	(a)
Other accrued expenses	69
Total Liabilities	24,634
Net Assets:
Capital	1,873,423
Total accumulated earnings/(loss)	(1)
Net Assets	$1,873,422
Shares (unlimited number of shares authorized with no par value):	1,873,947
Net asset value, offering and redemption price per share: (b)	$1.00

(a)  Rounds to less than $1 thousand.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

8

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended January 31, 2022

(Amounts in Thousands)  (Unaudited)

	USAA Money Market Fund
Investment Income:
Interest	$1,649
Total Income	1,649
Expenses:
Investment advisory fees	2,303
Administration fees	960
Sub-Administration fees	3
Custodian fees	82
Transfer agent fees	2,399
Trustees' fees	24
Compliance fees	7
Legal and audit fees	26
State registration and filing fees	40
Other expenses	100
Total Expenses	5,944
Expenses waived/reimbursed by Adviser	(4,391)
Net Expenses	1,553
Net Investment Income	96
Realized/Unrealized Gains from Investments:
Net realized gains from investment securities	—	(a)
Net realized/unrealized gains on investments	—	(a)
Change in net assets resulting from operations	$96

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

9

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Money Market Fund
	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021
From Investments:
Operations:
Net investment income	$96	$214
Net realized gains from investments	— (a)	—
Change in net assets resulting from operations	96	214
Change in net assets resulting from distributions to shareholders	(96)	(323)
Change in net assets resulting from capital transactions	(77,347)	(393,741)
Change in net assets	(77,347)	(393,850)
Net Assets:
Beginning of period	1,950,769	2,344,619
End of period	$1,873,422	$1,950,769
Capital Transactions:
Proceeds from shares issued	$261,693	$638,947
Distributions reinvested	95	320
Cost of shares redeemed	(339,135)	(1,033,008)
Change in net assets resulting from capital transactions	$(77,347)	$(393,741)
Share Transactions:
Issued	261,695	638,949
Reinvested	95	320
Redeemed	(339,135)	(1,033,008)
Change in Shares	(77,345)	(393,739)

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

10

This page is intentionally left blank.

11

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities						Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains on Investments		Total from Investment Activities		Net Investment Income		Net Realized Gains From Investments
USAA Money Market Fund
Fund Shares
Six Months Ended January 31, 2022 (Unaudited):	$1.00	—	(c)(d)	—	(c)	—	(c)	—	(c)	—
Year Ended July 31:
2021	$1.00	—	(c)(d)	—		—	(c)	—	(c)	—	(c)
2020	$1.00	0.01	(d)	—	(c)	0.01		(0.01)		—
2019	$1.00	0.02		—	(c)	0.02		(0.02)		—
2018	$1.00	0.01		—	(c)	0.01		(0.01)		—
2017	$1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 3 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Amount is less than $0.005 per share.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  USAA Asset Management Company ("AMCO") (previous Investment Adviser) voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield.

(f)  Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

See notes to financial statements.

12

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

						Ratios to Average Net Assets					Supplemental Data
	Total Distributions		Net Asset Value, End of Period	Total Return*(a)		Net Expenses^(b)		Net Investment Income(b)	Gross Expenses(b)		Net Assets, End of Period (000's)
USAA Money Market Fund
Fund Shares
Six Months Ended January 31, 2022 (Unaudited):	—	(c)	$1.00	0.01%		0.16%		0.01%	0.62%		$1,873,422
Year Ended July 31:
2021	—	(c)	$1.00	0.01%		0.23%		0.01%	0.61%		$1,950,769
2020	(0.01)		$1.00	1.04%		0.58%		1.15%	0.61%		$2,344,619
2019	(0.02)		$1.00	1.97%		0.62%		1.95%	0.62%		$4,878,643
2018	(0.01)		$1.00	1.13%		0.62%		1.12%	0.62%		$4,623,610
2017	—	(c)	$1.00	0.31	%(e)	0.63	%(e)(f)	0.29%	0.63	%(f)	$4,513,270

See notes to financial statements.

13

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2022

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Money Market Fund (the "Fund"). The Fund is classified as diversified under the 1940 Act.

The Fund operates as a retail money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act, and as a retail money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.

The Fund has adopted policies and procedures permitting the Trust's Board of Trustees (the "Board") to impose a liquidity fee or to temporarily suspend redemptions from the Fund (impose a "redemption gate") if the Fund's weekly liquid assets fall below specific thresholds, such as during times of market stress. The imposition of a liquidity fee would reduce the amount you would receive upon redemption of your shares of the Fund. The imposition of a redemption gate would temporarily delay your ability to redeem your investments in the Fund.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

14

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Board's oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Repurchase agreements are valued at cost.

All securities held in the Fund are short-term debt securities, which are valued pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts. Securities for which amortized cost valuations are considered unreliable or for whose values have been materially affected by a significant event are valued in good faith, at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

Repurchase Agreements:

The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to at least 102% of principal including accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund's Adviser monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31.

For the six months ended January 31, 2022, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

15

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended January 31, 2022, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$—	$12,500	$—

Fees Paid Indirectly:

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.

3. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

The Fund's Investment Adviser fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended January 31, 2022, are reflected on the Statement of Operations as Investment advisory fees.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended January 31, 2022, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.10%, which is based on the Fund's average daily net assets. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Sub-Administration fees.

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. Transfer agent fees for the Fund are paid monthly based on a fee accrued daily at an annualized rate of 0.25% of average daily net assets, plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA for the six months ended January 31, 2022, are reflected on the Statement of Operations as Transfer agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended January 31, 2022, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limit. As of January 31, 2022, the expense limit (excluding voluntary waivers) was 0.62%.

Under the terms of the expense limitation agreement, as amended May 1, 2021, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Adviser was permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

In addition, the Adviser agreed to further reimburse fees in excess of the Fund's expense limit of 0.62%. These voluntary reductions, to the extent necessary, are to maintain a certain minimum net yield of the Fund. Under this agreement to reimburse additional fees, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years after the fiscal year in which the waiver or reimbursement took place, to the extent any repayments would not

17

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

cause the Fund's net yield to fall below the Fund's minimum yield at the time of: (a) the original waiver or expense reimbursement; or (b) the expense limit in effect at the time of the extra waiver.

As of January 31, 2022, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at January 31, 2022.

Expires 2023	Expires 2024	Expires 2025	Total
$1,305	$8,192	$4,391	$13,888

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

4. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Stable Net Asset Value Risk — You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Liquidity Fees and Gates — The Fund may impose liquidity fees on redemptions and/or temporarily suspend redemptions (gates) if the Fund's weekly liquid assets fall below certain thresholds, such as during times of market stress. The imposition of a liquidity fee would reduce the amount you would receive upon redemption of your shares of the Fund. The imposition of a redemption gate would temporarily delay your ability to redeem your investments in the Fund.

Credit Risk — Credit risk is expected to be low for the Fund because it invests primarily in securities that are considered to be of high quality. However, there is the possibility that an issuer will fail to make timely interest and principal payments on its securities or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline.

LIBOR Discontinuation Risk — The London Interbank Offered Rate ("LIBOR") discontinuation may adversely affect the financial markets generally and the Fund's operations, finances and investments specifically. LIBOR has been the principal floating-rate benchmark in the financial markets, and a large portion of the Fund's assets are tied to LIBOR. However, LIBOR has been or will be discontinued as a floating rate benchmark. The date of discontinuation depends on the LIBOR currency and tenor. With limited exceptions, no new LIBOR obligations will be entered into after December 31, 2021. Existing LIBOR obligations have transitioned or will transition to another benchmark, depending on the LIBOR currency and tenor. For some existing LIBOR-based obligations, the contractual consequences of the discontinuation of LIBOR may not be clear.

Non-LIBOR floating-rate obligations, including Secured Overnight Financing Rate ("SOFR")-based obligations, may have returns and values that fluctuate more than those of floating-rate debt obligations that are based on LIBOR or other rates. Also, because SOFR and some alternative floating rates are relatively new market indexes, markets for certain non-LIBOR obligations may never develop or may not be liquid. Market terms for non-LIBOR floating rate obligations, such as the spread over the index reflected in interest-rate provisions, may evolve over time, and prices of non-LIBOR floating rate obligations may be different depending on when they are issued and changing views about correct spread levels.

Various SOFR-based rates, including SOFR-based term rates, and various non-SOFR-based rates are expected to develop in response to the discontinuation of U.S. dollar LIBOR, which may create various

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

risks for the Fund and the financial markets more generally. There are non-LIBOR forward-looking floating rates that are not based on SOFR and that may be considered by participants in the financial markets as LIBOR alternatives. Such rates include Ameribor (American Interbank Offered Rate), BSBY (Bloomberg Short-Term Bank Yield Index) and BYI (Bank Yield Index). Unlike forward-looking SOFR-based term rates, such rates are intended to reflect a bank credit spread component.

It is not clear how replacement rates for LIBOR — including SOFR-based rates and non-SOFR-based rates — will develop and to what extent they will be used. There is no assurance that these replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect on the Fund and the financial markets more generally. Concerns about market depth and stability could affect the development of non-SOFR-based term rates, and such rates may create various risks, which may or may not be similar to the risks relating to SOFR.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

5. Borrowing:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 28, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended January 31, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one-month LIBOR plus one percent, with LIBOR to be replaced by a different benchmark rate in accordance with the terms of the agreement) on amounts borrowed. Prior to June 28, 2021, the Victory Funds Complex paid an annual commitment fee of 0.15% and an upfront fee of 0.10%. Each fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended January 31, 2022.

6. Federal Income Tax Information:

Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in

19

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2022

  (Unaudited)

nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending July 31, 2022.

As of July 31, 2021, the Fund had no capital loss carryforwards for federal income tax purposes.

20

USAA Mutual Funds Trust	Supplemental Information January 31, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Fund makes available on VCM.com a complete list of portfolio holdings no sooner than 5 business days after the end of each month. Form N-MFP is available on the SEC's website at www.sec.gov.

Expense Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2021, through January 31, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 8/1/21	Actual Ending Account Value 1/31/22	Hypothetical Ending Account Value 1/31/22	Actual Expenses Paid During Period 8/1/21-1/31/22*	Hypothetical Expenses Paid During Period 8/1/21-1/31/22*	Annualized Expense Ratio During Period 8/1/21-1/31/22
$1,000.00	$1,000.10	$1,024.40	$0.81	$0.82	0.16%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

21

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2022

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement

USAA Money Market Fund (the "Fund")

At a meeting of the Board of Trustees (the "Board") of USAA Mutual Funds Trust (the "Trust") held on December 9-10, 2021, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Victory Capital Management Inc. (the "Adviser") with respect to the Fund. Prior to the December 9-10, 2021 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 19, 2021.

In advance of the foregoing meetings, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Adviser and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board's conclusions may be based, in part, on its consideration of these same arrangements in prior years.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Adviser under the Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board also took into account its knowledge of the Adviser's management and the quality of the performance of the Adviser's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

22

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2022

  (Unaudited)

The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund's compliance programs, (ii) risk management programs, (iii) liquidity risk management programs, and (iv) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Adviser's management style and the performance of the Adviser's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Adviser's process for monitoring "best execution," also was considered. The Adviser's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Adviser's risk management processes. The Board considered the Adviser's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the "expense group") and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's net management fee rate — which includes advisory and administrative services, as well as any fee waivers and reimbursements — was below the medians of its expense group and expense universe. The data indicated that the Fund's total expenses, including after any reimbursements, were below the medians of its expense group and its expense universe. The Board also took into account the Adviser's current undertakings to maintain expense limitations for the Fund, which include voluntary waiver support to preserve a minimum daily yield. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates and noted the high quality of services received by the Fund.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe for the three- and five-year periods ended September 30, 2021, and was below the average of its performance universe for the one- and ten-year periods ended September 30, 2021, and was below its Lipper index for the one-, three-, five- and ten-year periods ended September 30, 2021. The Board noted the relatively narrow range of returns of the funds in the Fund's peer group.

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser's relationship with the Fund before tax expenses. The Board was also provided

23

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2022

  (Unaudited)

with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.

Economies of Scale — The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board also considered the effect of the Fund's change in size, if any, on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

24

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
www.vcm.com	(800) 235-8396

23428-0322

Item 2. Code of Ethics.

Not applicable – only for annual reports

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)     Not applicable.

(b)     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)     Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) are attached hereto.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	USAA Mutual Fund Trust

By (Signature and Title)*	/s/ James K. De Vries
James K. De Vries, Principal Financial Officer

Date	March 29, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	March 29, 2022

By (Signature and Title)*	/s/ James K. De Vries
James K. De Vries, Principal Financial Officer

Date	March 29, 2022